[NATIONS FUNDS LOGO]


                                                  INVESTMENTS FOR A LIFETIME(SM)

                                                       Nations Short-Term
                                                       Municipal Income Fund

                                                       Nations Intermediate
                                                       Municipal Bond Fund

                                                       Nations Municipal
                                                       Income Fund

                    MUNICIPAL                          Nations FL Intermediate
                    BOND                               Municipal Bond Fund
                    FUNDS
                                                       Nations FL Municipal
                                                       Bond Fund

                                                       Nations GA Intermediate
                                                       Municipal Bond Fund

                                                       Nations GA Municipal
                                                       Bond Fund

                                                       Nations MD Intermediate
                                                       Municipal Bond Fund

                                                       Nations MD Municipal
                                                       Bond Fund

                                                       Nations NC Intermediate
                                                       Municipal Bond Fund

                                                       Nations NC Municipal
                                                       Bond Fund

                                                       Nations SC Intermediate
                                                       Municipal Bond Fund

                                                       Nations SC Municipal
                                                       Bond Fund

                                                       Nations TN Intermediate
                                                       Municipal Bond Fund

                                                       Nations TN Municipal
                                                       Bond Fund

          SEMI-ANNUAL REPORT FOR THE PERIOD            Nations TX Intermediate
          ENDED SEPTEMBER 30, 1997                     Municipal Bond Fund

                                                       Nations TX Municipal
                                                       Bond Fund

                                                       Nations VA Intermediate
                                                       Municipal Bond Fund

                                                       Nations VA Municipal
                                                       Bond Fund

This Report is submitted for
the general information of
shareholders of Nations Funds.
This material must be preceded or
accompanied by a current Nations
Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which
is not affiliated with NationsBank,
N.A., is not a bank, and securities
offered by it are not guaranteed by
any bank or insured by the FDIC.
Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.
Nations Funds Investment Sub-                       [GRAPHICS DEPICTING BASKETS]
Advisers: TradeStreet Investment
Associates, Inc., Gartmore Global
Partners and Boatmen's Capital
Management, Inc.




 ___________________
|                   |
|     NOT FDIC-     |
|      INSURED      |
|___________________|
|                   |
|   May Lose Value  |
|___________________|
|                   |
| No Bank Guarantee |
|___________________|

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
SHAREHOLDER LETTER....................................................    1
FINANCIAL STATEMENTS:
  SCHEDULE OF INVESTMENTS:
     Short-Term Municipal Income Fund.................................    2
     Intermediate Municipal Bond Fund.................................    7
     Municipal Income Fund............................................   21
     Florida Intermediate Municipal Bond Fund.........................   33
     Florida Municipal Bond Fund......................................   38
     Georgia Intermediate Municipal Bond Fund.........................   41
     Georgia Municipal Bond Fund......................................   45
     Maryland Intermediate Municipal Bond Fund........................   47
     Maryland Municipal Bond Fund.....................................   50
     North Carolina Intermediate Municipal Bond Fund..................   53
     North Carolina Municipal Bond Fund...............................   57
     South Carolina Intermediate Municipal Bond Fund..................   59
     South Carolina Municipal Bond Fund...............................   64
     Tennessee Intermediate Municipal Bond Fund.......................   66
     Tennessee Municipal Bond Fund....................................   69
     Texas Intermediate Municipal Bond Fund...........................   71
     Texas Municipal Bond Fund........................................   77
     Virginia Intermediate Municipal Bond Fund........................   79
     Virginia Municipal Bond Fund.....................................   84
  STATEMENTS OF ASSETS AND LIABILITIES................................   86
  STATEMENTS OF OPERATIONS............................................   94
  STATEMENTS OF CHANGES IN NET ASSETS.................................   98
  SCHEDULE OF CAPITAL STOCK ACTIVITY..................................  106
FINANCIAL HIGHLIGHTS:
     Short-Term Municipal Income Fund.................................  114
     Intermediate Municipal Bond Fund.................................  116
     Municipal Income Fund............................................  118
     Florida Intermediate Municipal Bond Fund.........................  120
     Florida Municipal Bond Fund......................................  122
     Georgia Intermediate Municipal Bond Fund.........................  124
     Georgia Municipal Bond Fund......................................  126
     Maryland Intermediate Municipal Bond Fund........................  128
     Maryland Municipal Bond Fund.....................................  130
     North Carolina Intermediate Municipal Bond Fund..................  132
     North Carolina Municipal Bond Fund...............................  134
     South Carolina Intermediate Municipal Bond Fund..................  136
     South Carolina Municipal Bond Fund...............................  138
     Tennessee Intermediate Municipal Bond Fund.......................  140
     Tennessee Municipal Bond Fund....................................  142
     Texas Intermediate Municipal Bond Fund...........................  144
     Texas Municipal Bond Fund........................................  146
     Virginia Intermediate Municipal Bond Fund........................  148
     Virginia Municipal Bond Fund.....................................  150
  NOTES TO FINANCIAL STATEMENTS.......................................  152

NATIONS FUNDS

DEAR SHAREHOLDER:

The capital markets, particularly the U.S. stock markets, have continued to surprise participants with solid investment returns through the first nine months of 1997. But as we had anticipated in January, the markets have become more volatile than in the previous two years. Stock investors have experienced more daily swings exceeding one percent of value than at any time in the 1990s. Bond investors have seen yields move up and down in a broad range for most of the year. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts.

Investors have continued to benefit from the outstanding economic conditions in the U.S. Employment is high and jobs are being produced at a 200,000-plus rate monthly. The growth rate for the U.S. economy has exceeded three percent in real terms (after inflation) for the past four quarters. Corporate profits are exceeding Wall Street estimates and should finish the year up about twelve percent, which would make 1997 a record sixth consecutive year of double-digit profit growth. Inflation is perhaps the biggest surprise of all: retail inflation has registered a benign 2.2 percent for the past year, and wholesale inflation has actually dropped over the same period.

As we have noted, investors have been the beneficiaries of strong economic and market conditions over the past three years. However, we do not subscribe to the notion that the historical business cycle has been "repealed." Indeed, we encourage investors to maintain reasonable expectations about the future. A recent national survey of 750 mutual fund investors conducted by Montgomery Asset Management found that those shareholders surveyed anticipated average annual returns of 34 percent on their investments over the next decade. Such results, roughly triple the average annual return from stocks over the past 60 years, demonstrate the strong exuberance in the marketplace and give us some cause for concern. We believe investors should temper their expectations of the future and enjoy the rewards of the recent past.

That being said, there is little on the horizon that would suggest trouble for investors as 1997 draws to a close. We believe that the pattern of the past several years will continue to hold true and should produce a reasonable investment environment as we move into the new year. The economy continues its vigorous pace, monetary policy is neutral, inflation is virtually absent, and the profit picture remains intact. However, any changes on any of these fronts could translate into market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' investment objectives.

Sincerely,


/s/ A. Max Walker                         /s/ Mark Williamson
-----------------------------------       -------------------------------------
A. Max Walker                             Mark Williamson
President and Chairman of the Board       President, NationsBanc Advisors, Inc.


September 30, 1997

ADDENDUM

Since the date of this report, equity markets worldwide have experienced enormous volatility sparked by events in the Pacific Rim. However, the U.S. economic picture remains positive -- fundamentals have not changed. Although we expect continued volatility, our long-term view of the domestic market remains intact.

November 26, 1997

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING            VALUE
  AMOUNT                             MOODY'S   S&P       (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.0%
             ALASKA -- 2.6%
$1,000,000   Alaska State, Student
               Loan Corporation,
               Student Loan
               Revenue, Series A,
               AMT, (AMBAC
               Insured),
               4.900% 07/01/00.....   Aaa      AAA      $1,011,080
 2,000,000   North Slope Borough,
               Alaska, GO, Series
               B, (CGIC Insured),
               6.100% 06/30/99.....   Aaa      AAA       2,069,820
                                                        ----------
                                                         3,080,900
                                                        ----------
             ARIZONA -- 4.6%
 2,000,000   Arizona State
               Transportation
               Board, Highway
               Revenue, Sub-Series
               A,
               5.900% 07/01/99.....   Aa       AA-       2,065,620
 2,125,000   Maricopa County,
               Arizona, School
               District Number
               006-Washington
               Elementary, GO,
               (Projects of 1996),
               Series B,
               (FGIC Insured),
               5.000% 07/01/00.....   Aaa      AAA       2,175,277
 1,000,000   Pima County, Arizona,
               Unified School
               District Number
               10-Amphitheater, GO,
               (Projects of 1994),
               Series C,
               (MBIA Insured)
               6.000% 07/01/06.....   Aaa      AAA       1,105,930
                                                        ----------
                                                         5,346,827
                                                        ----------
             DISTRICT OF COLUMBIA -- 2.4%
             District of Columbia,
               GO:
 1,000,000   Series A,
               (MBIA Insured),
               6.000% 06/01/98.....   Aaa      AAA       1,013,950
 1,750,000   Series C, Refunding,
               (FSA-CR Insured),
               5.100% 12/01/99.....   Aaa      AAA       1,784,772
                                                        ----------
                                                         2,798,722
                                                        ----------
             FLORIDA -- 0.9%
 1,000,000   Florida State Turnpike
               Authority Revenue,
               Department of
               Transportation,
               7.350% 07/01/98.....   A1       NR        1,025,760
                                                        ----------
             GEORGIA -- 4.8%
 1,000,000   Clarke County,
               Georgia, School
               District, GO,
               Refunding,
               (FSA Insured),
               5.125% 09/01/00.....   Aaa      AAA       1,028,450


PRINCIPAL                                RATING            VALUE
  AMOUNT                             MOODY'S   S&P       (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
             Georgia State, GO:
$1,000,000   Series C,
               7.250% 07/01/00.....   Aaa      AAA      $1,082,420
 1,000,000   Series E,
               4.200% 07/01/99.....   Aaa      AA+       1,004,820
 1,000,000   Georgia State,
               Municipal Electric
               Power Authority
               Revenue, Series V,
               5.700% 01/01/98.....   A        A         1,004,450
 1,340,000   Metropolitan Atlanta
               Rapid Transportation
               Authority, Georgia,
               Sales Tax, Revenue
               Refunding, Series N,
               6.000% 07/01/07.....   A1       AA-       1,469,323
                                                        ----------
                                                         5,589,463
                                                        ----------
             GUAM -- 2.2%
             Government of Guam:
   500,000   Airport Authority
               Revenue, Series A,
               5.400% 10/01/99.....   NR       BBB         509,195
 2,000,000   GO, Series A,
               5.375% 09/01/00.....   NR       BBB       2,024,000
                                                        ----------
                                                         2,533,195
                                                        ----------
             HAWAII -- 0.9%
 1,000,000   Hawaii State, GO,
               Series BT,
               5.700% 02/01/99.....   Aa3      A+        1,022,010
                                                        ----------
             ILLINOIS -- 4.5%
 1,000,000   Chicago, Illinois,
               Metropolitan Water
               Reclamation
               District-Greater
               Chicago, GO,
               Refunding,
               4.150% 12/01/99.....   Aa2      AA        1,002,840
 1,000,000   Chicago, Illinois,
               O'Hare International
               Airport, General
               Airport Revenue,
               Second Lien, Series
               A, AMT, (AMBAC
               Insured),
               5.000% 01/01/02.....   Aaa      AAA       1,018,700
 2,000,000   Illinois Health
               Facilities Authority
               Revenue, (Ingalls
               Memorial Hospital
               Project),
               Pre-Refunded,
               (MBIA Insured)
               7.000% 01/01/00.....   Aaa      AAA       2,160,380
 1,000,000   Illinois State, GO,
               5.600% 06/01/98.....   A1       AA-       1,011,650
                                                        ----------
                                                         5,193,570
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING            VALUE
  AMOUNT                             MOODY'S   S&P       (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             INDIANA -- 1.1%
$1,280,000   Indiana State, Health
               Facilities Financing
               Authority, Hospital
               Revenue Refunding,
               (Methodist Hospital
               Inc. Project),
               6.000% 09/15/99.....   Aa       NR       $1,323,584
                                                        ----------
             IOWA -- 2.6%
 3,000,000   Iowa Student Loan
               Liquidity
               Corporation, Student
               Loan Revenue, Series
               B,
               4.900% 12/01/05.....   Aaa      NR        3,000,210
                                                        ----------
             MARYLAND -- 2.7%
 1,500,000   Baltimore, Maryland,
               Wastewater Utility
               Revenue, Series A,
               Pre-Refunded, (MBIA
               Insured),
               6.500% 07/01/00.....   Aaa      AAA       1,592,700
 1,000,000   Montgomery County,
               Maryland,
               Construction for
               Public Improvement,
               GO, Pre-Refunded,
               Series B,
               6.800% 11/01/99.....   AAA      AAA       1,074,360
   500,000   Prince Georges County,
               Maryland, Housing
               Authority Mortgage
               Revenue,
               4.175% 10/01/07+....   A1       NR          500,000
                                                        ----------
                                                         3,167,060
                                                        ----------
             MASSACHUSETTS -- 1.9%
 1,200,000   Massachusetts State,
               Refunding,
               Consolidated Loan,
               GO, Series A,
               (FSA Insured),
               7.100% 02/01/98.....   Aaa      AAA       1,213,116
 1,000,000   Massachusetts State,
               Refunding, GO,
               Series A,
               5.500% 07/01/99.....   A1       A+        1,024,740
                                                        ----------
                                                         2,237,856
                                                        ----------
             MICHIGAN -- 4.4%
 2,000,000   Detroit, Michigan,
               Convention
               Facilities Revenue
               Refunding, (Cobo
               Hall Expansion
               Project),
               4.750% 09/30/00.....   NR       A         2,020,040
 1,000,000   Detroit, Michigan, GO,
               Series B,
               5.100% 04/01/99.....   Ba1      BBB       1,011,090


PRINCIPAL                                RATING            VALUE
  AMOUNT                             MOODY'S   S&P       (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MICHIGAN -- (CONTINUED)
             Detroit, Michigan,
               Self-Insurance, GO,
               Series A:
$1,000,000   5.200% 05/01/98.......   NR       BBB-     $1,006,530
 1,000,000   5.600% 05/01/01.......   NR       BBB-      1,032,340
                                                        ----------
                                                         5,070,000
                                                        ----------
             MINNESOTA -- 1.1%
 1,200,000   Minneapolis,
               Minnesota, Hospital
               Revenue,
               Pre-Refunded,
               (Lifespan,
               Incorporated-Abbott
               Northwestern)
               7.000% 12/01/99.....   AAA      AAA       1,295,664
                                                        ----------
             MISSOURI -- 0.9%
 1,075,000   Columbia, Missouri,
               Special Obligation
               Capital
               Improvements,
               Refunding,
               5.200% 02/01/01.....   NR       A         1,099,671
                                                        ----------
             NEVADA -- 2.6%
 1,000,000   Clark County, Nevada,
               Sanitation District,
               GO, Series A, (AMBAC
               Insured),
               5.700% 07/01/99.....   Aaa      AAA       1,027,750
 2,000,000   Washoe County, Nevada,
               Airport Authority,
               Airport System
               Improvement Revenue,
               Series A, AMT,
               5.100% 07/01/99.....   Aaa      AAA       2,033,360
                                                        ----------
                                                         3,061,110
                                                        ----------
             NEW MEXICO -- 2.2%
 1,550,000   New Mexico Mortgage
               Finance Authority,
               Single-family
               Mortgage Purchase,
               Refunding, Series
               A-1,
               5.900% 07/01/99.....   Aa       AA        1,587,681
 1,000,000   New Mexico State
               Severance Tax
               Revenue, Series A,
               5.375% 07/01/99.....   Aa       AA        1,023,330
                                                        ----------
                                                         2,611,011
                                                        ----------
             NEW YORK -- 4.4%
 1,000,000   New York State,
               Refunding, GO,
               Series B,
               6.375% 08/15/00.....   A        A-        1,060,210

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S   S&P       (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NEW YORK -- (CONTINUED)
$4,000,000   New York State Thruway
               Authority, Service
               Contract Revenue,
               Local Highways and
               Bridges, Refunding,
               5.000% 04/01/01.....   Baa1     BBB+     $4,069,320
                                                        ----------
                                                         5,129,530
                                                        ----------
             NORTH CAROLINA -- 0.9%
 1,000,000   North Carolina Eastern
               Municipal Power
               Agency, Power System
               Revenue, Refunding,
               Series A,
               5.000% 01/01/99.....   Baa1     BBB       1,010,100
                                                        ----------
             OKLAHOMA -- 0.9%
 1,075,000   Grand River Dam
               Authority, Oklahoma,
               Revenue Refunding,
               5.000% 06/01/99.....   A2       A-        1,091,792
                                                        ----------
             PENNSYLVANIA -- 6.0%
 4,000,000   Dauphin County,
               Pennsylvania,
               General Authority,
               School District
               Pooled Financing
               Program II, (AMBAC
               Insured),
               4.450% 09/01/32.....   Aaa      NR        3,999,880
             Monroeville,
               Pennsylvania,
               Hospital Authority,
               Revenue Refunding,
               (Forbes Health
               System):
 1,000,000   4.875% 10/01/98.......   A3       BBB+      1,006,480
 1,000,000   5.000% 10/01/99.......   A3       BBB+      1,010,620
 1,000,000   5.125% 10/01/00.......   Baa1     BBB+      1,014,850
                                                        ----------
                                                         7,031,830
                                                        ----------
             SOUTH CAROLINA -- 5.2%
 1,000,000   Medical University of
               South Carolina,
               Hospital Facilities
               Revenue Refunding,
               Series A,
               6.900% 07/01/98.....   A        A+        1,022,340
 5,045,000   York County, South
               Carolina, Pollution
               Control Revenue,
               (CFC Insured),
               3.700% 11/15/14+....   Aa3      AA-       5,045,252
                                                        ----------
                                                         6,067,592
                                                        ----------
             SOUTH DAKOTA -- 0.5%
   515,000   South Dakota Student
               Loan Assistance
               Corporation, Student
               Loan Revenue, Series
               A,
               7.000% 08/01/98.....   NR       A+          526,860
                                                        ----------


PRINCIPAL                                RATING            VALUE
  AMOUNT                             MOODY'S   S&P       (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- 1.9%
$2,100,000   McMinn County,
               Tennessee,
               Industrial
               Development Board,
               PCR, Refunding,
               (Bowater Inc.
               Project),
               6.850% 04/01/01.....   Baa1     BBB      $2,258,634
                                                        ----------
             TEXAS -- 14.0%
 1,000,000   Addison, Texas,
               Refunding, GO,
               (FGIC Insured),
               6.100% 09/01/99.....   Aaa      AAA       1,019,100
   980,000   Bell County, Texas,
               Health Facilities
               Development
               Corporation, Revenue
               Refunding, (Central
               Texas Pooled
               Health), Series A,
               4.750% 10/01/23.....   NR       AA-         987,438
   655,000   Bexar County, Texas,
               Refunding Limited
               Tax, GO,
               6.100% 06/15/98.....   Aa       AA          656,218
             Brazos, Texas, Higher
               Education Authority
               Inc., Revenue
               Refunding, AMT,
               (Guaranteed
               Student Loans):
 1,000,000   Senior Lien, Series
               A-2,
               5.850% 06/01/01.....   Aaa      NR        1,036,570
 1,415,000   Series C-1,
               6.000% 11/01/99.....   Aa       NR        1,454,196
 1,000,000   Conroe, Texas,
               Independent School
               District, GO,
               Schoolhouse and
               Refunding,
               (MBIA Insured),
               7.000% 02/01/99.....   Aaa      AAA       1,039,450
 1,650,000   Harris County, Texas,
               GO, Refunding,
               5.600% 10/01/01.....   Aa2      AA        1,735,536
 1,000,000   Harris County, Texas,
               Municipal Utilities
               District No. 203,
               Refunding, GO, (MBIA
               Insured),
               6.950% 03/01/99.....   Aaa      AAA       1,041,350
 2,450,000   Houston, Texas, Water
               and Sewer System
               Revenue Refunding,
               Prior Lien, Series
               B,
               5.250% 12/01/99.....   A3       A         2,510,834

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- (CONTINUED)
$2,455,000   Texas National
               Research Laboratory
               Commission Revenue,
               (Superconducting
               Super Collider),
               Pre-Refunded,
               6.650% 12/01/01.....   AAA      AAA    $  2,723,970
 1,000,000   Texas State, Public
               Finance Authority,
               GO, Series B, Pre-
               Refunded,
               7.000% 10/01/99.....   NR       AA        1,057,190
 1,000,000   Texas State College,
               Texas, Student Loan
               Authority Revenue,
               GO, AMT,
               5.100% 08/01/01.....   Aa       AA        1,029,020
                                                      ------------
                                                        16,290,872
                                                      ------------
             VIRGINIA -- 1.8%
 1,000,000   Ashland, Virginia,
               Industrial
               Development
               Authority,
               Educational
               Facilities Revenue,
               (Randolph-Macon
               College Project),
               4.375% 11/01/11.....   NR       A-        1,011,600
 1,000,000   Virginia Beach,
               Virginia, GO, Series
               A,
               6.800% 06/01/99.....   Aa       AA        1,045,830
                                                      ------------
                                                         2,057,430
                                                      ------------
             WASHINGTON -- 15.1%
 1,000,000   Conservation and
               Renewable Energy
               System Revenue,
               Washington,
               (Washington
               Conservation
               Project),
               5.050% 10/01/98.....   Aa       AA        1,010,680
 1,570,000   King County,
               Washington, GO,
               Series A,
               9.000% 12/01/98.....   Aa1      AA+       1,659,883
 1,000,000   Washington State, GO,
               Series B,
               Pre-Refunded,
               6.600% 08/01/00.....   Aa1      AA+       1,065,400


PRINCIPAL                                RATING           VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             WASHINGTON -- (CONTINUED)
             Washington State,
               Public Power Supply
               System:
               Pre-Refunded, Series
               A:
$2,535,000   (Nuclear Project No. 1
               Revenue),
               7.500% 07/01/15.....   Aaa      AAA    $  2,730,829
 3,845,000   (Nuclear Project No. 2
               Revenue),
               7.375% 07/01/00.....   Aaa      AAA       4,231,692
             Revenue Refunding,
               (Nuclear Project No.
               2):
 4,000,000   Series A,
               5.000% 07/01/00.....   Aa1      AA-       4,070,640
 1,000,000   Series C,
               7.300% 07/01/00.....   Aa       AA        1,076,330
 1,675,000   (MBIA-IBC Insured),
               7.200% 07/01/99.....   Aaa      AAA       1,761,346
                                                      ------------
                                                        17,606,800
                                                      ------------
             WISCONSIN -- 4.9%
 1,115,000   Kenosha, Wisconsin,
               GO, Refunding,
               Promissory Notes,
               Series B,
               4.150% 12/01/99.....   A1       NR        1,117,698
 2,000,000   Milwaukee, Wisconsin,
               Metropolitan Sewer
               District, Refunding,
               GO, Series A,
               5.000% 10/01/03.....   Aa1      AA+       2,063,760
 1,000,000   Wisconsin State, GO,
               Series G,
               Pre-Refunded,
               6.500% 05/01/02.....   AAA      AA        1,048,500
 1,480,000   Wisconsin State
               Transportation
               Revenue, Series A,
               4.600% 07/01/98.....   A1       AA-       1,488,362
                                                      ------------
                                                         5,718,320
                                                      ------------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $113,278,862)..........           114,246,373
                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                         VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUND -- 2.3%
  (Cost $2,669,000)
 2,669,000   AIM Tax-Exempt Fund........              $  2,669,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $115,947,862*)..................  100.3%       116,915,373
OTHER ASSETS AND
  LIABILITIES (NET).....................   (0.3)          (300,660)
                                          -----       ------------
NET ASSETS..............................  100.0%      $116,614,713
                                          =====       ============

---------------
* Aggregate cost for Federal tax purposes.
+ Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1997.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
CGIC      Capital Guaranty Insurance Corporation
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
IBC       Insured Bond Certificate
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue





                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.6%
              ALABAMA -- 1.0%
$ 2,500,000   Birmingham, Alabama,
                Industrial Water
                Board, Industrial
                Water Supply
                Revenue,
                6.000% 07/01/07....   NR       AAA     $ 2,766,150
  2,500,000   Birmingham, Alabama,
                Special Care
                Facility Financing
                Authority Revenue,
                (Baptist Medical
                Centers), Series A,
                (MBIA Insured),
                5.500% 08/15/05....   Aaa      AAA       2,628,075
  3,600,000   Jefferson County,
                Alabama, Sewer
                Revenue Refunding,
                Series A, (FGIC
                Insured),
                5.625% 02/01/18....   Aaa      AAA       3,689,208
                                                       -----------
                                                         9,083,433
                                                       -----------
              ALASKA -- 2.3%
  3,000,000   Alaska State, Housing
                Finance
                Corporation, Series
                A, (MBIA Insured),
                5.400% 06/01/08....   Aaa      AAA       3,053,340
              Alaska State, Student
                Loan Corporation,
                Student Loan
                Revenue, Series A,
                AMT, (AMBAC
                Insured):
  3,280,000   5.250% 07/01/03......   Aaa      AAA       3,359,802
  1,500,000   5.150% 07/01/05......   Aaa      AAA       1,526,730
  1,250,000   5.200% 07/01/06......   Aaa      AAA       1,273,662
  2,000,000   Anchorage, Alaska,
                GO, Series A,
                (AMBAC Insured),
                5.100% 08/01/07....   Aaa      AAA       2,054,260
  9,000,000   Valdez, Alaska,
                Marine Terminal
                Revenue Refunding,
                (BP Pipeline Inc.
                Project), Series B,
                5.500% 10/01/28....   Aa2      AA        8,842,320
                                                       -----------
                                                        20,110,114
                                                       -----------
              ARIZONA -- 3.0%
  2,000,000   Arizona State,
                Transportation
                Board, Excise Tax
                Revenue, (Maricopa
                County Regional
                Area Project),
                Series A, (AMBAC
                Insured),
                5.500% 07/01/02....   Aaa      AAA       2,106,420

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ARIZONA -- (CONTINUED)
              Arizona State,
                University, Revenue
                Refunding:
  1,250,000   6.000% 07/01/07......   A1       AA        1,390,337
    955,000   Series A,
                6.500% 07/01/01....   A1       AA        1,031,830

$ 1,500,000   Flagstaff, Arizona,
                GO, Series A, (FGIC
                Insured),
                4.500% 07/01/08....   Aaa      AAA     $ 1,471,080
  1,100,000   Glendale, Arizona,
                Refunding, GO,
                (FGIC Insured),
                4.950% 07/01/01....   Aaa      AAA       1,129,832
  7,000,000   Maricopa County,
                Arizona, School
                District No. 4-Mesa
                University, Series
                D, (AMBAC-TCRS
                Insured),
                6.900% 07/01/00....   Aaa      AAA       7,508,480
    300,000   Maricopa County,
                Arizona, Union High
                School District No
                210-Phoenix, Series
                D,
                6.700% 07/01/03....   Aa3      AA          328,551
              Mesa, Arizona,
                Refunding, GO:
  3,000,000   (FGIC Insured),
                5.350% 07/01/00....   Aaa      AAA       3,098,070
    900,000   (MBIA Insured),
                5.000% 07/01/03....   Aaa      AAA         931,284
    900,000   Pima County, Arizona,
                Refunding, GO,
                5.350% 07/01/00....   Aa       A+          929,178
              Pima County, Arizona,
                Union School
                District No.
                1-Tucson, (MBIA
                Insured):
    400,000   6.700% 07/01/04......   Aaa      AAA         438,360
  2,125,000   (Project of 1989),
                Series G, GO,
                7.300% 07/01/05....   Aaa      AAA       2,512,430
              Scottsdale, Arizona,
                Refunding, GO:
  1,285,000   5.250% 07/01/09......   Aa1      AA+       1,342,259
  1,000,000   5.500% 07/01/10......   Aa1      AA+       1,063,160
    400,000   Tempe, Arizona, GO,
                5.600% 07/01/00....   Aa1      AA+         413,884
                                                       -----------
                                                        25,695,155
                                                       -----------
              ARKANSAS -- 0.9%
  7,000,000   Hot Springs,
                Arkansas,
                Industrial
                Development Revenue
                Refunding,
                (Willamette
                Industries),
                6.650% 12/01/02....   NR       A-        7,652,330
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              CALIFORNIA -- 0.7%
              California State, GO:
$   400,000   7.000% 08/01/04......   A1       A+      $   462,840
  3,500,000   (FGIC-TCRS Insured),
                5.000% 11/01/22....   Aaa      AAA       3,313,275
    900,000   Contra Costa,
                California, Water
                District, Water
                Revenue, Series G,
                (MBIA Insured),
                5.400% 10/01/03....   Aaa      AAA         955,800
    900,000   Los Angeles,
                California, GO,
                Series A,
                5.400% 09/01/03....   Aaa      AAA         957,996
    600,000   University of
                California Revenue
                Bonds, (Multiple
                Purpose Projects),
                Series C, (AMBAC
                Insured),
                4.800% 09/01/04....   Aaa      AAA         618,498
                                                       -----------
                                                         6,308,409
                                                       -----------
              COLORADO -- 2.4%
  1,500,000   Arapahoe County,
                Colorado, School
                District No. 5,
                (Cherry Creek),
                7.000% 12/15/04....   Aa       AA        1,642,095
              Denver, Colorado,
                City and County GO:
    300,000   6.375% 08/01/03......   Aa2      AA          323,883
  3,445,000   Series A,
                5.700% 08/01/01....   Aa2      AA        3,614,080
  7,000,000   Series C,
                5.750% 08/01/06....   Aa2      AA        7,284,200
  3,500,000   Denver Metropolitan
                Major League
                Baseball Stadium
                District, Revenue
                Refunding and
                Improvement-Sales
                Tax-Series A, (FGIC
                Insured),
                5.900% 10/01/99....   Aaa      AAA       3,630,200
  1,195,000   La Plata County,
                Colorado, School
                District No. 9-R-
                Durango, Refunding,
                (MBIA Insured),
                5.000% 11/01/02....   Aaa      AAA       1,232,809
              Northglenn, Colorado,
                Refunding, Water
                and Sewer, GO, (FSA
                Insured):
  1,500,000   5.250% 12/01/03......   Aaa      AAA       1,573,920
  1,500,000   5.250% 12/01/04......   Aaa      AAA       1,575,690
                                                       -----------
                                                        20,876,877
                                                       -----------


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              CONNECTICUT -- (CONTINUED)
              CONNECTICUT -- 2.0%
              Connecticut State,
                GO:
    300,000   Series A,
                6.600% 03/01/04....   AAA      AAA         328,035
$ 1,000,000   Series B,
                4.800% 03/15/01....   Aa3      AA-     $ 1,019,110
  2,500,000   Series C,
                5.500% 08/01/07....   Aa3      AA-       2,672,150
  6,625,000   Series D,
                5.500% 12/01/07....   Aa3      AA-       7,093,387
  6,140,000   Connecticut State,
                Special Tax
                Obligation, Revenue
                Refunding,
                (Transportation
                Infrastructure
                Project), Series A,
                (FGIC Insured),
                5.100% 09/01/04....   Aaa      AAA       6,375,223
                                                       -----------
                                                        17,487,905
                                                       -----------
              DISTRICT OF COLUMBIA -- 0.4%
  1,100,000   District of Columbia,
                GO, Series A,
                (AMBAC Insured),
                7.000% 06/01/98....   Aaa      AAA       1,122,528
              District of Columbia,
                Hospital Revenue,
                Refunding,
                (Medlantic
                Healthcare Group),
                Series A, (MBIA
                Insured):
  1,000,000   6.000% 08/15/06......   Aaa      AAA       1,080,580
  1,350,000   6.000% 08/15/07......   Aaa      AAA       1,461,780
                                                       -----------
                                                         3,664,888
                                                       -----------
              FLORIDA -- 7.1%
  5,895,000   Alachua County,
                Florida, Public
                Improvement
                Revenue, Refunding,
                (FSA Insured),
                5.000% 08/01/14....   Aaa      AAA       5,795,846
  1,000,000   Broward County,
                Florida, School
                District,
                Refunding,
                5.100% 02/15/02....   A1       AA-       1,033,160
  2,700,000   Duval County,
                Florida, Housing
                Finance Authority
                Refunding,
                (Greentree Place
                Project),
                6.750% 04/01/25....   NR       BBB+      2,847,177
  4,835,000   Duval County,
                Florida, Housing
                Finance Authority,
                Multi-Family
                Mortgage Revenue,
                Refunding, (The
                Cove Project),
                6.100% 10/01/02....   NR       AAA       5,031,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              FLORIDA -- (CONTINUED)
              Florida State Board
                of Education,
                Capital Outlay,
                Public Education:
$   500,000   5.700% 06/01/03......   Aa2      AA+     $   533,395
              Series A:
  3,035,000   5.400% 01/01/06......   Aa2      AA+       3,219,194
 10,000,000   7.600% 06/01/13+.....   AAA      AA+       3,622,800
  3,000,000   Florida State,
                Refunding, Senior
                Lien, GO,
                5.000% 07/01/19....   Aa2      AA+       2,876,880
  3,650,000   Florida State
                Division of Bond
                Financing,
                Department of
                General Services
                Revenue, Department
                of Natural
                Resources-
                Preservation 2000,
                Series A, (AMBAC
                Insured),
                6.200% 07/01/00....   Aaa      AAA       3,850,239
              Florida State Housing
                Finance Agency,
                Refunding, Multi-
                family Housing:
  7,440,000   (Altamonte Project),
                Series C,
                7.000% 12/01/24....   NR       BBB+      8,187,794
  2,000,000   (Andover Project),
                Series E,
                6.350% 05/01/26....   NR       BBB+      2,118,460
              Jacksonville,
                Florida, Electric
                Authority Revenue,
                Refunding, (St.
                John River), Issue
                2:
    300,000   Series 6-C,
                6.400% 10/01/00....   Aa1      AA          319,482
              Series 10:
  1,500,000   4.600% 10/01/00......   Aa1      AA        1,521,840
  5,900,000   5.000% 10/01/04......   Aa1      AA        6,084,847
  2,080,000   Nassau County,
                Florida, Pollution
                Control Revenue
                Refunding, (ITT
                Rayonier Inc.
                Project),
                5.700% 06/01/01....   Baa2     BBB+      2,148,494
              Orlando Utilities
                Commission,
                Florida, Water and
                Electric Revenue,
                Refunding:
  1,000,000   5.200% 10/01/00......   Aa1      AA        1,031,640
  4,000,000   5.600% 10/01/03......   Aa1      AA        4,268,200
  5,490,000   Pinellas County,
                Florida, Resource
                Recovery Revenue,
                Refunding, Series
                A, (MBIA Insured),
                6.600% 10/01/00....   Aaa      AAA       5,882,096

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              FLORIDA -- (CONTINUED)
$   600,000   Tampa, Florida,
                Guaranteed
                Entitlement
                Revenue, Refunding,
                (AMBAC Insured),
                6.500% 10/01/99....   Aaa      AAA     $   628,830
                                                       -----------
                                                        61,001,385
                                                       -----------
              GEORGIA -- 4.5%
  8,500,000   Burke County,
                Georgia,
                Development
                Authority, PCR,
                (Oglethorpe Power
                Corporation
                Project), Series B,
                4.900% 01/01/06....   A3       A         8,623,845
  3,000,000   Cartersville,
                Georgia,
                Development
                Authority, Revenue
                Refunding, Sewer
                Facilities,
                (Anheuser Busch
                Companies Inc.),
                5.625% 05/01/09....   A1       A+        3,147,090
  1,500,000   Fulco, Georgia,
                Hospital Authority
                Revenue, Revenue
                Anticipation
                Certificates, St.
                Joseph's Hospital,
                5.100% 10/01/05....   A        A         1,538,625
  1,105,000   Fulton County,
                Georgia,
                Development
                Authority Revenue,
                (Clark University
                Project),
                5.100% 01/01/05....   Baa2     AAA       1,121,641
  5,000,000   Fulton De Kalb,
                Georgia, Hospital
                Authority, Hospital
                Revenue Refunding,
                (Grady Memorial
                Hospital Projects),
                (MBIA Insured),
                5.250% 01/01/04....   Aaa      AAA       5,207,600
              Georgia Municipal
                Electric Authority,
                Power Revenue:
    300,000   Series U,
                6.800% 01/01/03....   AAA      A           328,989
  4,575,000   Series Q,
                7.900% 01/01/01....   AAA      A         4,713,073
              Georgia State, GO:
  2,940,000   7.250% 09/01/04......   Aaa      AAA       3,436,360
    200,000   Series C,
                6.500% 04/01/04....   Aaa      AAA         223,768
              Series D:
  2,480,000   6.800% 08/01/00......   Aaa      AAA       2,661,511
    300,000   7.000% 11/01/00......   Aaa      AAA         325,509

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              GEORGIA -- (CONTINUED)
              Gwinnett County,
                Georgia, School
                District:
$ 1,500,000   4.500% 02/01/15......   Aa1      AA+     $ 1,369,680
  1,615,000   Series A,
                5.100% 02/01/01....   Aa1      AA+       1,661,237
  4,000,000   Refunding, Series B,
                6.200% 02/01/03....   Aa1      AA+       4,358,680
                                                       -----------
                                                        38,717,608
                                                       -----------
              GUAM -- 0.2%
  1,500,000   Government of Guam,
                GO, Series A,
                5.200% 11/15/08....   NR       BBB       1,498,650
                                                       -----------
              HAWAII -- 2.0%
              Hawaii State, GO:
    900,000   Refunding, Series CC,
                4.600% 02/01/00....   Aa3      A+          908,487
  1,000,000   Series BU,
                5.850% 11/01/01....   Aa       A+        1,059,010
  2,000,000   Series CJ,
                5.625% 01/01/02....   Aa3      A+        2,097,100
  2,000,000   Series CL,
                5.000% 03/01/03....   Aa3      A+        2,055,280
  5,000,000   Series CN,
                6.250% 03/01/04....   Aaa      AAA       5,480,050
              Honolulu, Hawaii,
                City and County,
                Refunding, GO:
                Series A:
  2,500,000   7.350% 07/01/07......   Aa       AA        3,011,550
  1,300,000   5.250% 01/01/01......   Aa       AA        1,339,819
    900,000   Series 1,
                5.375% 06/01/99....   Aa       AA          919,449
                                                       -----------
                                                        16,870,745
                                                       -----------
              ILLINOIS -- 7.2%
  2,500,000   Chicago, Illinois,
                Gas Supply Revenue,
                6.875% 03/01/15....   Aa3      AA-       2,720,250
              Chicago, Illinois,
                Metropolitan Water
                Reclamation
                District-Greater
                Chicago Capital
                Improvement:
  2,165,000   5.750% 12/01/01......   Aa2      AA        2,287,756
  1,100,000   5.000% 12/01/02......   Aa2      AA        1,133,231
  2,000,000   Chicago, Illinois,
                O'Hare
                International
                Airport Revenue,
                Passenger Facility
                Charge, Series B,
                AMT, (AMBAC
                Insured),
                5.000% 01/01/02....   Aaa      AAA       2,037,400


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ILLINOIS -- (CONTINUED)
$ 5,000,000   Chicago, Illinois,
                Park District, GO,
                6.600% 11/15/14....   A1       AA-     $ 5,563,550
              Chicago, Illinois,
                School Financing
                Authority, GO,
                Series A, (MBIA
                Insured):
  2,000,000   4.800% 06/01/04......   Aaa      AAA       2,023,780
  1,160,000   4.900% 06/01/05......   Aaa      AAA       1,176,959
  4,000,000   Chicago, Illinois,
                Water Revenue,
                (AMBAC Insured),
                5.400% 11/01/02....   Aaa      AAA       4,187,760
  1,500,000   Cook County,
                Illinois, Capital
                Improvement, GO,
                (FGIC Insured),
                5.100% 11/15/03....   Aaa      AAA       1,555,770
  2,000,000   Cook County,
                Illinois, Community
                College District
                Number 508, Chicago
                Certificates of
                Participation,
                (FGIC Insured),
                8.750% 01/01/07....   Aaa      AAA       2,580,940
              Du Page County,
                Illinois, GO:
    100,000   (Jail Project),
                9.000% 01/01/00....   AAA      AAA         110,431
    300,000   (Stormwater Project),
                9.000% 01/01/00....   AAA      AAA         331,293
  1,145,000   Du Page County,
                Illinois, School
                District GO, (FGIC
                Insured),
                6.750% 02/01/11....   Aaa      A1        1,346,818
    900,000   Du Page County,
                Illinois, Water
                Revenue,
                5.000% 05/01/02....   Aa1      AA          924,426
              Illinois State, GO:
  1,450,000   5.000% 06/01/02......   Aa3      AA        1,489,977
  1,100,000   5.500% 08/01/03......   Aa3      AA        1,159,873
  1,000,000   Illinois State Health
                Facilities
                Authority Revenue,
              (Lutheran General
                Health Systems
                Project), Series C,
                5.250% 04/01/02....   A        A+        1,027,800
              Illinois State Sales
                Tax Revenue
                Refunding:
  1,900,000   Series Q,
                5.300% 06/15/00....   Aa3      AAA       1,955,803
 12,500,000   Series S,
                6.000% 06/15/03....   Aa3      AAA      13,479,375
  1,300,000   Illinois State Toll
                Highway Authority,
                Toll Highway
                Priority Revenue,
                Series A,
                4.500% 01/01/00....   Aa3      AAA       1,309,334

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ILLINOIS -- (CONTINUED)
$ 1,595,000   Lake County,
                Illinois, High
                School District No.
                125, (Adlai E.
                Stevenson High
                School),
                5.000% 01/01/04....   Aa1      NR      $ 1,638,815
  1,050,000   Lansing, Illinois,
                Sales Tax Increment
                Revenue, Refunding,
                6.500% 12/01/02....   NR       BBB       1,130,273
  1,200,000   Madison Macoupin Etc.
                Counties, Illinois,
                Community College
                District No. 536,
                (Lewis and Clark
                Community College),
                GO, (FGIC Insured),
                6.375% 11/01/01....   NR       AAA       1,292,808
              Metropolitan Pier and
                Exposition
                Authority,
                Illinois, Dedicated
                Tax Revenue
                Refunding:
  2,400,000   (MBIA Insured),
                6.500% 06/01/05....   Aaa      AAA       2,686,776
  2,000,000   (McCormick Place
                Expansion Project),
                Series A, (AMBAC
                Insured),
                6.000% 12/15/06....   Aaa      AAA       2,195,500
              Regional
                Transportation
                Authority,
                Illinois, Series A:
  3,300,000   (AMBAC Insured),
                5.800% 06/01/05....   Aaa      AAA       3,546,642
  1,000,000   (FGIC Insured),
                6.350% 11/01/04....   Aaa      AAA       1,096,790
    500,000   Waukegan, Illinois,
                GO, (FGIC Insured),
                5.400% 01/01/00....   Aaa      AAA         513,600
                                                       -----------
                                                        62,503,730
                                                       -----------
              INDIANA -- 0.6%
              Indiana Health
                Facilities
                Financing
                Authority, Hospital
                Revenue:
  2,000,000   (Clarian Health
                Partners Inc.
                Project), Series A,
                5.000% 02/15/04....                      2,032,620
              (Methodist Hospital
                Inc. Project):
  1,280,000   6.200% 09/15/00......   Aa       NR        1,346,125
  1,040,000   6.500% 09/15/02......   Aa       NR        1,130,054
    900,000   Indiana Municipal
                Power Agency, Power
                Supply Systems
                Revenue, Series B,
                (MBIA Insured),
                5.375% 01/01/03....   Aaa      AAA         941,976
                                                       -----------
                                                         5,450,775
                                                       -----------


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              IOWA -- 1.2%
              Iowa Student Loan
                Liquidity
                Corporation,
                Student Loan
                Revenue:
$ 7,000,000   Series B,
                4.900% 12/01/05....   Aaa      NR      $ 7,000,490
  3,000,000   Series C, (AMBAC
                Insured),
                6.500% 12/01/99....   Aaa      AAA       3,134,460
                                                       -----------
                                                        10,134,950
                                                       -----------
              KANSAS -- 0.8%
  5,000,000   Kansas State
                Department of
                Transportation,
                Highway Revenue,
                7.250% 03/01/05....   Aa       AA        5,860,700
  1,850,000   Labette County,
                Kansas, Single
                Family Mortgage
                Revenue,
                6.300% 12/01/14+...   AAA      A-          758,611
                                                       -----------
                                                         6,619,311
                                                       -----------
              MAINE -- 0.4%
              Maine State,
                Municipal Board
                Refunding:
  2,325,000   Series A,
                4.900% 11/01/02....   Aa       A+        2,384,822
  1,000,000   Series E, (AMBAC
                Insured),
                5.250% 11/01/04....   Aaa      AAA       1,046,270
                                                       -----------
                                                         3,431,092
                                                       -----------
              MARYLAND -- 2.7%
              Baltimore County,
                Maryland,
                Consolidated Public
                Improvement Bonds:
  2,000,000   6.750% 04/01/99......   Aaa      AAA       2,082,120
  2,000,000   6.900% 04/01/03......   AAA      AAA       2,170,060
  1,500,000   Baltimore, Maryland,
                Port Facilities
                Revenue,
                Consolidated Coal
                Sales, Series 85,              AA-/
                6.500% 12/01/10....   Aa3      A-1+      1,637,835
              Maryland State, GO,
                Third Series:
  4,890,000   6.250% 07/15/02......   Aaa      AAA       5,235,870
  1,500,000   6.800% 07/15/04......   AAA      AAA       1,625,775
  1,490,000   Maryland State,
                Transportation
                Authority, Special
                Obligation Revenue,
                (Baltimore-
                Washington D.C.
                International
                Airport Project),
                Series A, AMT,
                (FGIC Insured),
                6.400% 07/01/19....   Aaa      AAA       1,575,660

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MARYLAND -- (CONTINUED)
$ 1,000,000   Prince Georges
                County, Maryland,
                Consolidated Public
                Improvement, (MBIA
                Insured),
                5.375% 01/01/09....   Aaa      AAA     $ 1,040,200
  3,500,000   Prince Georges
                County, Maryland,
                Solid Waste
                Management Systems
                Revenue, (FSA
                Insured),
                5.200% 06/15/06....   Aaa      AAA       3,623,270
              Washington County,
                Maryland, Suburban
                Sanitation District
                Authority, GO:
  2,000,000   General Construction
                Revenue,
                5.000% 06/01/04....   Aa1      AA        2,067,420
  2,500,000   Water Supply Revenue,
                4.900% 12/01/05....   Aa1      AA        2,571,025
                                                       -----------
                                                        23,629,235
                                                       -----------
              MASSACHUSETTS -- 3.6%
              Massachusetts State,
                Refunding, GO:
  1,000,000   Series B,
                5.000% 11/01/01....   A1       A+        1,027,820
  5,000,000   Series C,
                5.000% 08/01/07....   A1       A+        5,090,500
 12,840,000   Series C, (AMBAC
                Insured),
                4.950% 08/01/05....   Aaa      AAA      13,208,636
              Series D, (FGIC
                Insured):
  1,260,000   5.125% 11/01/01......   Aaa      AAA       1,303,772
    400,000   6.375% 07/01/00......   A1       A+          422,896
  6,000,000   Massachusetts State
                Water Resources
                Authority,
                Refunding, Series
                B,
                5.125% 03/01/04....   A        A         6,193,320
  2,000,000   New England Education
                Loan Marketing
                Corporation, Series
                A, AMT,
                5.700% 07/01/05....   A1       A-        2,074,580
  2,000,000   University of Lowell,
                Building Authority,
                Massachusetts
                Guaranteed Bond,
                Series A, (AMBAC
                Insured),
                5.700% 11/01/09....   Aaa      AAA       2,126,700
                                                       -----------
                                                        31,448,224
                                                       -----------


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MICHIGAN -- 1.5%
$ 7,500,000   Detroit, Michigan,
                Convention
                Facilities, Revenue
                Refunding, (Cobo
                Hall Expansion
                Project), (FSA
                Insured),
                5.100% 09/30/04....   Aaa      AAA     $ 7,735,875
              Detroit, Michigan,
                Refunding, GO,
                Series B:
  1,000,000   6.750% 04/01/03......   Ba1      BBB       1,096,870
  2,000,000   7.000% 04/01/04......   Baa2     BBB       2,240,920
    900,000   Michigan State,
                Recreation Program,
                GO,
                5.500% 11/01/99....   Aa2      AA          927,639
    600,000   Michigan State, Trunk
                Line, Series A,
                5.250% 11/15/00....   A1       AA-         619,308
                                                       -----------
                                                        12,620,612
                                                       -----------
              MINNESOTA -- 1.2%
    900,000   Metropolitan Council,
                Minnesota,
                Minneapolis-St.
                Paul
              Metropolitan Area,
                Refunding, Series
                A,
                5.000% 12/01/04....   Aaa      AAA         925,092
    900,000   Minnesota State, GO,
                4.875% 08/01/00....   Aaa      AAA         919,170
  1,390,000   Rochester, Minnesota,
                Health Care
                Facilities Revenue,
                (Mayo
                Foundation/Mayo
                Medical Center),
                Series C,
                7.100% 11/15/00....   NR       AA+       1,470,815
    900,000   St. Paul, Minnesota,
                Sewer Revenue
                Refunding, (AMBAC
                Insured),
                5.100% 12/01/01....   Aaa      AAA         930,636
              Southern Minnesota
                Municipal Power
                Agency,
                Power Supply
                Systems Revenue,
                Series B:
  2,150,000   Refunded Balance,
                5.800% 01/01/07....   AAA      AAA       2,345,865
  3,850,000   Unrefunded Balance,
                5.800% 01/01/07....   A2       A+        4,056,630
                                                       -----------
                                                        10,648,208
                                                       -----------
              MISSOURI -- 1.9%
    300,000   Clay County,
                Missouri, Public
                School District
                Number 53, Series
                B, (MBIA Insured),
                5.000% 03/01/03....   Aaa      AAA         308,730
    400,000   Columbia, Missouri,
                Refunding, GO,
                5.200% 10/01/00....   Aa       AA          412,428

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MISSOURI -- (CONTINUED)
$   300,000   Kansas City,
                Missouri, GO,
                6.300% 03/01/03....   Aa3      AA     $    318,975
  2,000,000   Kansas City,
                Missouri,
                Industrial
                Development
                Authority, PCR,
                (General Motors
                Corporation
                Project),
                6.050% 04/01/06....   A3       A-        2,063,920
    200,000   Kansas City,
                Missouri, Water
                Revenue, Seventh
                Issue, Series B,
                6.600% 12/01/02....   Aa       NR          202,934
    300,000   Mehlville, Missouri,
                School District
                Number R9, GO,
                (MBIA Insured),
                5.000% 02/15/00....   Aaa      AAA         305,970
              Metropolitan Saint
                Louis, Missouri,
                Sewer District,
                Mississippi River
                Subdistrict, (FGIC
                Insured):
    400,000   6.300% 02/15/01......   Aaa      AAA         418,640
    400,000   6.400% 02/15/02......   Aaa      AAA         418,620
              Missouri State:
                Refunding, 3rd
                State Building:
    900,000   Series A,
                5.000% 08/01/01....   Aaa      AAA         928,431
    300,000   Series B,
                5.500% 11/01/01....   Aaa      AAA         315,642
              Refunding, State
                Water Pollution
                Control, Series B:
    200,000   5.700% 11/01/02......   Aaa      AAA         211,180
    300,000   5.800% 11/01/03......   Aaa      AAA         317,838
    400,000   Missouri State Board
                of Public
                Buildings, State
                Office Buildings,
                Special Obligation,
                5.900% 12/01/01....   Aa       AA          425,736
  1,000,000   Missouri State
                Environmental
                Improvement and
                Energy Resource
                Authority,
                Pollution Control
                Revenue,
                (Association of
                Electrical
                Cooperation Thomas
                Hill),
                5.500% 12/01/05....   A1       AA        1,064,150
 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MISSOURI -- (CONTINUED)
              Missouri State Health
                and Educational
                Facilities
                Authority:
$   100,000   (St. Lukes Hospital
                Project), (MBIA
                Insured),
                6.500% 11/15/02....   Aaa      AAA    $    109,827
    300,000   (St. Louis
                University), (AMBAC
                Insured),
                6.100% 08/01/99....   Aaa      AAA         311,190
              Health Facilities
                Revenue:
    300,000   (Baptist Medical
                Center), Series A,
                7.300% 07/01/99....   NR       NR          316,833
    200,000   (Barnes Hospital),
                6.550% 12/15/97....   NR       AAA         201,154
              (Christian Health),
                Series A, (FGIC
                Insured):
    300,000   6.400% 02/15/00......   Aaa      AAA         315,654
    600,000   6.600% 02/15/02......   Aaa      AAA         655,206
    700,000   (Sisters of Mercy),
                Series E,
                7.000% 06/01/99....   Aa1      AA+         733,201
  1,500,000   (SSM Health Care),
                Series AA, (MBIA
                Insured),
                5.400% 06/01/00....   Aaa      AAA       1,544,910
  1,000,000   (St. Louis Childrens
                Hospital), (MBIA
                Insured),
                5.400% 05/15/99....   Aaa      AAA       1,023,380
              Springfield,
                Missouri, School
                District Number
                R-12, Series A,
                (FGIC Insured):
    300,000   6.400% 03/01/03......   Aaa      AAA         319,431
    300,000   6.400% 03/01/04......   Aaa      AAA         318,549
    400,000   Springfield,
                Missouri,
                Waterworks Revenue,
                Series B,
                4.750% 05/01/02....   Aa       A+          407,072
              St. Louis County,
                Missouri, GO:
    600,000   Pattonville R-3
                School District,
                (FGIC Insured),
                5.700% 02/01/01....   Aaa      AAA         628,086
    700,000   Rockwood School
                District Number
                R-6, 5.000%
                02/01/03...........   Aa       NR          721,084
    300,000   St. Louis, Missouri,
                School District,
                (FGIC Insured),
                6.500% 04/01/03....   Aaa      AAA         327,702

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MISSOURI -- (CONTINUED)
              University of
                Missouri,
                University Revenue:
$   200,000   Series A, (AMBAC
                Insured),
                6.100% 11/01/97....   Aaa      AAA    $    200,398
    200,000   Series B, (AMBAC
                Insured),
                6.100% 11/01/97....   Aaa      AAA         200,398
                                                      ------------
                                                        16,047,269
                                                      ------------
              MISSISSIPPI -- 1.5%
 10,000,000   Adams County,
                Mississippi,
                Pollution Control
                Revenue Refunding,
                (International
                Paper Company),
                Series A,
                5.500% 12/01/05....   A3       A-       10,467,800
  2,370,000   Mississippi Higher
                Education, Series
                C,
                6.400% 01/01/03....   NR       A         2,492,363
                                                      ------------
                                                        12,960,163
                                                      ------------
              NEBRASKA -- 0.2%
  1,000,000   Nebraska Public Power
                District Revenue,
                Power Supply
                System,
                5.300% 01/01/02....   A1       A+        1,036,450
    600,000   Omaha Public Power
                District, Nebraska,
                Electric Revenue,
                Series D,
                4.750% 02/01/04....   Aa2      AA          610,140
                                                      ------------
                                                         1,646,590
                                                      ------------
              NEVADA -- 2.2%
              Clark County, Nevada,
                GO:
  6,500,000   (FGIC Insured),
                6.900% 09/01/99....   Aaa      AAA       6,846,385
    300,000   School District GO,
                Series A, (MBIA
                Insured),
                6.500% 06/01/02....   Aaa      AA          324,090
  2,500,000   Series B, (AMBAC
                Insured),
                6.500% 06/01/10....   Aaa      AAA       2,773,500
  1,500,000   Clark County, Nevada,
                Improvement and
                Refunding, (FSA
                Insured),
                6.100% 10/01/02....   Aaa      AAA       1,609,830
              Nevada State,
                Municipal GO:
  1,000,000   (BD Bank Project),
                Series 39-A,
                6.000% 07/01/01....   NR       AA        1,060,750
  1,000,000   Series A,
                5.800% 05/01/00....   Aa2      AA        1,040,700
  1,000,000   ETM,
                7.000% 01/01/03....   Aaa      AAA       1,063,720

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              NEVADA -- (CONTINUED)
$ 2,910,000   Reno, Nevada, GO,
                Series A, (FGIC
                Insured),
                5.300% 04/01/05....   Aaa      AAA    $  3,030,707
  1,500,000   Washoe County,
                Nevada, GO, Series
                B, (AMBAC Insured),
                5.000% 09/01/01....   Aaa      AAA       1,540,710
                                                      ------------
                                                        19,290,392
                                                      ------------
              NEW JERSEY -- 3.0%
  1,100,000   Bergen County, New
                Jersey, Utilities
                Authority, Water
                Pollution Control
                Revenue, Series B,
                5.500% 12/15/02....   Aaa      AAA       1,161,457
  3,490,000   Middlesex County, New
                Jersey, General
                Improvement, GO,
                4.875% 08/01/07....   Aaa      AA+       3,576,133
              New Jersey State, GO:
  3,000,000   5.125% 01/01/02......   Aa1      AA+       3,103,320
  5,000,000   Series D,
                5.500% 02/15/04....   Aa1      AA+       5,308,300
              New Jersey State,
                Transportation
                Trust Fund
                Authority,
                Transportation
                System:
  1,100,000   Series A, (AMBAC
                Insured),
                5.200% 12/15/00....   AAA      AAA       1,138,104
              Series B, (MBIA
                Insured):
  2,000,000   5.000% 06/15/02......   Aaa      AAA       2,059,840
  7,030,000   5.000% 06/15/04......   Aaa      AAA       7,255,804
              University of
                Medicine and
                Dentistry, New
                Jersey, Revenue
                Bonds, Series C:
  1,000,000   7.000% 12/01/00......   A3       AA-       1,077,200
  1,000,000   7.000% 12/01/01......   A3       AA-       1,080,160
                                                      ------------
                                                        25,760,318
                                                      ------------
              NEW MEXICO -- 0.9%
  1,400,000   Albuquerque, New
                Mexico, GO, Series
                A,
                4.700% 07/01/00....   Aa3      AA        1,422,302
              New Mexico Mortgage
                Financial
                Authority, AMT,
                (Single Family
                Mortgage Project):
  1,355,000   Series C-2,
                5.950% 07/01/17....   Aaa      NR        1,387,235
  2,175,000   Series E-2,
                5.600% 07/01/17....   NR       AAA       2,164,495

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              NEW MEXICO -- (CONTINUED)
$ 2,000,000   New Mexico State, GO,
                (Capital Projects),
                5.250% 09/01/03....   Aa1      AA+     $ 2,049,320
    600,000   New Mexico State,
                Severance Tax,
                Series B,
                5.100% 07/01/00....   Aa2      AA          609,906
                                                       -----------
                                                         7,633,258
                                                       -----------
              NEW YORK -- 2.6%
  3,000,000   Municipal Assistance
                Corporation for the
                City of New York,
                Series J,
                5.750% 07/01/03....   Aa2      AA-       3,208,350
  5,000,000   New York, New York,
                Series E, (MBIA
                Insured),
                5.800% 05/15/05....   Aaa      AAA       5,349,600
  1,100,000   New York State,
                Serial Bonds, GO,
                6.700% 11/15/99....   A2       A         1,159,862
              New York State
                Dormitory Authority
                Revenue:
  5,000,000   City University,
                Series B,
                5.250% 07/01/06....   Baa1     BBB+      5,126,550
  7,000,000   State University
                Educational
                Facilities, Series
                A,
                5.400% 05/15/04....   BAA1     BBB+      7,259,630
                                                       -----------
                                                        22,103,992
                                                       -----------
              NORTH CAROLINA -- 2.3%
              Mecklenburg County,
                North Carolina, GO:
  3,000,000   Public Improvement,
                6.200% 01/01/04....   AAA      AAA       3,255,150
  8,000,000   Revenue Refunding,
                5.750% 03/01/03....   Aaa      AAA       8,515,120
  4,000,000   North Carolina
                Medical Care
                Community, Health
                Care Facilities
                Revenue, (Carolina
                Medicorp Project),
                5.125% 05/01/16....   Aa3      AA        3,913,080
  2,500,000   Pitt County, North
                Carolina, Revenue
                Bonds, (Pitt County
                Memorial Hospital),
                5.250% 12/01/21....   Aa       AA-       2,436,350
  1,950,000   Wake County, North
                Carolina, Special
                Obligations, (Solid
                Waste Management
                Projects),
                5.000% 02/01/05....   Aa2      AA        2,020,083
                                                       -----------
                                                        20,139,783
                                                       -----------


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              OHIO -- 0.8%
$ 1,000,000   Cleveland, Ohio, GO,
                (AMBAC Insured),
                4.900% 09/01/04....   Aaa      AAA     $ 1,025,910
    900,000   Columbus, Ohio, GO,
                Series D,
                4.750% 09/15/00....   Aaa      AAA         917,883
  1,325,000   Ohio State, Higher
                Education
                Facilities, (Higher
                Education
                Facility-Case
                Western), Series A,
                6.000% 07/01/05....   Aa3      AA        1,455,579
  3,000,000   Ohio State, Highway
                Capital
                Improvements, GO,
                Series B,
                5.000% 05/01/07....   Aa1      AAA       3,106,170
    300,000   Ohio State, Water
                Development
                Authority Revenue,
                (Pure Water
                Project), Series I,
                (MBIA Insured),
                7.000% 06/01/99....   Aaa      AAA         314,718
                                                       -----------
                                                         6,820,260
                                                       -----------
              OKLAHOMA -- 0.8%
  5,000,000   Tulsa County,
                Oklahoma,
                Industrial
                Authority, Health
                Care Revenue, (St.
                Francis Hospital
                Inc.), Series B,
                5.150% 12/15/18....   NR       AA        5,130,400
  2,000,000   Tulsa, Oklahoma, GO,
                5.125% 05/01/02....   Aa2      AA        2,071,900
                                                       -----------
                                                         7,202,300
                                                       -----------
              OREGON -- 0.7%
  3,000,000   Multnomah County,
                Oregon, School
                District Number 1J-
                Portland,
                5.50% 06/01/05.....   Aa       AA-       3,200,580
  1,300,000   Portland, Oregon,
                Sewer System
                Revenue, Series A,
                5.450% 06/01/03....   A1       A+        1,370,421
  1,300,000   Washington County,
                Oregon, Sewer
                Revenue, Series A,
                (AMBAC Insured),
                5.300% 10/01/01....   Aaa      AAA       1,350,726
                                                       -----------
                                                         5,921,727
                                                       -----------
              PENNSYLVANIA -- 2.6%
  2,890,000   Erie, Pennsylvania,
                Water Authority,
                Water Revenue,
                7.125% 12/01/11....   NR       BBB-      3,198,363

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              PENNSYLVANIA -- (CONTINUED)
              Geisinger Authority,
                Pennsylvania,
                Health Systems
                Revenue, Series A:
$ 4,000,000   5.300% 07/01/99......   Aa2      AA      $ 4,078,760
  2,000,000   6.000% 07/01/01......   Aa       AA        2,106,960
  1,000,000   Pennsylvania
                Intergovernment
                Cooperative
                Authority, Special
                Tax Revenue,
                Philadelphia
                Funding Program,
                (FGIC Insured),
                7.000% 06/15/05....   Aaa      AAA       1,161,940
  2,500,000   Philadelphia,
                Pennsylvania,
                Industrial
                Development
                Authority,
                Industrial
                Development Revenue
                Refunding, (Ashland
                Oil Inc. Project),
                5.700% 06/01/05....   Baa1     NR        2,625,425
  9,000,000   Philadelphia,
                Pennsylvania, Water
                and Wastewater
                Systems, (FGIC
                Insured),
                5.500% 06/15/03....   Aaa      AAA       9,485,010
                                                       -----------
                                                        22,656,458
                                                       -----------
              RHODE ISLAND -- 0.5%
    800,000   Pawtucket, Rhode
                Island, GO, (FGIC
                Insured),
                5.250% 04/15/01....   Aaa      AAA         826,296
  3,000,000   Rhode Island State,
                Consolidated
                Capital Development
                Loan, Series A,
                5.400% 08/01/06....   A1       AA-       3,121,860
                                                       -----------
                                                         3,948,156
                                                       -----------
              SOUTH CAROLINA -- 2.0%
  3,210,000   Greenville Hospital
                System, South
                Carolina, Hospital
                Facilities Revenue,
                Series B,
                5.500% 05/01/08....   Aa3      AA-       3,359,361
              Piedmont Municipal
                Power Agency, South
                Carolina, Electric
                Revenue, (FGIC
                Insured):
  2,580,000   Series A,
                6.1250% 01/01/03...   Aaa      AAA       2,780,234
  5,160,000   Series B,
                6.000% 01/01/07....   Aaa      AAA       5,641,996


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              SOUTH CAROLINA -- (CONTINUED)
$ 2,000,000   Richland County,
                South Carolina,
                Solid Waste
                Disposal Facilities
                Revenue, (Union
                Camp Corporation
                Project), Series A,
                6.750% 05/01/22....   A1       A-      $ 2,163,620
  3,000,000   Spartanburg County,
                South Carolina,
                Health Services
                District Inc.,
                Hospital Revenue,
                Series B, (MBIA
                Insured),
                5.125% 04/15/17....   Aaa      AAA       2,908,110
    500,000   York County, South
                Carolina,
                Industrial
                Development
                Revenue, Exempt
                Facility, (Hoechst
                Celanese
                Corporation
                Project), AMT,
                5.700% 01/01/24....   A2       A+          501,550
                                                       -----------
                                                        17,354,871
                                                       -----------
              TENNESSEE -- 1.5%
  4,500,000   Mcminn County,
                Tennessee,
                Industrial
                Development Board,
                Solid Waste
                Disposal Revenue,
                (Recycling
                Facility-Calhoun
                Newsprint),
                7.400% 12/01/22....   Baa1     BBB       5,009,040
              Metropolitan
                Government,
                Nashville and
                Davidson County,
                Tennessee:
    600,000   Electric Revenue,
                Series B,
                5.625% 05/15/03....   Aa       AA          639,930
  1,000,000   Health and
                Educational
                Facilities Board
                Revenue, Refunding
                and Improvement,
                (Meharry Medical
                College Project),
                (AMBAC Insured),
                6.000% 12/01/08....   Aaa      AAA       1,111,890
  5,000,000   Tennessee State, GO,
                Series A,
                7.000% 03/01/05....   Aaa      AA+       5,815,100
                                                       -----------
                                                        12,575,960
                                                       -----------
              TEXAS -- 11.9%
  2,175,000   Aldine, Texas,
                Independent School
                District, Capital
                Appreciation, (PSFG
                Insured),
                5.45% 02/15/07+....   Aaa      AAA       1,381,538

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
              Austin, Texas,
                Utilities Systems
                Revenue:
                Series A, (AMBAC
                Insured):
$   500,000   6.500% 11/15/03......   Aaa      AAA     $   547,940
  5,000,000   8.000% 11/15/16......   AAA      AAA       5,632,350
  2,555,000   Series 2,
                5.600% 10/01/03....   AAA      AAA       2,723,809
  1,000,000   Brazos, Texas, Higher
                Education Authority
                Inc., Revenue
                Refunding, Senior
                Lien, Series A-2,
                AMT, (Guaranteed
                Student Loans),
                6.050% 06/01/03....   Aaa      NR        1,053,720
    900,000   Colorado River,
                Texas, Municipal
                Water District,
                Water Revenue,
                (AMBAC Insured),
                5.000% 01/01/04....   Aaa      AAA         923,319
  8,000,000   Conroe, Texas,
                Independent School
                District, GO, (PSFG
                Insured),
                5.250% 02/15/21....   Aaa      AAA       7,862,080
              Crowley, Texas,
                Independent School
                District, GO, (PSFG
                Insured):
  5,930,000   5.125% 08/01/25......   Aaa      AAA       5,745,874
  6,285,000   5.125% 08/01/26......   Aaa      AAA       6,077,909
  2,400,000   Dallas, Texas, Water
                Works and Sewer
                Revenue,
                4.500% 04/01/00....   Aa2      AA        2,422,608
    900,000   Garland, Texas, GO,
                5.500% 08/15/99....   Aa2      AA          925,254
  1,000,000   Gulf Coast, Texas,
                Industrial
                Development
                Authority,
                (Champion
                International
                Corporation
                Project),
                7.000% 04/01/04....   Baa1     BBB       1,020,050
              Harris County, Texas,
                Health Facilities
                Development
                Authority,
                Hospital Revenue
                Refunding:
  1,000,000   (Memorial Hospital
                Systems Project),
                Series A,
                4.875% 06/01/05....   Aaa      AAA       1,009,170
  2,350,000   (Texas Childrens
                Hospital Project),
                (MBIA Insured),
                6.000% 10/01/05....   Aaa      AAA       2,568,198


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 1,245,000   Houston, Texas, GO,
                6.800% 03/01/01....   Aa3      AA-     $ 1,316,326
  2,500,000   Houston, Texas, Water
                Works and Sewer
                Revenue, Junior
                Lien, Series A,
                (MBIA Insured),
                5.800% 12/01/04....   Aaa      AAA       2,714,550
  1,500,000   Irving, Texas,
                Independent School
                District, Capital
                Appreciation
                Refunding, GO,
                (PSFG Insured),
                5.35% 02/15/02+....   Aaa      AAA       1,233,045
  7,520,000   Lower Colorado River
                Authority, Texas,
                Revenue Refunding,
                Junior Lien, (Fifth
                Supply), (AMBAC
                Insured),
                5.300% 01/01/06....   Aaa      AAA       7,840,954
  5,000,000   North Central Texas
                Health Facilities
                Development
                Corporation, Health
                Facilities Revenue,
                (Presbyterian
                Healthcare), Series
                B, (MBIA Insured),
                5.500% 06/01/16....   Aaa      AAA       5,031,700
              San Antonio, Texas,
                Electric and Gas
                Revenue Refunding:
  1,000,000   5.200% 02/01/01......   Aa1      AA        1,030,140
  1,100,000   5.200% 02/01/01......   Aa1      AA        1,133,154
              San Antonio, Texas,
                Water Revenue,
                Prerefunded:
    130,000   (FGIC Insured),
                5.900% 05/15/00....   NR       AAA         135,728
  2,870,000   Unrefunded Balance,
                5.900% 05/15/00....   NR       AAA       2,997,887
  2,000,000   Southwest Higher
                Education Authority
                Inc., Revenue
                Refunding,
                (Southern
                Methodist), (FSA
                Insured),
                5.125% 10/01/16....   Aaa      AAA       1,967,340
  5,000,000   Tarrant County,
                Texas, Health
                Facilities
                Development
                Corporation, Health
                Systems Revenue,
                Texas Health
                Resources Systems,
                Series A, (MBIA
                Insured),
                5.250% 02/15/17....   Aaa      AAA       4,875,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
              Texas A&M University
                Revenue Bonds:
$ 1,880,000   5.000% 05/15/02......   Aa2      AA     $  1,937,754
  2,200,000   5.950% 05/15/05......   Aa2      AA        2,406,822
              Texas Municipal Power
                Agency, Revenue
                Bonds, (MBIA
                Insured):
  7,210,000   5.750% 09/01/12......   Aaa      AAA       7,675,406
  4,790,000   5.750% 09/01/12......   Aaa      AAA       5,099,195
    900,000   Texas State, Texas
                Public Finance
                Authority, Series
                B,
                5.000% 10/01/01....   Aa2      AA          927,612
              Texas State, Revenue
                Refunding:
    900,000   Series A,
                5.700% 10/01/03....   Aa2      AA          965,061
  1,100,000   Series C,
                5.350% 04/01/01....   Aa2      AA        1,142,262
  1,960,000   Series D,
                5.500% 08/01/06....   Aa2      AA        2,097,043
  5,500,000   Texas State, Public
                Finance Authority,
                Building Revenue,
                (MBIA Insured),
                6.600% 02/01/00....   Aaa      AAA       5,804,205
  1,000,000   Texas State, Revenue
                Refunding, Veterans
                Housing Assistance,
                Series B-4, AMT,
                6.100% 12/01/06....   Aa       AA        1,054,940
              University of Texas:
                Permanent
                University Fund:
  2,000,000   5.000% 07/01/01......   Aaa      AAA       2,059,100
    300,000   6.700% 07/01/05......   AAA      AAA         330,897
  1,100,000   University Revenue
                Bonds, General
                Tuition,
                5.100% 08/15/99....   Aa1      AA+       1,122,198
                                                      ------------
                                                       102,792,238
                                                      ------------
              UTAH -- 0.7%
              Cache County, Utah,
                School District,
                Refunding, Utah
                School Board
                Guaranty Program:
  2,995,000   5.500% 06/15/06......   NR       AAA       3,199,708
  2,145,000   5.500% 06/15/07......   NR       AAA       2,296,372
    300,000   Davis County, Utah,
                School District,
                (FGIC Insured),
                6.450% 06/01/02....   Aaa      AAA         325,551
                                                      ------------
                                                         5,821,631
                                                      ------------


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              VIRGINIA -- 7.2%
$ 1,620,000   Chesapeake Bay Bridge
                and Tunnel
                District, Virginia,
                Revenue, General
                Resolution, (FGIC
                Insured),
                5.100% 07/01/01....   Aaa      AAA    $  1,670,026
  6,170,000   Chesapeake, Virginia,
                GO,
                5.000% 12/01/03....   Aa3      AA        6,398,105
  4,000,000   Chesterfield County,
                Virginia, Refunding
                and Improvement,
                GO,
                6.250% 07/15/05....   Aaa      AA+       4,323,360
  6,000,000   Covington-Allegheny
                County, Virginia,
                Industrial
                Development
                Authority, PCR,
                (Westvaco
                Corporation
                Project),
                5.900% 03/01/05....   A1       A         6,536,460
              Fairfax County,
                Virginia, GO:
  1,100,000   Series A,
                4.700% 06/01/00....   Aaa      AAA       1,118,139
              Series C:
  8,000,000   5.600% 10/01/04......   Aaa      AAA       8,278,480
  5,790,000   5.000% 05/01/05......   Aaa      AAA       6,004,230
  1,500,000   Metropolitan
                Washington, D.C.,
                Airport Authority
                of Virginia,
                General Airport
                Revenue, Series A,
                AMT, (MBIA
                Insured),
                5.600% 10/01/06....   Aaa      AAA       1,599,300
  2,500,000   Newport News,
                Virginia, GO,
                Series B,
                5.400% 11/01/06....   Aa       AA-       2,644,050
  1,000,000   Norfolk, Virginia,
                GO,
                5.250% 06/01/01....   A1       AA        1,036,340
  1,500,000   Norfolk, Virginia,
                Industrial
                Development
                Authority,
                Industrial
                Development
                Revenue, (Sentara
                Hospitals), Series
                A,
                4.600% 11/01/04....   Aa2      AA        1,490,100
  1,500,000   Prince William
                County, Virginia,
                Services Authority,
                Water and Sewer
                Systems Revenue,
                (FGIC Insured),
                5.000% 07/01/21....   Aaa      AAA       1,422,030
  3,000,000   Virginia Beach,
                Virginia, GO,
                5.100% 07/15/05....   Aa2      AA        3,120,990

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              VIRGINIA -- (CONTINUED)
$ 2,600,000   Virginia College
                Building Authority,
                Virginia
                Educational
                Facilities Revenue,
                (University of
                Richmond Project),
                5.625% 11/01/02....   Aa2      AA-     $ 2,722,044
              Virginia State,
                Higher Educational
                Institutions,
                Series C:
  1,500,000   5.900% 06/01/05......   Aaa      AAA       1,596,645
  1,100,000   5.900% 06/01/05......   Aaa      AAA       1,168,882
              Virginia State,
                Public School
                Authority Revenue:
                Series A:
  2,265,000   6.000% 01/01/00......   Aa       AA        2,360,017
  1,520,000   6.000% 01/01/00......   Aa       AA        1,583,764
  7,000,000   Series B,
                5.250% 01/01/07....   Aa       AA        7,289,520
                                                       -----------
                                                        62,362,482
                                                       -----------
              WASHINGTON -- 6.9%
              King County,
                Washington, GO:
    600,000   Series A,
                5.250% 12/01/01....   Aa1      AA+         623,832
  2,500,000   Series C,
                5.625% 06/01/02....   Aa1      AA+       2,638,625
  1,195,000   King County,
                Washington, School
                District Number
                415-Kent, (FSA
                Insured),
                5.100% 06/01/04....   Aaa      AAA       1,236,538
  3,000,000   Pierce County,
                Washington, School
                District Number
                003-Puyallup, GO,
                (FGIC Insured),
                5.000% 12/01/03....   Aaa      AAA       3,096,150
              Snohomish County,
                Washington, School
                District Number:
    300,000   002-Everett, Series
                A, (MBIA Insured),
                6.800% 06/01/03....   Aaa      AAA         324,129
  1,500,000   103, (FGIC Insured),
                5.150% 06/01/05....   Aaa      AAA       1,556,640
  6,750,000   South Columbia Basin,
                IRR Dist,
                5.750% 06/01/00....   Aa       AA        7,021,553
    400,000   Spokane, Washington,
                GO,
                8.500% 01/01/00....   Aa3      AA          437,420
  1,000,000   Tacoma, Washington,
                GO, Series A,
                5.750% 07/01/02....   A1       A+        1,057,690


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              WASHINGTON -- (CONTINUED)
              Tacoma, Washington,
                Electric Systems
                Revenue:
$   800,000   (FGIC Insured),
                5.500% 01/01/01....   Aaa      AAA     $   831,504
  2,500,000   Series B, (AMBAC
                Insured),
                5.900% 01/01/05....   Aaa      AAA       2,669,250
    600,000   Tacoma, Washington,
                Sewer Revenue,
                Series B, (FGIC
                Insured),
                5.500% 12/01/03....   Aaa      AAA         635,280
              Washington State, GO:
                Series B:
  1,000,000   6.550% 08/01/00......   Aa1      AA+       1,064,900
    500,000   6.300% 06/01/02......   Aa1      AA+         534,975
  3,500,000   Series R-92-A,
                6.400% 09/01/03....   Aa       AA        3,784,095
    900,000   Series R-92-C,
                5.600% 09/01/01....   Aa1      AA+         945,063
    900,000   Series R-93-A,
                5.250% 10/01/00....   Aa1      AA+         928,962
 10,000,000   Series R-93-B,
                5.125% 10/01/04....   Aa1      AA+      10,402,300
              Washington State
                Public Power Supply
                System, Revenue
                Refunding: (Nuclear
                Project No. 1),
                Series A:
  2,000,000   6.500% 07/01/03......   Aa1      AA-       2,163,880
  1,000,000   5.500% 07/01/04......   Aaa      AAA       1,051,660
              (Nuclear Project No.
                2), Series A:
  3,500,000   6.200% 07/01/99......   Aa1      AA-       3,622,815
  1,150,000   5.800% 07/01/07......   Aa       AA        1,226,636
  7,500,000   (Nuclear Project No.
                2), Series C, (FGIC
                Insured),
                7.000% 07/01/01....   Aaa      AAA       8,180,700
  3,000,000   (Nuclear Project No.
                3), Series B, (FSA
                Insured),
                5.400% 07/01/05....   Aaa      AAA       3,138,870
    600,000   Yakima County,
                Washington, School
                District No.
                007-Yakima, GO,
                (MBIA Insured),
                5.500% 12/01/03....   Aaa      AAA         635,280
                                                       -----------
                                                        59,808,747
                                                       -----------
              WEST VIRGINIA -- 0.3%
  2,000,000   West Virginia State,
                Building Community
                Lease Revenue,
                (West Virginia
                Regional Jail and
                Correction), Series
                A, (MBIA Insured),
                6.700% 07/01/02....   Aaa      AAA       2,166,400
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              WISCONSIN -- 2.4%
$   800,000   Milwaukee County,
                Wisconsin,
                (Corporate
                Purpose), Series A,
                5.000% 12/01/00....   A1       AA-    $    819,952
              Milwaukee, Wisconsin,
                GO:
    600,000   Refunding,
                5.700% 06/01/99....   Aa1      AA+         616,572
    300,000   Series BZ,
                6.375% 06/15/03....   Aa1      AA+         321,954
              Milwaukee, Wisconsin,
                Metropolitan Sewer
                District, GO,
                Series A:
    300,000   7.000% 09/01/00......   Aa1      AA+         323,523
    400,000   6.700% 10/01/00......   Aa1      NR          428,752
  5,000,000   6.700% 10/01/01......   Aa1      NR        5,452,300
  1,000,000   6.000% 10/01/07......   Aa1      AA+       1,107,010
  3,000,000   5.500% 10/01/09......   Aa1      AA+       3,201,210
  3,070,000   Sun Praire,
                Wisconsin, Area
                School District,
                Promissory Notes,
                (FGIC Insured),
                5.500% 04/01/03....   Aaa      AAA       3,231,912
              Wisconsin State, GO:
    600,000   Series A,
                5.750% 05/01/00....   Aa2      AA          623,886
    300,000   Series D,
                6.000% 05/01/00....   Aa2      AA          313,764
              Wisconsin State,
                Refunding, GO:
    900,000   Series 1,
                5.100% 11/01/01....   Aa2      AA          929,745
  3,625,000   Series 2,
                5.125% 11/01/08....   Aa2      AA        3,763,149
                                                      ------------
                                                        21,133,729
                                                      ------------
              TOTAL MUNICIPAL
                BONDS AND NOTES
                (Cost $813,021,310).........           851,600,360
                                                      ============
                                                         VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.7%
  (Cost $14,880,000)
 14,880,000   AIM Tax-Exempt Fund.......              $ 14,880,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $827,901,310*)..................  100.3%       866,480,360
OTHER ASSETS AND
  LIABILITIES (NET).....................   (0.3)        (2,498,959)
                                          -----       ------------
NET ASSETS..............................  100.0%      $863,981,401
                                          =====       ============

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown reflects the yield to maturity.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
ETM       Escrow to Maturity
FGIC      Federal Guaranty Insurance Corporation
FSA       Federal Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
PSFG      Permanent School Funding Guaranty

Nations Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

FGIC       10.6%
MBIA       10.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.4%
              ALABAMA -- 1.8%
$ 2,000,000   Birmingham, Alabama,
                Refunding, GO,
                Series B,
                6.250% 04/01/12....   A1       AA      $ 2,162,880
  3,000,000   Butler County,
                Alabama, Industrial
                Development Board,
                Solid Waste
                Disposal Revenue,
                (James River
                Corporation
                Project),
                8.000% 09/01/28....   NR       BBB-      3,387,750
  2,000,000   Jefferson County,
                Alabama, Warrants,
                Sewer Revenue
                Refunding, Series
                A, (FGIC Insured),
                5.625% 02/01/22....   Aaa      AAA       2,037,620
  1,000,000   Morgan County-
                Decatur, Alabama,
                Healthcare
                Authority, Hospital
                Revenue Refunding,
                (Decatur General
                Hospital), (CONNIE
                LEE Insured),
                6.250% 03/01/13....   NR       AAA       1,078,420
                                                       -----------
                                                         8,666,670
                                                       -----------
              ALASKA -- 4.7%
  1,500,000   Alaska Student Loan
                Corporation,
                Student Loan
                Revenue, Series A,
                (AMBAC Insured),
                5.250% 07/01/07....   Aaa      AAA       1,529,700
              Anchorage, Alaska,
                Electric Utilities
                Revenue Refunding,
                Senior Lien, (MBIA
                Insured):
  1,000,000   8.000% 12/01/09......   Aaa      AAA       1,292,260
  7,000,000   Series B,
                5.500% 02/01/26....   Aaa      AAA       6,979,490
  2,250,000   Anchorage, Alaska,
                Telephone Utilities
                Revenue Refunding,
                Series A, (AMBAC
                Insured),
                4.500% 12/01/02....   Aaa      AAA       2,257,087
  1,000,000   North Slope Boro,
                Alaska, Capital
                Appreciation, GO,
                Series A, (MBIA
                Insured),
                9.900% 06/30/06+...   Aaa      AAA         657,500


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ALASKA -- (CONTINUED)
$10,000,000   Valdez, Alaska,
                Marine Term Revenue
                Refunding, (BP
                Pipeline Inc.
                Project), Series B,
                5.500% 10/01/28....   Aa2      AA      $ 9,824,800
                                                       -----------
                                                        22,540,837
                                                       -----------
              ARIZONA -- 2.5%
  2,000,000   Maricopa County
                Arizona, Unified
                School District No.
                93-Cave Creek, GO,
                Series A,
                (FGIC Insured),
                5.900% 07/01/06....   Aaa      AAA       2,129,340
  4,000,000   Maricopa County
                Arizona, Unified
                School District No.
                4-Mesa, Capital
                Appreciation, GO,
                Refunded,
                (FGIC Insured),
                5.300% 07/01/02+...   Aaa      AAA       3,240,480
              Maricopa County,
                Arizona, Unified
                School District No.
                48, (Scottsdale
                Refunding), Series
                B:
  1,000,000   6.300% 07/01/04......   Aa       AA        1,111,730
  1,300,000   4.600% 07/01/11......   Aa2      AA        1,250,639
  2,000,000   Salt River Project
                Arizona Agriculture
                Improvement and
                Power District,
                Arizona, Electric
                System Revenue,
                Series C,
                6.250% 01/01/19....   Aa2      AA        2,140,480
  5,000,000   Tucson and Pima
                County, Arizona,
                Industrial
                Development
                Authority, Single
                Family Mortgage
                Revenue, Capital
                Appreciation,
                Series 1983-A,
                11.000% 12/01/14+..   AAA      NR        2,033,250
                                                       -----------
                                                        11,905,919
                                                       -----------
              ARKANSAS -- 1.0%
  1,300,000   Arkansas State
                Development Finance
                Authority, Waste
                Water Systems
                Revenue, Revolving
                Ln Fd, Series A,
                5.700% 12/01/12....   NR       AA        1,362,595

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ARKANSAS -- (CONTINUED)
$ 3,425,000   Blytheville,
                Arkansas, Solid
                Waste Recycling and
                Sewer Treatment
                Revenue, (Nucor
                Corporation
                Project),
                6.375% 01/01/23....   A1       AA-     $ 3,621,595
                                                       -----------
                                                         4,984,190
                                                       -----------
              CALIFORNIA -- 2.5%
              California State, GO:
  1,000,000   7.100% 09/01/02......   A1       A+        1,130,150
  1,000,000   7.000% 08/01/04......   A1       A+        1,157,100
  4,000,000   (FGIC Insured),
                5.000% 11/01/22....   Aaa      AAA       3,786,600
  1,000,000   Los Angeles,
                California, Waste
                Water Systems
                Revenue Refunding,
                Series C,
                (MBIA Insured),
                5.500% 06/01/14....   Aaa      AAA       1,019,330
  2,000,000   Metropolitan Water
                District of
                Southern
                California,
                Waterworks Revenue,
                Series A,
                (MBIA Insured),
                5.750% 07/01/15....   Aaa      AAA       2,095,600
  2,595,000   San Francisco,
                California, City
                and County Airport
                Commission,
                International
                Airport Revenue,
                Second Series,
                Issue 9B, (FGIC
                Insured),
                5.250% 05/01/13....   Aaa      AAA       2,609,117
                                                       -----------
                                                        11,797,897
                                                       -----------
              COLORADO -- 0.9%
  1,500,000   Arapahoe County,
                Colorado, Capital
                Improvement,
                Transportation,
                Federal Highway
                Revenue Bonds,
                Series E-470,
                6.900% 08/31/15....   Baa      NR        1,769,100
  2,500,000   Douglas County,
                Colorado, Sales and
                Use Tax Revenue,
                (MBIA Insured),
                5.500% 10/15/11....   Aaa      AAA       2,588,125
                                                       -----------
                                                         4,357,225
                                                       -----------


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              CONNECTICUT -- 1.0%
$ 1,000,000   Connecticut State,
                GO, Series A,
                5.300% 05/15/10....   Aa3      AA-     $ 1,027,760
              Connecticut State
                Housing Finance
                Authority Revenue,
                (Housing Mortgage
                Finance Program):
  1,750,000   Series A,
                6.100% 05/15/13....   Aa       AA        1,818,775
  1,635,000   Series B,
                6.700% 11/15/12....   Aa       AA        1,750,774
                                                       -----------
                                                         4,597,309
                                                       -----------
              DISTRICT OF COLUMBIA -- 1.7%
  4,000,000   District of Columbia,
                Hospital Revenue
                Refunding,
                (Medlantic
                Healthcare Group),
                Series A, MBIA
                Insured),
                5.375% 08/15/15....   Aaa      AAA       3,974,760
  3,905,000   District of Columbia,
                Revenue Refunding,
                (Howard
                University), (MBIA
                Insured),
                5.750% 10/01/12....   Aaa      AAA       4,096,579
                                                       -----------
                                                         8,071,339
                                                       -----------
              FLORIDA -- 8.5%
1,000,000..   Broward County,
                Florida, Refunded,
                GO, Series C,
                6.200% 01/01/07       Aa2      AA        1,079,180
              Florida State Board
                of Education,
                Capital Outlay,
                Public Education,
                GO, Series A:
  1,655,000   6.600% 06/01/04......   AAA      AAA       1,805,224
  1,000,000   5.500% 06/01/14......   Aa2      AA+       1,024,150
  3,000,000   5.000% 01/01/17......   Aa2      AA+       2,895,480
  2,000,000   Florida State
                Department, General
                Services Division,
                Facilities
                Management Revenue
                Refunding, (Florida
                Facilities Pool),
                Series B, (AMBAC
                Insured), Series B,
                5.700% 09/01/20....   Aaa      AAA       2,050,460

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              FLORIDA -- (CONTINUED)
$ 3,400,000   Florida State
                Division, Board
                Finance Department,
                General Services
                Revenue, Department
                National Resources,
                (Preservation
                2000), Series A,
                (AMBAC Insured),
                6.700% 07/01/05....   Aaa      AAA     $ 3,755,198
  3,500,000   Hillsborough County,
                Florida, Industrial
                Development
                Authority,
                Pollution Control
                Revenue Refunding,
                (Tampa Electric
                Project),
                8.000% 05/01/22....   Aa3      AA        4,053,000
  3,000,000   Jacksonville,
                Florida, PCR,
                Refunding,
                (Anheuser-Busch
                Companies Project),
                5.700% 08/01/31....   A1       AA-       3,060,510
  1,000,000   Martin County,
                Florida, Industrial
                Development
                Authority Revenue,
                (Indiantown
                Cogeneration
                Project), AMT,
                Series A,
                7.875% 12/15/25....   Baa3     BBB-      1,157,850
  1,000,000   North Broward
                Hospital District,
                Florida, Hospital
                Revenue Refunding,
                (MBIA Insured),
                6.250% 01/01/06....   AAA      AAA       1,093,300
              Orlando, Florida,
                Community Water and
                Electric Utilities
                Revenue Refunding:
  1,500,000   Series A,
                5.000% 10/01/20....   Aa       AA-       1,415,850
  1,200,000   Series D,
                6.750% 10/01/17....   Aa       AA-       1,434,624
  1,000,000   Orlando and Orange
                County Expressway
                Authority, Florida
                Expressway Revenue,
                Junior Lien,
                (FGIC Insured),
                6.500% 07/01/10....   Aaa      AAA       1,158,570
 12,115,000   Polk County, Florida,
                Industrial
                Development
                Authority, Solid
                Waste Disposal
                Facilities Revenue,
                (Tampa Electric
                Company Project),
                5.850% 12/01/30....   Aa2      AA       12,404,306


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              FLORIDA -- (CONTINUED)
$ 2,000,000   South Broward,
                Florida, Hospital
                District Revenue
                Refunding, (FSA
                Insured),
                5.500% 05/01/28....   Aaa      AAA     $ 1,973,660
                                                       -----------
                                                        40,361,362
                                                       -----------
              GEORGIA -- 7.5%
  1,100,000   Atlanta, Georgia, GO,
                5.600% 12/01/11....   Aa3      AA        1,153,317
  1,000,000   Cartersville,
                Georgia,
                Development
                Authority Revenue,
                Sewer Facilities,
                (Anheuser Busch),
                6.125% 05/01/27....   A1       A+        1,039,740
  2,000,000   Coweta County,
                Georgia, School
                System, GO,
                6.300% 08/01/11....   A        A         2,162,460
  1,000,000   Dalton, Georgia,
                Utilities Revenue,
                Combined Revenue,
                (MBIA Insured),
                4.450% 01/01/03....   Aaa      AAA       1,005,430
  2,000,000   De Kalb County,
                Georgia, School
                District, GO,
                Series A,
                6.250% 07/01/09....   Aa       AA        2,271,500
  4,750,000   Fulco, Georgia,
                Hospital Authority
                Revenue,
                Anticipation
                Certificates,
                (Saint Joseph's
                Hospital),
                5.500% 10/01/18....   A3       A         4,760,023
  3,000,000   Georgia State,
                Refunding, GO,
                Series A,
                6.250% 03/01/06....   Aaa      AAA       3,368,910
  1,650,000   Gwinnett County,
                Georgia,
                Certificates of
                Participation,
                Water and Sewer,
                8.600% 08/01/03....   Aaa      AAA       2,005,773
              Metropolitan Atlanta
                Rapid Transit
                Authority (MARTA),
                Georgia, Sales Tax
                Revenue Refunding:
  2,080,000   Series M,
                6.350% 07/01/04....   A1       AA-       2,255,573
              Series P,
                (AMBAC Insured):
  1,000,000   6.100% 07/01/05......   Aaa      AAA       1,104,350
  1,000,000   6.000% 07/01/04......   Aaa      AAA       1,091,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              GEORGIA -- (CONTINUED)
$ 2,000,000   Monroe County,
                Georgia,
                Development
                Authority, PCR,
                (Oglethorpe Power
                Corporation),
                Series A,
                6.800% 01/01/11....   A3       A+      $ 2,327,380
              Savannah, Georgia,
                Hospital Authority,
                Revenue Refunding
                and Improvement:
  3,000,000   (Candler Hospital
                Project),
                7.000% 01/01/23....   Ba       BB        3,153,990
  2,000,000   (St. Joseph's
                Hospital Project),
                6.125% 07/01/12....   A        NR        2,127,100
  2,690,000   Union County,
                Georgia, Housing
                Authority,
                Multi-family
                Housing Revenue
                Refunding, (Hidden
                Lake Apartments),
                Series A, (FHA
                Insured/FNMA
                Collateral),
                7.125% 12/01/25....   Aaa      NR        2,897,506
  3,000,000   White County,
                Georgia, Industrial
                Development
                Authority Revenue
                Refunding, (Clark-
                Schwebel Fiber
                Glass Company
                Project),
                6.850% 06/01/10....   NR       BBB+      3,190,620
                                                       -----------
                                                        35,914,972
                                                       -----------
              HAWAII -- 2.0%
  1,900,000   Hawaii State
                Department of
                Budget and Finance,
                Special Purpose
                Mortgage Revenue,
                (Hawaiian Electric
                Company and
                Subsidiaries),
                (MBIA Insured),
                6.500% 12/01/22....   Aaa      AAA       2,065,794
  3,000,000   Hawaii State, GO,
                Series CN,
                (FGIC Insured),
                6.250% 03/01/04....   Aaa      AAA       3,288,030
  1,500,000   Honolulu, Hawaii,
                City and County,
                Refunding and
                Improvement, GO,
                Series B,
                8.000% 10/01/10....   Aa       AA        1,921,440


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              HAWAII -- (CONTINUED)
$ 2,100,000   Maui County, Hawaii,
                Refunding, GO,
                (FGIC Insured),
                5.000% 09/01/03....   Aaa      AAA     $ 2,164,953
                                                       -----------
                                                         9,440,217
                                                       -----------
              ILLINOIS -- 5.4%
  3,385,000   Chicago, Illinois,
                Metropolitan Water
                Reclamation
                District, (Greater
                Chicago), Capital
                Improvement Bonds,
                6.900% 01/01/07....   Aa2      AA        3,935,502
              Chicago, Illinois,
                O'Hare
                International
                Airport:
  3,000,000   Revenue Refunding,
                Second Lien, Series
                C,
                (MBIA Insured),
                5.000% 01/01/18....   Aaa      AAA       2,856,600
  1,500,000   Special Facilities
                Revenue Refunding,
                (American Airlines
                Inc. Project),
                8.200% 12/01/24....   Baa2     BB+       1,804,095
  2,000,000   Chicago, Illinois,
                Park District, GO,
                (MBIA Insured),
                5.500% 01/01/16....   Aaa      AAA       2,019,880
  2,000,000   Cook County,
                Illinois, Capital
                Improvement, GO,
                (FGIC Insured),
                5.900% 11/15/16....   Aaa      AAA       2,105,920
  1,000,000   Cook County,
                Illinois, Forest
                Preserve District,
                (Zoo), GO, (MBIA
                Insured),
                5.800% 11/01/16....   Aaa      AAA       1,037,210
  1,000,000   Elgin, Illinois, GO,
                5.750% 01/01/08....   Aa2      NR        1,030,940
  1,800,000   Illinois Educational
                Facilities
                Authority Reserves,
                (NorthWestern
                University),
                5.375% 12/01/21....   Aa1      AA        1,769,958
  1,000,000   Illinois State
                Development Finance
                Authority, PCR,
                Refunding, (Edison
                Company Project),
                Series D,
                (AMBAC Insured),
                6.750% 03/01/15....   Aaa      AAA       1,120,520
  2,000,000   Illinois State, GO,
                (MBIA Insured),
                6.000% 02/01/16....   Aaa      AAA       2,118,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ILLINOIS -- (CONTINUED)
$ 1,500,000   Illinois State Sales
                Tax Revenue
                Refunding, Series
                V,
                6.375% 06/15/17....   A1       AAA     $ 1,632,810
  1,250,000   Rosemont, Illinois,
                GO, Series A,
                (FGIC Insured),
                6.750% 02/01/08....   Aaa      AAA       1,359,300
  2,680,000   Southern Illinois
                University Revenue,
                Capital
                Appreciation,
                Housing and
                Auxilary Facilities
                Systems, (MBIA
                Insured),
                0.000% 04/01/06+...   Aaa      AAA       1,783,111
  1,000,000   Waukegan, Illinois,
                GO, Series A,
                (FGIC Insured),
                5.800% 11/15/03....   Aaa      AAA       1,074,400
                                                       -----------
                                                        25,648,746
                                                       -----------
              INDIANA -- 2.3%
  2,500,000   Franklin, Indiana,
                Economic
                Development Revenue
                Refunding, (Hoover
                Universal Inc.
                Project
                Guaranteed),
                6.100% 12/01/04....   A2       A         2,710,425
              Hamilton South
                Eastern Indiana,
                North Delaware
                School Building
                Corporation, First
                Mortgage, (AMBAC
                Insured):
  1,000,000   5.000% 07/15/07......   Aaa      AAA       1,024,840
  1,000,000   5.100% 07/15/09......   Aaa      AAA       1,016,240
  1,000,000   Hammond, Indiana,
                Pollution Control
                Revenue, (Stauffer
                Chemical Project),
                8.000% 11/01/12....   A2       NR        1,088,410
  1,000,000   Indiana Health
                Facility, Financing
                Authority, Hospital
                Revenue, (Clarian
                Health Partners,
                Incorporated),
                Series A,
                5.500% 02/15/16....   Aa3      AA        1,002,450
  2,000,000   Indianapolis,
                Indiana, Airport
                Authority, Special
                Facilities Revenue,
                (Federal Express
                Corporation
                Project),
                7.100% 01/15/17....   Baa2     BBB       2,236,640


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              INDIANA -- (CONTINUED)
$ 2,000,000   Saint Joseph County,
                Indiana,
                Educational
                Facilities Revenue,
                University of Notre
                Dame, (Du Lac
                Project),
                5.500% 03/01/26....   Aaa      NR      $ 2,007,780
                                                       -----------
                                                        11,086,785
                                                       -----------
              KANSAS -- 0.9%
  2,000,000   Kansas City, Kansas,
                Utilities System
                Revenue Refunding
                and Improvement,
                (FGIC Insured),
                6.250% 09/01/14....   Aaa      AAA       2,200,240
  2,000,000   Kansas State,
                Department of
                Transportation,
                Highway Revenue,
                Series A,
                6.000% 09/01/07....   Aa       AA        2,155,760
                                                       -----------
                                                         4,356,000
                                                       -----------
              KENTUCKY -- 0.2%
  1,000,000   Kentucky State
                Turnpike Authority,
                Economic
                Development,
                Revenue Refunding,
                (Revitalization
                Projects),
                (AMBAC Insured),
                5.500% 07/01/08....   Aaa      AAA       1,066,850
                                                       -----------
              MAINE -- 0.2%
  1,000,000   Maine State, Health
                and Higher
                Educational
                Facilities
                Authority Revenue,
                Series B, (AMBAC
                Insured),
                5.500% 07/01/16....   Aaa      AAA       1,006,360
                                                       -----------
              MASSACHUSETTS -- 3.4%
  3,675,000   Massachusetts Bay
                Transportation
                Authority, General
                Transportation
                Systems, Series A,
                5.750% 03/01/18....   A1       A+        3,766,067
              Massachusetts State,
                Consolidated
                Loan, GO:
  2,500,000   Series A,
                (MBIA Insured),
                5.750% 02/01/13....   Aaa      AAA       2,712,925
  2,000,000   Series B,
                (FGIC Insured),
                5.500% 06/01/10....   Aaa      AAA       2,089,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MASSACHUSETTS -- (CONTINUED)
$ 7,400,000   Massachusetts State
                Port Authority,
                Revenue Bonds,
                Special Facilities,
                (Bosfuel Project),
                (MBIA Insured),
                5.750% 07/01/39....   Aaa      AAA     $ 7,455,870
                                                       -----------
                                                        16,024,582
                                                       -----------
              MICHIGAN -- 2.0%
  1,750,000   Byron Center,
                Michigan, Public
                Schools, GO, (MBIA
                Insured),
                5.970% 05/01/15....   Aaa      AAA       1,850,468
  1,000,000   Detroit, Michigan,
                Refunding, Series B,
                6.375% 04/01/07....   Baa2     BBB       1,088,780
  1,250,000   Kalamazoo, Michigan,
                City School
                District,
                Refunding, GO,
                (FGIC Insured),
                5.650% 05/01/14....   Aaa      AAA       1,296,937
  1,000,000   Lakeshore, Michigan,
                Public Schools, GO,
                (MBIA Insured),
                5.750% 05/01/15....   Aaa      AAA       1,043,390
  1,000,000   Michigan State,
                Environmental
                Protection
                Program, GO,
                6.250% 11/01/12....   Aa2      AA        1,133,550
  2,000,000   Michigan State
                Hospital Finance
                Authority, Hospital
                Revenue, (Holland
                Community
                Hospital),
                (AMBAC Insured),
                5.625% 01/01/28....   Aaa      AAA       2,013,900
  1,000,000   Michigan State Trunk
                Line, Series A,
                (FGIC Insured),
                5.625% 11/15/14....   Aaa      AAA       1,027,580
                                                       -----------
                                                         9,454,605
                                                       -----------
              MINNESOTA -- 0.2%
  1,000,000   Minneapolis,
                Minnesota,
                Refunding,
                (Laurel Village),
                5.750% 09/01/10....   Aaa      AAA       1,042,030
                                                       -----------
              MISSISSIPPI -- 1.6%
  5,000,000   Adams County
                Mississippi,
                Pollution Control,
                Revenue, Refunded,
                (International
                Paper Company),
                Series A,
                5.500% 12/01/05....   A3       A-        5,233,900


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MISSISSIPPI -- (CONTINUED)
$ 2,200,000   Mississippi, Hospital
                Equipment and
                Facilities
                Authority Revenue,
                Refunding and
                Improvement, (North
                Mississippi Health
                Services), (AMBAC
                Insured),
                5.400% 05/15/04....   Aaa      AAA     $ 2,304,522
                                                       -----------
                                                         7,538,422
                                                       -----------
              MISSOURI -- 2.1%
  1,000,000   Independence,
                Missouri, School
                District, GO,
                6.250% 03/01/11....   A3       NR        1,128,420
  1,000,000   Kansas City,
                Missouri, Variable
                Purpose, GO,
                6.000% 03/01/08....   Aa3      AA        1,050,240
              Missouri State
                Environmental
                Improvement and
                Energy Resource
                Authority:
  1,100,000   Environment
                Improvement
                Resources, (Union
                Electric Company
                Project), Series A,
                (AMBAC Insured),
                7.400% 05/01/20....   Aaa      AAA       1,201,981
  1,000,000   Water Pollution
                Control, State
                Revolving Fund,
                (Kansas City),
                Series A,
                5.750% 01/01/16....   Aa1      NR        1,023,230
  1,715,000   Missouri State
                Housing,
                Development
                Commission,
                Mortgage Revenue,
                Single Family-
                Homeowner Loan,
                Series A,
                6.100% 09/01/14....   NR       AAA       1,759,796
  1,625,000   Missouri State Water
                Pollution Control,
                Series A,
                5.600% 04/01/15....   Aaa      AAA       1,695,281
  2,000,000   University of
                Missouri, Health
                Facilities Revenue,
                (University of
                Missouri Health
                Systems), Series A,
                (AMBAC Insured),
                5.500% 11/01/16....   Aaa      AAA       2,013,100
                                                       -----------
                                                         9,872,048
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
NEVADA --
2.4%
$ 1,400,000   Clark County, Nevada,
                Refunding and
                Improvement-
                Transportation,
                Series A, (MBIA
                Insured),
                6.000% 06/01/12....   Aaa      AAA     $ 1,492,624
              Las Vegas-Clark
                County, Nevada,
                Library District,
                GO, Series A, (FGIC
                Insured):
  1,000,000   6.800% 06/01/05......   Aaa      AAA       1,095,720
  1,000,000   6.000% 02/01/12......   Aaa      AAA       1,052,970
  2,000,000   Las Vegas, Nevada,
                Water District,
                Refunding and
                Improvement-Water,
                (MBIA Insured),
                5.600% 09/01/05....   Aaa      AAA       2,087,080
  2,000,000   Nevada State, GO,
                (Project No.
                40-41-A),
                6.375% 12/01/17....   NR       AAA       2,129,820
  2,500,000   Nevada State,
                Series A,
                6.000% 05/01/06....   Aa2      AA        2,636,475
  1,000,000   Washoe County,
                Nevada, School
                District, Refunded,
                (MBIA Insured),
                5.800% 08/01/04....   Aaa      AAA       1,062,590
                                                       -----------
                                                        11,557,279
                                                       -----------
              NEW JERSEY -- 0.7%
  3,000,000   New Jersey State,
                Transportation
                Trust Fund
                Authority,
                (Transportation
                Systems Project),
                Series B, (MBIA
                Insured),
                5.000% 06/15/04....   Aaa      AAA       3,096,360
                                                       -----------
              NEW MEXICO -- 0.4%
  2,000,000   New Mexico State,
                Mortgage Finance
                Authority, AMT,
                Single Family
                Mortgage Program,
                Series C-2,
                6.050% 07/01/28....   Aaa      NR        2,042,340
                                                       -----------
              NEW YORK -- 4.4%
              Municipal Assistance
                Corporation for New
                York City, New
                York:
  2,000,000   Series E,
                5.200% 07/01/08....   Aa2      AA-       2,067,880
  5,000,000   Series J,
                5.500% 07/01/02....   Aa2      AA-       5,252,900


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              NEW YORK -- (CONTINUED)
$ 5,000,000   New York, New York,
                GO, Series L,
                5.250% 08/01/00....   Baa1     BBB+    $ 5,119,900
  1,000,000   New York State
                Dormitory
                Authority, Revenue
                Bonds, (Canisius
                College),
                5.300% 07/01/08....   Aaa      AAA       1,038,500
  2,000,000   New York State Energy
                Reshape and
                Development
                Authority,
                Facilities Revenue
                Refunding,
                (Consolidated
                Edison
                Company - New
                York), Series A,
                6.100% 08/15/20....   A1       A+        2,104,100
  3,000,000   New York State Local
                Government
                Assistance
                Corporation,
                Series A,
                6.000% 04/01/16....   A3       A+        3,203,670
  2,000,000   New York, New York,
                City Municipal
                Water Finance
                Authority, Water
                and Sewer Systems
                Revenue, Series B,
                5.750% 06/15/29....   A2       A-        2,033,400
                                                       -----------
                                                        20,820,350
                                                       -----------
              NORTH CAROLINA -- 1.8%
  1,950,000   North Carolina
                Housing Finance
                Agency, Refunding,
                Multifamily
                Revenue, Series B,
                (FHA Insured),
                6.900% 07/01/24....   Aa2      NR        2,071,661
  2,500,000   North Carolina
                Medical Care
                Community, Health
                Care Facilities
                Revenue, (Carolina
                Medicorp Project),
                5.250% 05/01/26....   Aa3      AA        2,434,925
  2,000,000   University of North
                Carolina, Chapel
                Hill, Hospital
                Revenue,
                5.000% 02/15/29....   Aa3      AA        1,882,440
  2,400,000   Wake County, North
                Carolina, GO,
                4.500% 03/01/08....   Aaa      AAA       2,386,104
                                                       -----------
                                                         8,775,130
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
OHIO -- 1.3%
$ 1,000,000   Dayton, Ohio, Special
                Facilities Revenue,
                (Air Freight
                Corporation
                Project), Series F,
                6.050% 10/01/09....   NR       BBB-    $ 1,056,140
  1,000,000   Lucas County, Ohio,
                Hospital Revenue,
                (Flower Hospital
                Project),
                Pre-refunded,
                6.125% 12/01/13....   NR       BBB+      1,104,020
4,000,000..   Ohio State Highway
                Capital
                Improvements, GO,
                Series B,
                5.000% 05/01/07....   Aa1      AAA       4,141,560
                                                       -----------
                                                         6,301,720
                                                       -----------
              OREGON -- 1.2%
  2,000,000   Chemeketa, Oregon,
                Community College
                District, GO, (FGIC
                Insured),
                5.800% 06/01/12....   Aaa      AAA       2,124,300
    200,000   Oregon State, GO,
                8.750% 10/01/97....   Aa2      AA          200,028
  2,900,000   Portland, Oregon,
                Sewer System
                Revenue,
                6.250% 06/01/15....   A1       A+        3,221,929
                                                       -----------
                                                         5,546,257
                                                       -----------
              PENNSYLVANIA -- 4.0%
  3,000,000   Beaver County,
                Pennsylvania,
                Industrial
                Development
                Authority,
                Pollution Control
                Revenue
                Refunding,(Pennsylvania
                Power Company,
                (Beaver Valley
                Project), (AMBAC
                Insured),
                6.000% 09/01/28....   Aaa      AAA       3,160,230
  2,000,000   Lehigh County,
                Pennsylvania,
                Industrial
                Development
                Authority, PCR,
                Refunding,
                (Pennsylvania Power
                and Light Company
                Project), Series A,
                (MBIA Insured),
                6.400% 11/01/21....   Aaa      AAA       2,181,800


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              PENNSYLVANIA -- (CONTINUED)
$ 1,000,000   Monroeville,
                Pennsylvania,
                Hospital Authority,
                Hospital Revenue
                Refunding, (Forbes
                Health Systems),
                5.750% 10/01/05....   A3       BBB+    $ 1,042,940
  1,000,000   Philadelphia,
                Pennsylvania, Gas
                Works Revenue
                Refunding, 14th
                Series,
                6.250% 07/01/08....   Baa1     BBB       1,063,580
              Philadelphia,
                Pennsylvania,
                Hospital and Higher
                Education
                Facilities
                Authority, Hospital
                Revenue, (Frankford
                Hospital Project),
                Series A:
  1,725,000   6.000% 06/01/14......   A3       BBB+      1,766,314
  3,125,000   6.000% 06/01/23......   A3       BBB+      3,180,344
              Philadelphia,
                Pennsylvania,
                Industrial
                Development
                Authority,
                Industrial
                Development Revenue
                Refunding, (Ashland
                Oil Inc. Project):
  4,800,000   5.700% 06/01/05......   Baa1     NR        5,040,816
  1,250,000   7.000% 01/01/11......   NR       NR        1,387,013
                                                       -----------
                                                        18,823,037
                                                       -----------
              RHODE ISLAND -- 0.6%
  2,845,000   Rhode Island State,
                Construction
                Capital Development
                Lane, GO, Series A,
                (MBIA Insured),
                5.600% 08/01/10....   Aaa      AAA       2,983,495
                                                       -----------
              SOUTH CAROLINA -- 1.7%
  1,500,000   Greenville, South
                Carolina,
                Waterworks Revenue,
                5.500% 02/01/22....   Aa1      AA        1,520,100
  2,000,000   South Carolina, State
                Housing Finance and
                Development
                Authority,
                Homeownership
                Mortgage Purchase,
                Series A,
                6.375% 07/01/16....   Aa       AA        2,104,460
  2,000,000   Spartanburg County,
                South Carolina,
                Solid Waste
                Disposal Facilities
                Revenue, (BMW
                Project),
                7.550% 11/01/24....   NR       NR        2,249,940

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              SOUTH CAROLINA -- (CONTINUED)
$ 2,000,000   York County, South
                Carolina,
                Industrial
                Development
                Revenue, Exempt
                Facility, (Hoechst
                Celanese
                Corporation
                Project), AMT,
                5.700% 01/01/24....   A2       A+      $ 2,006,200
                                                       -----------
                                                         7,880,700
                                                       -----------
              TENNESSEE -- 2.1%
  2,500,000   Maury County,
                Tennessee,
                Industrial
                Development Board,
                PCR, Multi-Modal,
                Refunding, (Saturn
                Corporation
                Project), General
                Motors Guaranty
                Agreement,
                6.500% 09/01/24....   A3       A-        2,721,000
  2,750,000   McMinn County,
                Tennessee,
                Industrial
                Development Board,
                Solid Waste
                Recycling Facility
                Revenue, (Calhoun
                Newsprint Project),
                AMT,
                7.400% 12/01/22....   Baa1     BBB       3,061,080
  2,735,000   Memphis-Shelby
                County, Tennessee,
                Airport Revenue
                Refunded, (Federal
                Express
                Corporation),
                6.375% 09/01/12....   Baa2     BBB       2,990,230
  1,000,000   Memphis, Tennessee,
                Refunded, GO,
                5.200% 11/01/10....   Aa       AA        1,023,220
                                                       -----------
                                                         9,795,530
                                                       -----------
              TEXAS -- 10.3%
  4,000,000   Alliance Airport
                Authority Inc.,
                Texas, Special
                Facilities Revenue,
                (American Airlines
                Inc. Project), AMT,
                7.000% 12/01/11....   Baa2     BB+       4,620,400
              Arlington Texas,
                Independent School
                District-D, GO,
                (PSFG Insured):
  2,000,000   6.500% 08/15/03......   Aaa      Aa2       2,220,700
  1,220,000   6.000% 02/15/04......   Aaa      Aa2       1,294,847
  2,470,000   Beaumont Texas,
                Independent School
                District, (PSFG
                Insured), GO,
                5.000% 02/15/17....   Aaa      AAA       2,392,417


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 3,610,000   Bexar, Texas,
                Metropolitan Water
                District, Water
                Works, (MBIA
                Insured),
                6.000% 05/01/15....   Aaa      AAA     $ 3,850,931
  1,000,000   Brazos River
                Authority, Texas,
                Revenue Refunding,
                (Houston Light and
                Power Company
                Project), Series B,
                (MBIA Insured),
                6.375% 04/01/12....   Aaa      AAA       1,091,630
  2,575,000   Carrollton-Farmers
                Branch Independent
                School District,
                Texas, GO,
                (PSFG Insured),
                5.700% 02/15/17....   Aaa      AAA       2,626,320
  1,275,000   Cypress-Fairbanks
                Independent School
                District, Texas,
                GO, (PSFG Insured),
                5.750% 02/15/16....   Aaa      AAA       1,307,997
  1,750,000   Dallas County,
                Texas, GO,
                5.250% 08/15/16....   Aaa      AAA       1,753,903
  1,000,000   Dallas Independent
                School District,
                Texas, GO, (PSFG
                Insured),
                5.700% 08/15/12....   Aaa      AAA       1,042,530
  1,075,000   Denton, Texas,
                Utilities Systems
                Revenue Refunding,
                Series A, (MBIA
                Insured),
                5.700% 12/01/10....   Aaa      AAA       1,135,394
  1,000,000   Fort Worth, Texas,
                Water and Sewer
                Revenue Refunding,
                Series B,
                6.400% 02/15/05....   Aa2      AA        1,058,820
  2,000,000   Guadalupe-Blanco
                River Authority,
                Texas, Revenue
                Refunding, (Sohio
                Chemical Company),
                6.550% 05/01/13....   Aa2      AA-       2,146,000
  4,000,000   Harris County, Texas,
                Health Facilities
                Development
                Authority, Hospital
                Revenue Refunding,
                (Memorial Hospital
                Systems Project),
                Series A,
                4.875% 06/01/05....   Aaa      AAA       4,036,680

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 1,000,000   Harris County, Texas,
                Permanent
                Improvement
                Bonds, GO,
                6.250% 10/01/06....   Aa2      AA      $ 1,061,570
  4,000,000   Lower Neches Valley
                Authority, Texas,
                Industrial
                Development
                Corporation,
                Revenue Refunding,
                (Mobil Oil Refining
                Project),
                5.800% 05/01/22....   Aa2      AA        4,122,960
  1,500,000   Lubbock, Texas,
                Health Facilities
                Development
                Corporation,
                Revenue Refunding,
                (St. Joseph Health
                System Project),
                5.500% 07/01/14....   Aa3      AA        1,504,560
  2,000,000   North Central Texas,
                Health Facilities
                Development
                Corporation,
                Hospital Revenue,
                (Presbyterian
                Healthcare),
                Series A,
                6.625% 06/01/11....   Aa3      NR        2,127,740
  1,500,000   Plano, Texas, GO,
                (FGIC Insured),
                6.750% 09/01/11....   AAA      AAA       1,636,845
  1,100,000   San Antonio, Texas,
                Water Revenue
                Refunding, (MBIA
                Insured),
                6.500% 05/15/10....   Aaa      AAA       1,205,864
  5,000,000   Texas State
                Department of
                Housing and
                Community Affairs,
                Single Family
                Mortgage Revenue,
                AMT, Series A,
                Class 1, (MBIA
                Insured),
                5.800% 09/01/29....   Aaa      AAA       5,018,100
  1,640,000   Texas State Public
                Finance Authority,
                Building Revenue
                Refunding, (MBIA
                Insured),
                6.700% 02/01/01....   Aaa      AAA       1,766,805
                                                       -----------
                                                        49,023,013
                                                       -----------


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              UTAH -- 2.3%
$ 2,000,000   Emery County, Utah,
                Pollution Control
                Revenue Refunding,
                (Pacificorp
                Projects), Series
                A, (AMBAC Insured),
                5.650% 11/01/23....   Aaa      AAA     $ 2,016,660
  8,300,000   Murray City, Utah,
                Hospital Revenue
                Refunding, (IHC
                Health Services
                Inc.), (MBIA
                Insured),
                5.000% 05/15/22....   Aaa      AAA       7,753,860
  1,300,000   Salt Lake City, Utah,
                Water and Sewer
                Revenue, (AMBAC
                Insured),
                6.100% 02/01/14....   Aaa      AAA       1,371,539
                                                       -----------
                                                        11,142,059
                                                       -----------
              VIRGINIA -- 1.3%
  2,000,000   Covington-Allegheny
                County, Virginia,
                Industrial
                Development
                Authority, PCR,
                (Westvaco
                Corporation
                Project),
                6.650% 09/01/18....   A1       A         2,210,420
  1,000,000   Norfolk, Virginia,
                Capital
                Improvements, GO,
                (FGIC Insured),
                5.375% 06/01/15....   Aaa      AAA       1,010,850
  3,000,000   Virginia Commonwealth
                Transportation
                Board,
                Transportation
                Program Revenue,
                (Aok Grove
                Connector), Series
                A,
                5.250% 05/15/22....   Aa2      AA        2,954,970
                                                       -----------
                                                         6,176,240
                                                       -----------
              WASHINGTON -- 9.8%
  1,000,000   Clark County,
                Washington, School
                District No.
                037-Vancouver, GO,
                5.500% 12/01/07....   Aa       NR        1,055,070
  2,480,000   Clark County,
                Washington, Sewer
                Revenue, (MBIA
                Insured),
                5.800% 12/01/11....   Aaa      AAA       2,622,426
  1,035,000   King County,
                Washington, Library
                Systems, GO,
                6.150% 12/01/10....   Aa       AA-       1,119,228

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              WASHINGTON -- (CONTINUED)
$ 2,000,000   King County,
                Washington, School
                District No.
                415-Kent, GO, (FSA
                Insured),
                5.800% 06/01/13....   Aaa      AAA    $  2,114,180
  7,150,000   Pierce County,
                Washington,
                Economic
                Development
                Corporation, Solid
                Waste Revenue,
                (Occidental
                Petroleum),
                5.800% 09/01/29....   Baa2     BBB       7,173,452
  2,500,000   Public Industrial
                Corporation, Port
                Camas-Washougal,
                Washington, PCR,
                (James River
                Corporation
                Project),
                6.700% 04/01/23....   NR       BBB-      2,621,075
  2,000,000   Seattle, Washington,
                GO, Series A,
                5.625% 01/15/10....   Aa1      AA+       2,093,500
  2,000,000   Seattle, Washington,
                Municipal Light and
                Power Revenue,
                6.625% 07/01/16....   Aa       AA        2,189,820
  1,400,000   Seattle, Washington,
                Water Systems
                Revenue Refunding,
                5.500% 06/01/18....   Aa2      AA        1,407,714
              Snohomish County,
                Washington, Public
                Utility District
                No. 1, Electric
                Revenue Refunding,
                Series A:
  2,000,000   6.800% 01/01/05......   A1       A+        2,172,180
  1,000,000   6.900% 01/01/06......   A1       A+        1,077,740
  1,490,000   Tacoma, Washington,
                GO, Series A,
                6.000% 07/01/04....   A1       A+        1,579,981
              Washington State, GO:
                Refunding, Series
                92-A:
  3,500,000   6.500% 09/01/04......   Aa1      AA+       3,799,215
  1,000,000   6.625% 09/01/06......   Aa1      AA+       1,084,680
  5,000,000   Series A,
                6.750% 02/01/15....   Aa1      AA+       5,922,350


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              WASHINGTON -- (CONTINUED)
              Washington State,
                Public Power Supply
                System, Revenue
                Refunding:
$ 4,000,000   Series A, (Systems
                Nuclear Project No.
                1), (MBIA Insured),
                5.750% 07/01/11....   Aaa      AAA    $  4,216,200
  1,000,000   Series B, (Systems
                Nuclear Project No.
                1), Pre-Refunded,
                7.250% 01/01/00....   AAA      AAA       1,084,840
  3,000,000   Series B, (Systems
                Nuclear Project No.
                3), (FSA Insured),
                5.400% 07/01/05....   Aaa      AAA       3,138,870
                                                      ------------
                                                        46,472,521
                                                      ------------
              WISCONSIN -- 0.2%
  1,000,000   Wisconsin State,
                Refunding, GO,
                Series 1,
                5.800% 11/01/08....   Aa2      AA        1,095,970
                                                      ------------
              WEST VIRGINIA -- 1.0%
              Jefferson County,
                West Virginia,
                Board of Education,
                (FGIC Insured):
  1,450,000   6.850% 07/01/07......   Aaa      AAA       1,705,186
  1,560,000   6.850% 07/01/08......   Aaa      AAA       1,843,327
  1,000,000   West Virginia,
                University Revenue,
                State University
                System, (Marshall
                University
                Library), (AMBAC
                Insured),
                5.750% 04/01/16....   Aaa      AAA       1,040,830
                                                      ------------
                                                         4,589,343
                                                      ------------
              WYOMING -- 0.5%
  2,300,000   Campbell County,
                Wyoming, School
                District No. 001
                Gillette, GO,
                (School Board
                Guarantee),
                5.550% 06/01/06....   Aaa      AAA       2,437,724
                                                      ------------
              TOTAL MUNICIPAL
                BONDS AND NOTES
                (Cost $438,435,377).........           468,293,433
                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                         VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUND -- 0.2%
  (Cost $1,289,000)
  1,289,000   AIM Tax-Exempt Fund.......              $  1,289,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $439,724,377*)..................   98.6%       469,582,433
                                          -----       ------------
OTHER ASSETS AND
  LIABILITIES (NET).....................    1.4          6,434,890
                                          -----       ------------
NET ASSETS..............................  100.0%      $476,017,323
                                          =====       ============

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown reflects the yield to maturity.

ABBREVIATIONS:

AMBAC       American Municipal Bond Assurance Corporation
AMT         Alternative Minimum Tax
CONNIE LEE  College Construction Loan Association
FGIC        Federal Guaranty Insurance Corporation
FHA         Federal Housing Authority
FNMA        Federal National Mortgage Association
FSA         Financial Security Assurance
GO          General Obligation
MBIA        Municipal Bond Investors Assurance
NR          Not Rated
PCR         Pollution Control Revenue


Nations Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

MBIA        19.7%

Nations Municipal Income Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue                   20.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.1%
             FLORIDA -- 96.8%
$2,000,000   Alachua County,
               Florida, Health
               Facilities Authority
               Revenue, (Shands
               Hospital, University
               of Florida), (MBIA
               Insured),
               6.100% 12/01/05.....   Aaa      AAA     $ 2,147,900
             Bay Medical Center,
               Florida, Hospital
               Revenue Refunding,
               (Bay Medical Center
               Project), (AMBAC
               Insured):
 1,000,000   5.000% 10/01/05.......   Aaa      AAA       1,032,610
 2,000,000   5.450% 10/01/12.......   Aaa      AAA       2,050,600
 2,000,000   Boca Raton, Florida,
               Water and Sewer
               Revenue Refunding,
               5.600% 10/01/04.....   Aa2      AA-       2,123,740
 1,000,000   Brevard County,
               Florida, Health
               Facilities Authority
               Revenue Refunding,
               (Wuesthoff Memorial
               Hospital), (MBIA
               Insured),
               6.250% 04/01/06.....   Aaa      AAA       1,118,020
 1,000,000   Broward County,
               Florida, Gas Tax
               Revenue,
               6.400% 09/01/03.....   A1       AA-       1,080,420
             Broward County,
               Florida, GO,
               Series C:
 2,000,000   5.600% 01/01/01.......   Aa2      AA        2,089,740
 3,000,000   6.200% 01/01/07.......   Aa       AA        3,237,540
 2,000,000   Broward County,
               Florida, School
               District Revenue
               Refunding, GO,
               6.000% 02/15/07.....   A1       AA-       2,147,440
 2,000,000   Broward County,
               Florida, Solid Waste
               Revenue, (MBIA
               Insured),
               5.500% 07/01/04.....   Aaa      AAA       2,122,380
 1,000,000   Citrus County,
               Florida, PCR
               Refunding, Crystal
               River, (Florida
               Power Corporation),
               Series B,
               6.350% 02/01/22.....   Aa3      A+        1,065,020
 3,000,000   Clearwater, Florida,
               Water and Sewer
               Authority Revenue,
               (AMBAC Insured),
               5.000% 12/01/02.....   Aaa      AAA       3,104,670
 1,000,000   Collier County,
               Florida, Water and
               Sewer District
               Revenue, (FGIC
               Insured),
               6.375% 07/01/10.....   Aaa      AAA       1,090,580


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,000,000   Dade County, Florida,
               Aviation Facility
               Revenue, Series B,
               AMT, (AMBAC
               Insured),
               6.300% 10/01/05.....   Aaa      AAA     $ 1,119,130
 1,650,000   Dade County, Florida,
               School District
               Revenue Refunding,
               (AMBAC Insured),
               5.000% 07/15/01.....   Aaa      AAA       1,699,219
 3,000,000   Dade County, Florida,
               Water and Sewer
               Systems Revenue,
               (FGIC Insured),
               5.000% 10/01/00.....   Aaa      AAA       3,079,830
             Delray Beach, Florida,
               Water and Sewer
               Authority Revenue
               Refunding, Series A,
               (AMBAC Insured):
 2,000,000   5.000% 10/01/02.......   Aaa      AAA       2,067,880
 1,000,000   5.000% 10/01/03.......   Aaa      AAA       1,035,620
             Dunes, Florida,
               Community
               Development District
               Revenue,
               (Intercoastal Water
               Way Bridge):
 1,565,000   5.300% 10/01/03.......   NR       BBB       1,607,850
 1,900,000   5.400% 10/01/04.......   NR       BBB       1,960,287
 1,935,000   Duval County, Florida,
               Housing Finance
               Authority, Multi-
               family Mortgage
               Revenue Refunding,
               (The Cove Project),
               6.100% 10/01/02.....   NR       AAA       2,013,445
 3,600,000   Escambia County,
               Florida, PCR,
               (Champion
               International
               Corporation
               Project), AMT,
               6.400% 09/01/30.....   Baa1     NR        3,873,852
 1,700,000   Escambia County,
               Florida, Utilities
               Authority Systems
               Revenue, (FGIC
               Insured),
               5.625% 01/01/21.....   Aaa      AAA       1,722,474
 1,000,000   Florida Ports
               Financing Community
               Revenue, State
               Transportation Trust
               Fund, (MBIA
               Insured),
               5.375% 06/01/16.....   Aaa      AAA         988,890

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Florida State Board of
               Education, GO,
               Capital Outlay,
               Public Education:
               Refunding,
$1,450,000   5.500% 06/01/01.......   Aa2      AA+     $ 1,516,410
 1,000,000   Refunding, Series A,
               5.000% 06/01/08.....   Aa       AA        1,028,270
 1,500,000   Unrefunded Balance,
               7.250% 06/01/23.....   Aa       AA        1,634,415
 1,000,000   Unrefunded Balance,
               Series C,
               6.500% 06/01/11.....   Aaa      AA+       1,102,980
 4,000,000   Unrefunded Balance,
               Series D,
               5.200% 06/01/11.....   Aa2      AA+       4,033,320
 3,030,000   Florida State Board of
               Regents, University
               System Improvement
               Revenue, Series A,
               5.000% 07/01/16.....   Aa3      AA-       2,940,070
 1,500,000   Florida State
               Department of
               Transportation,
               (Right-of-Way
               Bridge), GO,
               5.375% 07/01/26.....   Aa2      AA+       1,485,765
 1,000,000   Florida State Division
               Bond, Financial
               Department of
               General Services
               Revenue, Pool
               Facilities
               Management, (AMBAC
               Insured),
               4.800% 09/01/01.....   Aaa      AAA       1,023,260
             Florida State Division
               Bond, Financial
               Department of
               General Service
               Revenue,
               Preservation
               Authority: (AMBAC
               Insured):
 2,000,000   6.200% 07/01/00.......   Aaa      AAA       2,109,720
 3,000,000   6.250% 07/01/01.......   Aaa      AAA       3,215,550
             (MBIA Insured):
 2,000,000   5.800% 07/01/01.......   Aaa      AAA       2,112,740
 1,000,000   6.250% 07/01/06.......   Aaa      AAA       1,080,810
             Florida State Housing
               Finance Agency,
               Refunding:
 4,000,000   Multi-family Housing,
               (Altamonte Project),
               Series C,
               7.000% 12/01/24.....   NR       BBB+      4,402,040
 1,000,000   Multi-family Housing
               Revenue, (Andover
               Project), Series E,
               6.350% 05/01/26.....   NR       BBB+      1,059,230

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             (The Vinyards
               Project), Series H:
$1,415,000   5.875% 11/01/05.......   NR       BBB+    $ 1,451,974
 1,000,000   6.400% 11/01/15.......   NR       BBB+      1,030,640
 1,305,000   Florida State
               Jacksonville
               Transportation
               Authority, GO,
               Refunding,
               6.000% 07/01/05.....   Aa2      AA+       1,438,997
 2,500,000   Florida State Turnpike
               Authority Revenue,
               Series A,
               (AMBAC Insured),
               7.000% 07/01/04.....   Aaa      AAA       2,768,500
 1,000,000   Fort Lauderdale,
               Florida, Water and
               Sewer Authority
               Revenue,
               5.500% 09/01/01.....   NR       AAA       1,048,700
 1,000,000   Gainesville, Florida,
               Utilities Systems
               Revenue, Series A,
               5.750% 10/01/07.....   Aa       AA        1,098,950
 1,375,000   Hialeah, Florida,
               Capital Improvement
               Revenue,
               5.500% 10/01/18.....   Baa1     NR        1,354,801
 1,000,000   Hillsborough County,
               Florida, Aviation
               Authority Revenue
               Refunding, (Tampa
               International
               Airport Project),
               Series A, (AMBAC
               Insured),
               5.900% 10/01/06.....   Aaa      AAA       1,062,520
 1,000,000   Hillsborough County,
               Florida, Capital
               Improvement Program,
               Revenue Refunding,
               (County Center
               Project), Series B,
               (MBIA Insured),
               5.000% 07/01/11.....   Aaa      AAA       1,001,570
 2,640,000   Hillsborough County,
               Florida,
               Environmentally
               Sensitive Lands,
               (AMBAC Insured),
               6.250% 07/01/06.....   Aaa      AAA       2,871,106
 2,000,000   Hillsborough County,
               Florida, Utility
               Revenue Refunding,
               Capital
               Appreciation, Series
               A, (MBIA-IBC
               Insured),
               7.050% 08/01/99+....   Aaa      AAA       1,857,040
 1,000,000   Hollywood, Florida,
               Water and Sewer
               Revenue, (FGIC
               Insured),
               6.200% 10/01/01.....   Aaa      AAA       1,073,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Indian River County,
               Florida, School
               District, (FSA
               Insured):
$1,500,000   5.000% 04/01/03.......   Aaa      AAA     $ 1,550,970
 1,800,000   5.000% 04/01/04.......   Aaa      AAA       1,861,524
 1,750,000   5.100% 04/01/05.......   Aaa      AAA       1,818,495
 1,000,000   Indian River County,
               Florida, Water and
               Sewer Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.200% 09/01/05.....   Aaa      AAA       1,043,460
             Jacksonville, Florida,
               Electric Authority
               Revenue Refunding:
               4th Series, St.
               John's River
               Authority:
 1,000,000   Series 6B,
               6.650% 10/01/02.....   Aa1      AA        1,080,510
 2,000,000   Series 6C,
               6.400% 10/01/00.....   Aa1      AA        2,129,880
 2,000,000   Series 10,
               4.600% 10/01/00.....   Aa1      AA        2,029,120
 1,000,000   Electric Systems,
               Series 3A,
               5.200% 10/01/02.....   Aa1      AA        1,041,040
 1,000,000   Jacksonville, Florida,
               Excise Tax Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.000% 10/01/09.....   Aaa      AAA       1,023,590
             Jacksonville, Florida,
               Health Facilities
               Authority, Hospital
               Revenue:
 1,000,000   (Daughters of
               Charity), Series A,
               5.000% 11/15/15.....   Aa2      AA          963,010
 1,375,000   (St. Lukes Hospital
               Association
               Project),
               6.750% 11/15/02.....   NR       AA+       1,518,577
 4,200,000   Series B,
               5.400% 08/15/18.....   Aa2      AA+       4,158,252
 1,000,000   Jacksonville Beach,
               Florida, Utilities
               Revenue,
               (MBIA Insured),
               6.500% 10/01/12.....   Aaa      AAA       1,102,430
 1,000,000   Lake Worth, Florida,
               Water and
               Electricity Revenue
               Refunding, Series A,
               (AMBAC Insured),
               4.700% 10/01/00.....   Aaa      AAA       1,017,640
 2,000,000   Lakeland, Florida,
               Water and
               Electricity Revenue
               Refunding,
               5.625% 10/01/04.....   Aa       AA-       2,146,280


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,000,000   Leon County, Florida,
               School District
               Revenue Refunding,
               GO,
               6.200% 07/01/04.....   A1       A+      $ 1,063,580
 2,000,000   Miami, Florida, GO,
               (FGIC Insured),
               5.600% 12/01/03.....   Aaa      AAA       2,130,540
 1,500,000   Miami Beach, Florida,
               GO, (FGIC Insured),
               5.300% 09/01/03.....   Aaa      AAA       1,573,605
 1,000,000   Naples, Florida, Water
               and Sewer Revenue
               Refunding, (FGIC
               Insured),
               6.400% 09/01/07.....   Aaa      AAA       1,096,240
 3,000,000   North Broward,
               Florida, Hospital
               Revenue, (MBIA
               Insured),
               6.250% 01/01/06.....   Aaa      AAA       3,279,900
             Orange County,
               Florida, Health
               Facilities Authority
               Revenue Refunding:
 1,375,000   (Lakeside Alternatives
               Inc.),
               6.250% 07/01/05.....   NR       BBB       1,457,032
             (Orlando Regional
               Medical Center
               Hospital), (MBIA
               Insured):
 3,000,000   4.400% 10/01/02.......   Aaa      AAA       3,015,510
 2,000,000   5.400% 11/01/02.......   Aaa      AAA       2,101,340
 2,000,000   6.250% 10/01/16.......   Aaa      AAA       2,264,640
 2,000,000   Orange County,
               Florida, Housing
               Finance Authority,
               Single-family
               Mortgage Revenue,
               Series A,
               (GNMA/FNMA
               Collateral),
               5.900% 09/01/19.....   NR       AAA       2,044,920
 2,000,000   Orlando, Florida,
               Greater Orlando
               Aviation Authority,
               Airport Facilities
               Revenue Refunding:
 2,000,000   Series B, (FGIC
               Insured),
               6.200% 10/01/03.....   Aaa      AAA       2,199,180
             Series D, (AMBAC
               Insured):
 3,200,000   5.450% 10/01/01.......   Aaa      AAA       3,348,352
 2,000,000   5.600% 10/01/02.......   Aaa      AAA       2,117,760
             Orlando, Florida,
               Utilities
               Commission, Water
               and Electricity
               Revenue Refunding:
 3,000,000   5.600% 10/01/03.......   Aa1      AA        3,201,150
 2,000,000   Series B,
               5.400% 10/01/08.....   Aa       AA-       2,091,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Orlando and Orange
               County, Florida,
               Expressway Authority
               Revenue Refunding:
$2,000,000   Junior Lien, (FGIC
               Insured),
               6.500% 07/01/10.....   Aaa      AAA     $ 2,317,140
 3,000,000   Senior Lien, (AMBAC
               Insured),
               5.000% 07/01/03.....   Aaa      AAA       3,105,840
             Palm Beach County,
               Florida, GO:
 1,750,000   6.875% 12/01/03.......   Aa2      AA        1,995,857
 1,300,000   7.000% 12/01/04.......   Aa       AA        1,509,261
 1,250,000   6.600% 10/01/11.......   NR       NR        1,377,725
 1,000,000   Palm Beach County,
               Florida, Health
               Facilities Authority
               Revenue,
               (Good Samaritan
               Health Systems),
               6.100% 10/01/05.....   NR       A+        1,084,330
 1,000,000   Palm Beach County,
               Florida, Housing
               Finance Authority,
               Series A,
               6.300% 10/01/12.....   Aaa      NR        1,049,930
 2,000,000   Palm Beach County,
               Florida, School
               District Revenue
               Refunding, GO,
               (AMBAC Insured),
               6.000% 08/01/06.....   Aaa      AAA       2,144,160
 2,000,000   Palm Beach County,
               Florida, Stadium
               Facilities Revenue,
               (MBIA Insured),
               5.250% 12/01/16.....   Aaa      AAA       1,985,520
 1,250,000   Pembroke Pines,
               Florida, Utility
               Systems Revenue,
               (FGIC Insured),
               6.250% 09/01/07.....   Aaa      AAA       1,350,625
 1,400,000   Pinellas County,
               Florida, Health
               Facilities Authority
               Revenue, (Morton
               Plant Health Systems
               Project), (MBIA
               Insured),
               4.900% 11/15/02.....   Aaa      AAA       1,437,548
 1,000,000   Pinellas County,
               Florida, PCR,
               (Anclote & Barton
               Power Plants Florida
               Power Corporation),
               7.200% 12/01/14.....   Aa3      A+        1,092,330


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Pinellas County,
               Florida, Resource
               Recovery Revenue
               Refunding, Series A,
               (MBIA Insured):
$2,000,000   6.600% 10/01/00.......   Aaa      AAA     $ 2,142,840
 2,500,000   6.800% 10/01/02.......   Aaa      AAA       2,712,775
 2,000,000   Putnam County,
               Florida, Development
               Authority, PCR,
               (Seminole Electric
               Cooperative, Inc.
               Project), Series H3,
               3.700% 03/15/14++...   A1+      AA-       2,000,220
             Reedy Creek, Florida,
               Improvement District
               Revenue, Series A:
 1,000,000   5.800% 06/01/00.......   A1       A+        1,042,760
 2,700,000   6.400% 06/01/07.......   A1       A+        2,895,426
             St. John's County,
               Florida, Industrial
               Development
               Authority, Hospital
               Revenue,
               (Flagler Hospital
               Project):
   850,000   5.700% 08/01/02.......   A        BBB+        885,955
   945,000   6.000% 08/01/08.......   A        BBB+        976,969
             St. Lucie County,
               Florida, School
               District Revenue,
               GO:
 2,000,000   (AMBAC Insured),
               6.000% 07/01/03.....   Aaa      AAA       2,171,500
 1,000,000   (FGIC Insured),
               5.875% 02/01/07.....   Aaa      AAA       1,099,010
 2,000,000   St. Petersburg,
               Florida, Utility Tax
               Refunding Revenue,
               (AMBAC Insured),
               6.000% 06/01/05.....   Aaa      AAA       2,160,960
 1,000,000   Sarasota, Florida,
               Water and Sewer
               Utility Revenue
               Refunding,
               (FGIC Insured),
               6.000% 10/01/02.....   Aaa      AAA       1,078,590
 1,200,000   Sarasota County,
               Florida, GO, (FGIC
               Insured),
               6.100% 10/01/02.....   Aaa      AAA       1,299,672
 1,650,000   Sarasota County,
               Florida, Public
               Hospital Board
               Revenue, (Sarasota
               Memorial Hospital
               Project), Series B,
               (MBIA Insured),
               5.000% 10/01/07.....   Aaa      NR        1,698,444
 2,100,000   Seminole County,
               Florida, School
               District Revenue,
               GO, (MBIA Insured),
               5.900% 08/01/02.....   Aaa      AAA       2,250,843

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,230,000   South Broward,
               Florida, Hospital
               District Revenue
               Refunding, (AMBAC
               Insured),
               4.650% 05/01/00.....   Aaa      AAA    $  1,246,999
             Tallahassee, Florida,
               Health Facilities
               Revenue Refunding,
               Memorial Regional
               Medical Center,
               Inc., (MBIA
               Insured):
 1,000,000   Series A,
               5.750% 12/01/04.....   Aaa      AAA       1,077,230
 1,000,000   Series B,
               5.750% 12/01/04.....   Aaa      AAA       1,077,230
 3,170,000   Tampa, Florida, Sports
               Authority Revenue,
               (Stadium Project),
               (MBIA Insured),
               6.000% 01/01/07.....   Aaa      AAA       3,501,106
 1,000,000   Tampa, Florida, Water
               and Sewer Revenue,
               Series A, (FGIC
               Insured),
               5.000% 10/01/02.....   Aaa      AAA       1,033,940
 1,025,000   Venice, Florida,
               Health Facilities
               Revenue, (Venice
               Hospital, Inc.
               Project),
               5.300% 12/01/02.....   A        NR        1,074,610
                                                      ------------
                                                       203,729,537
                                                      ------------
             PUERTO RICO -- 1.3%
 1,650,000   Puerto Rico
               Industrial, Medical
               and Environmental
               Agency, Pollution
               Control Facilities,
               Finance Authority
               Revenue, Higher
               Education, (Catholic
               University Project),
               Series A,
               5.600% 12/01/07.....   NR       BBB-      1,694,138
 1,000,000   Puerto Rico
               Industrial, Tourist,
               Educational, Medical
               and Environmental
               Control Facilities
               Financing Authority,
               (Ryder Memorial
               Hospital Project),
               Series A,
               6.600% 05/01/14.....   NR       BBB       1,066,670
                                                      ------------
                                                         2,760,808
                                                      ------------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $196,151,218)..........           206,490,345
                                                      ============

                                                         VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUND -- 0.5%
  (Cost $1,147,000)
 1,147,000   AIM Tax-Exempt Fund........              $  1,147,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $197,298,218*)..................   98.6%       207,637,345
OTHER ASSETS AND
  LIABILITIES (NET).....................    1.4          2,875,314
                                          -----       ------------
NET ASSETS..............................  100.0%      $210,512,659
                                          =====       ============

---------------
 * Aggregate cost for Federal tax purposes.
 + Zero coupon security. The rate shown reflects the yield to maturity. ++ Variable rate note. The interest shown reflects the rate in effect at
   September 30, 1997.

ABBREVIATIONS:

AMBAC    American Municipal Bond Assurance Corporation
AMT      Alternative Minimum Tax
FGIC     Federal Guaranty Insurance Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GNMA     Government National Mortgage Association
GO       General Obligation
IBC      Insured Bond Certificate
MBIA     Municipal Bond Investors Assurance
NR       Not Rated
PCR      Pollution Control Revenue

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

AMBAC    20.2%
MBIA     20.0%
FGIC     11.5%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue                   15.6%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.6%
             FLORIDA -- 92.2%
             Alachua County,
               Florida, Health
               Facilities Authority,
               Revenue Refunding:
$1,000,000   (Santa Fe Healthcare
               Facilities Project),
               ETM,
               6.000% 11/15/09......   Baa1     AAA    $ 1,069,260
 1,000,000   (Shands Teaching
               Hospitals and Clinics
               Inc. Project), Series
               A, (MBIA Insured),
               5.000% 12/01/04......   Aaa      AAA      1,034,000
1,000,000..  Alachua County,
             Florida, Public
               Improvement Revenue
               Refunding, (FSA
               Insured),
               5.000% 08/01/14......   Aaa      AAA        983,180
1,000,000..  Canaveral, Florida,
             Port Authority Revenue
               Refunding, Port
               Improvement, Series
               B, (FGIC Insured),
               5.700% 06/01/13......   Aaa      AAA      1,042,300
1,000,000..  Citrus County, Florida,
               PCR Refunding,
               Crystal River,
               (Florida Power
               Corporation),
               Series B,
               6.350% 02/01/22......   Aa3      A+       1,065,020
1,000,000..  Dade County, Florida,
               Health Facilities
               Authority, Hospital
               Revenue Refunding,
               (Baptist Hospital,
               Miami Project),
               Series A, (MBIA
               Insured),
               5.250% 05/15/21......   Aaa      AAA        968,380
1,000,000..  Dade County, Florida,
               School District
               Revenue Refunding,
               GO, Series A, (MBIA
               Insured),
               6.125% 06/01/14......   Aaa      AAA      1,079,520
1,500,000..  Dade County, Florida,
               Water and Sewer
               System Revenue
               Refunding, (FGIC
               Insured),
               5.000% 10/01/13......   Aaa      AAA      1,478,880
             Escambia County,
               Florida, PCR,
               (Champion
               International
               Corporation Project),
               AMT:
1,000,000..  6.900% 08/01/22........   Baa1     BBB      1,106,170
1,000,000..  6.400% 09/01/30........   Baa1     NR       1,076,070



PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Florida State Board of
               Education, GO,
               Capital Outlay,
               Public Education:
$1,000,000.. Refunding, Series A,
               5.000% 06/01/08......   Aa       AA     $ 1,028,270
 1,000,000   Refunding, Series D,
               5.125% 06/01/18......   Aa       AA         967,130
 1,000,000   Unrefunded Balance,
               Series A,
               7.250% 06/01/23......   Aa       AA       1,089,610
 1,000,000   Florida State
               Department of
               Transportation, Fuel
               Sales Tax Revenue,
               (Right-of-Way
               Bridge), GO,
               5.375% 07/01/26......   Aa2      AA+        990,510
             Florida State Housing
               Finance Agency,
               Refunding:
 1,000,000   Multi-family Housing,
               (Altamonte Project),
               Series C,
               7.000% 12/01/24......   NR       BBB+     1,100,510
   845,000   Single-family Mortgage,
               Series B, AMT,
               (GNMA/FNMA
               Collateral),
               6.550% 07/01/17......   Aaa      AAA        888,517
   500,000   (The Vinyards Project),
               Series H,
               6.500% 11/01/25......   NR       BBB+       517,150
             Florida State
               Jacksonville
               Transportation
               Authority, GO,
               Refunding:
 1,000,000   6.000% 07/01/05........   Aa2      AA+      1,102,680
 1,000,000   5.000% 07/01/19........   Aa2      AA+        958,960
 1,000,000   Florida State Municipal
               Power Agency Revenue,
               (Stanton II Project),
               Pre-refunded, (AMBAC
               Insured),
               6.500% 10/01/20......   Aaa      AAA      1,117,130
 1,000,000   Hillsborough County,
               Florida, Industrial
               Development
               Authority, PCR,
               (Tampa Electric
               Company Project),
               8.000% 05/01/22......   Aa3      AA       1,158,000
 1,000,000   Hillsborough County,
               Florida, Utility
               Refunding Revenue,
               (MBIA Insured),
               5.500% 08/01/12......   Aaa      AAA      1,021,030

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
             Jacksonville, Florida,
               Health Facilities
               Authority, Hospital
               Revenue:
$1,500,000   (Daughters Of Charity),
               Series A,
               5.000% 11/15/15......   Aa2      AA     $ 1,444,515
 1,000,000   Series B,
               5.250% 08/15/27......   Aa2      AA+        964,890
   750,000   Jacksonville, Florida,
               PCR Refunding,
               (Anheuser-Busch
               Companies Project),
               5.700% 08/01/31......   A1       AA-        765,128
 1,000,000   Martin County, Florida,
               Industrial
               Development Authority
               Revenue, (Indiantown
               Cogeneration
               Project),
               Series A, AMT,
               7.875% 12/15/25......   Baa3     BBB-     1,157,850
 1,000,000   North Broward, Florida,
               Hospital Revenue,
               (MBIA Insured),
               6.250% 01/01/06......   Aaa      AAA      1,093,300
 1,000,000   Orange County, Florida,
               Health Facilities
               Authority Revenue
               Refunding, (Orlando
               Regional Medical
               Center Hospital),
               Series B, (MBIA
               Insured),
               5.000% 10/01/10......   Aaa      AAA      1,002,610
 1,000,000   Orange County, Florida,
               Sales Tax Revenue,
               Series B,
               5.375% 01/01/24......   A1       A+         984,020
 1,000,000   Orange County, Florida,
               Tourist Development
               Tax Revenue, Series
               B, (MBIA Insured),
               6.000% 10/01/14......   Aaa      AAA      1,073,280
 1,000,000   Osceola County,
               Florida, Health
               Facilities Authority
               Revenue Refunding,
               Lutheran Good
               Samaritan Society,
               (AMBAC Insured),
               6.000% 05/01/10......   Aaa      AAA      1,075,540
 1,500,000   Palm Beach County,
               Florida, Health
               Facilities Authority
               Revenue, (Good
               Samaritans Health
               System),
               6.200% 10/01/11......   NR       A+       1,582,125


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             FLORIDA -- (CONTINUED)
$1,000,000   Palm Beach County,
               Florida, Housing
               Finance Authority,
               Single-family
               Mortgage Purchase
               Revenue, Series A,
               (GNMA/FNMA
               Collateral),
               6.500% 10/01/21......   Aaa      NR     $ 1,057,230
 1,000,000   Polk County, Florida,
               Industrial
               Development
               Authority, Solid
               Waste Disposal
               Facilities Revenue,
               (Tampa Electric
               Company Project),
               5.850% 12/01/30......   Aa2      AA       1,023,880
   950,000   Putnam County, Florida,
               Development
               Authority, PCR,
               (Seminole Electric
               Cooperative, Inc.
               Project), Series H4,
               3.700% 03/15/14+.....   A1+      AA         950,105
 2,000,000   South Broward, Florida,
               Hospital District
               Revenue Refunding,
               (FSA Insured),
               5.500% 05/01/28......   Aaa      AAA      1,973,660
 1,000,000   Tampa, Florida, Sports
               Authority Revenue,
               (Stadium Project),
               (MBIA Insured),
               5.125% 01/01/12......   Aaa      AAA        998,420
             Venice, Florida, Health
               Facilities Revenue
               Refunding, (Venice
               Hospital Inc.
               Project):
   900,000   5.600% 12/01/05........   A        NR         972,189
 1,000,000   5.700% 12/01/06........   A        NR       1,085,770
 1,000,000   Volusia County,
               Florida, Educational
               Facilities Authority
               Revenue, Series A,
               6.125% 10/15/26......   Baa      NR       1,041,930
                                                       -----------
                                                        43,088,719
                                                       -----------
             PUERTO RICO -- 4.4%
 1,000,000   Puerto Rico, Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio
               I), AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               6.250% 04/01/29......   Aaa      AAA      1,037,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PUERTO RICO -- (CONTINUED)
$1,000,000   Puerto Rico Municipal
               Finance Agency,
               Series B,
               5.000% 07/01/99......     Baa1   A-     $ 1,017,550
                                                       -----------
                                                         2,055,250
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $42,721,096)............           45,143,969
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUND -- 1.6%
  (Cost $754,000)
   754,000 AIM Tax-Exempt Fund...........              $   754,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $43,475,096*)....................   98.2%       45,897,969
OTHER ASSETS AND
  LIABILITIES (NET)......................    1.8           818,701
                                           -----       -----------
NET ASSETS...............................  100.0%      $46,716,670
                                           =====       ===========

---------------
* Aggregate cost for Federal tax purposes.
+ Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1997.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
ETM       Escrow to Maturity
FGIC      Federal Guaranty Insurance Corporation
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

MBIA      17.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.0%
             GEORGIA -- 97.3%
$1,000,000   Alpharetta, Georgia,
               GO,
               6.00% 05/01/03......   Aa       AA-    $  1,083,580
             Atlanta, Georgia,
               Airport Facilities
               Revenue:
               Refunding, (AMBAC
               Insured):
 1,000,000   5.000% 01/01/03.......   Aaa      AAA       1,031,110
 1,000,000   6.000% 01/01/03.......   Aaa      AAA       1,078,610
 8,000,000   Unrefunded Balance,
               (MBIA Insured),
             7.250% 01/01/10+......   Aaa      AAA       4,134,640
 1,000,000   Atlanta, Georgia,
               Downtown Development
               Authority Revenue
               Refunding,
               (Underground Atlanta
               Project),
               6.250% 10/01/12.....   Aa       AA        1,078,190
   750,000   Atlanta, Georgia, GO,
               Series A,
               6.100% 12/01/19.....   Aa3      AA          802,057
 1,000,000   Atlanta and Fulton
               Counties, Georgia,
               Recreation Authority
               Revenue
               Refunding, (Atlanta
               Zoo Project),
               5.850% 12/01/00.....   Aa       AA        1,051,150
 3,000,000   Baldwin County,
               Georgia, School
               District, GO,
               4.50% 01/01/03......   NR       AA-       3,026,370
 3,000,000   Bibb County, Georgia,
               GO,
               5.50% 01/01/08......   A1       AA        3,138,330
             Burke County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe
               Power Corporation):
             Series B:
 1,000,000   4.350% 01/01/01.......   A1       A+        1,001,320
 1,000,000   4.700% 01/01/04.......   A3       A         1,005,850
   830,000   (MBIA Insured),
             7.700% 01/01/06.......   Aaa      AAA         980,396
 2,000,000   Cartersville, Georgia,
               Development
               Authority Revenue
               Refunding,
               (Anheuser-Busch),
               5.625% 05/01/09.....   A1       A+        2,098,060
 1,000,000   Chatham County,
               Georgia, School
               District, GO,
               5.800% 08/01/04.....   A1       AA        1,065,050

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
             Cherokee County,
               Georgia, School
               System Revenue, GO:
$1,000,000   5.900% 06/01/02.......   A1       NR     $  1,067,410
 1,000,000   (AMBAC Insured),
               5.875% 02/01/09.....   Aaa      AAA       1,096,740
   875,000   Cherokee County,
               Georgia, Water and
               Sewer Authority,
               Revenue Refunding
               and Improvement,
               (MBIA Insured),
               5.300% 08/01/09.....   Aaa      AAA         917,324
             Clark County, Georgia,
               Hospital Authority
               Revenue:
 1,000,000   (Regional Medical
               Center Project),
               (MBIA Insured),
               5.750% 01/01/08.....   Aaa      AAA       1,061,300
 1,000,000   (Southern Regional
               Medical Center
               Project), (MBIA
               Insured),
               6.700% 08/01/02.....   Aaa      AAA       1,101,330
 1,000,000   Clarke County,
               Georgia, School
               District Refunding,
               GO, (FGIC Insured),
               5.100% 07/01/04.....   Aaa      AAA       1,040,440
 1,000,000   Clayton County,
               Georgia, Water and
               Sewer Authority
               Revenue, (MBIA
               Insured),
               5.400% 05/01/07.....   Aaa      AAA       1,050,050
 1,000,000   Cobb County, Georgia,
               Detention Buildings
               and Facilities, GO,
               5.300% 01/01/08.....   Aaa      AA+       1,039,550
             Cobb County, Georgia,
               Kennestone Hospital
               Authority Revenue,
               Series A:
 1,200,000   5.600% 04/01/05.......   Aa2      AA        1,271,892
 1,000,000   5.700% 04/01/06.......   Aa       AA        1,061,840
             Cobb County, Georgia,
               School District, GO:
 2,000,000   4.800% 02/01/04.......   Aa1      AA        2,043,700
 2,000,000   Series B,
               6.150% 02/01/03.....   Aa1      AA        2,174,620
             Cobb County, Georgia,
               Water and Sewer
               Authority Revenue,
               Refunding, Series A:
   725,000   4.600% 07/01/00.......   Aa1      AA          735,056
 1,000,000   5.400% 07/01/08.......   Aa1      AA        1,047,750
 2,000,000   Cobb County and
               Marietta, Georgia,
               Water Authority
               Revenue Refunding,
               5.000% 11/01/03.....   Aa       AA-       2,073,120

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
             Columbus, Georgia,
               Water and Sewer
               Authority Revenue
               Refunding:
$1,000,000   5.100% 05/01/03.......   A3       A+      $ 1,033,300
 2,250,000   Series 1992, (FGIC
               Insured),
               6.000% 05/01/03.....   Aaa      AAA       2,435,737
 1,000,000   Dalton, Georgia,
               Building Authority
               Revenue,
               5.000% 07/01/02.....   A1       NR        1,030,170
             Dalton, Georgia,
               Multiple Utility
               Revenue Refunding,
               (MBIA Insured):
 2,000,000   4.450% 01/01/03.......   Aaa      AAA       2,010,860
 5,000,000   6.000% 01/01/06.......   Aaa      AAA       5,497,400
             DeKalb County,
               Georgia, School
               District, GO:
1,000,000..  5.000% 07/01/03.......   Aa       AA        1,034,760
 1,000,000   Series A,
               4.250% 07/01/99.....   Aa       AA        1,005,150
   775,000   DeKalb County,
               Georgia, Water and
               Sewer Revenue,
               7.000% 10/01/06.....   Aa       AA          790,570
 1,000,000   Downtown Savannah
               Authority, Georgia,
               (Chatham County
               Projects), Series A,
               5.000% 01/01/11.....   Aa       AA          997,050
             Fayette County,
               Georgia, School
               District, GO:
               Series 1992:
 1,000,000   5.200% 03/01/00.......   Aa       A+        1,025,750
1,000,000..  (FGIC Insured),
               6.100% 03/01/03.....   Aaa      AAA       1,085,650
   500,000   Series 1994,
               5.500% 03/01/03.....   Aa       A+          528,220
   750,000   Forsyth County,
               Georgia, School
               District, GO,
               6.400% 07/01/05.....   A1       A+          842,857
             Fulco, Georgia,
               Hospital Authority
               Revenue, Revenue
               Anticipation
               Certificates:
               Georgia Baptist
               Healthcare, Series
               A:
 1,500,000   5.800% 09/01/01.......   Baa1     NR        1,570,170
 1,000,000   6.000% 09/01/03.......   Baa1     NR        1,087,580
             St. Joseph's Hospital:
 2,000,000   4.900% 10/01/03.......   A        A         2,035,360
 1,000,000   5.500% 10/01/14.......   A3       A         1,003,520


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
             Fulton and DeKalb
               Counties, Georgia,
               Hospital Authority,
               Revenue Refunding:
               (Grady Memorial
               Hospital Project),
               (MBIA Insured):
$1,000,000   5.250% 01/01/04.......   Aaa      AAA     $ 1,041,520
   800,000   5.500% 01/01/08.......   Aaa      AAA         836,888
 1,000,000   Series A, (AMBAC
               Insured),
               6.950% 01/01/01.....   Aaa      AAA       1,079,580
             Fulton County,
               Georgia, Building
               Authority Revenue
               Refunding:
 1,025,000   (County Government and
               Health Facilities
               Project), Series A,
               5.700% 01/01/04.....   Aaa      AAA       1,095,920
 1,000,000   (Judicial Center
               Facilities Project),
               5.700% 01/01/00.....   Aa       AA        1,035,330
 1,000,000   Fulton County,
               Georgia, Hospital
               Authority Revenue
               Refunding, Revenue
               Anticipation
               Certificates,
               (Northside Hospital
               Project), Series A,
               (MBIA Insured),
               6.000% 10/01/01.....   Aaa      AAA       1,065,690
             Fulton County,
               Georgia, School
               District, GO:
   500,000   7.500% 01/01/01.......   Aa3      AA          549,870
 1,000,000   7.500% 01/01/02.......   Aa3      AA        1,123,690
 1,500,000   6.250% 05/01/04.......   Aa       AA        1,656,210
 1,300,000   Fulton County,
               Georgia, Water and
               Sewer Authority
               Revenue
               Refunding, (FGIC
               Insured),
               5.100% 01/01/98.....   Aaa      AAA       1,304,290
 1,000,000   George L. Smith II,
               Georgia, World
               Congress Center
               Authority,
               Recreational
               Revenue, (Domed
               Stadium Project),
               7.875% 07/01/20.....   Aa3      AA-       1,094,760
             Georgia State, GO:
               Series A:
   695,000   7.700% 02/01/00.......   Aaa      AAA         750,544
 1,500,000   6.250% 03/01/06.......   Aaa      AA+       1,684,455
 1,200,000   Series B,
               6.000% 03/01/04.....   Aaa      AAA       1,307,712
 2,750,000   Series C,
               6.500% 07/01/05.....   Aaa      AA+       3,119,848
 1,500,000   Series D,
               6.800% 08/01/99.....   Aaa      AA+       1,575,930
   500,000   Refunding, Series E,
               5.500% 07/01/03.....   Aaa      AAA         530,780

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$1,000,000   Georgia State, Housing
               and Finance
               Authority Revenue,
               (Homeownership
               Opportunity
               Program),
               (FHA/VA/Collateral),
               Series B,
               6.600% 06/01/25.....   Aa       AA+    $  1,054,160
 1,500,000   Georgia State,
               Municipal Gas
               Authority, Gas Tax
               Revenue, (Southern
               Storage Gas
               Project),
               6.000% 07/01/04.....   NR       A-        1,624,215
             Georgia State Tollway
               Authority Revenue,
               (Georgia 400
               Project):
 2,000,000   6.375% 07/01/02.......   Aaa      AA+       2,181,460
 1,000,000   6.400% 07/01/03.......   Aaa      AAA       1,089,760
             Griffin-Spalding
               County, Georgia,
               School System, GO,
               (FSA Insured):
 1,000,000   5.250% 02/01/10.......   Aaa      AAA       1,013,850
 2,000,000   5.600% 02/01/21.......   Aaa      AAA       2,015,400
             Gwinnett County,
               Georgia, School
               District, GO:
   500,000   4.500% 02/01/01.......   Aa1      AA+         505,065
 1,000,000   5.250% 02/01/08.......   Aa1      AA+       1,027,530
 1,400,000   5.375% 02/01/09.......   Aa1      AA+       1,438,724
 1,000,000   Refunding, Series B,
               6.000% 02/01/01.....   Aa1      AA        1,056,380
             Gwinnett County,
               Georgia, Water &
               Sewer Authority,
               Water Revenue
               Refunding:
   765,000   4.600% 08/01/00.......   Aaa      AAA         775,924
   925,000   8.400% 08/01/01.......   NR       AA+       1,060,115
             Hall County, Georgia,
               School District, GO:
 2,000,000   (AMBAC Insured),
               6.700% 12/01/14.....   Aaa      AAA       2,261,720
 1,000,000   Refunding, Series B,
               6.300% 12/01/05.....   A        NR        1,118,220
 1,000,000   Henry City and County,
               Georgia, Water and
               Sewer Authority
               Revenue Refunding,
               Series A,
               5.000% 02/01/07.....   A        NR        1,019,740
             Henry County, Georgia,
               School District, GO:
 1,000,000   Series A,
               5.700% 08/01/02.....   A1       A+        1,061,820
             Series B:
 1,000,000   5.300% 08/01/99.......   A1       A+        1,023,630
 1,000,000   5.600% 08/01/01.......   A1       A+        1,050,150
PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$2,000,000   Houston County,
               Georgia, School
               District, GO, (MBIA
               Insured),
               5.500% 03/01/16.....   Aaa      AAA    $  2,012,920
 1,000,000   La Grange, Georgia,
               Water and Sewer
               Revenue,
               7.375% 01/01/12.....   NR       NR        1,086,370
 1,000,000   Macon, Georgia, Water
               and Sewer Authority
               Revenue Refunding,
               Series A,
               4.700% 10/01/04.....   A1       A+        1,014,780
 1,000,000   Meriwether County,
               Georgia, School
               District, GO, (FSA
               Insured),
               5.500% 02/01/16.....   Aaa      AAA       1,015,950
             Metropolitan Atlanta
               Rapid Transit
               Authority (MARTA),
               Georgia,
               Sales Tax Revenue:
   540,000   7.000% 07/01/11.......   AAA      AAA         650,025
             Refunding, Series M:
 1,000,000   6.150% 07/01/02.......   A1       NR        1,076,900
 1,000,000   6.350% 07/01/04.......   A1       AA-       1,084,410
 3,000,000   Refunding, Series P,
               (AMBAC Insured),
               5.900% 07/01/03.....   Aaa      AAA       3,237,360
 1,000,000   Monroe County,
               Georgia, Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation), Series
               A,
               6.800% 01/01/12.....   A3       A+        1,165,510
 2,495,000   Municipal Electric
               Authority, Georgia,
               (Project One),
               Series A, (MBIA
               Insured),
               5.375% 01/01/19.....   Aaa      AAA       2,477,585
 1,100,000   Paulding County,
               Georgia, School
               District, GO, Series
               A,
               6.400% 02/01/04.....   A        A         1,215,302
             Private Colleges and
               Universities
               Facilities Authority
               Revenue, Georgia:
 1,400,000   (Emory University
               Project), Series C,
               5.750% 10/01/02.....   Aa1      AA        1,493,100
 1,000,000   (Spellman College
               Project), (FGIC
               Insured),
               4.850% 06/01/98.....   Aaa      AAA       1,006,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$1,000,000   Richmond County,
               Georgia, Board of
               Education, GO, (FGIC
               Insured),
               4.700% 11/01/06.....   Aaa      AAA     $ 1,008,260
 1,500,000   Richmond County,
               Georgia, Water and
               Sewer Revenue
               Refunding and
               Improvement, Series
               A, (FGIC Insured),
               5.250% 10/01/28.....   Aaa      AAA       1,466,310
             Roswell, Georgia, GO:
 2,000,000   5.600% 02/01/10.......   Aa       AA        2,109,260
   925,000   Refunding,
               5.750% 02/01/07.....   Aa       AA          990,638
   860,000   Savannah, Georgia,
               Economic Development
               Authority, (Mighty
               Eighth Air Force
               Heritage Inc.
               Project),
               5.875% 01/01/15.....   Aa       AA          892,921
 1,000,000   Savannah, Georgia,
               Economic Development
               Authority Refunding,
               PCR, (Union Camp
               Corporation
               Project),
               5.150% 05/01/02.....   A1       NR        1,030,800
 1,250,000   Savannah, Georgia,
               Hospital Authority
               Revenue Refunding
               and Improvement,
               (Candler Hospital
               Project),
               7.000% 01/01/11.....   Ba1      BB        1,321,200
             Savannah, Georgia,
               Resource Recovery
               Development
               Authority, Revenue
               Refunding, (Southern
               Energy Systems
               Company Project):
 1,000,000   5.700% 12/01/00.......   A1       A+        1,040,100
 1,500,000   5.850% 12/01/01.......   A1       A+        1,579,830




PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$1,000,000   Savannah, Georgia,
               Water and Sewer
               Revenue Refunding
               and Improvement,
               5.100% 12/01/09.....   A1       AA-    $  1,015,520
                                                      ------------
                                                       140,593,620
                                                      ------------
             PUERTO RICO -- 0.7%
 1,000,000   Puerto Rico Municipal
               Finance Agency
               Refunding, Series B,
               5.000% 07/01/99.....   Baa1     A-        1,017,550
                                                      ------------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $135,161,990)..........           141,611,170
                                                       ===========

  SHARES
---------
MONEY MARKET FUND -- 1.0%
  (Cost $1,441,000)
 1,441,000   AIM Tax-Exempt Fund............             1,441,000
                                                     =============
TOTAL INVESTMENTS
  (Cost $136,602,990*)..................   99.0%       143,052,170
OTHER ASSETS AND
  LIABILITIES (NET).....................    1.0          1,457,221
                                          -----       ------------
NET ASSETS..............................  100.0%      $144,509,391
                                          =====       ============

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown reflects the yield to maturity.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
VA        Veterans Administration

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

MBIA      16.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                       SEPTEMBER 30 , 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.3%
             GEORGIA -- 93.2%
$  500,000   Albany, Georgia, Sewer
               System Revenue, (MBIA
               Insured),
               4.900% 07/01/07......   Aaa      AAA    $   512,835
   500,000   Atlanta & Fulton
               County, Georgia,
               Recreational
               Authority Revenue,
               (Downtown Arena
               Public Improvement
               Project), Series A,
               (MBIA Insured),
               5.375% 12/01/26......   Aaa      AAA        495,955
   500,000   Bartow County, Georgia
               School District, GO,
               Series 1993,
               5.300% 05/01/08......   A        A          515,075
   500,000   Burke County, Georgia,
               Development
               Authority, PCR,
               (Oglethorpe Power
               Corporation Project),
               Series B,
               4.700% 01/01/04......   A3       A          502,925
   500,000   Cartersville, Georgia,
               Development Authority
               Revenue, Sewerage
               Facilities, (Anheuser
               Busch Project), AMT,
               5.625% 05/01/09......   A1       A+         524,515
   500,000   Clayton County,
               Georgia, Housing
               Authority,
               Multi-family Housing
               Revenue, (Advantages
               of Atlanta Apartments
               Project), (FHLMC
               Collateral),
               5.700% 12/01/16......   NR       AAA        504,180
   500,000   Columbia County,
               Georgia, School
               District, Series B,
               (MBIA Insured),
               6.250% 04/01/13......   Aaa      AAA        547,435
   500,000   Columbus, Georgia,
               Water and Sewer
               Authority Revenue
               Refunding,
               5.700% 05/01/20......   A        A+         508,385
   470,000   Coweta County, Georgia,
               Development
               Authority, Industrial
               Development Revenue,
               (Sivaco National Wire
               Project), AMT,
               5.400% 02/01/09......   A        NR         470,277
   500,000   Dalton, Georgia,
               Multiple Utility
               Revenue Refunding,
               (MBIA Insured),
               4.450% 01/01/03......   Aaa      AAA        502,715
   500,000   Fayette County,
               Georgia, School
               District, GO,
               6.125% 03/01/15......   Aa       A+         533,995


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
$1,000,000   Fulco, Georgia,
               Hospital Authority
               Revenue, Revenue
               Anticipation
               Certificates, St.
               Joseph's Hospital,
               5.500% 10/01/14......   A        A      $ 1,003,520
   500,000   Fulton County, Georgia,
               Development Authority
               Revenue, (Clark
               Atlanta University
               Project), (CONNIE LEE
               Insured),
               5.125% 01/01/10......   Baa2     AAA        491,040
 1,000,000   Galena Park, Texas,
               Independent School
               District, GO,
               6.375% 08/15/24+.....   Aaa      NR         226,660
 1,000,000   Georgia L. Smith II,
               Georgia, World
               Congress Center
               Authority,
               Recreational Revenue,
               (Domed Stadium
               Project),
               7.875% 07/01/20......   Aa3      AA-      1,094,760
   500,000   Georgia State Municipal
               Electric Authority
               Power Revenue, Series
               CC,
               4.500% 01/01/02......   A        A          498,630
   500,000   Gwinnett County,
               Georgia, Water and
               Sewer Revenue
               Refunding,
               4.900% 08/01/06......   Aa1      AA+        514,420
   500,000   Lawrenceville, Georgia,
               Housing Authority,
               Multi-family Housing
               Revenue, (Knollwood
               Park Apartments
               Project), (FNMA
               Collateral),
               6.25% 12/01/29.......   NR       AAA        525,185
   500,000   Peach County, Georgia,
               School District, GO,
               (MBIA Insured),
               6.500% 02/01/08......   Aaa      AAA        573,860
   500,000   Private Colleges &
               Universities
               Authority Georgia
               Revenue, (Emory
               University Project),
               Series C,
               5.125% 11/01/27......   Aa1      AA         485,425
 1,000,000   Richmond County,
               Georgia, Development
               Authority Revenue and
               Improvement, Series
               A, (FGIC Insured),
               5.250% 10/01/28......   Aaa      AAA        488,770
 1,000,000   Roswell, Georgia, GO,
               5.600% 02/01/10......   Aa       AA       1,054,630

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)          SEPTEMBER 30 , 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             GEORGIA -- (CONTINUED)
             Savannah, Georgia,
               Hospital Authority,
               Revenue Refunding and
               Improvement:
$  500,000   (Candler Hospital
               Project),
               7.000% 01/01/23......   Ba       BB     $   525,664
   450,000   (St. Joseph's Hospital
               Project),
               6.125% 07/01/12......   A        NR         478,598
   500,000   Savannah, Georgia,
               Water and Sewer
               Revenue Refunding and
               Improvement,
               5.100% 12/01/10......   A1       AA-        503,005
   500,000   Union County, Georgia,
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               (Hidden Lake
               Apartments), Series
               A, (FHA/FNMA
               Insured),
               7.125% 12/01/25......   Aaa      NR         538,570
   570,000   White County, Georgia,
               Industrial
               Development Authority
               Revenue Refunding,
               (Clark-Schwebel Fiber
               and Glass Company
               Project),
               6.850% 06/01/10......   NR       BBB+       606,218
                                                       -----------
                                                        15,227,247
                                                       -----------
             PUERTO RICO -- 3.1%
   500,000   Puerto Rico Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio
               I), AMT, (GNMA/
               FNMA/FHLMC
               Collateral),
               6.100% 10/01/15......   Aaa      AAA        514,885
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $15,137,074)............           15,742,132
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 3.1%
   (Cost $506,000)
   506,000   AIM Tax-Exempt Fund.........              $   506,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $15,643,074*)....................   99.4%       16,248,132
OTHER ASSETS AND
  LIABILITIES (NET)......................    0.6            91,399
                                           -----       -----------
NET ASSETS...............................  100.0%      $16,339,531
                                           =====       ===========

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown reflects the yield to maturity.

ABBREVIATIONS:

AMT          Alternative Minimum Tax
CONNIE LEE   College Construction Loan Association
FGIC         Federal Guaranty Insurance Corporation
FHA          Federal Housing Authority
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
GNMA         Government National Mortgage Association
GO           General Obligation
MBIA         Municipal Bond Investors Assurance
NR           Not Rated
PCR          Pollution Control Revenue

Nations Georgia Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

MBIA         16.1%

Nations Georgia Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Housing Revenue    12.8%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.4%
             MARYLAND -- 92.0%
             Anne Arundel County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO:
$1,500,000   5.500% 07/15/00........   Aa1      AA+    $ 1,555,965
 1,000,000   6.200% 04/15/03........   Aa1      AA+      1,079,330
 1,000,000   5.125% 07/15/08........   Aa1      AA+      1,030,020
 1,740,000   Baltimore, Maryland,
               Consolidated Public
               Improvement Revenue,
               Series A,
               (FGIC Insured),
               5.300% 10/15/16......   Aaa      AAA      1,741,183
 1,000,000   Baltimore, Maryland,
               GO, Series B,
               (MBIA Insured),
               7.050% 10/15/07......   Aaa      AAA      1,194,880
 1,750,000   Baltimore, Maryland,
               Port Facilities
               Revenue, Consolidated
               Coal Sales, Series
               85,
               6.500% 12/01/10......   Aa3      AA-      1,910,807
             Baltimore, Maryland,
               Revenue Refunding,
               (Wastewater
               Projects), Series A:
               (FGIC Insured):
   500,000   5.000% 07/01/22........   Aaa      AAA        483,425
   500,000   5.000% 07/01/24........   Aaa      AAA        482,800
 1,000,000   (MBIA Insured),
               5.100% 07/01/04......   Aaa      AAA      1,039,850
             Baltimore County,
               Maryland,
               Consolidated Public
               Improvement, Revenue
               Refunding:
 1,000,000   5.900% 03/01/98........   Aaa      AAA      1,008,930
 1,000,000   6.100% 07/01/01........   Aaa      AAA      1,067,760
 1,000,000   Series A,
               (AMBAC Insured),
               5.300% 10/15/06......   Aaa      AAA      1,039,210
 1,075,000   Series C,
               (FGIC Insured),
               6.375% 10/15/07......   Aaa      AAA      1,227,048
             Baltimore County,
               Maryland,
               Metropolitan District
               Special Assignment
               Refunding, GO:
 1,375,000   5.750% 05/01/02........   Aaa      AAA      1,461,240
 1,000,000   5.800% 05/01/03........   Aaa      AAA      1,074,770
 2,000,000   Calvert County,
               Maryland,
               Consolidated Public
               Improvement Revenue
               Refunding, GO,
               4.625% 07/15/05......   Aa       A+       2,016,160
             Carroll County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO:
 1,350,000   6.000% 11/01/00........   Aa3      AA       1,425,600
   500,000   6.900% 10/01/02........   Aaa      AA         548,030


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
             Cecil County, Maryland,
               Revenue Refunding,
               Consolidated Public
               Improvement, GO,
               (FGIC Insured):
$1,000,000   5.300% 12/01/00........   Aaa      AAA    $ 1,036,170
 2,000,000   4.800% 12/01/04........   Aaa      AAA      2,044,920
             Charles County,
               Maryland,
               Consolidated Public
               Improvement, Revenue
               Refunding, GO:
 3,400,000   4.400% 06/01/03........   Aa       AA-      3,418,462
             Pre-Refunded:
 1,000,000   6.375% 12/01/99........   Aaa      AA-      1,067,510
   750,000   6.450% 06/01/01........   Aaa      AA-        819,930
 2,000,000   Frederick County,
               Maryland,
               Consolidated Public
               Improvement, Revenue
               Refunding, GO, (FGIC
               Insured),
               5.750% 12/01/01......   Aaa      AAA      2,120,440
 1,000,000   Frederick County,
               Maryland, GO, Series
               B,
               6.300% 07/01/06......   Aa       AA-      1,101,400
   600,000   Harford County,
               Maryland, GO,
               Pre-Refunded,
               6.100% 12/01/00......   Aaa      AAA        645,840
 1,455,000   Harford County,
               Maryland, Public
               Improvement Revenue,
               GO,
               5.300% 09/01/03......   Aa       AA-      1,531,053
 1,000,000   Howard County,
               Maryland,
               Metropolitan
               District, GO, Series
               B,
               6.000% 08/15/03......   Aaa      AA+      1,089,000
   605,000   Laurel, Maryland, GO,
               Series A,
               (MBIA Insured),
               6.300% 07/01/00......   Aaa      AAA        640,078
 1,530,000   Laurel, Maryland,
               Public Improvement
               Refunding, Series A,
               (FGIC Insured),
               5.000% 10/01/11......   Aaa      AAA      1,532,570
   500,000   Maryland-National
               Capital Park and
               Planning Commission,
               (Prince Georges
               County),
               GO, Series J-2,
               Pre-Refunded,
               6.900% 07/01/00......   Aa2      AA         544,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
$1,000,000   Maryland State,
               Community Development
               Administration,
               Department of Housing
               and Community
               Development,
               (Single-family
               Project),
               First Series,
               (FHA Insured),
               4.950% 04/01/07......   Aa2      NR     $ 1,004,520
 1,100,000   Maryland State, GO,
               Third Series,
               Pre-Refunded,
               6.800% 07/15/00......   Aaa      AAA      1,192,235
             Maryland State, Health
               and Higher Education
               Facilities Authority
               Revenue: Howard
               County General
               Hospital:
 1,000,000   5.125% 07/01/03........   Baa1     BBB      1,005,610
 1,000,000   5.500% 07/01/13........   Baa1     BBB        993,660
   500,000   Sinai Hospital,
               Pre-Refunded,
               (AMBAC Insured),
               7.300% 07/01/00......   Aaa      AAA        550,150
 1,000,000   Suburban Hospital,
               Pre-Refunded,
               6.000% 07/01/02......   Aaa      AAA      1,073,630
             The Johns Hopkins
               Hospital:
   700,000   7.000% 07/01/00........   Aa       AA-        737,499
 1,500,000   5.500% 07/01/07........   Aa       AA-      1,585,080
 1,000,000   Refunding,
             5.000% 07/01/23........   Aa       AA-      1,043,850
             Maryland State, State
               and Local Facilities
               Loan, GO:
 1,000,000   Second Series,
               Pre-Refunded,
               5.000% 08/01/07......   Aaa      AAA      1,038,520
 3,000,000   Third Series,
               Pre-Refunded,
               5.000% 10/15/06......   Aaa      AAA      3,119,400
             Maryland State,
               Transportation
               Authority Revenue,
               GO:
 1,250,000   6.100% 09/01/01........   Aa       AA       1,324,287
 3,235,000   4.375% 12/15/03........   Aa       AA       3,240,046
 2,285,000   Maryland State,
               Transportation
               Authority, Special
               Obligation Revenue,
               (Baltimore-
               Washington D.C.
               International Airport
               Project),
               Series A, AMT,
               (FGIC Insured),
               6.400% 07/01/19......   Aaa      AAA      2,416,365


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
$1,005,000   Maryland Water Quality
               Financing
               Administration,
               Revolving Loan Fund
               Revenue, Series A,
               6.650% 09/01/98......   Aa       AA     $ 1,030,859
             Montgomery County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO, Series A:
 1,000,000   4.900% 10/01/07........   Aaa      AAA      1,025,410
 1,000,000   5.375% 05/01/08........   Aaa      AAA      1,062,610
   500,000   Pre-Refunded,
               6.700% 04/01/06......   Aaa      AAA        549,225
 1,000,000   Montgomery County,
               Maryland, GO,
               Pre-Refunded,
               6.125% 10/01/01......   Aaa      AAA      1,087,570
 1,000,000   Montgomery County,
               Maryland, Housing
               Opportunities
               Commission, Single-
               family Mortgage
               Revenue, Series A,
               5.400% 07/01/08......   Aa2      NR       1,014,420
 1,575,000   Montgomery County,
               Maryland, Parking
               Revenue, Bethesda
               Parking Lot District,
               Series A,
               (FGIC Insured),
               5.700% 06/01/00......   Aaa      AAA      1,639,229
             Northeast Maryland,
               Solid Waste Disposal
               Authority Revenue
               Refunding, (Southwest
               Resource Recovery
               Facility Project),
               (MBIA Insured):
 2,000,000   6.900% 01/01/00........   Aaa      AAA      2,116,960
 1,535,000   7.000% 01/01/01........   Aaa      AAA      1,662,328
   630,000   Ocean City, Maryland,
               GO, Pre-Refunded,
               (MBIA Insured),
               6.100% 11/01/01......   Aaa      AAA        685,371
             Prince Georges County,
               Maryland,
               Consolidated Public
               Improvement Revenue,
               GO:
 1,000,000   6.500% 07/01/02........   A1       AA-      1,089,550
 1,000,000   5.600% 01/15/03........   A1       AA-      1,057,480
 1,000,000   Prince Georges County,
               Maryland, GO, Series
               A,
               (MBIA Insured),
               5.400% 03/01/02......   Aaa      AAA      1,045,860

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
             Prince Georges County,
               Maryland, Solid Waste
               Management Systems
               Authority, Revenue
               Refunding,
               (FSA Insured):
$  800,000   6.600% 06/30/00........   Aaa      AAA    $   851,448
 2,000,000   5.100% 06/15/05........   Aaa      AAA      2,064,140
 1,000,000   Rockville, Maryland,
               GO,
               4.750% 04/15/05......   Aa1      AA+      1,015,060
 1,000,000   St. Mary's County,
               Maryland, GO,
               (MBIA Insured),
               5.700% 03/01/08......   Aaa      AAA      1,081,530
             University of Maryland,
               Auxiliary Facilities
               and Tuition Revenue,
               Series A:
   745,000   6.000% 02/01/04........   Aa       AA+        795,884
 1,000,000   6.300% 02/01/08........   Aa       AA+      1,082,080
 1,000,000   6.300% 02/01/10........   Aa       AA+      1,080,120
             Washington County,
               Maryland, GO:
   500,000   6.400% 12/01/00........   A1       A+         522,680
 1,000,000   Series F,
               (FGIC Insured),
               5.250% 01/01/06......   Aaa      AAA      1,044,010
 1,000,000   Washington County,
               Maryland, Sanitation
               District Authority,
               Series F,
               (FGIC Insured),
               5.250% 01/01/06......   Aaa      AAA      1,044,010
             Washington Suburban
               Sanitation District
               Authority, Maryland,
               Water Supply Revenue,
               GO:
 1,000,000   5.000% 06/01/03........   Aa1      AA       1,033,810
 1,000,000   5.600% 06/01/15........   Aa1      AA       1,031,630
                                                       -----------
                                                        87,017,227
                                                       -----------
             COLORADO -- 1.3%
 3,800,000   E-470 Public Highway
               Authority Revenue,
               Colorado, Series B,
               (MBIA Insured),
               5.470% 09/01/18+.....   Aaa      AAA      1,221,358
                                                       -----------
             GUAM -- 0.3%
   250,000   Government of Guam, GO,
               Series A,
               5.200% 11/15/08......   NR       BBB        249,775
                                                       -----------
             ILLINOIS -- 1.2%
 5,000,000   Metropolitan Pier and
               Exposition Authority,
               Illinois, Dedicated
               State Tax Revenue,
               Series A,
               (MBIA Insured),
               6.250% 06/15/24+.....   Aaa      AAA      1,134,900
                                                       -----------

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PUERTO RICO -- 1.1%
$1,000,000   Puerto Rico Municipal
               Finance Agency,
               Series B,
               5.000% 07/01/99......   Baa1     A-     $ 1,017,550
                                                       -----------
             TEXAS -- 0.3%
 1,000,000   Bastrop, Texas,
               Independent School
               District, Revenue
               Refunding, GO,
               5.650% 02/15/18+.....   Aaa      AAA        329,080
                                                       -----------
             VIRGINIA -- 1.2%
 1,085,000   Metropolitan
               Washington, D.C.,
               Airports Authority,
               Virginia, General
               Airports Revenue,
               AMT, Series B,
               (FGIC Insured),
               5.750% 10/01/03......   Aaa      AAA      1,157,999
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $88,469,313)............           92,127,889
                                                       ===========
  SHARES
  ------
MONEY MARKET FUND -- 1.4%
  (Cost $1,351,000)
 1,351,000   AIM Tax-Exempt Fund.........                1,351,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $89,820,313*)....................   98.8%       93,478,889
OTHER ASSETS AND
  LIABILITIES (NET)......................    1.2         1,090,328
                                           -----       -----------
NET ASSETS...............................  100.0%      $94,569,217
                                           =====       ===========

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown is the yield to maturity.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated

Nations Intermediate Maryland Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

FGIC      19.0%
MBIA      12.5%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS            SEPTEMBER 30, 1997 (UNAUDITED) (UNAUDITED)


PRINCIPAL                               RATING           VALUE
  AMOUNT                            MOODY'S    S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 95.0%
             MARYLAND -- 77.1%
             Anne Arundel County,
               Maryland,
               Consolidated Public
               Improvement
               Revenue, GO:
$  500,000   5.300% 04/01/10......  Aa1        AA+    $   515,435
   500,000   5.250% 07/15/11......  Aa1        AA+        506,660
   150,000   Baltimore, Maryland,
               Consolidated Public
               Improvement
               Revenue, GO, AMT,
               Series B, (FGIC
               Insured),
               6.300% 10/15/08....  Aaa        AAA        160,617
   250,000   Baltimore, Maryland,
               Convention Center
               Revenue, (FGIC
               Insured),
               6.150% 09/01/19....  Aaa        AAA        264,535
   250,000   Baltimore, Maryland,
               Port Facilities
               Revenue,
               Consolidated Coal
               Sales, Series 85,               AA-/
               6.500% 12/01/10....  Aa3        A-1+       272,973
             Baltimore, Maryland,
               Wastewater Projects
               Revenue, Series A,
               (FGIC Insured):
   500,000   5.000% 07/01/22......  Aaa        AAA        483,425
   500,000   5.000% 07/01/24......  Aaa        AAA        482,800
   300,000   Baltimore County,
               Maryland, Mortgage
               Revenue Refunding,
               (Kingswood Common
               III-A), (FHA
               Insured),
               5.750% 11/01/20....  NR         AAA        302,682
   610,000   Bel Air, Maryland,
               Industrial
               Development
               Revenue, (May
               Department Stores
               Company Project),
               6.375% 10/01/99....  NR         A          631,978
   250,000   Cumberland, Maryland,
               Revenue Refunding,
               GO, Series A, (FGIC
               Insured),
               5.250% 05/01/21....  Aaa        AAA        244,692
   400,000   Howard County,
               Maryland, Special
               Facilities Revenue,
               Series A,
               6.000% 02/15/21....  Aa         AA-        423,636


PRINCIPAL                               RATING           VALUE
  AMOUNT                            MOODY'S    S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
$1,000,000   Maryland State,
               Community
               Development
               Administration,
               Department of
               Housing and
               Community
               Development, Single
               Family Program --
               First Series,
               (MHF/FHA Insured),
               5.600% 04/01/18....  Aa2        NR     $ 1,008,440
             Maryland State,
               Health and Higher
               Education
               Facilities
               Authority Revenue:
   110,000   (Anne Arundel Medical
               Center), (AMBAC
               Insured),
               5.250% 07/01/13....  Aaa        AAA        110,337
   100,000   (Frederick Memorial
               Hospital), (FGIC
               Insured),
               5.250% 07/01/13....  Aaa        AAA        102,366
   200,000   (Greater Baltimore
               Medical Center),
               (FGIC Insured),
               5.000% 07/01/13....  Aaa        AAA        197,624
   290,000   (Memorial Hospital of
               Cumberland),
               6.500% 07/01/10....  A          A          313,527
             Project and
               Refunding:
   150,000   (Doctors Community
               Hospital),
               5.750% 07/01/13....  Baa        BBB-       150,636
   200,000   (Peninsula Regional
               Medical Center),
               5.000% 07/01/08....  A          A          202,034
   300,000   (The Johns Hopkins
               Hospital),
               5.600% 07/01/09....  Aa         AA-        313,542
   370,000   Maryland State,
               Industrial
               Development
               Financing
               Authority,
               (American Center
               Physics
               Headquarters),
               6.375% 01/01/12....  NR         BBB        394,316
   500,000   Maryland State,
               Stadium Authority,
               Lease Revenue,
               (Ocean City
               Convention Center),
               5.375% 12/15/13....  Aa         AA         505,205

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                               RATING           VALUE
  AMOUNT                            MOODY'S    S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
$  195,000   Maryland State,
               Transportation
               Authority, Special
               Obligation Revenue,
               (Baltimore-
               Washington D.C.
               International
               Airport Project),
               Series A, AMT,
               (FGIC Insured),
               6.400% 07/01/19....  Aaa        AAA     $  206,211
             Maryland State,
               Transportation
               Authority Revenue,
               (Transportation
               Facilities
               Project):
   300,000   5.750% 07/01/15......  A1         A+         307,602
   500,000   6.800% 07/01/16......  Aaa        AAA        590,180
             Maryland Water
               Quality Financing
               Administration,
               Revolving Loan Fund
               Revenue, Series A:
   250,000   5.400% 09/01/10......  Aa         AA         255,263
   200,000   6.550% 09/01/14......  Aa         AA         218,678
   250,000   Montgomery County,
               Maryland, Housing
               Opportunities
               Commission,
               Multi-family
               Mortgage Revenue,
               Series A,
               6.000% 07/01/14....  Aa         NR         258,918
   300,000   Northeast, Maryland,
               Solid Waste
               Disposal Authority
               Revenue Refunding,
               (Montgomery County
               Project), Series A,
               AMT,
               6.300% 07/01/16....  A          NR         317,082
   500,000   Prince Georges
               County, Maryland,
               Housing Authority
               Mortgage Revenue,
               (Laurel -- Oxford),  A1/
               5.350% 10/01/07+...  VMIG1      NR         500,000
   500,000   Prince Georges
               County, Maryland,
               PCR Refunding,
               (Potomac Electric
               Power Project),
               5.750% 03/15/10....  A1         A          540,240
             Prince Georges
               County, Maryland,
               Project and
               Refunding Revenue,
               (Dimensions Health
               Corporation), GO:
   175,000   5.375% 07/01/14......  A          NR         174,125
   500,000   5.300% 07/01/24......  A          NR         486,030

PRINCIPAL                               RATING           VALUE
  AMOUNT                            MOODY'S    S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             MARYLAND -- (CONTINUED)
$  500,000   Prince Georges
               County, Maryland,
               Solid Waste
               Management Systems
               Authority, Revenue
               Refunding, (FSA
               Insured),
               5.200% 06/15/06....  Aaa        AAA    $   517,610
   500,000   Prince Georges
               County, Maryland,
               Stormwater
               Management, GO,
               5.500% 03/15/13....  Aa         AA         508,545
 1,000,000   University of
               Maryland, System
               Auxiliary Facility
               and Tuition
               Revenue, Series A,
               5.125% 04/01/13....  Aa3        AA+      1,004,750
   200,000   Washington County,
               Maryland,
               Consolidated Public
               Improvement
               Revenue, GO, (MBIA
               Insured),
               5.800% 01/01/15....  Aaa        AAA        210,810
   320,000   Washington County,
               Maryland,
               Sanitation District
               Refunding, GO,
               Series F, (FGIC
               Insured),
               5.000% 01/01/04....  Aaa        AAA        329,846
                                                      -----------
                                                       14,013,350
                                                      -----------
             DISTRICT OF COLUMBIA -- 3.3%
             Washington, D.C.,
               Metropolitan Area
               Transportation
               Authority Revenue,
               Refunding, (FGIC
               Insured):
   200,000   4.900% 01/01/05......  Aaa        AAA        204,146
   350,000   6.000% 07/01/10......  Aaa        AAA        386,862
                                                      -----------
                                                          591,008
                                                      -----------
             GUAM -- 3.3%
   600,000   Government of Guam,
               GO, Series A,
               5.200% 11/15/08....  NR         BBB        599,460
                                                      -----------
             ILLINOIS -- 3.9%
 2,520,000   Metropolitan Pier and
               Exposition
               Authority, Illinois
               Dedicated State Tax
               Revenue, Capital
               Appreciation,
               (McCormick Place
               Exposition), Series
               A, (FGIC Insured),
               6.750%
               06/15/20++.........  Aaa        AAA        717,394
                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                               RATING           VALUE
  AMOUNT                            MOODY'S    S&P     (NOTE 1)
-----------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PUERTO RICO -- 7.4%
$  500,000   Puerto Rico Electric
               Power Authority,
               Power Revenue
               Refunding,
             Series Y, (MBIA
               Insured),
               6.500% 07/01/06....  Aaa        AAA    $   573,595
   500,000   Puerto Rico Housing,
               Bank and Finance
               Agency,
               Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage --
               Portfolio I), AMT,
               (GNMA/FNMA/FHLMC
               Collateral),
               6.100% 10/01/15....  Aaa        AAA        514,885
   250,000   Puerto Rico
               Industrial, Medical
               and Environmental
               Agency, Pollution
               Control Facilities,
               Finance Authority
               Revenue, Higher
               Education,
               (Catholic
               University
               Project), Series A,
               5.600% 12/01/07....  NR         BBB-       256,688
                                                      -----------
                                                        1,345,168
                                                      -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $16,474,064)...........           17,266,380
                                                      ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
      ------------------------------------------------------------
MONEY MARKET FUND -- 4.0%
  (Cost $722,000)
    722,000   AIM Tax-Exempt Fund........              $   722,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $17,196,064*)....................   99.0%       17,988,380
OTHER ASSETS AND
  LIABILITIES (NET)......................    1.0           180,305
                                           -----       -----------
NET ASSETS...............................  100.0%      $18,168,685
                                           =====       ===========

---------------
 * Aggregate cost for Federal tax purposes.
 + Variable rate note. The interest rate shown reflects the rate in effect at
   September 30, 1997.
++ Zero coupon security. The rate shown reflects the yield to maturity.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
MHF       Maryland Housing Fund
NR        Not Rated
PCR       Pollution Control Revenue

Nations Maryland Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

FGIC      21.0%

Nations Maryland Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Housing Revenue    16.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.8%
             NORTH CAROLINA -- 97.2%
             Buncombe County, North
               Carolina, GO:
$1,000,000   5.000% 03/01/02.......   Aa2      AA     $  1,031,520
 1,000,000   5.000% 03/01/03.......   Aa2      AA        1,035,440
             Buncombe County, North
               Carolina,
               Metropolitan Sewer
               District, Sewer
               System Revenue:
 1,250,000   Series A,
               6.750% 07/01/09.....   AAA      NR        1,384,575
   995,000   Pre-refunded, Series
               B,
               6.750% 07/01/02.....   AAA      NR        1,116,788
     5,000   Unrefunded, Series B,
               6.750% 07/01/16.....   A        A+            5,368
 1,000,000   Charlotte, North
               Carolina, COP,
               (Convention
               Facilities Project),
               (AMBAC Insured),
               6.750% 12/01/21.....   AAA      AAA       1,116,610
 1,000,000   Charlotte, North
               Carolina, GO,
               6.750 06/01/01......   AAA      AAA       1,055,270
             Charlotte, North
               Carolina, Health
               Care Systems Revenue
               Refunding,
               (Mecklenburg
               Hospital Authority):
 2,000,000   6.375% 01/01/09.......   Aa3      AA        2,162,200
 1,130,000   6.250% 01/01/20.......   Aa3      AA        1,217,620
             Charlotte, North
               Carolina, Public
               Improvement, GO,
               Series A:
 1,340,000   5.300% 04/01/05.......   Aaa      AAA       1,419,864
 1,000,000   6.900% 10/01/05.......   AAA      AAA       1,098,150
 1,800,000   6.500% 02/01/07.......   AAA      AAA       1,964,790
             Charlotte, North
               Carolina, Refunding,
               GO:
 1,000,000   4.500% 02/01/03.......   Aaa      AAA       1,013,680
 3,055,000   5.000% 06/01/05.......   Aaa      AAA       3,181,110
             Charlotte, North
               Carolina, Water and
               Sewer, GO:
 1,000,000   6.750% 06/01/01.......   AAA      AAA       1,055,270
 1,670,000   5.500% 05/01/06.......   Aaa      AAA       1,798,874
 1,000,000   5.800% 02/01/16.......   Aaa      AAA       1,051,510
             Cleveland County,
               North Carolina, GO,
               (FGIC Insured):
 2,500,000   5.100% 06/01/01.......   Aaa      AAA       2,579,075
 2,500,000   5.100% 06/01/02.......   Aaa      AAA       2,587,925
 1,000,000   5.100% 06/01/05.......   Aaa      AAA       1,038,460
 1,000,000   (AMBAC Insured),
               7.100% 06/01/00.....   Aaa      AAA       1,076,890


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$2,000,000   Coastal Regional Solid
               Waste Management
               Authority, Solid
               Waste Disposal
               System,
               6.300% 06/01/04.....   A        BBB    $  2,162,180
   500,000   Concord, North
               Carolina, GO,
               6.200% 06/01/05.....   Aa       A+          543,480
 1,000,000   Concord, North
               Carolina, Utilities
               System, (MBIA
               Insured),
               5.200% 12/01/02.....   Aaa      AAA       1,043,140
 1,000,000   Dayton, Ohio, Special
               Facilities Revenue,
               (Air Freight),
               Series D,
               6.200% 10/01/09.....   NR       BBB       1,054,430
             Durham and Wake
               County, North
               Carolina, GO:
 1,000,000   4.500% 05/01/00.......   Aaa      AAA       1,012,380
 2,000,000   5.750% 02/01/06.......   Aaa      AAA       2,137,700
 1,500,000   5.200% 03/01/07.......   Aaa      AAA       1,568,715
             Durham and Wake
               County, North
               Carolina, Special
               Apartment District,
               GO:
 2,300,000   5.000% 04/01/03.......   Aaa      AAA       2,388,412
 1,720,000   5.750% 04/01/03.......   Aaa      AAA       1,834,741
             Fayetteville, North
               Carolina, Public
               Works Commission
               Revenue Refunding,
               (FGIC Insured):
 1,500,000   4.400% 03/01/03.......   Aaa      AAA       1,505,415
 2,000,000   4.500% 03/01/04.......   Aaa      AAA       2,009,900
 1,000,000   6.750% 03/01/07.......   Aaa      AAA       1,081,190
 1,000,000   Fayetteville, North
               Carolina, GO, (FGIC
               Insured),
               4.700% 05/01/01.....   Aaa      AAA       1,017,780
 2,000,000   Forsyth County, North
               Carolina, Refunded,
               GO, Series A,
               4.750% 03/01/06.....   Aaa      AAA       2,043,080
 1,050,000   Galena Park Texas,
               Independent School
               District, GO,
               (PSF-GTD Insured),
               5.000% 08/15/21.....   Aaa      NR          998,004
   500,000   Gastonia, North
               Carolina, Water
               Revenue and Street
               Improvement, (FGIC
               Insured),
               5.200% 04/01/02.....   Aaa      AAA         519,075

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,185,000   Greensboro, North
               Carolina, Enterprise
               System, Revenue
               Bond, Series A,
               6.500% 06/01/04.....   A1       AA-    $  1,326,667
 2,000,000   Greenville, North
               Carolina, Combined
               Enterprises Revenue,
               6.000% 09/01/10.....   A1       A+        2,132,040
 1,000,000   Guilford County, North
               Carolina, GO,
               5.300% 04/01/04.....   Aa1      AA+       1,049,990
 1,000,000   Haywood County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               Solid Waste
               Disposal, (Champion
               International
               Corporation
               Project), AMT,
               5.500% 10/01/18.....   Baa1     BBB         994,460
             Henderson County,
               North Carolina,
               School and Community
               College, GO:
 1,000,000   6.500% 06/01/05.......   A1       A+        1,085,990
   500,000   6.500% 06/01/08.......   A1       A+          541,400
 1,250,000   High Point, North
               Carolina, GO,
               6.900% 06/01/04.....   Aa3      AA        1,361,650
 1,000,000   Johnston County, North
               Carolina,
               6.900% 06/01/98.....   A2       A         1,020,280
 1,160,000   Lee County, North
               Carolina, GO,
               6.000% 02/01/06.....   A1       A+        1,245,469
 1,000,000   Lewisville Texas,
               Independent School
               District, GO,
               6.750% 08/15/03.....   Aaa      NR        1,123,180
   750,000   Lower Cape Fear, North
               Carolina, Water and
               Sewer Authority
               Revenue, AMT,
               5.200% 03/01/04.....   A        BBB         771,384
 3,650,000   Martin County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority
               Revenue,
               (Wayerhaeuser
               Company Project),
               8.500% 06/15/99.....   A2       A         3,914,990


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
             Mecklenburg County,
               North Carolina, GO:
$1,000,000   6.600% 04/01/99.......   Aaa      AAA    $  1,039,190
 1,000,000   6.750% 04/01/00.......   AAA      AAA       1,065,120
 1,000,000   5.400% 04/01/03.......   Aaa      AAA       1,056,400
 1,000,000   6.200% 04/01/06.......   AAA      AAA       1,084,710
 1,000,000   Mecklenberg County,
               North Carolina,
               Industrial
               Facilities and
               Pollution Control
               Finance Authority
               Revenue Refunding,
               (Fluor Corporation
               Project),
               5.250% 12/01/09.....   A2       A+        1,007,150
             Morganton, North
               Carolina, Water and
               Sewer, Revenue
               Bonds, GO, (FGIC
               Insured):
 1,195,000   5.700% 06/01/11.......   Aaa      AAA       1,272,376
 1,000,000   5.700% 06/01/13.......   Aaa      AAA       1,058,150
 2,220,000   New Hanover County,
               North Carolina, GO,
               5.500% 03/01/10.....   Aa       A+        2,334,351
             North Carolina Housing
               Finance Agency,
               Single-family
               Housing Revenue:
 1,950,000   Series B,
               6.900% 07/01/24.....   Aa2      NR        2,071,661
             Series R:
   820,000   6.350% 03/01/03.......   Aa2      AA          864,510
   825,000   6.350% 09/01/03.......   Aa2      AA          862,513
   925,000   Series Y,
               6.300% 09/01/15.....   Aaa      AA          975,237
             North Carolina
               Municipal Power
               Agency, Refunding
               #1, Catawba Electric
               Revenue Refunding:
 2,000,000   (AMBAC-TCRS Insured),
               6.000% 01/01/15.....   Aaa      AAA       2,003,860
 3,000,000   (FGIC Insured),
               5.200% 01/01/00.....   Aaa      AAA       3,071,430
             (FSA Insured):
 1,000,000   5.500% 01/01/01.......   Aaa      AAA       1,040,610
 1,000,000   7.000% 01/01/06.......   AAA      A-        1,082,450
 2,000,000   (MBIA-IBC Insured),
               7.250% 01/01/07.....   Aaa      AAA       2,378,920
             North Carolina State,
               Educational
               Authority Revenue,
               AMT:
 1,000,000   5.100% 12/01/00.......   NR       AA-       1,029,380
 1,000,000   Series A,
               5.300% 07/01/03.....   A        NR        1,009,280
 1,000,000   Series C,
               6.625% 10/01/08.....   Aa1      AA+       1,091,860

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
             North Carolina,
               Medicare Care,
               Community Health
               Care Facility
               Revenue, (Stanley
               Memory Hospital
               Project), (AMBAC
               Insured):
$1,000,000   5.000% 05/01/00.......   Aa3      AA     $  1,019,870
 2,000,000   5.250% 06/01/00.......   Aa3      AA        2,058,000
 1,000,000   5.200% 10/01/00.......   Aa3      AA        1,029,360
 1,930,000   5.400% 06/01/02.......   A1       A+        2,007,238
 1,620,000   5.600% 06/01/04.......   A1       A+        1,711,076
 2,000,000   5.250% 10/01/04.......   Aa3      AA        2,085,580
 2,000,000   5.000% 02/15/05.......   Aaa      AAA       2,059,540
 1,000,000   5.300% 10/01/05.......   Aa3      AA        1,047,790
 1,000,000   5.250% 10/01/06.......   Aaa      AAA       1,042,980
 1,500,000   5.200% 10/01/13.......   A1       A+        1,485,540
 3,000,000   5.500% 10/01/14.......   Aa3      AA        3,048,480
 4,000,000   5.250% 10/01/16.......   Aaa      AAA       3,938,600
 2,000,000   5.250% 06/01/17.......   Aa3      AA        1,994,980
 3,000,000   6.250% 06/01/17.......   A1       A+        3,202,140
 1,000,000   5.250% 05/01/21.......   Aa3      AA          980,080
 1,800,000   North Carolina State,
               Capital Improvement,
               GO, Series A,
               4.700% 02/01/01.....   Aaa      AAA       1,834,380
             North Carolina State,
               GO, Series A:
 2,000,000   6.100% 03/01/01.......   Aaa      AAA       2,127,804
 4,000,000   5.100% 03/01/06.......   Aaa      AAA       4,192,200
 1,625,000   Orange County, North
               Carolina, GO,
               5.500% 02/01/12.....   Aa1      AA+       1,693,218
 2,000,000   Piedmont Triad Airport
               Authority, North
               Carolina, Revenue,
               (MBIA Insured),
               Refunding, Series A,
               6.800% 07/01/05.....   Aaa      AAA       2,168,820
             Pitt County, North
               Carolina, Revenue
               Refunding, (Pitt
               County Memorial
               Hospital):
 1,240,000   5.375% 12/01/10.......   Aa       AA-       1,272,649
 1,000,000   Series A,
               6.200% 12/01/99.....   AAA      AA-       1,046,190
 1,000,000   Raleigh, North
               Carolina, Combined
               Enterprise System
               Revenue,
               5.250% 03/01/07.....   Aa       AA+       1,050,760
 1,910,000   Raleigh, North
               Carolina, GO,
               5.300% 06/01/16.....   Aaa      AAA       1,940,273
 2,000,000   Randolph County, North
               Carolina, GO,
               6.250% 05/01/08.....   A1       A+        2,162,240


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   Robeson County, North
               Carolina, Industrial
               Facilities &
               Pollution Control,
               Revenue,
               6.400% 12/01/06.....   NR       AA-    $  1,128,560
   750,000   Rutherford County,
               North Carolina, GO,
               (MBIA Insured),
               6.400% 06/01/01.....   Aaa      AAA         806,573
 1,000,000   Surry County, North
               Carolina, GO, (AMBAC
               Insured),
               6.250% 04/01/99.....   Aaa      AAA       1,033,530
             Union County, North
               Carolina, School
               District, GO:
 1,000,000   6.500% 04/01/03.......   A1       A+        1,085,050
   500,000   5.800% 03/01/05.......   A1       A+          531,930
 3,500,000   University of North
               Carolina, Chapel
               Hill, Revenue
               Refunding, Utilities
               Systems,
               5.200% 08/01/06.....   Aa       AA        3,648,854
             University of North
               Carolina, Chapel
               Hill Hospital,
               Revenue:
 1,000,000   5.400% 02/15/01.......   Aa3      AA        1,039,390
 1,000,000   5.500% 02/15/02.......   Aa3      AA        1,048,150
 2,500,000   5.000% 02/15/29.......   Aa3      AA        2,353,050
             University of North
               Carolina, Charlotte,
               Revenue Refunding,
               Housing and Dining
               Systems, Series M:
 1,000,000   4.800% 01/01/04.......   Aaa      AAA       1,018,860
 1,000,000   5.000% 08/01/09.......   Aa2      AA        1,013,800
 1,600,000   University of North
               Carolina, Revenue,
               Refunding Utilities
               System,
               5.000% 08/01/11.....   Aa2      AA        1,605,408
             Wake County, North
               Carolina, GO:
 1,510,000   4.900% 03/01/04.......   Aaa      AAA       1,559,453
 1,000,000   ETM,
               6.500% 02/01/99.....   NR       AAA       1,034,560
             Refunding:
 2,000,000   4.200% 04/01/99.......   Aaa      AAA       2,009,840
 1,000,000   4.700% 04/01/05.......   Aaa      AAA       1,021,560
 2,000,000   Pre-refunded,
               6.500% 02/01/99.....   NR       AAA       2,076,960
 2,065,000   Wake County, North
               Carolina, Hospital
               Revenue, (MBIA
               Insured),
               5.125% 10/01/26.....   Aaa      AAA       2,026,467
 1,000,000   Wake County, North
               Carolina, Public
               Improvement Revenue,
               GO,
               4.600% 02/01/06.....   Aaa      AAA       1,013,080

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,200,000   Wayne County, North
               Carolina, GO,
               Revenue Refunding,
               4.900% 04/01/05.....   Aaa      AAA    $  1,231,812
             Wilmington North
               Carolina, Public
               Improvement,
               Refunded, GO, (FGIC
               Insured), Series A:
 1,000,000   5.000% 04/01/11.......   Aaa      AAA       1,009,790
 1,000,000   5.000% 04/01/13.......   Aaa      AAA       1,000,000
 1,370,000   Series B,
               5.000% 04/01/08.....   Aaa      AAA       1,415,237
             Winston-Salem North
               Carolina, Water and
               Sewer Systems,
               Revenue:
 2,295,000   5.500% 06/01/06.......   Aa2      AA+       2,452,988
 1,000,000   5.500% 06/01/07.......   Aa2      AA+       1,071,170
                                                      ------------
                                                       180,313,129
                                                      ------------
             PUERTO RICO -- 0.9%
 1,000,000   Puerto Rico Electric
               Power Authority,
               Power Revenue
               Refunding, (MBIA
               Insured), Series Y,
               7.000% 07/01/07.....   Aaa      AAA       1,189,410
   500,000   Puerto Rico
               Industrial, Tourist,
               Educational, Medical
               and Environmental
               Control Facilities
               Financing Authority,
               (Ryder Memorial
               Hospital Project),
               Series A,
               6.600% 05/01/14.....   NR       BBB         533,335
                                                      ------------
                                                         1,722,745
                                                      ------------
             WASHINGTON -- 0.7%
 1,150,000   Washington State
               Public Power Supply
               System, Revenue
               Refunding, (Nuclear
               Project Number 2),
               (MBIA Insured),
               Series A,
               5.800% 07/01/07.....   Aa       AA        1,238,631
                                                      ------------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $173,949,277)..........           183,274,505
                                                      ============

                                                         VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUND -- 2.0%
  (Cost $3,795,000)
 3,795,000   AIM Tax-Exempt Fund........              $  3,795,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $177,744,278*)..................  100.8%       187,069,505
OTHER ASSETS AND
  LIABILITIES (NET).....................   (0.8)        (1,633,626)
                                          -----       ------------
NET ASSETS..............................  100.0%      $185,435,879
                                          =====       ============

---------------
* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMT       Alternative Minimum Tax
COP       Certificates of Participation
ETM       Escrowed to Maturity
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

AMBAC    18.3%
FGIC     10.7%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 95.4%
             NORTH CAROLINA -- 93.3%
$1,000,000   Buncombe County, North
               Carolina,
               Metropolitan Sewer
               District, Sewer
               System Revenue,
               Series B,
               Pre-refunded,
               6.750% 07/01/02......   Aaa      NR     $ 1,124,700
 1,500,000   Charlotte, North
               Carolina, Health Care
               Systems Revenue
               Refunding,
               Mecklenburg Hospital
               Authority,
               6.250% 01/01/20......   Aa       AA       1,616,310
 1,000,000   Craven County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               PCR, Refunding,
               (Weyerhaeuser Company
               Project),
               6.350% 01/01/10......   NR       A        1,075,490
 1,000,000   Haywood County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority,
               Solid Waste Disposal,
               (Champion
               International
               Corporation Project),
               AMT,
               5.500% 10/01/18......   Baa1     BBB        994,460
 2,000,000   Martin County, North
               Carolina, Industrial
               Facilities and
               Pollution Control
               Financing Authority
               Revenue, Solid Waste
               Disposal, AMT,
               (Weyerhaeuser
               Company),
               5.650% 12/01/23......   A2       A        1,995,480
 2,000,000   Mecklenburg County,
               North Carolina,
               Industrial Facilities
               and Pollution Control
               Finance Authority
               Revenue Refunding,
               (Fluor Corporation
               Project),
               5.250% 12/01/09......   NR       A+       2,014,300
             Mecklenburg County,
               North Carolina,
               Refunding, GO:
 1,000,000   5.400% 03/01/00........   Aaa      AAA      1,031,480
 1,000,000   6.000% 04/01/11........   Aaa      AAA      1,116,120
 1,000,000   Monroe, North Carolina,
               Combined Enterprise
               System Revenue,
               6.000% 03/01/14......   A        A        1,048,380


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,000,000   Morganton, North
               Carolina, Water and
               Sewer Revenue, GO,
               (FGIC Insured),
               5.600% 06/01/10......   Aaa      AAA    $ 1,059,750
 1,000,000   New Hanover County,
               North Carolina,
               Industrial Facilities
               and Pollution Control
               Financing Authority,
               (Solid Waste
               Disposal, Occidental
               Petroleum Corporation
               Project), AMT,
               6.500% 08/01/14......   Baa3     BBB      1,074,500
             North Carolina Housing
               Finance Agency:
   830,000   Series U,
               6.700% 03/01/18......   Aa       A+         879,783
   970,000   Single-family Housing
               Revenue, Series W,
               6.200% 09/01/09......   Aa       A+       1,018,549
             North Carolina Medical
               Care Commission,
               Hospital Revenue
               Refunding:
 1,130,000   (AMBAC Insured),
               5.250% 02/15/07......   Aaa      AAA      1,181,856
 1,000,000   (Grace Hospital Inc.
               Project), (AMBAC
               Insured),
               5.250% 10/01/16......   Aaa      AAA        984,650
 1,000,000   (Rex Hospital Project),
               6.250% 06/01/17......   A1       A+       1,067,380
 1,000,000   North Carolina
               Municipal Power
               Agency, Refunding #1,
               Catawba Electric
               Revenue Refunding,
               (FSA Insured),
               6.200% 01/01/18......   Aaa      AAA      1,073,540
 1,000,000   North Carolina State,
               University and
               College Improvements,
               GO,
               5.100% 06/01/06......   Aaa      AAA      1,049,210
 1,500,000   Onslow County, North
               Carolina, Combined
               Enterprise System
               Revenue, (MBIA
               Insured),
               5.875% 06/01/09......   Aaa      AAA      1,620,900
 1,000,000   Orange County, North
               Carolina, GO,
               5.500% 02/01/14......   Aa1      AA+      1,036,440
 1,000,000   Pitt County, North
               Carolina, Hospital
               Revenue, (Pitt County
               Memorial Hospital
               Project),
               5.250% 12/01/21......   Aa       AA-        974,540

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             NORTH CAROLINA -- (CONTINUED)
$1,500,000   University North
               Carolina, Chapel
               Hill, Hospital
               Revenue,
               5.000% 02/15/29......   Aa3      AA     $ 1,411,830
 1,000,000   Wilmington, North
               Carolina, Water
               Authority, GO,
               5.700% 06/01/15......   A1       A+       1,048,710
                                                       -----------
                                                        27,498,358
                                                       -----------
             PUERTO RICO -- 2.1%
   600,000   Puerto Rico Industrial,
               Medical and
               Environmental Agency,
               Pollution Control
               Facilities, Finance
               Authority Revenue,
               Higher Education,
               (Catholic University
               Project), Series A,
               5.600% 12/01/07......   NR       BBB-       616,050
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $26,437,464)............           28,114,408
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------

                                                          VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUNDS -- 3.4%
  (Cost $1,004,000)
 1,004,000   AIM Tax-Exempt Fund.........              $ 1,004,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $27,441,464*)....................   98.8%       29,118,408
OTHER ASSETS AND
  LIABILITIES (NET)......................    1.2           353,272
                                           -----       -----------
NET ASSETS...............................  100.0%      $29,471,680
                                           =====       ===========

---------------
* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue                   24.6%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.9%
             SOUTH CAROLINA -- 98.9%
             Anderson County, South
               Carolina, Revenue
               Refunding GO:
$1,100,000   6.400% 04/01/03.......   A        A      $  1,204,797
 1,300,000   6.500% 04/01/04.......   A        A         1,413,399
             Anderson County, South
               Carolina, Refunding,
               Sewer Authority,
               (FGIC Insured):
 1,240,000   5.200% 07/01/03.......   Aaa      AAA       1,291,125
 1,000,000   5.500% 07/01/06.......   Aaa      AAA       1,058,730
 1,500,000   5.600% 07/01/07.......   Aaa      AAA       1,590,750
 1,000,000   5.0600% 07/01/08......   Aaa      AAA       1,054,380
             Beaufort County, South
               Carolina, School
               District, GO:
 1,000,000   6.650% 02/01/99.......   Aaa      AAA       1,029,100
 2,000,000   6.300% 02/01/02.......   Aaa      AAA       2,124,080
 1,000,000   6.400% 02/01/03.......   Aaa      AAA       1,062,390
 2,000,000   (AMBAC Insured),
               6.250% 02/01/01.....   Aaa      AAA       2,125,620
             Beaufort County, South
               Carolina, Revenue
               Refunding GO, (MBIA
               Insured):
 1,270,000   5.550% 12/01/07.......   Aaa      AAA       1,316,114
 1,000,000   5.600% 12/01/08.......   Aaa      AAA       1,034,950
 1,415,000   5.650% 12/01/09.......   Aaa      AAA       1,462,303
 2,000,000   Berkeley County, South
               Carolina, Pollution
               Control Facilities,
               Revenue Refunding,
               (Alumax Inc.
               Project), (Royal
               Bank of Canada LOC),
               4.150% 12/01/08+....   Aa2      NR        2,000,000
             Berkeley County, South
               Carolina, Refunding
               and Improvement
               Authority, GO, (FGIC
               Insured):
 1,000,000   5.300% 05/01/04.......   Aaa      AAA       1,049,190
 1,000,000   5.300% 05/01/05.......   Aaa      AAA       1,057,260
 1,000,000   5.500% 05/01/06.......   Aaa      AAA       1,060,330
             Berkeley County, South
               Carolina, Water and
               Sewer Authority
               Revenue Refunding,
               (MBIA Insured):
   500,000   6.100% 06/01/98.......   Aaa      AAA         507,525
 1,000,000   7.000% 06/01/01.......   Aaa      AAA       1,111,400
 1,000,000   Camden, South
               Carolina, Combined
               Public Utilities
               Revenue, Refunding
               and Improvement,
               (MBIA Insured),
               5.500% 03/01/17.....   Aaa      AAA       1,011,790


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             Charleston County,
               South Carolina,
               Hospital Facilities,
               Revenue Refunding
               and Improvement:
$3,000,000   (Bon Secours Health
               Systems Project),
               (FSA Insured),
               5.000% 08/15/10.....   Aaa      AAA    $  3,084,660
 1,000,000   (Medical Society
               Health Project),
               (MBIA Insured),
               6.000% 10/01/09.....   Aaa      AAA       1,065,360
             Charleston County,
               South Carolina, Park
               and Recreation
               Commission District,
               GO:
 1,000,000   4.900% 02/01/99.......   Aa       AA-       1,013,010
 1,930,000   5.000% 02/01/00.......                      1,969,507
 1,000,000   Charleston County,
               South Carolina,
               Public Improvement
               Authority, GO, (ST
               Aid Withhldg),
               5.500% 06/01/14.....   Aa       AA        1,022,040
 1,040,000   Charleston County,
               South Carolina,
               Solid Waste User Fee
               Revenue, (MBIA
               Insured),
               5.800% 01/01/06.....   Aaa      AAA       1,123,335
             Charleston County,
               South Carolina,
               Water and Sewer
               Improvements,
               Revenue Refunding:
 1,345,000   5.200% 01/01/99.......   A        AA        1,365,592
 1,000,000   5.750% 01/01/04.......   A        AA        1,064,770
 1,645,000   Cherokee County, South
               Carolina, School
               District No. 1, GO,
               5.000% 03/01/02.....   Aa       AA        1,693,511
   500,000   Chester County, South
               Carolina, Industrial
               Development
               Authority Revenue
               Refunding, (Springs
               Industries Inc.
               Project),
               7.350% 02/01/14.....   NR       BBB+        542,055
             Chester County, South
               Carolina, School
               District, GO:
 1,000,000   6.300% 02/01/00.......   NR       AA        1,066,890
 1,125,000   6.450% 02/01/00.......   NR       AA        1,203,975

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             Clemson University,
               South Carolina,
               University & College
               Improvements
               Revenue:
$1,500,000   6.550% 06/01/07.......   Aaa      AAA    $  1,604,925
 1,000,000   6.600% 06/01/08.......   Aaa      AAA       1,071,620
 1,000,000   Columbia, South
               Carolina, Auto
               Parking Revenue,
               (AMBAC Insured),
             5.750% 12/01/09.......   Aaa      AAA       1,068,200
             Columbia, South
               Carolina, Waterworks
               and Sewer System,
               Revenue Refunding:
 2,420,000   6.200% 02/01/99.......   Aa       AA        2,492,043
 1,285,000   6.500% 02/01/02.......   Aa       AA        1,392,516
 6,000,000   5.500% 02/01/09.......   Aa       AA        6,385,080
 2,700,000   Capital Appreciation,
               6.900% 02/01/03++...   Aa       AA        2,144,907
 1,000,000   Darlington County,
               South Carolina,
               Industrial
               Development Revenue,
               (Nucor Corporation
               Project), Series A,
               5.750% 08/01/23.....   A1       AA-       1,008,380
             Darlington County,
               South Carolina,
               Pollution Control
               Revenue:
 1,500,000   6.600% 11/01/10.......   A2       A         1,646,955
 1,000,000   (MBIA Insured),
               6.600% 11/01/10.....   Aaa      AAA       1,115,480
 1,300,000   Dorchester County,
               South Carolina,
               School District No.
               2, GO, (MBIA SCSDE
               Insured),
               6.800% 07/01/99.....   Aaa      NR        1,386,320
             Florence South
               Carolina, Water and
               Sewer Revenue
               Refunding, (AMBAC
               Insured):
 1,000,000   4.700% 03/01/01.......   Aaa      AAA       1,014,470
 1,250,000   5.15% 03/01/06........   Aaa      AAA       1,293,550
 2,000,000   Georgetown County,
               South Carolina,
               Pollution Control
               and Industrial
               Revenue Refunding,
               6.250% 06/15/05.....   A3       A-        2,148,340

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             Grand Strand Water and
               Sewer Authority
               Revenue Refunding,
               (MBIA Insured):
$1,000,000   5.700% 06/01/00.......   Aaa      AAA    $  1,037,440
 1,000,000   5.900% 06/01/01.......   Aaa      AAA       1,054,410
 1,000,000   6.000% 06/01/02.......   Aaa      AAA       1,068,980
 1,950,000   6.300% 06/01/05.......   Aaa      AAA       2,124,427
 1,000,000   6.400% 06/01/07.......   Aaa      AAA       1,092,730
             Greenville, South
               Carolina, Hospital
               Facilities Revenue
               Refunding:
 2,110,000   7.200% 05/01/00.......   Aa       AAA       2,305,196
 1,000,000   Series A,
               5.400% 05/01/07.....   Aa       AA-       1,043,280
 4,000,000   Series B,
               5.250% 05/01/17.....   Aa3      AA-       3,951,600
             Series C:
 1,000,000   5.300% 05/01/04.......   NR       AA-       1,031,320
 4,000,000   5.400% 05/01/05.......   NR       AA-       4,153,480
 2,100,000   5.500% 05/01/11.......   NR       AA-       2,141,601
 1,000,000   Greenville, South
               Carolina, Industrial
               Revenue Refunding,
               (Monsanto Company
               Project),
               7.500% 10/01/07.....   A1       NR        1,076,930
             Greenville, South
               Carolina, Waterworks
               Revenue, Water
               Utility
               Improvements:
 2,000,000   6.000% 02/01/06.......   Aa1      AA        2,202,100
 1,000,000   6.000% 02/01/08.......   Aa1      AA        1,111,460
             Greenwood, South
               Carolina, Combined
               Public Utilities,
               Revenue Refunding
               and Improvement,
               (AMBAC Insured):
 1,885,000   5.500% 12/01/06.......   Aaa      AAA       2,000,645
 2,000,000   5.500% 12/01/07.......   Aaa      AAA       2,112,902
 1,060,000   5.500% 12/01/08.......   Aaa      AAA       1,112,502
             Greer, South Carolina,
               Combined Public
               Utilities, Revenue
               Refunding and
               Improvement, (AMBAC
               Insured):
 3,900,000   4.750% 09/01/11.......   Aaa      AAA       3,783,897
 3,500,000   5.000% 09/01/17.......   Aaa      AAA       3,371,620
             Horry County, South
               Carolina, School
               District, GO:
 1,220,000   (SCSDE Insured),
               7.000% 01/01/04.....   Aa1      AA        1,336,242
 1,275,000   (MBIA SCSDE Insured),
               5.700% 03/01/16.....   Aaa      AAA       1,310,930

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
$1,000,000   Kershaw County, South
               Carolina, School
               District, GO, (SCSDE
               Insured),
               6.400% 07/01/06.....   Aa1      AA     $  1,077,450
 1,725,000   Lancaster County,
               South Carolina,
               School District, GO,
               (MBIA Insured),
               6.500% 07/01/07.....   Aaa      AAA       1,902,036
 1,000,000   Lexington and Richland
               Counties School
               District, South
               Carolina, GO,
               6.450% 02/01/99.....   Aa1      AA        1,032,730
 2,000,000   Lexington, South
               Carolina, Water and
               Sewer Authority
               Revenue,
               5.450% 04/01/19.....   Aa1      AA        1,977,540
             Medical University of
               South Carolina,
               Hospital Facilities
               Revenue, Series A:
 2,100,000   6.400% 07/01/99.......   A        A+        2,177,469
 1,000,000   6.900% 07/01/99          A        A+        1,046,080
             Refunding:
 2,000,000   7.000% 07/01/01.......   A        A+        2,167,100
 4,500,000   7.000% 07/01/02.......   A        A+        4,875,975
 3,725,000   7.200% 07/01/05.......   A        A+        4,023,000
 2,500,000   Myrtle Beach, South
               Carolina, Sewer and
               Water Improvements,
               Revenue Refunding,
               (MBIA Insured),
               5.000% 03/01/03.....   A        A+        2,573,975
             North Charleston,
               South Carolina,
               Refunding, GO:
 1,750,000   5.600% 088/01/07......   A        AA-       1,856,838
 1,725,000   5.750% 08/01/08.......   A        AA-       1,840,127
 1,000,000   North Charleston,
               South Carolina,
               Sewer, Revenue
               Refunding,
               6.000% 07/01/02.....   Aaa      AAA       1,072,300
 3,025,000   Oconee County, South
               Carolina, Pollution
               Control, (Duke Power
               Co. Project),
               5.800% 04/01/14.....   Aa       A         3,116,688
             Oconee County, South
               Carolina, School
               District, GO:
 1,000,000   5.100% 01/01/13.......   A        A           995,520
             Refunding, Series B:
 1,500,000   6.000% 03/01/99.......   A        A         1,540,125
 1,505,000   6.100% 03/01/00.......   A        A         1,568,662
PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             Piedmont Municipal
               Power Agency, South
               Carolina, Electric
               Revenue Refunding
               (FGIC Insured):
$1,500,000   5.600% 01/01/00.......   Aaa      AAA    $  1,549,215
 1,850,000   6.850% 01/01/07.......   A        A         2,014,391
             Series A:
 1,000,000   6.250% 01/01/13.......   Aaa      AAA       1,072,240
 1,715,000   Unrefunded Balance,
               6.125% 01/01/03.....   Aaa      AAA       1,848,101
             Revenue Bonds, (MBIA
               Insured):
 9,000,000   Series B,
               5.250% 01/01/09.....   Aaa      AAA       9,214,470
 1,600,000   (South Carolina
               Electric Company
               Project),
               6.000% 01/01/05.....   Aaa      AAA       1,748,016
             Richland County, South
               Carolina, GO:
 1,000,000   6.250% 03/01/09.......   NR       AA        1,064,460
             Series B:
 2,020,000   4.750% 03/01/03.......   Aa       AA        2,061,511
 2,250,000   4.950% 03/01/05.......   Aa       AA        2,316,038
             Richland County, South
               Carolina, PCR,
               (Union Camp
               Corporation
               Project):
 1,000,000   Series B,
             6.625% 05/01/22.......   A1       A-        1,073,990
             Series C:
 4,000,000   5.875% 11/01/02.......   A1       A-        4,236,200
 1,000,000   6.350% 11/01/07.......   A1       A-        1,083,460
             Richland County, South
               Carolina, Revenue
               Refunding and
               Improvement:
 2,040,000   5.900% 12/01/01.......   Aa       AA        2,174,456
 1,500,000   7.125% 12/31/01.......   NR       A         1,532,295
 2,120,000   Series B,
               4.850% 03/01/04.....   Aa       AA        2,171,579
             Richland County, South
               Carolina, School
               District:
 5,000,000   No. 1, GO, (State Aid
               Withholding),
               4.625% 03/01/22.....   Aa       AA-       4,572,500
             No. 2, Refunding
               Series A, GO, (MBIA
               Insured):
 1,330,000   4.800% 03/01/03.......   Aaa      AAA       1,359,220
 1,590,000   4.800% 03/01/04.......   Aaa      AAA       1,631,308
 1,655,000   5.000% 03/01/05.......   Aaa      AAA       1,706,653
 1,395,000   Richland County, South
               Carolina, Solid
               Waste Disposal
               Facilities Revenue,
               (Union Camp
               Corporation
               Project), Series A,
               6.750% 05/01/22.....   A1       A-        1,509,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
$1,000,000   Rock Hill, South
               Carolina, Combined
               Public Utility
               Systems Revenue,
               6.200% 01/01/03.....   Aaa      AAA    $  1,070,960
 2,410,000   Rock Hill, South
               Carolina, School
               District No. 3,
               Refunding, Series B,
               (FGIC Insured),
               5.900% 02/01 02.....   Aaa      AAA       2,557,974
             South Carolina State,
               Capital Improvement,
               GO, Series A:
 6,135,000   3.500% 07/01/06.......   Aaa      AAA       5,648,739
 2,000,000   4.250% 03/01/09.......   Aaa      AAA       1,883,920
 4,000,000   South Carolina State,
               Educational
               Facilities for
               Nonprofit
               Institutions,
               (Furman University
               Project), Series A,
               5.500% 10/01/26.....   Aaa      AAA       4,009,800
             South Carolina State,
               Jobs Economic
               Development
               Authority Hospital
               Facilities Revenue:
 6,500,000   5.450% 08/01/15.......   Aaa      AAA       6,511,765
 1,500,000   (Oconee Memorial
               Hospital),
               6.150% 03/01/15.....   NR       AAA       1,584,405
             South Carolina State,
               Housing Finance and
               Development
               Authority:
 1,235,000   Homeownership Mortgage
               Purchase, Series A,
               5.550% 07/01/15.....   Aa       AA        1,249,474
             Multi-family Housing
               Revenue:
 2,655,000   Rental Housing
               Revenue, (Windsor
               Shores Project),
               Series B, (FHA
               Insured),
               5.600% 07/01/16.....   NR       AA        2,645,601
 4,595,000   Series A, (FNMA
               Insured),
               6.800% 11/15/11.....   Aaa      NR        4,880,028
 5,000,000   (United Dominion
               Project),
               6.500% 05/01/24.....   NR       BBB+      5,258,850


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             South Carolina State,
               Public Service
               Authority, Revenue
               Bonds:
$1,000,000   Series A,
               5.200% 07/01/03.....   Aa       A+     $  1,038,660
             Series A, Refunded:
 1,500,000   5.300% 07/01/05.......   Aa2      A+        1,566,840
 3,000,000   6.200% 07/01/05.......   Aa2      A+        3,249,570
 1,000,000   6.375% 07/01/11.......   Aa2      A+        1,075,010
 1,000,000   Series B,
               6.700% 07/01/02.....   Aaa      A+        1,097,490
 1,000,000   Series B, Refunded,
               6.600% 07/01/01.....   Aaa      A+        1,082,440
 2,000,000   Series C, Refunded,
               5.100% 01/01/11.....   Aaa      AAA       1,997,540
 3,000,000   South Carolina State
               Refunding Capital
               Improvement, GO,
               4.400% 04/01/04.....   Aaa      AA+       3,006,720
 1,750,000   South Carolina State
               Revenue Bonds, GO,
               Series W,
               6.000% 05/01/01.....   Aaa      AA+       1,857,975
 1,000,000   South Carolina State,
               University of South
               Carolina, GO, Series
               B,
               6.000% 03/01/01.....   Aaa      NR        1,057,160
 1,000,000   Spartanburg, South
               Carolina, Health
               Services District
               Inc. Hospital
               Revenue, Series B,
               Refunding,
               5.125% 04/15/17.....   Aaa      AAA         969,370
             Spartanburg, South
               Carolina, Waterworks
               and Sewer System
               Authority, Revenue
               Refunding and
               Improvement:
 3,445,000   6.200% 06/01/09.......   A1       AA-       3,671,957
   720,000   6,250% 06/01/12.......   A1       AA-         765,814
             Spartanburg County,
               South Carolina, GO:
 1,025,000   5.800% 02/01/05.......   Aa3      AA-       1,102,162
 1,005,000   5.700% 02/01/06.......   A1       A+        1,073,471
 1,000,000   5.700% 02/01/09.......   Aa3      AA-       1,053,390
 1,200,000   Walhalla, South
               Carolina, Revenue
               Refunding,
               3.750% 02/01/00+....   Aa3      NR        1,200,000
 1,000,000   West Colombia, South
               Carolina, Water and
               Sewer, Revenue
               Refunding, (MBIA
               Insured),
               6.300% 10/01/07.....   Aa3      AA-       1,093,010

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             Western Carolina
               Regional Sewer
               Systems Authority,
               (AMBAC Insured):
$1,000,000   5.600% 03/01/01.......   AAA      AAA    $  1,043,800
 2,500,000   5.000% 03/01/02.......   Aaa      Aaa       2,569,675
 1,000,000   5.800% 03/01/03.......   Aaa      AAA       1,064,710
 1,000,000   5.900% 03/01/04.......   Aaa      AAA       1,064,960
 1,000,000   5.500% 03/01/10.......   Aaa      AAA       1,032,510
 1,000,000   6.750% 03/01/00.......   AAA      AAA       1,061,110
             York County, South
               Carolina, GO:
 1,000,000   6.700% 06/01/99.......   A        A         1,043,440
 2,320,000   4.750% 06/01/07.......   Aaa      AAA       2,334,755
 1,000,000   York County, South
               Carolina, Industrial
               Development Revenue,
               Exempt Facility,
               (Hoechst Celanese
               Corporation
               Project), AMT,
               5.700% 01/01/24.....   A2       A+        1,003,100
 4,000,000   York County, South
               Carolina, PCR
               Refunding, (Bowater
               Inc. Project),
               Series B,
               6.850% 04/01/01.....   Baa1     BBB       4,244,040
 3,000,000   York County, South
               Carolina, PCR,
               3.700% 09/15/14+....   Aa3      AA-       3,000,330
                                                      ------------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $258,455,614)..........           273,482,802
                                                      ============

                                                         VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUND -- 0.1%
  (Cost $141,000)
    141,000   AIM Tax-Exempt Fund.......              $    141,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $258,596,614*)..................   99.0%      $273,623,802
OTHER ASSETS AND
  LIABILITIES (NET).....................    1.0          2,712,051
                                          -----        -----------
NET ASSETS..............................  100.0%      $276,335,853
                                          =====        ===========

---------------
 * Aggregate cost for Federal tax purposes.
 + Variable rate note. The interest rate shown reflects the rate in effect at
   September 30, 1997.
++ Zero coupon security. The rate shown reflect the yield to maturity.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FHA       Federal Housing Authority
GO        General Obligation
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
SCSDE     South Carolina School District Enhancement
VA        Veterans Administration

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

MBIA      15.4%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue                   10.6%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.3%
             SOUTH CAROLINA -- 86.6%
$  750,000   Berkeley County, South
               Carolina, PCR, (South
               Carolina Electric and
               Gas Company),
               6.500% 10/01/14......   A2       A1+    $   814,905
   525,000   Camden, South Carolina,
               Combined Public
               Utilities Revenue,
               Refunding and
               Improvement, (MBIA
               Insured),
               4.900% 03/01/06......   Aaa      AAA        536,240
   500,000   Charleston, South
               Carolina, GO,
               6.500% 06/01/11......   Aa       AA         546,920
   500,000   Charleston County,
               South Carolina,
               Hospital Facilities
               Revenue, (Bon Secours
               Health Systems
               Project), (FSA
               Insured),
               5.625% 08/15/25......   Aaa      AAA        502,645
 1,000,000   Chester County, South
               Carolina, Industrial
               Development
               Authority, Revenue
               Refunding, (Springs
               Industries Inc.
               Project),
               7.350% 02/01/14......   NR       BBB+     1,084,110
   500,000   Clemson University,
               South Carolina,
               Stadium Refunding
               Bonds, Student and
               Faculty Housing,
               Series M, (MBIA
               Insured),
               6.600% 06/01/08......   Aaa      AAA        535,810
 1,000,000   Columbia, South
               Carolina, Waterworks
               and Sewer System
               Revenue,
               5.500% 02/01/09......   Aa       AA       1,064,180
             Darlington County,
               South Carolina,
               Industrial
               Development Revenue:
   750,000   (Nucor Corporation
               Project), Series A,
               5.750% 08/01/23......   A1       AA-        756,285
   500,000   (Sonoco Products
               Company Project),
               6.125% 06/01/25......   A2       A+         522,575
   500,000   Darlington County,
               South Carolina, PCR,
               (Carolina Power and
               Light Company
               Project),
               6.600% 11/01/10......   A2       A/A-1      548,985

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
             Dorchester County,
               South Carolina,
               School District No.
               2, GO, (FGIC
               Insured):
$  500,000   4.800% 07/01/05........   Aaa      AAA    $   509,695
   500,000   (Student Aid
               Withholding),
               5.125% 02/01/13......   Aaa      AAA        499,125
   500,000   Georgetown County,
               South Carolina, PCR,
               (International Paper
               Company Project),
               6.250% 06/15/05......   A3       A-         537,085
   300,000   Greenville, South
               Carolina, Hospital
               Facilities Revenue
               Refunding, Series C,
               5.500% 05/01/11......   NR       AA-        305,943
   710,000   Greer, South Carolina,
               Combined Utility
               Systems Revenue,
               (AMBAC Insured),
               5.000% 09/01/17......   Aaa      AAA        683,957
   500,000   Lexington, South
               Carolina, Water and
               Sewer Revenue,
               5.500% 04/01/29......   NR       AA         491,910
 1,000,000   Piedmont Municipal
               Power Agency, South
               Carolina, Electric
               Revenue Bonds, Series
               B, (MBIA Insured),
               5.250% 01/01/09......   Aaa      AAA      1,023,830
 1,000,000   Richland County, South
               Carolina, School
               District No. 1, GO,
               (State Aid
               Withholding),
               4.625% 03/01/22......   Aa       AA-        914,500
   525,000   Richland County, South
               Carolina, Sewer
               System Revenue, GO,
               Series A,
               5.500% 03/01/17......   Aa       AA         532,403
   500,000   Richland County, South
               Carolina, Waste
               Disposal Facilities,
               Revenue Refunding,
               (Union Camp
               Corporation Project),
               Series A, AMT,
               6.750% 05/01/22......   A1       A-         540,905
   750,000   South Carolina State,
               Capital Improvement,
               4.400% 04/01/04......   Aaa      AA+        751,680

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             SOUTH CAROLINA -- (CONTINUED)
$1,000,000   South Carolina, State
               Educational
               Facilities Authority,
               (Furman University
               Project), Series A,
               (MBIA Insured),
               5.500% 10/01/26......   Aaa      AAA    $ 1,002,450
   500,000   South Carolina State,
               Jobs-Economic
               Development
               Authority, Hospital
               Facilities Revenue,
               First Mortgage,
               (Lowman Home-Trinity
               Lutheran Home
               Project),
               6.700% 09/01/20......   NR       NR         509,450
   500,000   York County, South
               Carolina, GO, (AMBAC
               Insured),
               4.750% 06/01/07......   Aaa      AAA        503,180
   900,000   York County, South
               Carolina, PCR
               Refunding, (Bowater
               Inc. Project), Series
               B,
               6.850% 04/01/01......   Baa1     BBB        954,909
                                                       -----------
                                                        16,673,677
                                                       -----------
             COLORADO -- 1.6%
 1,000,000   E-470 Public Highway
               Authority, Colorado,
               Revenue Capital
               Appreciation, Series
               B, (MBIA Insured),
               5.470% 09/01/18+.....   Aaa      AAA        321,410
                                                       -----------
             OHIO -- 2.7%
   500,000   Dayton, Ohio, Special
               Facilities Revenue
               Refunding, (Emery Air
               Freight Corporation
               Project), Series F,
               6.050% 10/01/09......   NR       BBB-       528,070
                                                       -----------

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PUERTO RICO -- 5.4%
$1,000,000   Puerto Rico, Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage-Portfolio
               I), AMT, (GNMA/FNMA/
               FHLMC Collateral),
               6.250% 04/01/29.......  Aaa      AAA    $ 1,037,700
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $17,756,868)....                   18,560,857
                                                       ===========
   SHARES
 ---------
MONEY MARKET FUND -- 2.4%
  (Cost $451,000)
   451,000   AIM Tax-Exempt Fund.....                      451,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $18,207,868*)................       98.7%       19,011,857
OTHER ASSETS AND
  LIABILITIES (NET)..................        1.3           240,753
                                           -----       -----------
NET ASSETS...........................      100.0%      $19,252,610
                                           =====       ===========

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown reflects the yield to maturity.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

MBIA      18.0%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue                   33.1%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.1%
             TENNESSEE -- 93.7%
             Anderson County,
               Tennessee, Health and
               Educational
               Facilities Board,
               (Methodist Medical
               Center):
$  585,000   5.000% 07/01/01........   A1       NR     $   595,056
 1,000,000   5.400% 07/01/04........   A1       NR       1,029,770
             Chattanooga-Hamilton
               County, Tennessee,
               Hospital Authority
               Revenue, GO,
               (Erlanger Medical
               Center), (FSA
               Insured):
   500,000   5.000% 10/01/00........   Aaa      AAA        512,310
 1,700,000   5.375% 10/01/04........   Aaa      AAA      1,791,630
 1,000,000   5.500% 10/01/07........   Aaa      AAA      1,066,550
             Hamilton County,
               Tennessee, GO:
 1,750,000   5.000% 07/01/01........   Aa       NR       1,799,858
   500,000   6.400% 09/01/04........   Aa       NR         539,770
 1,145,000   Harpeth VY Utilities
               Revenue Refunding,
               5.000% 09/01/01......   A1       A        1,176,911
 1,600,000   Knox County, Tennessee,
               Health, Educational
               and Housing
               Facilities Board,
               Hospital Facilities
               Revenue, Refunding
               and Improvement,
               (Baptist Health
               System of East
               Tennessee, Inc.
               Project), (CONNIE LEE
               Insured),
               5.500% 04/15/11......   NR       AAA      1,622,432
   500,000   Knoxville, Tennessee,
               Refunding and
               Improvement, GO,
               Series A, (MBIA
               Insured),
               5.250% 05/01/03......   Aaa      AAA        522,590
   500,000   Madison County,
               Tennessee, GO, Series
               A,
               5.850% 08/01/03......   A1       NR         534,130
 1,500,000   Maury County,
               Tennessee, Industrial
               Development Board,
               PCR, Multi-Modal
               Refunding, (Saturn
               Corporation Project),
               General Motors
               Guaranty Agreement,
               6.500% 09/01/24......   A3       A-       1,632,600
             McMinn County,
               Tennessee, Industrial
               Development Board,
               PCR, Refunding:
 1,800,000   (Bowater Inc. Project),
               6.850% 04/01/01......   Baa1     BBB      1,935,971

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
$1,000,000   (Recycling Facility-
               Calhoun Newsprint):
               7.400% 12/01/22......   Baa1     BBB    $ 1,113,120
             Memphis, Tennessee,
               Electric System
               Revenue:
 1,000,000   Pre-refunded,
             6.000% 01/01/05........   NR       NR       1,091,220
   500,000   Refunding,
             5.000% 01/01/99........   Aa       AA         506,630
             Memphis, Tennessee, GO:
   500,000   6.000% 07/01/03........   Aa       AA         543,405
   300,000   5.250% 03/01/12........   Aa       AA         300,828
 2,255,000   5.000% 07/01/17........   Aa       AA       2,186,020
 1,000,000   Memphis, Tennessee,
               Shelby County,
               Apartment, GO,
               6.750% 09/01/12......   Aa       AA       1,093,320
 1,500,000   Memphis, Tennessee,
               Water Revenue,
               5.900% 01/01/04......   Aa       AA       1,618,320
             Metropolitan
               Government,
               Nashville and
               Davidson County,
               Tennessee, Health and
               Educational
               Facilities Board
               Revenue, Refunding
               and Improvement,
               (Meharry Medical
               College Project),
               (AMBAC Insured):
   505,000     6.000% 12/01/08......   Aaa      AAA        561,504
   295,000   6.000% 12/01/09........   Aaa      AAA        328,763
   200,000   6.000% 12/01/09........   Aaa      AAA        220,538
   750,000   Metropolitan
               Government,
               Nashville and
               Davidson County,
               Tennessee, Refunding,
               GO,
               5.250% 05/15/07......   Aa       AA         791,108
 1,000,000   Metropolitan
               Government,
               Nashville and
               Davidson
               County, Tennessee,
               Health and
               Educational
               Facilities Board,
               Revenue Refunding,
               (FNMA Collateral),
               (Multi-Family
               Housing, Welch Bend
               Apartments), Series
               A,
               5.500% 01/01/27+.....   NR       AAA      1,033,600
             Metropolitan
               Government,
               Nashville and
               Davidson County,
               Tennessee, Water and
               Sewer, Revenue
               Refunding:
 1,000,000   4.600% 01/01/01........   Aaa      AAA      1,013,810
   600,000   6.500% 01/01/10........   Aaa      AAA        691,794
 1,000,000   Rutherford County,
               Tennessee, Capital
               Outlay Notes, Series
               A,
               6.500% 05/01/06......   Aa       AA-      1,138,040

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
$1,345,000   Rutherford County,
               Tennessee, Public
               Improvements,
               6.000% 04/01/06......   Aa       AA-    $ 1,488,242
             Shelby County,
               Tennessee, Revenue
               Refunding, GO:
 1,000,000   Series A,
               5.000% 03/01/03......   Aa2      AA+      1,031,530
 1,000,000   Series B,
               6.000% 03/01/08......   Aa2      AA+      1,057,460
             Shelby County,
               Tennessee, Health,
               Educational and
               Housing Facilities
               Board:
   500,000   6.250% 08/01/09........   Aaa      AAA        563,400
   520,000   Series D, (MBIA
               Insured),
               5.300% 08/15/04......   Aaa      AAA        548,174
   500,000   Shelby County,
               Tennessee, Public
               Improvement, GO,
               Series A,
               5.625% 06/01/06......   Aa       AA+        538,120
 1,000,000   Sumner County,
               Tennessee, Solid
               Waste Revenue,
               5.125% 08/01/03......   Aaa      AAA      1,036,380
             Tennessee Housing
               Development Agency,
               Mortgage Finance,
               AMT:
   700,000   5.850% 07/01/17........   Aa2      AA         710,633
             Series A:
 1,000,000   5.100% 07/01/01........   A1       A+       1,019,810
   200,000   6.300% 01/01/08........   A1       A+         207,460
   300,000   Series B,
               6.550% 07/01/19......   A1       A+         313,983
             Tennessee State, GO,
               Series A:
 1,000,000   7.000% 03/01/03........   Aaa..    AA+      1,131,830
 1,000,000   5.200% 03/01/05........   Aaa..    AA+      1,050,140
   305,000   7.000% 03/01/05........   Aaa..    AA+        354,721
 1,000,000   Tennessee State, Local
               Development Revenue
               Refunding, Series A,
               5.050% 03/01/01......   A        AA-      1,023,260
   500,000   Tennessee State, School
               Board Authority
               Higher Education
               Revenue, Series A,
               6.000% 05/01/05......   A1       AA         536,000

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
$  500,000   Tennessee State,
               Volunteer State
               Student Funding
               Corporation,
               Educational Loan
               Revenue, Series B,
               4.850% 06/01/99......   Aa       NR     $   503,235
 1,000,000   Williamson County,
               Tennessee, Revenue
               Refunding, GO,
               5.750% 03/01/03......   Aa       NR       1,067,900
   730,000   Williamson County,
               Tennessee, Capital
               Outlay Notes,
               5.700% 05/01/02......   Aa       NR         773,034
                                                       -----------
                                                        43,946,910
                                                       -----------
             PUERTO RICO -- 4.4%
   600,000   Puerto Rico Electric
               Power Authority,
               Power Revenue, Series
               P,
               6.750% 07/01/03......   Baa1..   BBB+       653,406
   600,000   Puerto Rico, Housing,
               Bank and Finance
               Agency, Single-family
               Mortgage Revenue,
               (Affordable Housing
               Mortgage -  Portfolio
               I), AMT, (GNMA/FNMA/
               FHLMC Collateral),
               5.450% 04/01/05......   Aaa..    AAA        616,944
   750,000   Puerto Rico,
               Industrial, Tourist,
               Educational, Medical
               and Environmental
               Control Facilities
               Financing Authority,
               (Ryder Memorial
               Hospital Project),
               Series A,
               6.400% 05/01/09......   NR       BBB        797,505
                                                       -----------
                                                         2,067,855
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $44,165,499)............           46,014,765
                                                       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

                                                          VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.9%
  (Cost $431,000)
   431,000   AIM Tax-Exempt Fund.........              $   431,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $44,596,499*)....................   99.0%       46,445,765
OTHER ASSETS AND
  LIABILITIES (NET)......................    1.0           456,571
                                           -----       -----------
NET ASSETS...............................  100.0%      $46,902,336
                                           =====       ===========

---------------
* Aggregate cost for Federal tax purposes.
+ Variable rate note. The interest rate shown reflects the rate in effect at September 30, 1997.

ABBREVIATIONS:

AMBAC         American Municipal Bond Assurance Corporation
AMT           Alternative Minimum Tax
CONNIE LEE    College Construction Loan Association
FHLMC         Federal Home Loan Mortgage Corporation
FNMA          Federal National Mortgage Association
FSA           Financial Security Assurance
GNMA          Government National Mortgage Association
GO            General Obligation
MBIA          Municipal Bond Investors Assurance
NR            Not Rated
PCR           Pollution Control Revenue

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue                   12.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 92.8%
             TENNESSEE -- 84.1%
$  250,000   Chattanooga-Hamilton
               County, Tennessee,
               Hospital Authority
               Revenue, GO,
               (Erlanger Medical
               Center), (FSA
               Insured),
               5.500% 10/01/07......   Aaa      AAA    $   266,637
   500,000   Humphreys County,
               Tennessee, Industrial
               Development Board,
               Solid Waste
               Disposal Revenue, (du
               Pont (E.I.) de
               Nemours & Company
               Project), AMT,
               6.700% 05/01/24......   Aa3      AA-        549,005
             Knox County, Tennessee,
               Health, Educational
               and Housing
               Facilities Board,
               Hospital Facilities
               Revenue, Refunding
               and Improvement:
   400,000   (Baptist Health System
               of East Tennessee,
               Inc. Project),
               (CONNIE LEE Insured),
               5.500% 04/15/11......   NR       AAA        405,608
   300,000   (Fort Sanders Alliance
               Project), (MBIA
               Insured),
               7.250% 01/01/09......   Aaa      AAA        363,591
   250,000   Knoxville, Tennessee,
               Water Authority
               Revenue, Refunding
               and Improvement,
               5.100% 04/01/10......   Aa       AA-        250,237
   200,000   Loudon County,
               Tennessee, Industrial
               Development Board,
               Solid Waste Disposal
               Revenue, (Kimberly-
               Clark Corporation
               Project), AMT,
               6.200% 02/01/23......   Aa2      AA         210,682
   270,000   Maury County,
               Tennessee, Industrial
               Development Board,
               PCR, Multi-Modal
               Refunding, (Saturn
               Corporation Project),
               General Motors
               Guaranty Agreement,
               6.500% 09/01/24......   A3       A-         293,867

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
$  250,000   McMinn County,
               Tennessee, Industrial
               Development Board,
               Solid Waste
               Recycling Facility
               Revenue, (Calhoun
               Newsprint Project),
               AMT,
               7.400% 12/01/22......   Baa1     BBB    $   278,280
   300,000   Memphis, Tennessee,
               Electric System
               Revenue Refunding,
               4.900% 01/01/11......   Aa       AA         292,218
   500,000   Memphis, Tennessee, GO,
               5.000% 07/01/17......   Aa2      AA         484,705
             Memphis-Shelby County,
               Tennessee, Airport
               Authority, Special
               Facilities and
               Project Revenue
               Refunding, (Federal
               Express Corporation
               Project), AMT:
   250,000   6.750% 09/01/12........   Baa2     BBB        273,330
   100,000   6.200% 07/01/14........   Baa2     BBB        103,467
   350,000   Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Electric
               Revenue, Series A,
               5.625% 05/15/14......   Aa       AA         366,958
             Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Health and
               Educational
               Facilities Board
               Revenue, Refunding
               and Improvement,
               (Meharry Medical
               College Project),
               (AMBAC Insured):
   300,000   6.000% 12/01/09........   Aaa      AAA        334,335
   250,000   7.000% 12/01/11........   Aaa      AAA        292,763
   300,000   6.000% 12/01/16........   Aaa      AAA        330,807
   250,000   Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Refunding,
               GO,
               5.250% 05/15/07......   Aa       AA         263,703
             Metropolitan
               Government, Nashville
               and Davidson County,
               Tennessee, Water and
               Sewer Revenue, (FGIC
               Insured):
   300,000   6.500% 01/01/10........   Aaa      AAA        345,896
   300,000   5.200% 01/01/13........   Aaa      AAA        306,585

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TENNESSEE -- (CONTINUED)
$  250,000   Rutherford County,
               Tennessee, Capital
               Outlay Notes, GO,
               Series A,
               6.500% 05/01/06......   Aa       AA-     $  284,510
   300,000   Rutherford County,
               Tennessee, Public
               Improvement, GO,
               6.000% 04/01/06......   Aa       AA-        331,950
   240,000   Shelby County,
               Tennessee, School
               Bonds, GO, Series A,
               5.900% 03/01/15......   Aa       AA+        248,650
   250,000   Sumner County,
               Tennessee, Health,
               Education and Housing
               Facilities Board
               Revenue Refunding,
               (Sumner Regional
               Health System Inc.),
               7.000% 11/01/03......   NR       A-         276,220
   300,000   Tennessee Housing
               Development Agency,
               AMT, (Homeowner
               PG-3),
               5.850% 07/01/17......   Aa2      AA         304,557
   250,000   Tennessee State, GO,
               Series A,
               7.000% 03/01/05......   Aaa      AA+        290,755
   250,000   Tennessee State, Local
               Development Revenue,
               Series A,
               5.750% 03/01/11......   A        AA-        260,393
                                                        ----------
                                                         8,009,709
                                                        ----------
             PUERTO RICO -- 8.7%
   500,000   Puerto Rico,
               Industrial, Tourist,
               Educational, Medical
               and Environmental
               Control
               Facilities Financing
               Authority, (Ryder
               Memorial Hospital
               Project), Series A,
               6.600% 05/01/14......   NR       BBB        533,335

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
      ------------------------------------------------------------
                          MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             PUERTO RICO -- (CONTINUED)
   300,000   Puerto Rico Public
               Building Authority,
               Guaranteed Public
               Education and
               Health Facilities
               Revenue Refunding,
               Series M,
               5.500% 07/01/21......   Baa1     A          297,225
                                                        ----------
                                                           830,560
                                                        ----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $8,304,080).............            8,840,269
                                                        ==========

  SHARES
  ------
MONEY MARKET FUNDS -- 4.7%
  (Cost $445,000)
   445,000   AIM Tax-Exempt Fund..........              $  445,000
                                                        ==========
TOTAL INVESTMENTS
  (Cost $8,749,080*)......................   97.5%       9,285,269
OTHER ASSETS AND
  LIABILITIES (NET).......................    2.5          240,405
                                            -----       ----------
NET ASSETS................................  100.0%      $9,525,674
                                            =====       ==========

---------------
* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC          American Municipal Bond Assurance Corporation
AMT            Alternative Minimum Tax
CONNIE LEE     College Construction Loan Association
FGIC           Federal Guaranty Insurance Corporation
FSA            Financial Security Assurance
GO             General Obligation
MBIA           Municipal Bond Investors Assurance
NR             Not Rated
PCR            Pollution Control Revenue

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

AMBAC        10.3%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue                   18.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.5%
              TEXAS -- 80.8%
$   500,000   Alief, Texas,
                Independent School
                District, GO,
                (PSFG Insured),
                5.000% 02/15/18....   Aaa      AAA     $   481,415
  1,450,000   Alliance Airport
                Authority Inc.,
                Texas, Special
                Facilities Revenue,
                (American Airlines
                Inc. Project), AMT,
                7.000% 12/01/11....   Baa2     BB+       1,674,895
    750,000   Amarillo, Texas,
                Junior College
                District, GO, (FGIC
                Insured),
                7.600% 02/15/06....   Aaa      AAA         888,697
              Arlington, Texas,
                Independent School
                District, GO:
  1,750,000   6.750% 08/15/99......   Aa2      NR        1,836,328
  1,000,000   6.750% 08/15/00......   Aa2      NR        1,070,560
    940,000   ETM, (PSFG Insured),
                5.800% 02/15/02....   Aaa      NR          996,409
  1,725,000   Pre-refunded, (PSFG
                Insured),
                6.100% 02/15/02....   Aaa      NR        1,841,869
  1,000,000   Series A,
                6.375% 08/15/01....   Aaa      NR        1,480,848
              Unrefunded,
                (PSFG Insured):
  1,060,000   5.800% 02/15/02......   Aaa      NR        1,123,611
  3,275,000   6.100% 02/15/05......   Aaa      NR        3,479,458
  1,000,000   Arlington, Texas,
                Waterworks and
                Sewer Revenue,
                Refunding and
                Improvement
                Revenue,
                (FGIC Insured),
                6.100% 06/01/02....   Aaa      AAA       1,076,220
              Austin, Texas, GO:
  5,750,000   5.500% 09/01/04......   Aa2      AA        6,120,070
  2,000,000   Public Improvement,
                (AMBAC Insured),
                5.900% 09/01/05....   Aaa      AAA       2,121,340
    965,000   Unrefunded, Series A,
                8.875% 09/01/00....   Aa2      AA        1,089,755
              Austin, Texas,
                Utility System
                Revenue,
                (AMBAC Insured):
  4,275,000   6.250% 11/15/03......   Aaa      AAA       4,700,149
  3,000,000   6.250% 11/15/05......   Aaa      AAA       3,279,690
    985,000   Bell County, Texas,
                Health Facilities
                Development,
                Corporate Revenue
                Refunding, (Central
                Texas Pooled
                Health), Series A,
                4.750% 10/01/23....   NR       AA-         992,476

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 1,000,000   Brazos, Texas, Higher
                Education Authority
                Inc., Revenue
                Refunding, Senior
                Lien, Series A-2,
                AMT, (Guaranteed
                Student Loans),
                6.050% 06/01/03....   Aaa      NR      $ 1,053,720
  3,525,000   Clear Creek, Texas,
                Independent School
                District, GO,
                (PSFG Insured),
                5.375% 02/01/06....   Aaa      AAA       3,685,493
  5,000,000   Dallas-Fort Worth,
                Texas, Regional
                Airport Revenue,
                (Dallas-Fort Worth
                Airport Project),
                Series A,
                (MBIA Insured),
                5.400% 11/01/03....   Aaa      AAA       5,277,900
  1,500,000   Dallas, Texas, Civic
                Center Convention
                Revenue, Sr. Lien,
                (AMBAC Insured),
                6.375% 01/01/02....   Aaa      AAA       1,594,830
              Dallas, Texas, GO:
  7,000,000   5.500% 02/15/00......   Aaa      AAA       7,230,510
  3,000,000   5.600% 02/15/01......   Aaa      AAA       3,137,460
              Dallas, Texas,
                Independent School
                District,
                (PSFG Insured):
                Pre-refunded:
  1,500,000   5.600% 08/15/03......   Aaa      AAA       1,678,698
  1,575,000   5.700% 08/15/03......   Aaa      AAA       1,659,368
              Unrefunded:
  4,425,000   5.600% 08/15/05......   Aaa      AAA       4,671,251
  4,450,000   5.700% 08/15/06......   Aaa      AAA       4,706,275
    500,000   Denton, Texas, Health
                Facilities
                Development,
                Refunding,
                (AMBAC Insured),
                6.000% 05/01/05....   Aaa      AAA         532,195
              El Paso, Texas, GO,
                (FGIC Insured):
    500,000   5.100% 08/15/16......   Aaa      AAA         490,470
  1,395,000   Series C,
                5.700% 08/15/03....   Aaa      AAA       1,476,845
  1,010,000   Fort Worth, Texas,
                Independent School
                District, GO,
                7.250% 02/15/99....   Aa       AA        1,054,187
  3,500,000   Fort Worth, Texas,
                Series A, GO,
                5.300% 03/01/01....   Aa2      AA        3,625,825

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 3,000,000   Fort Worth, Texas,
                Water and Sewer
                Revenue,
                Series B,
                5.875% 02/15/00....   Aa2      AA      $ 3,119,880
  1,050,000   Garland, Texas,
                Independent School
                District, GO,
                (PSFG Insured),
                5.500% 02/15/00....   Aaa      AAA       1,083,128
  2,000,000   Garland, Texas,
                Utility System
                Revenue,
                (AMBAC Insured),
                5.900% 03/01/02....   Aaa      AAA       2,126,640
  1,000,000   Granbury, Texas,
                Independent School
                District, GO,
                (PSFG Insured),
                5.000% 08/01/09....   Aaa      AAA       1,006,260
  2,915,000   Grand Prairie, Texas,
                Independent School
                District, GO,
                (PSFG Insured),
                5.200% 02/15/24....   Aaa      AAA       2,857,429
  1,000,000   Harris County, Texas,
                Certificates of
                Obligation,
                6.000% 10/01/02....   Aa2      AA        1,072,070
  1,115,000   Harris County, Texas,
                Flood Control
                District, GO,
                Series A,
                5.800% 10/01/03....   Aa2      AA        1,187,497
              Harris County, Texas,
                GO:
  1,000,000   5.750% 10/01/03......   Aa2      AA        1,064,650
  3,000,000   6.250% 10/01/04......   Aa2      AA        3,198,270
              Harris County, Texas,
                Toll Road, Sr.
                Lien,
                (FGIC Insured):
  7,185,000   5.000% 08/15/16......   Aaa      AAA       6,921,095
  3,380,000   5.375% 08/15/20......   Aaa      AAA       3,307,938
              Harris County, Texas,
                Health Facilities
                Development
                Authority, Memorial
                Hospital:
  1,000,000   6.700% 06/01/00......   A2       A-        1,064,260
  2,655,000   Series A,
                6.000% 06/01/10....   Aaa      AAA       2,928,040
  1,000,000   Harris County, Texas,
                Health Facilities
                Development
                Authority, School
                Health Care System
                Revenue, (Sisters
                of Charity),
                6.700% 07/01/03....   Aa3      AA        1,101,160
  4,390,000   Houston, Texas, GO,
                Series C,
                6.000% 03/01/05....   Aa3      AA-       4,647,473

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 5,000,000   Houston, Texas,
                Independent School
                District,
                Refunding, GO,
                (PSFG Insured),
                5.400% 08/15/07....   Aaa      AAA     $ 5,187,950
              Houston, Texas,
                Prerefunded, Public
                Improvements,
                Series A:
  1,025,000   6.600% 04/01/01......   Aa3      AA-       1,103,843
  1,305,000   6.600% 04/01/01......   Aa3      AA-       1,405,381
  6,145,000   Houston, Texas, Water
                and Sewer Systems
                Revenue, Unrefunded
                Balance, Prior
                Lien, Series B,
                5.900% 12/01/03....   A3       A         6,631,008
  1,000,000   Hurst-Euless-Bedford
                Independent School
                District, Texas
                Refunding, GO,
                (PSFG Insured),
                5.250% 08/15/24....   Aaa      AAA         984,370
              Lewisville, Texas,
                Independent School
                District,
                Refunding, GO,
                (PSFG Insured):
  2,000,000   6.000% 08/15/00......   Aaa      Aa3       2,102,520
  2,000,000   6.100% 08/15/02......   Aaa      Aa3       2,158,520
  4,900,000   6.250% 08/15/05......   Aaa      Aa3       5,273,527
              Lower Colorado River
                Authority, Texas,
                Revenue Refunding:
 12,000,000   Junior Lien Revenue,
                (AMBAC Insured),
                5.300% 01/01/06....   Aaa      AAA      12,512,160
  1,000,000   Series A,
                (AMBAC Insured),
                6.400% 01/01/01....   Aaa      AAA       1,068,040
  1,000,000   Lubbock, Texas,
                Independent School
                District, Series A,
                (PSFG Insured),
                6.300% 08/15/04....   NR       NR        1,058,760
              Mesquite, Texas,
                Independent School
                District 1,
                Refunding, GO,
                (PSFG Insured):
  2,000,000   5.750% 08/15/03......   Aaa      AAA       2,110,340
  5,000,000   5.300% 08/15/06......   Aaa      AAA       5,213,000
  1,080,000   Midway, Texas,
                Independent School
                District, Capital
                Appreciation,
                Refunding, GO,
                (PSFG Insured),
                5.000% 08/01/06+...   Aaa      NR          707,173

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 5,000,000   North Central, Texas,
                Health Facilities
                Development
                Corporation,
                Hospital Revenue,
                (Presbyterian
                Healthcare),
                Series B,
                (MBIA Insured),
                5.500% 06/01/16....   Aaa      AAA     $ 5,031,700
              North East, Texas,
                Independent School
                District,
                (PSFG Insured):
  1,750,000   6.500% 02/01/07......   Aaa      AAA       1,965,338
  2,800,000   6.500% 02/01/07......   Aaa      AAA       3,170,916
  2,375,000   6.500% 02/01/07......   Aaa      AAA       2,702,584
  1,150,000   North Texas,
                Municipal Water
                District, Revenue
                Refunding,
                (MBIA Insured),
                5.900% 09/01/99....   Aaa      AAA       1,190,158
              Plano, Texas,
                Independent School
                District, GO,
                (PSFG Insured):
    500,000   7.250% 02/15/04......   Aaa      AAA         576,870
  1,835,000   7.000% 02/15/05......   Aaa      AAA       2,118,838
  5,000,000   4.750% 02/15/07......   Aaa      AAA       5,024,300
  1,000,000   Plano, Texas,
                Waterworks and
                Sewer Systems
                Revenue, Refunding
                and Improvement,
                (AMBAC Insured),
                6.800% 05/01/99....   Aaa      AAA       1,043,170
  1,000,000   Port of Houston
                Authority of Harris
                County, Texas,
                Revenue Bonds,
                (MBIA Insured),
                6.300% 05/01/04....   Aaa      AAA       1,074,650
  5,000,000   Round Rock, Texas,
                Independent School
                District, Capital
                Appreciation,
                Refunding, GO,
                (MBIA Insured),
                7.050% 08/15/11+...   Aaa      AAA       2,426,250
  5,625,000   Sabine River
                Authority, Texas,
                Water Supply
                Facilities Revenue,
                Refunding,
                (Lake Fork
                Project),
                6.500% 12/01/00....   NR       AA        6,023,756
  4,650,000   San Antonio, Texas,
                GO,
                5.500% 08/01/05....   Aa       AA        4,851,810


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
              San Antonio, Texas,
                Water Revenue:
$   115,000   Prerefunded, ETM,
                (FGIC Insured),
                5.900% 05/15/00....   NR       AAA     $   120,067
  2,385,000   Unrefunded Balance,
                (FGIC Insured),
                5.900% 05/15/00....   NR       AAA       2,491,276
  1,000,000   Tarrant County,
                Texas, GO,
                6.750% 07/15/07....   NR       AA+       1,068,330
  3,000,000   Tarrant County,
                Texas, Health
                Facilities
                Development
                Corporation, Health
                Systems Revenue,
                Texas Health
                Resources Systems,
                Series A,
                (MBIA Insured),
                5.750% 02/15/08....   Aaa      AAA       3,222,960
              Tarrant County,
                Texas, Water
                Control and
                Improvement
                District No. 001,
                Water Revenue,
                Refunding and
                Improvement:
  2,200,000   5.700% 03/01/01......   A1       AA        2,303,290
  5,000,000   5.900% 03/01/03......   AAA      AA        5,270,050
              Texas A&M University:
  1,000,000   Permanent Funding,
                Series C,
                5.250% 07/01/02....   Aaa      AA+       1,043,870
  1,000,000   Revenue Financing
                System, Refunding,
                5.950% 05/15/05....   Aa       AA        1,094,010
              Texas Municipal Power
                Agency, Revenue
                Refunding:
  1,000,000   (FGIC Insured),
              7.000% 09/01/99......   Aaa      AAA       1,055,420
              (MBIA Insured):
  6,000,000   5.900% 09/01/04......   Aaa      AAA       6,524,280
 15,000,000   5.250% 09/01/05......   Aaa      AAA      15,652,950
    500,000   Texas State College,
                Texas, Student Loan
                Authority Revenue,
                GO, AMT,
                5.750% 08/01/11....   Aa       AA          511,860
  4,340,000   Texas State,
                Department of
                Housing and
                Community Affairs,
                Single Family
                Revenue, AMT,
                Series A, Class 1,
                (MBIA Insured),
                5.250% 09/01/13....   Aaa      AAA       4,358,922
              Texas State, GO:
                Refunding,
                Series A:
  5,000,000   5.800% 10/01/04......   Aa2      AA        5,414,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 2,000,000   6.000% 10/01/08......   Aa2      AA     $  2,228,660
 11,675,000   Series B,
                5.000% 10/01/00....   Aa2      AA       11,979,017
              Texas State, Public
                Finance Authority,
                Building Revenue,
                (AMBAC Insured):
  1,000,000   Series A,
                6.000% 08/01/05....   Aaa      AAA       1,097,370
  5,000,000   Series B,
                6.100% 02/01/04....   Aaa      AAA       5,459,450
  1,200,000   Series C,
                6.000% 10/01/06....   Aa2      AA        1,327,356
              Texas State, Turnpike
                Authority, Dallas
                North Tollway
                Revenue:
  1,000,000   (FGIC Insured),
                6.750% 01/01/99....   Aaa      AAA       1,026,800
              President George Bush
                Turnpike:
  3,250,000   (AMBAC Insured),
                5.450% 01/01/09+...   Aaa      AAA       1,842,003
  1,000,000   (FGIC Insured),
                5.250% 01/01/23....   Aaa      AAA       9,780,200
    735,000   Texas State, Revenue
                Refunding, Veterans
                Housing Assistance,
                Series B-4, AMT,
                6.200% 12/01/14....   Aa2      AA          755,595
              Texas State, Water
                Development, GO:
  1,850,000   5.500% 08/01/07......   Aa2      AA        1,980,425
  5,000,000   5.250% 08/01/28......   Aa2      AA        4,939,400
  1,000,000   Series D,
                5.000% 08/01/19....   Aa2      AA          956,400
  1,535,000   Texas Water Resource
                Finance Authority,
                Revenue,
                7.400% 08/15/00....   A        A         1,617,752
              Travis County, Texas,
                Limited Tax Revenue
                Refunding,
                Series A,
                (MBIA Insured):
  4,000,000   6.000% 03/01/00......   Aaa      AAA       4,174,160
  3,250,000   5.500% 03/01/03......   Aaa      AAA       3,430,213
  3,500,000   5.600% 03/01/04......   Aaa      AAA       3,695,230
  1,500,000   5.750% 03/01/06......   Aaa      AAA       1,585,530
              Trinity River
                Authority, Texas:
  2,750,000   Regional Wastewater
                Systems Revenue,
                7.000% 08/01/00....   Aaa      AAA       2,962,025
  3,885,000   Ten Mile Creek
                Systems Revenue,
                (AMBAC Insured),
                5.700% 08/01/00....   Aaa      AAA       4,111,262

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 1,000,000   University of
                Houston, Texas,
                University Revenue
                Refunding, Series
                A, (MBIA Insured),
                7.100% 02/15/99....   Aaa      AAA    $  1,041,800
                                                      ------------
                                                       313,654,272
                                                      ------------
              ALASKA -- 0.8%
  4,725,000   North Slope Boro,
                Alaska, Capital
                Appreciation,
                Series A, GO, (MBIA
                Insured),
                5.750% 06/30/06+...   Aaa      AAA       3,106,687
                                                      ------------
              ARIZONA -- 1.8%
  3,250,000   Arizona Educational
                Loan Marketing
                Corporation,
                Educational Loan
                Revenue, Series A,
                (Guaranteed Student
                Loans),
                6.550% 03/01/99....   A        NR        3,353,805
  2,100,000   Coconino County,
                Arizona, Unified
                School District No.
                001, (Flagstaff
                Project), GO,
                (AMBAC Insured),
                5.800% 07/01/02....   Aaa      AAA       2,202,270
  1,500,000   Maricopa County,
                Arizona, Unified
                School District No.
                69, (Paradise
                Valley Refunding
                Project), GO, (MBIA
                Insured),
                6.350% 07/01/10....   Aaa      AAA       1,715,070
                                                      ------------
                                                         7,271,145
                                                      ------------
              CONNECTICUT -- 1.3%
  5,000,000   Connecticut State,
                Series A, GO,
                5.625% 03/15/09....   Aa3      AA-       5,252,750
                                                      ------------
              FLORIDA -- 0.3%
  1,000,000   Florida State,
                Housing Finance
                Agency,
                Multi-family
                Housing Revenue,
                (Andover Place
                Project), Series E,
                6.350% 05/01/26....   NR       BBB+      1,059,230
                                                      ------------
              GUAM -- 0.3%
  1,000,000   Government of Guam,
                Series A, GO,
                5.200% 11/15/08....   NR       BBB         999,100
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              HAWAII -- 0.7%
$ 2,500,000   Honolulu, Hawaii,
                City and County,
                Series D, GO,
                6.400% 12/01/99....   Aaa      AA      $ 2,622,575
                                                       -----------
              ILLINOIS -- 0.9%
  2,500,000   Illinois State, GO,
                4.400% 12/01/03....   Aa3      AA        2,494,775
  1,100,000   Rosemont, Illinois,
                Series B, GO, (FGIC
                Insured),
                6.400% 12/01/03....   Aaa      AAA       1,184,733
                                                       -----------
                                                         3,679,508
                                                       -----------
              LOUISIANA -- 0.5%
  2,000,000   Louisiana State,
                Series A, GO, (FGIC
                Insured),
                6.000% 08/01/01....   Aaa      AAA       2,123,280
                                                       -----------
              MAINE -- 0.6%
  1,000,000   Bucksport, Maine,
                Solid Waste
                Disposal
                Revenue, (Champion
                International
                Corporation
                Project),
                6.250% 05/01/10....   Baa1     BBB       1,049,070
  1,000,000   Maine Municipal Board
                Bank, Series D,
                7.100% 11/01/01....   Aa3      A+        1,098,220
                                                       -----------
                                                         2,147,290
                                                       -----------
              MICHIGAN -- 1.3%
  4,600,000   Detroit, Michigan,
                Series B, GO,
                6.500% 04/01/02....   Baa2     BBB       4,946,012
                                                       -----------
              MISSOURI -- 0.3%
  1,135,000   University of
                Missouri,
                University Revenue,
                (Systems Facilities
                Project),
                5.750% 11/01/07....   Aa2      AA+       1,235,515
                                                       -----------
              NEVADA -- 0.4%
  1,500,000   Clark County, Nevada,
                Improvement and
                Refunding, GO,
                (AMBAC-TCRS
                Insured),
                6.100% 10/01/02....   Aaa      AAA       1,609,830
                                                       -----------
              NEW JERSEY -- 1.4%
  5,000,000   New Jersey State,
                Series E, GO,
                6.000% 07/15/09....   Aa1      AA+       5,578,100
                                                       -----------
              NEW MEXICO -- 0.3%
  1,000,000   Santa Fe, New Mexico,
                Gross Receipts Tax
                Revenue, Series A,
                (AMBAC Insured),
                4.950% 06/01/03....   Aaa      AAA       1,027,780


 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              NEW YORK -- 1.0%
$ 3,600,000   New York City, New
                York, Municipal
                Assistance
                Corporation,
              Series J, (GO of Corp
                Insured),
              5.750% 07/01/03......   Aa2..    AA-     $ 3,850,020
                                                       -----------
              OHIO -- 0.3%
  1,000,000   Ohio State Building
                Authority,
                Correctional
                Facilities Revenue,
                Series A,
                7.150% 08/01/99....   Aaa      NR        1,056,010
                                                       -----------
              SOUTH CAROLINA -- 0.3%
  1,000,000   Greenville Hospital
                System, South
                Carolina, Hospital
                Facilities Revenue,
                Series B, (Guaranty
                Agreement Insured),
                5.250% 05/01/06....   Aa3      AA-       1,032,740
                                                       -----------
              SOUTH DAKOTA -- 0.5%
  1,000,000   South Dakota State,
                Health and
                Education Facility
                Authority Revenue,
                (Rapid City
                Regional Hospital
                Project), (MBIA
                Insured),
                5.700% 09/01/04....   Aaa      AAA       1,064,800
  1,000,000   South Dakota State,
                Housing Development
                Authority Revenue,
                Homeownership
                Mortgage Revenue,
                Series A,
                5.000% 05/01/01....   Aa1      AAA       1,016,350
                                                       -----------
                                                         2,081,150
                                                       -----------
              TENNESSEE -- 0.9%
  3,135,000   Chattanooga-Hamilton
                County, Tennessee,
                Hospital Authority,
                Hospital Revenue,
                (Erlanger Medical
                Center Project),
                (FSA Insured),
                5.500% 10/01/07....   Aaa      AAA       3,343,634
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL                               RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              WASHINGTON -- 3.1%
$ 3,100,000   King County,
                Washington, School
                District No. 414,
                (Lake Washington
                Project), GO,
                5.300% 12/01/05....   Aa       AA     $  3,263,432
              Washington State, GO:
  3,695,000   Motor Vehicle Fuel
                Tax, Series 1995D,
                6.500% 09/01/01....   Aa1      AA+       3,999,025
  2,000,000   Series B,
                6.300% 06/01/02....   Aa1      AA+       2,139,900
  2,425,000   Series 1995C,
                5.450% 07/01/07....   Aa1      AA+       2,551,488
                                                      ------------
                                                        11,953,845
                                                      ------------
              WISCONSIN -- 0.7%
  2,500,000   Kenosha, Wisconsin,
                Unified School
                District No. 001,
                Promissory Notes,
                6.300% 04/01/01....   NR       NR        2,531,050
                                                      ------------
              TOTAL MUNICIPAL
                BONDS AND NOTES
                (Cost $364,033,804).........           382,161,523
                                                      ============

                                                         VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUND -- 1.6%
  (Cost $5,998,000)
  5,998,000   AIM Tax-Exempt Fund.......              $  5,998,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $370,031,804)...................  100.1%       388,159,523
OTHER ASSETS AND
  LIABILITIES (NET).....................   (0.1)          (270,504)
                                          -----       ------------
NET ASSETS..............................  100.0%      $387,889,019
                                          =====       ============

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown reflects the yield to maturity.

ABBREVIATIONS:

AMBAC       American Municipal Bond Assurance Corporation
AMT         Alternative Minimum Tax
ETM         Escrowed to Maturity
FGIC        Federal Guaranty Insurance Corporation
GO          General Obligation
MBIA        Municipal Bond Investors Assurance
NR          Not Rated
PSFG        Permanent School Funding Guaranty

Nations Texas Intermediate Bond Fund had the following insurance concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

PSFG         17.9%
MBIA         17.7%
AMBAC        11.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 99.1%
             TEXAS -- 83.0%
$  500,000   Corpus Christi, Texas,
               Utilities System
               Revenue, (MBIA
               Insured),
               5.200% 07/15/12......   Aaa      AAA    $   501,515
   500,000   Dallas County, Texas,
               GO,
               5.250% 08/15/14......   Aaa      AAA        504,785
   750,000   Dallas-Fort Worth,
               Texas, Regional
               Airport Revenue
               Refunding, Series A,
               (MBIA Insured),
               6.000% 11/01/09......   Aaa      AAA        805,350
   500,000   Denison, Texas,
               Hospital Authority
               Revenue, (Texoma
               Medical Center Inc.
               Project),
               5.450% 08/15/02......   NR       BBB+       513,730
   500,000   El Paso, Texas, GO,
               5.100% 08/15/16......   Aaa      AAA        490,470
   500,000   Galena Park, Texas,
               Independent School
               District, GO,
               5.000% 08/15/21......   Aaa      A1         475,240
   500,000   Grand Prairie, Texas,
               Independent School
               District, Revenue
               Refunding,
               5.200% 02/15/24......   Aa       A1         490,125
   500,000   Gulf Coast, Texas,
               Waste Disposal
               Authority Revenue
               Refunding, (Houston
               Light & Power
               Company), Series A,
               (MBIA Insured),
               6.375% 04/01/12......   Aaa      AAA        545,815
   500,000   Harris County, Texas,
               Health Facilities
               Development
               Authority, Hospital
               Revenue, Revenue
               Refunding, (Texas
               Childrens Hospital
               Project), (MBIA
               Insured),
               6.000% 06/01/10......   Aaa      AAA        551,420
   500,000   Hurst Euless Bedford,
               Texas, Independent
               School District,
               Revenue Refunding
               (PSFG Insured),
               5.250% 08/15/24......   Aaa      AAA        492,185
   500,000   Laredo, Texas,
               International Toll
               Bridge Revenue
               Refunding, (AMBAC
               Insured),
               5.200% 10/01/05......   Aaa      AAA        522,960

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             TEXAS -- (CONTINUED)
$  500,000   Lower Neches Valley,
               Texas, Industrial
               Development
               Corporation, Revenue
               Refunding, GO, (Mobil
               Oil Refining
               Project),
               5.800% 05/01/22......   Aa2      AA     $   515,370
 1,000,000   Red River Authority,
               Texas, PCR, (Hoechst
               Celanese Corporation
               Project), AMT,
               6.875% 04/01/17......   A2       A+       1,084,790
   585,000   Sherman, Texas,
               Independent School
               District, GO, (PSFG
               Insured),
               6.500% 02/15/20......   Aaa      AAA        658,482
             Tarrant County, Texas,
               Health Facilities
               Development
               Corporation, Health
               System Revenue,
               (Harris Methodist
               Health System):
   300,000   5.750% 02/15/08........   A        NR         322,297
 1,000,000   6.000% 09/01/10........   A        NR       1,075,890
   500,000   Texas State College,
               Texas, Student Loan
               Authority Revenue,
               GO, AMT,
               5.750% 08/01/11......   Aa       AA         511,860
   375,000   Texas State, Revenue
               Refunding, Veterans
               Housing Assistance,
               GO, Series C,
               6.400% 12/01/09......   Aa       AA         394,875
   600,000   Texas State, Water
               Development Board
               Revenue, State
               Revolving Fund,
               Senior Lien,
               6.400% 07/15/08......   Aa1      AAA        653,400
 1,000,000   Trinity River
               Authority, Texas,
               PCR, (Texas
               Instruments Inc.
               Project),
               6.200% 03/01/20......   NR       A        1,042,810
   500,000   University of Texas,
               University Revenue
               Financing, Series A,
               5.200% 08/15/17......   Aa1      AA+        494,595
 1,000,000   Waller, Texas,
               Consolidated
               Independent School
               District, GO, (PSFG
               Insured),
               5.250% 02/15/21......   Aaa      NR         982,760
                                                       -----------
                                                        13,630,724
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             COLORADO -- 6.3%
$1,500,000   Arapahoe County,
               Colorado, Capital
               Improvements Highway
               Revenue, Capital
               Appreciation, Series
               E
               6.500% 08/31/05......   Baa      NR     $ 1,035,195
                                                       -----------
             OHIO -- 6.7%
 1,000,000   Lucas County, Ohio,
               Hospital Revenue,
               (Flower Hospital
               Project),
               Prerefunded,
               6.125% 12/01/04......   NR       BBB+     1,104,020
                                                       -----------
             PUERTO RICO -- 3.1%
   500,000   Puerto Rico Industrial,
               Medical and
               Environmental Agency,
               Pollution Control
               Facilities, Finance
               Authority Revenue,
               Higher Education,
               (Catholic University
               Project), Series A,
               5.600% 12/01/07......   NR       BBB-       513,375
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $15,186,075)............           16,283,314
                                                       ===========

                                                          VALUE
  SHARES                                                (NOTE 1)
------------------------------------------------------------------
MONEY MARKET FUND -- 2.1%
  (Cost $351,000)
   351,000   AIM Tax-Exempt Fund.........              $   351,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $15,537,075*)....................  101.2%       16,634,314
OTHER ASSETS AND
  LIABILITIES (NET)......................   (1.2)         (198,158)
                                           -----       -----------
NET ASSETS...............................  100.0%      $16,436,156
                                           =====       ===========

---------------
* Aggregate cost for Federal tax purposes.

ABBREVIATIONS:

AMBAC    American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue
PSFG      Permanent School Funding Guaranty

Nations Texas Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

MBIA      14.6%
PSFG      13.0%

Nations Texas Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1997 (as a percentage of net assets):

Pollution Control Revenue/Industrial Development Revenue                   15.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 98.9%
             VIRGINIA -- 96.0%
$2,000,000   Alexandria, Virginia,
               Redevelopment and
               Housing Authority,
               Multi-family Housing
               Revenue Mortgage,
               Buckingham Village
               Apartments, Series
               A, AMT,
               6.050% 07/01/16.....   NR       A       $ 2,038,020
             Arlington County,
               Virginia, GO:
 2,345,000   5.400% 08/01/02.......   Aaa      AAA       2,467,901
 3,000,000   5.000% 07/15/03.......   Aaa      AAA       3,115,800
 2,900,000   5.900% 12/01/03.......   Aaa      AAA       3,130,695
 1,000,000   Series A,
               Pre-refunded,
               6.700% 06/01/99.....   Aaa      AAA       1,063,340
 1,000,000   Arlington County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Facilities Revenue,
               Pre-refunded,
               6.650% 09/01/01.....   Aaa      NR        1,105,020
 1,000,000   Arlington County,
               Virginia, Industrial
               Development
               Authority,
               Facilities Revenue,
               (The Natures
               Conservancy), Series
               A,
               5.450% 07/01/27.....   Aa1      NR        1,004,220
 3,455,000   Augusta County,
               Virginia, Industrial
               Development
               Authority,
               Pre-refunded,
               7.000% 09/01/01.....   A        NR        3,850,494
 2,000,000   Brunswick County,
               Virginia, Industrial
               Development
               Authority,
               Correctional
               Facility Lease,
               (MBIA Insured),
               5.250% 07/01/04.....   Aaa      AAA       2,092,300
 1,000,000   Charlottesville-Albemarle,
               Virginia, Airport
               Authority Revenue
               Refunding, AMT,
               6.125% 12/01/09.....   NR       BBB       1,037,940
 1,000,000   Chesapeake, Virginia,
               GO,
               5.700% 08/01/01.....   Aa       AA        1,054,380
 1,525,000   Chesapeake, Virginia,
               Public Improvement,
               GO, (State Aid
               Withholding
               Insured),
               5.000% 05/01/03.....   Aa       AA        1,576,682
 6,195,000   Chesapeake, Virginia,
               Revenue Refunding,
               GO,
               5.125% 12/01/05.....   Aa       AA        6,469,748

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$2,000,000   Chesapeake, Virginia,
               Water and Sewer, GO,
               Series A,
               7.000% 12/01/09.....   Aa       AA      $ 2,328,840
             Chesterfield County,
               Virginia, GO:
 1,095,000   7.100% 03/01/00.......   Aaa      AA+       1,160,634
 1,000,000   Series A,
               6.500% 01/15/01.....   Aaa      AA+       1,066,950
 1,000,000   Series B,
               6.500% 01/01/02.....   Aaa      AA+       1,082,180
 2,120,000   Pre-refunded,
               6.700% 01/01/11.....   NR       AA+       2,319,153
 2,000,000   Chesterfield County,
               Virginia, Public
               Improvement, GO,
               5.900% 07/15/02.....   Aaa      AA+       2,146,940
             Chesterfield County,
               Virginia, Water and
               Sewer Authority,
               Revenue Bond:
 1,000,000   6.200% 11/01/05.......   Aa       AA        1,092,900
             Series A:
 2,000,000   5.500% 11/01/00.......   Aa       AA        2,082,080
 2,020,000   5.625% 11/01/01.......   Aa       AA        2,129,302
 1,320,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco
               Corporation
               Project),
               5.900% 03/01/05.....   A1       A         1,438,021
 2,500,000   Fairfax County,
               Virginia, Water
               Authority, Revenue
               Refunding,
               5.000% 04/01/21.....   Aa       AA        2,412,900
 2,000,000   Fairfax County,
               Virginia, Public
               Improvement, GO,
               Series A
               6.000% 06/01/04.....   Aaa      AAA       2,186,700
 1,000,000   Fairfax County,
               Virginia, Industrial
               Development
               Authority, Revenue
               Refunding, (Inova
               Health Systems
               Hospital Project),
               6.100% 08/15/99.....   Aa       AA        1,038,710
 1,000,000   Fairfax County,
               Virginia, Public
               Improvement, GO,
               Series A,
               4.900% 06/01/04.....   Aaa      AAA       1,030,320
 3,135,000   Fairfax County,
               Virginia, Water and
               Sewer Authority
               Revenue, (AMBAC
               Insured),
               5.100% 11/15/04.....   Aaa      AAA       3,258,111

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$1,330,000   Halifax County,
               Virginia, Industrial
               Development
               Authority, Exempt
               Facilities Revenue,
               (Old Dominion
               Electric Co-op
               Project), AMT,
               5.900% 12/01/02.....   NR       A+      $ 1,398,655
             Hampton, Virginia,
               Public Improvement,
               GO:
 1,000,000   6.500% 01/01/00.......   Aa       AA-       1,052,390
 2,190,000   Series C,
               4.750% 08/01/05.....   Aa       AA-       2,227,142
             Hampton Roads
               Sanitation District,
               Virginia, Sewer
               Revenue Refunding:
 2,500,000   4.500% 10/01/02.......   Aa       AA        2,525,650
 1,000,000   Pre-refunded,
               7.100% 07/01/99.....   Aaa      AAA       1,071,780
 5,000,000   Hanover County,
               Virginia, Industrial
               Development
               Authority Revenue,
               (Memorial Regional
               Medical Center
               Project), (MBIA
               Insured),
               5.500% 08/15/25.....   Aaa      AAA       4,936,450
             Henrico County,
               Virginia, Industrial
               Development
               Authority Revenue:
 2,105,000   Public Facilities
               Lease Revenue,
               7.500% 08/01/02.....   Aa       AA        2,384,839
 3,500,000   Solid Waste,
               (Browning-Ferris
               Industries Inc.
               Project),
               5.300% 12/01/11.....   A2       A         3,601,605
 1,500,000   Henrico County,
               Virginia, Water and
               Sewer Authority
               Revenue,
               Pre-refunded,
               6.200% 05/01/02.....   A1       AAA       1,551,960
 1,110,000   Henry County,
               Virginia, Public
               Service Authority,
               Water and Sewer
               Authority Revenue,
               (FGIC Insured),
               5.500% 11/15/99.....   Aaa      AAA       1,144,910
 1,915,000   James City County,
               Virginia, GO, (FGIC
               Insured),
               5.000% 12/15/08.....   Aaa      AAA       1,964,158
 1,000,000   Leesburg, Virginia,
               Revenue Refunding,
               5.500% 08/01/06.....   A1       A         1,059,260
PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
      ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Loudoun County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue, (Loudoun
               Hospital Center),
               (FSA Insured):
$1,500,000   5.500% 06/01/08.......   Aaa      AAA     $ 1,573,260
 1,000,000   5.600% 06/01/09.......   Aaa      AAA       1,048,460
             Loudoun County,
               Virginia, Sanitation
               Authority:
 2,000,000   Refunding and
               Improvement
               Authority,
               5.000% 10/01/02.....   Aa       AA-       2,065,140
 1,000,000   Water and Sewer
               Authority Revenue,
               (FGIC Insured),
               5.800% 01/01/01.....   Aaa      AAA       1,049,650
 1,500,000   Louisa, Virginia,
               Industrial
               Development
               Authority, Solid
               Waste and Sewer
               Disposal Revenue,
               (Virginia Electric
               and Power Company),
               Series A,
               5.150% 04/01/02.....   A3       A-        1,538,085
 1,140,000   Lynchburg, Virginia,
               Public Improvement,
               GO,
               5.400% 05/01/17.....   Aa3      AA        1,150,009
 5,000,000   Newport News,
               Virginia, Public
               Improvement, Series
               B,
               5.200% 11/01/04.....   Aa       AA-       5,234,850
             Newport News,
               Virginia, Water and
               Sewer Authority
               Revenue:
               Series A:
 1,020,000   5.500% 06/01/01.......   Aa       AA-       1,065,655
 1,095,000   5.600% 06/01/02.......   Aa       AA-       1,155,992
 1,000,000   Series B,
               5.100% 11/01/03.....   Aa       AA-       1,040,770
             Norfolk, Virginia,
               Capital Improvement,
               GO:
 1,000,000   5.375% 06/01/05.......   Aaa      AAA       1,058,150
 1,000,000   Series A,
               5.900% 02/01/06.....   Aa       AA        1,058,810
 2,250,000   Norfolk, Virginia,
               Redevelopment and
               Housing Authority,
               Educational Facility
               Revenue, (Tidewater
               Community College
               Campus),
               5.875% 11/01/15.....   Aa       AA        2,305,778
 2,000,000   Norfolk, Virginia,
               Water Revenue, (MBIA
               Insured),
               5.700% 11/01/10.....   Aaa      AAA       2,122,780

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Portsmouth, Virginia,
               Public Improvement,
               GO, Pre-refunded:
$1,750,000   6.700% 08/01/03.......   NR       AA-    $  1,901,725
 1,735,000   6.800% 08/01/06.......   NR       AA-       1,890,022
 1,000,000   6.800% 08/01/09.......   NR       AA-       1,089,350
             Portsmouth, Virginia,
               Refunding, GO:
 1,000,000   5.000% 08/01/02.......   A        AA-       1,029,770
 1,000,000   5.250% 08/01/04.......   A        AA-       1,045,450
 1,465,000   Prince William County,
               Virginia, GO, Series
               A,
               6.200% 12/01/10.....   Aa       AA        1,549,736
             Prince William County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue Refunding:
 1,775,000   (Potomoc Hospital
               Corporation
               Project), (GO of
               Hospital),
               6.550% 10/01/05.....   A        NR        1,964,499
 1,300,000   (Prince William
               Hospital Project),
               5.625% 04/01/12.....   A        NR        1,309,880
 1,000,000   Prince William County,
               Virginia, Park
               Authority Revenue,
               6.300% 10/15/07.....   NR       A-        1,105,430
 3,000,000   Prince William County,
               Virginia, Service
               Authority, Water and
               Sewer Systems,
               Revenue Refunding,
               5.000% 07/01/21.....   Aaa      AAA       2,844,060
 1,000,000   Richmond, Virginia,
               Metropolitan
               Expressway
               Authority, Revenue
               Refunding, Series A,
               (FGIC Insured),
               5.650% 07/15/00.....   Aaa      AAA       1,040,960
             Richmond, Virginia,
               Public Improvement,
               GO:
               Series A:
 2,300,000   6.500% 01/15/02.......   A1       AA        2,495,247
 1,000,000   6.700% 08/01/03.......                      1,095,290
 1,000,000   Series B,
               5.000% 01/15/21.....                        949,800
 1,000,000   Pre-refunded,
               6.200% 01/15/03.....   A1       AA        1,080,060
             Roanoke, Virginia,
               Public Improvement,
               GO, Series B:
 1,000,000   5.800% 08/01/00.......   Aa       AA        1,045,560
 3,295,000   6.000% 08/01/03.......   Aa       AA        3,501,333
PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$  600,000   Roanoke, Virginia,
               Redevelopment and
               Housing Authority,
               Multi-family Housing
               Revenue Refunding,
               United Dominion-
               Laurel Ridge,
               6.625% 05/01/23.....   NR       BBB+   $    629,040
 5,000,000   Southeastern Public
               Service Authority,
               Virginia, Series A,
               (MBIA Insured),
               5.100% 07/01/08.....   Aaa      AAA       5,179,750
             Spotsylvania County,
               Virginia, Public
               Improvement, GO:
 1,580,000   5.200% 07/15/01.......   A1       A+        1,634,747
 2,320,000   5.875% 07/15/09.......   A1       A+        2,465,487
 2,535,000   Staunton, Virginia,
               Industrial
               Development
               Authority,
               Educational
               Facilities Revenue,
               (Mary Baldwin
               College Project),
               6.600% 11/01/14.....   NR       NR        2,589,553
             Suffolk, Virginia,
               Refunding and
               Improvement, GO:
 1,110,000   5.400% 08/01/04.......   A1       A         1,169,496
 1,500,000   5.750% 08/01/08.......   A1       A         1,598,100
 2,000,000   University of
               Virginia, Hospital
               Revenue Bond,
               6.000% 06/01/13.....   Aa       AA        2,032,780
             Upper Occoquan,
               Virginia, Sewer
               Authority, Regional
               Sewer Revenue, (MBIA
               Insured):
 2,625,000   5.850% 07/01/99.......   Aaa      AAA       2,709,840
 2,000,000   6.250% 07/01/05.......   Aaa      AAA       2,177,240
 1,000,000   Virginia Beach,
               Virginia,
               Development
               Authority
               Facilities, Sentara
               Bayside Hospital,
               5.800% 11/01/99.....   Aa       AA        1,033,010
             Virginia Beach,
               Virginia, GO:
 1,000,000   Pre-refunded,
               6.950% 06/01/06.....   NR       NR        1,087,110
             Refunding:
 1,000,000   5.550% 02/01/01.......   Aa       AA        1,042,820
 2,300,000   5.400% 07/15/08.......   Aa       AA        2,434,895
             Series A:
 1,000,000   6.900% 10/01/00.......   Aa       AA        1,071,950
 1,000,000   6.850% 06/01/01.......   Aa       AA        1,083,020
 2,350,000   Virginia Biotechnology
               Research Park
               Authority, Lease
               Revenue, (Biotech
               Two Project),
               5.750% 09/01/05.....   Aa       AA        2,545,403

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Virginia College
               Building Authority,
               Educational
               Facilities Revenue,
               University of
               Richmond:
$2,000,000   5.625% 11/01/02.......   NR       AA-    $  2,093,880
 2,000,000   (Equipment Leasing
               Program),
               5.000% 02/01/02.....   Aa       AA        2,057,920
             Virginia Port
               Authority,
               Commonwealth Port
               Fund Revenue, AMT:
 1,340,000   5.750% 07/01/02.......   Aa       A+        1,410,846
 1,000,000   5.650% 07/01/17.......   Aaa      AAA       1,019,010
 1,175,000   Virginia State, Higher
               Educational
               Institutions
               Revenue, GO,
               6.000% 06/01/01.....   Aaa      AAA       1,232,352
 1,695,000   Virginia State,
               Housing Development
               Authority,
               Commonwealth
               Mortgage, Series D,
               Sub-Series D-3,
               6.100% 01/01/15.....   Aa1      AA+       1,770,800
 2,000,000   Virginia State, Public
               Building Authority,
               Series A,
               Correctional
               Facilities,
               5.800% 08/01/02.....   Aa       AA        2,121,180
             Virginia State, Public
               School Authority
               Revenue:
 4,275,000   5.750% 01/01/00.......   Aa       AA        4,431,551
             Series A:
 1,000,000   6.000% 01/01/01.......   Aa       AA        1,041,400
 2,195,000   5.400% 01/01/08.......   Aa       AA        2,281,768
 1,000,000   6.500% 08/01/08.......   Aa       AA        1,086,900
 1,480,000   Series B,
               5.100% 01/01/05.....   Aa       AA        1,532,481
 3,500,000   Virginia State,
               Refunding, GO,
               Series B,
               4.800% 06/01/07.....   Aaa      AAA       3,564,995
             Virginia State,
               Residential
               Authority, Water &
               Sewer System
               Revenue:
 1,000,000   (Hopewell Regional
               Wastewater
               Facility), Series A,
               6.000% 10/01/15.....   NR       A         1,039,630
 1,020,000   (Suffolk Project),
               5.500% 04/01/17.....   NR       AA        1,039,166


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
             Virginia State,
               Transportation Board
               Authority, Contract
               Revenue:
$2,105,000   5.100% 05/15/05.......   Aa       AA     $  2,182,906
 3,000,000   Project A,
               4.900% 05/15/03.....   Aa       AA        3,079,890
 3,150,000   Route 28,
               6.000% 04/01/02.....   Aa       AA        3,368,421
 5,390,000   Route 58, Series A,
               5.500% 05/15/09.....   Aa       AA        5,610,774
 2,470,000   Virginia State, Water
               and Sewer Revenue
               Authority, Revenue
               Bond,
               5.150% 10/01/07.....   NR       AA        2,558,426
             Washington County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Facility Revenue
               Refunding, First
               Mortgage, (Johnston
               Memorial Hospital):
 1,000,000   5.625% 07/01/02.......   A        NR        1,042,370
 1,000,000   6.000% 07/01/14.......   A        NR        1,029,640
 1,500,000   Winchester, Virginia,
               Industrial
               Development
               Authority Revenue,
               (AMBAC Insured),
               6.150% 01/01/99.....   Aaa      AAA       1,540,020
                                                      ------------
                                                       212,725,208
                                                      ------------
             COLORADO -- 1.2%
 8,000,000   Public Highway
               Authority, Colorado
               Revenue, Capital
               Appreciation, Series
               B,
               5.469% 09/01/18+....   Aaa      AAA       2,571,280
                                                      ------------
             DISTRICT OF COLUMBIA -- 1.0%
             Washington, D.C.,
               Metropolitan
               Airports Authority,
               Virginia General
               Airport Revenue,
               AMT:
 1,000,000   Series A, (MBIA
               Insured),
               5.200% 10/01/02.....   Aaa      AAA       1,036,480
 1,000,000   Series B, (FGIC
               Insured),
               5.75% 10/01/03......   Aaa      AAA       1,067,280
                                                      ------------
                                                         2,103,760
                                                      ------------
             ALASKA -- 0.5%
 1,000,000   Alaska State, Student
               Loan Corporation,
               Student Loan
               Revenue, Series A,
               AMT, (AMBAC
               Insured),
               5.250% 07/01/03.....   Aaa      AAA       1,024,330
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)


PRINCIPAL                                RATING          VALUE
  AMOUNT                             MOODY'S   S&P      (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             OHIO -- 0.2%
$  500,000   Dayton, Ohio, Special
               Facilities Revenue
               6.200% 10/01/09.....   NR       BBB    $    527,215
                                                      ------------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $208,009,457).                    218,951,793
                                                      ============
  SHARES
 ---------
MONEY MARKET FUND -- 0.1%
                    (Cost $253,000)
   253,000   AIM Tax-Exempt Fund...                        253,000
                                                      ============
TOTAL INVESTMENTS
  (Cost $208,262,457*).............        99.0%       219,204,793
OTHER ASSETS AND
  LIABILITIES (NET)................         1.0          2,270,317
                                          -----       ------------
NET ASSETS.........................       100.0%      $221,475,110
                                          =====       ============

---------------
* Aggregate cost for Federal tax purposes.
+ Zero coupon security. The rate shown reflect the yield to maturity.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.6%
             VIRGINIA -- 97.6%
$  500,000   Alexandria Virginia,
               Redevelopment &
               Housing Authority,
               Residential Care
               Facilities, Revenue,
               Multi-Mode, First
               Mortgage-Goodwin-B,
               3.300% 10/01/06+.....   NR       A      $   500,000
 1,000,000   Augusta County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue Refunding,
               (Augusta Hospital
               Corporation), (AMBAC
               Insured),
               5.500% 09/01/15......   Aaa      AAA      1,005,550
   475,000   Chesapeake, Virginia,
               Industrial
               Development Authority
               Revenue Refunding,
               Port Facilities,
               (Cargill Inc.
               Project),
               5.875% 03/01/13......   Aa3      AA-        495,259
   500,000   Covington-Allegheny
               County, Virginia,
               Industrial
               Development
               Authority, PCR,
               (Westvaco Corporation
               Project),
               6.650% 09/01/18......   A1       A          552,605
   500,000   Dayton, Ohio, Special
               Facilities Revenue,
               Air
              Freight-D-Convertible,
               6.200% 10/01/09......   NR       BBB        527,215
   500,000   Fairfax County,
               Virginia, Industrial
               Development Authority
               Revenue Refunding,
               (Inova Health Systems
               Hospital Project),
               5.500% 08/15/10......   Aa       AA         521,600
 1,000,000   Fairfax County,
               Virginia, Sewer
               Revenue Refunding,
               (AMBAC Insured),
               5.500% 11/15/13......   Aaa      AAA      1,020,270
   500,000   Fairfax County,
               Virginia, Water
               Authority, Revenue
               Refunding,
               5.000% 04/01/21......   Aa       AA         482,580
 2,420,000   Galena Park Texas,
               Independent School
               District, Capital
               Appreciation, Revenue
               Refunding, (PSFG
               Insured), GO,
               6.375% 08/15/24++....   Aaa      NR         548,518

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$  800,000   Giles County, Virginia,
               Industrial
               Development
               Authority, Revenue
               Exempt Facilities,
               (Hoechst Celanese
               Corporation Project),
               AMT,
               5.950% 12/01/25......   A2       A+     $   820,480
   400,000   Hampton, Virginia,
               Museum, Revenue
               Refunding,
               5.250% 01/01/09......   NR       A-         401,296
   500,000   Hanover County,
               Virginia, Industrial
               Development
               Authority, (Bon
               Secours Health System
               Projects), (MBIA
               Insured),
               5.500% 08/15/25......   Aaa      AAA        493,645
   500,000   Henrico County,
               Virginia, Industrial
               Development Authority
               Revenue, Public
               Facilities Lease
               Revenue,
               7.000% 08/01/13......   Aa       AA         571,975
   500,000   Henry County, Virginia,
               GO,
               5.750% 07/15/07......   A        A          536,870
   700,000   James City County,
               Virginia, Public
               Improvement, GO,
               (FGIC Insured),
               5.250% 12/15/14......   Aaa      AAA        703,240
             Loudoun County,
               Virginia, Industrial
               Development
               Authority, Hospital
               Revenue, (Loudoun
               Hospital Center),
               (FSA Insured):
   765,000   5.600% 06/01/09........   Aaa      AAA        802,072
   500,000   5.800% 06/01/20........   Aaa      AAA        513,730
   840,000   Norfolk Virginia,
               Capital Improvement,
               (FGIC Insured), GO,
               5.375% 06/01/05......   Aaa      AAA        888,846
   500,000   Peninsula Ports
               Authority, Virginia,
               Health Care
               Facilities, Revenue
               Refunding, (Riverside
               Health Systems
               Project), Series A,
               6.625% 07/01/18......   Aa       AA-        542,515
   500,000   Pittsylvania County,
               Virginia, Public
               Improvement, GO,
               5.850% 07/01/08......   A        A          539,240
 1,000,000   Prince William County,
               Virginia, Industrial
               Development
               Authority, Lease
               Revenue, (ATCC
               Project),
               6.000% 02/01/14......   A        NR       1,044,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS  (CONTINUED)           SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$  500,000   Prince William County,
               Virginia, Park
               Authority Revenue,
               6.875% 10/15/16......   NR       A-     $   548,965
   500,000   Richmond, Virginia, GO,
               Revenue Refunding,
               Series B, (FGIC State
               Aid Withholding),
               5.000% 01/15/21......   Aaa      AAA        474,900
   800,000   Richmond, Virginia,
               Metropolitan
               Expressway Authority,
               Revenue Refunding,
               Series B, (FGIC
               Insured),
               6.250% 07/15/22......   Aaa      AAA        859,663
 1,390,000   Rivanna, Virginia,
               Regional Water and
               Sewer Authority,
               Regional Water and
               Sewer Systems Revenue
               Refunding,
               6.450% 10/01/12......   Aa       A+       1,491,401
 1,000,000   Staunton, Virginia,
               Industrial
               Development
               Authority,
               Educational
               Facilities Revenue,
               (Mary Baldwin College
               Project),
               6.600% 11/01/14......   NR       NR       1,021,520
   500,000   Upper Occoquan,
               Virginia, Sewer
               Authority, Regional
               Sewer Revenue, Series
               A, (MBIA Insured),
               5.000% 07/01/25......   Aaa      AAA        472,735
   500,000   Virginia Beach,
               Virginia, Public
               Improvement
               Refunding, GO,
               5.750% 11/01/08......   Aa       AA         540,395
 1,000,000   Virginia Commonwealth,
               Virginia
               Transportation
               Program Revenue, Oak
               Grove Connector,
               Series A,
               5.250% 05/15/22......   Aa2      AA         984,990
   640,000   Virginia State, Public
               School Authority
               Revenue, Series A,
                 6.125% 08/01/11....   Aa       AA         688,794
   750,000   Virginia State,
               Resource Authority,
               Sewer Systems
               Revenue, (Hopewell
               Regional Wastewater
               Facility), Series A,
               AMT,
               6.000% 10/01/15......   NR       AA         779,723


PRINCIPAL                                 RATING          VALUE
  AMOUNT                              MOODY'S   S&P     (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
             VIRGINIA -- (CONTINUED)
$  500,000   Virginia State,
               Resource Authority,
               Water and Sewer
               Systems Revenue,
               (Fauquier County
               Water and Sanitation
               Authority), Series C,
               6.125% 05/01/14......   NR       AA     $   534,175
   800,000   West Point, Virginia,
               Industrial
               Development
               Authority, Solid
               Waste Disposal
               Revenue, (Chesapeake
               Corporation Project),
               Series A, AMT,
               6.375% 03/01/19......   Baa3     BBB        844,472
                                                       -----------
                                                        22,753,389
                                                       -----------
             TOTAL MUNICIPAL
               BONDS AND NOTES
               (Cost $21,665,902)............           22,753,389
                                                       ===========
   SHARES
   ------
MONEY MARKET FUND -- 1.4%
  (Cost $328,000)
   328,000   AIM Tax-Exempt Fund.............              328,000
                                                       ===========
TOTAL INVESTMENTS
  (Cost $21,993,902*)....................   99.0%       23,081,389
OTHER ASSETS AND
  LIABILITIES (NET)......................    1.0           226,850
                                           -----       -----------
NET ASSETS...............................  100.0%      $23,308,239
                                           =====       ===========

---------------
 * Aggregate cost for Federal tax purposes.
 + Variable rate note. The interest rate shown reflects the rate in effect at
   September 30, 1997.
++ Zero coupon security. The rate shown reflects the yield to maturity.

ABBREVIATIONS:

AMBAC     American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Investors Assurance
NR        Not Rated
PCR       Pollution Control Revenue

Nations Virginia Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1997 (as a percentage of net assets):
FGIC        12.7

Nations Virginia Municipal Bond Fund had the following industry concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

Water Revenue                                                              14.2%
Pollution Control Revenue/Industrial Development                           14.0%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                  NATIONS
                                               NATIONS          NATIONS                           FLORIDA
                                              SHORT-TERM      INTERMEDIATE       NATIONS        INTERMEDIATE
                                              MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
                                             INCOME FUND       BOND FUND       INCOME FUND       BOND FUND
                                             ---------------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules...............  $116,915,373     $866,480,360     $469,582,433     $207,637,345
Cash.......................................           196              896              345              453
Interest receivable........................     1,582,750       12,820,389        7,336,017        3,804,865
Dividends receivable.......................        18,224           53,896           14,862            4,318
Receivable for Fund shares sold............     1,043,771          270,962        1,504,678           94,013
Receivable for investment securities
  sold.....................................     6,910,092               --               --               --
Unamortized organization costs (Note 6)....         8,605            7,632               --            1,153
Other assets...............................           589           25,167           13,700               --
                                             ------------     ------------     ------------     ------------
  Total Assets.............................   126,479,600      879,659,302      478,452,035      211,542,147
                                             ------------     ------------     ------------     ------------
LIABILITIES:
Payable for Fund shares redeemed...........       936,116           99,348          282,701          108,299
Payable for investment securities
  purchased................................     8,496,812       11,912,660               --               --
Investment advisory fee payable (Note 2)...        14,717          219,846          150,878           52,553
Administration fee payable (Note 2)........         7,344           56,572           31,144           13,747
Shareholder servicing and distribution fees
  payable (Note 3).........................        22,458            2,722           20,484            5,271
Transfer agent fees payable (Note 2).......         4,328           20,872            3,270            4,161
Custodian fees payable (Note 2)............         3,358           10,496            6,811            3,405
Dividends payable..........................       361,346        3,257,893        1,835,921          805,310
Accrued Trustees' fees and expenses (Note
  2).......................................         4,854            7,705            7,787            3,711
Accrued expenses and other payables........        13,554           89,787           95,716           33,031
                                             ------------     ------------     ------------     ------------
  Total Liabilities........................     9,864,887       15,677,901        2,434,712        1,029,488
                                             ------------     ------------     ------------     ------------
NET ASSETS.................................  $116,614,713     $863,981,401     $476,017,323     $210,512,659
                                             ============     ============     ============     ============
Investments, at cost.......................  $115,947,862     $827,901,310     $439,724,377     $197,298,218
                                             ============     ============     ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)          SEPTEMBER 30, 1997
 (UNAUDITED)

                                                                                       NATIONS
                      NATIONS                          NATIONS                          NORTH
      NATIONS         GEORGIA          NATIONS        MARYLAND         NATIONS         CAROLINA
      FLORIDA       INTERMEDIATE       GEORGIA       INTERMEDIATE     MARYLAND       INTERMEDIATE
     MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL
     BOND FUND       BOND FUND        BOND FUND       BOND FUND       BOND FUND       BOND FUND
    ---------------------------------------------------------------------------------------------
    $45,897,969     $143,052,170     $16,248,132     $93,478,889     $17,988,380     $187,069,505
            256              320              78             181              93              308
        852,859        1,992,594         264,524       1,420,215         239,025        2,811,578
          4,671            3,943           2,345           2,755           2,083            9,162
        363,921           62,910          46,026          89,563          93,673           74,859
             --               --              --              --              --        3,178,634
            583               --             625              --             908              480
             --               --              --          12,414              --               42
    -----------     ------------     -----------     -----------     -----------     ------------
     47,120,259      145,111,937      16,561,730      95,004,017      18,324,162      193,144,568
    -----------     ------------     -----------     -----------     -----------     ------------
        179,462            4,445         140,263         121,811          89,911           11,755
             --               --              --              --              --        6,942,053
         11,809           35,338           2,788          12,342           1,606           46,460
          3,012            9,443           1,065           6,105           1,189           12,156
         18,100           10,184           7,907           7,405           6,649            8,034
             --            1,308           1,292              --              --              940
          2,432            3,218           1,997           3,209           1,965            2,853
        165,264          517,014          57,007         278,404          36,969          659,773
          2,465            5,285           1,018           4,865             886            2,605
         21,045           16,311           8,862             659          16,302           22,060
    -----------     ------------     -----------     -----------     -----------     ------------
        403,589          602,546         222,199         434,800         155,477        7,708,689
    -----------     ------------     -----------     -----------     -----------     ------------
    $46,716,670     $144,509,391     $16,339,531     $94,569,217     $18,168,685     $185,435,879
    ===========     ============     ===========     ===========     ===========     ============
    $43,475,096     $136,602,990     $15,643,074     $89,820,313     $17,196,064     $177,744,278
    ===========     ============     ===========     ===========     ===========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)          SEPTEMBER 30, 1997
   (UNAUDITED)

                                                                                 NATIONS
                                                            NATIONS           SOUTH CAROLINA          NATIONS
                                                         NORTH CAROLINA        INTERMEDIATE        SOUTH CAROLINA
                                                           MUNICIPAL            MUNICIPAL            MUNICIPAL
                                                           BOND FUND            BOND FUND            BOND FUND
                                                         -------------------------------------------------------
ASSETS:
Investments, at value (Note 1),
  See accompanying schedules...........................   $ 29,118,408         $ 273,623,802        $ 19,011,857
Cash...................................................            512                   962                 288
Interest receivable....................................        417,689             3,852,311             304,706
Dividends receivable...................................          2,562                13,495               1,296
Receivable for Fund shares sold........................         18,535                83,082              25,991
Receivable for investment securities sold..............             --                    --                  --
Unamortized organization costs (Note 6)................            583                    --                 692
Other assets...........................................             --                 7,669                  88
                                                          ------------         -------------        ------------
  Total Assets.........................................     29,558,289           277,581,321          19,344,918
                                                          ------------         -------------        ------------
LIABILITIES:
Payable for Fund shares redeemed.......................              8                20,117                  --
Payable for investment securities purchased............             --                    --                  --
Investment advisory fee payable (Note 2)...............          6,105                69,617               3,370
Administration fee payable (Note 2)....................          1,917                18,153               1,240
Shareholder servicing and distribution fees payable
  (Note 3).............................................         16,968                11,595               8,684
Transfer agent fees payable (Note 2)...................             --                 4,107                  74
Custodian fees payable (Note 2)........................          2,116                 3,891               1,985
Dividends payable......................................         39,075             1,078,161              66,872
Accrued Trustees' fees and expenses (Note 2)...........          1,838                 4,670               1,124
Accrued expenses and other payables....................         18,582                35,157               8,959
                                                          ------------         -------------        ------------
  Total Liabilities....................................         86,609             1,245,468              92,308
                                                          ------------         -------------        ------------
NET ASSETS.............................................   $ 29,471,680         $ 276,335,853        $ 19,252,610
                                                          ============         =============        ============
Investments, at cost...................................   $ 27,441,464         $ 258,596,614        $ 18,207,868
                                                          ============         =============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)          SEPTEMBER 30, 1997
   (UNAUDITED)

     NATIONS                           NATIONS                         NATIONS
    TENNESSEE          NATIONS          TEXAS          NATIONS        VIRGINIA          NATIONS
    INTERMEDIATE      TENNESSEE      INTERMEDIATE       TEXAS        INTERMEDIATE      VIRGINIA
    MUNICIPAL         MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL
    BOND FUND         BOND FUND       BOND FUND       BOND FUND       BOND FUND        BOND FUND
    -------------    -----------     -----------   -------------  ---------------   -------------
    $46,445,765       $9,285,269    $388,159,523     $16,634,314    $219,204,793      $23,081,389
           194               721             455             336              82              208
       685,527           155,144       4,556,143         207,211       3,478,178          357,269
         2,769             1,349          45,531           1,834           1,296            3,015
        28,257           185,266          18,292          34,742          56,233            2,123
            --                --              --              --              --               --
         1,112               929             311           1,240              --              583
           844                --              --              --              --               --
   -----------        ----------    ------------     -----------    ------------      -----------
    47,164,468         9,628,678     392,780,255      16,879,677     222,740,582       23,444,587
   -----------        ----------    ------------     -----------    ------------      -----------
        54,288            70,936           2,195          33,999         422,026           51,829
            --                --       3,213,022         321,302              --               --
         8,318                --         102,990           2,388          44,532            4,557
         3,060               616          25,468           1,082          14,679            1,525
         4,690             3,934           2,506           7,574          21,558           10,437
            --               491           3,168             102              --            2,729
         2,005             1,859           3,519           2,019           6,303            2,041
       170,631            15,398       1,501,794          59,040         683,722           50,077
         1,210               553           2,142           1,054          14,492            1,296
        17,930             9,217          34,432          14,961          58,160           11,857
   -----------        ----------     -----------     -----------    ------------      -----------
       262,132           103,004       4,891,236         443,521       1,265,472          136,348
   -----------        ----------    ------------     -----------    ------------      -----------
   $46,902,336        $9,525,674    $387,889,019     $16,436,156    $221,475,110      $23,308,239
   ===========        ==========    ============     ===========    ============      ===========
   $44,596,499        $8,749,080    $370,031,804     $15,537,075    $208,262,457      $21,993,902
   ===========        ==========    ============     ===========    ============      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)               SEPTEMBER 30,
1997 (UNAUDITED)

                                                                                                  NATIONS
                                               NATIONS          NATIONS                           FLORIDA
                                              SHORT-TERM      INTERMEDIATE       NATIONS        INTERMEDIATE
                                              MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
                                             INCOME FUND       BOND FUND       INCOME FUND       BOND FUND
                                             ---------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income........  $        947     $     60,630     $    103,572     $         --
Accumulated net realized gain/(loss) on
  investments sold.........................      (548,448)       2,244,660        2,429,203         (925,352)
Net unrealized appreciation of
  investments..............................       967,511       38,579,050       29,858,056       10,339,127
Paid-in capital............................   116,194,703      823,097,061      443,626,492      201,098,884
                                             ------------     ------------     ------------     ------------
                                             $116,614,713     $863,981,401     $476,017,323     $210,512,659
                                             ============     ============     ============     ============
NET ASSETS:
Primary A Shares...........................  $ 70,114,231     $858,006,947     $443,881,807     $199,721,640
                                             ============     ============     ============     ============
Investor A Shares..........................  $ 32,142,306     $  3,332,676     $ 15,218,786     $  7,246,022
                                             ============     ============     ============     ============
Investor B Shares (formerly Investor N
  Shares)..................................  $ 14,124,435     $  1,957,721     $ 13,890,792     $  3,425,278
                                             ============     ============     ============     ============
Investor C Shares..........................  $    233,741     $    684,057     $  3,025,938     $    119,719
                                             ============     ============     ============     ============
SHARES OUTSTANDING:
Primary A Shares...........................     6,994,132       83,463,296       39,150,134       18,669,573
                                             ============     ============     ============     ============
Investor A Shares..........................     3,206,480          324,190        1,342,266          677,325
                                             ============     ============     ============     ============
Investor B Shares..........................     1,408,974          190,440        1,225,112          320,187
                                             ============     ============     ============     ============
Investor C Shares..........................        23,317           66,546          266,891           11,191
                                             ============     ============     ============     ============
PRIMARY A SHARES:
Net asset value, offering and redemption
  price per share..........................        $10.02           $10.28           $11.34           $10.70
                                                   ------           ------           ------           ------
INVESTOR A SHARES:
Net asset value, offering and redemption
  price per share..........................        $10.02           $10.28           $11.34           $10.70
                                                   ------           ------           ------           ------
INVESTOR B SHARES:
Net asset value, offering and redemption
  price per share..........................        $10.02           $10.28           $11.34           $10.70
                                                   ------           ------           ------           ------
INVESTOR C SHARES:
Net asset value and offering price per
  share*...................................        $10.02           $10.28           $11.34           $10.70
                                                   ------           ------           ------           ------

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)               SEPTEMBER 30,
1997 (UNAUDITED)

                      NATIONS                          NATIONS                          NATIONS
      NATIONS         GEORGIA          NATIONS        MARYLAND         NATIONS       NORTH CAROLINA
      FLORIDA       INTERMEDIATE       GEORGIA       INTERMEDIATE     MARYLAND        INTERMEDIATE
     MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL
     BOND FUND       BOND FUND        BOND FUND       BOND FUND       BOND FUND        BOND FUND
    -----------------------------------------------------------------------------------------------
    $    17,977     $      9,933     $     8,172     $    28,863     $     6,677       $     10,964
     (1,165,528)         573,112        (261,527)     (1,066,099)        (36,672)           (43,159)
      2,422,873        6,449,180         605,058       3,658,576         792,316          9,325,227
     45,441,348      137,477,166      15,987,828      91,947,877      17,406,364        176,142,847
    -----------     ------------     -----------     -----------     -----------       ------------
    $46,716,670     $144,509,391     $16,339,531     $94,569,217     $18,168,685       $185,435,879
    ===========     ============     ===========     ===========     ===========       ============
    $26,524,283     $125,613,425     $ 6,164,674     $73,251,477     $ 8,208,800       $170,574,042
    ===========     ============     ===========     ===========     ===========       ============
    $ 1,944,777     $  9,505,921     $   435,246     $15,337,720     $ 1,766,093       $  6,841,920
    ===========     ============     ===========     ===========     ===========       ============
    $18,205,447     $  7,605,258     $ 9,713,646     $ 4,208,514     $ 8,191,151       $  6,647,539
    ===========     ============     ===========     ===========     ===========       ============
    $    42,163     $  1,784,787     $    25,965     $ 1,771,506     $     2,641       $  1,372,378
    ===========     ============     ===========     ===========     ===========       ============
      2,690,801       11,536,603         625,922       6,679,045         839,452         16,036,792
    ===========     ============     ===========     ===========     ===========       ============
        197,291          873,038          44,192       1,398,478         180,608            643,256
    ===========     ============     ===========     ===========     ===========       ============
      1,846,880          698,478         986,262         383,734         837,654            624,988
    ===========     ============     ===========     ===========     ===========       ============
          4,277          163,917           2,636         161,524             270            129,028
    ===========     ============     ===========     ===========     ===========       ============
          $9.86           $10.89           $9.85          $10.97           $9.78             $10.64
          -----           ------           -----          ------           -----             ------
          $9.86           $10.89           $9.85          $10.97           $9.78             $10.64
          -----           ------           -----          ------           -----             ------
          $9.86           $10.89           $9.85          $10.97           $9.78             $10.64
          -----           ------           -----          ------           -----             ------
          $9.86           $10.89           $9.85          $10.97           $9.78             $10.64
          -----           ------           -----          ------           -----             ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)               SEPTEMBER 30,
1997 (UNAUDITED)

                                                                               NATIONS
                                                              NATIONS           SOUTH            NATIONS
                                                               NORTH           CAROLINA           SOUTH
                                                             CAROLINA        INTERMEDIATE       CAROLINA
                                                             MUNICIPAL        MUNICIPAL         MUNICIPAL
                                                             BOND FUND        BOND FUND         BOND FUND
                                                            ----------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income.......................  $    24,024      $      3,934      $     7,728
Accumulated net realized gain/(loss) on investments
  sold....................................................     (980,650)          102,103          (44,484)
Net unrealized appreciation of investments................    1,676,944        15,027,188          803,989
Paid-in capital...........................................   28,751,362       261,202,628       18,485,377
                                                            -----------      ------------      -----------
                                                            $29,471,680      $276,335,853      $19,252,610
                                                            ===========      ============      ===========
NET ASSETS:
Primary A Shares..........................................  $ 4,495,066      $255,123,403      $ 6,854,564
                                                            ===========      ============      ===========
Investor A Shares.........................................  $   691,179      $ 10,408,414      $ 1,704,764
                                                            ===========      ============      ===========
Investor B Shares.........................................  $24,266,098      $  6,371,825      $10,690,550
                                                            ===========      ============      ===========
Investor C Shares.........................................  $    19,337      $  4,432,211      $     2,732
                                                            ===========      ============      ===========
SHARES OUTSTANDING:
Primary A Shares..........................................      456,028        23,775,556          677,065
                                                            ===========      ============      ===========
Investor A Shares.........................................       70,124           969,980          168,386
                                                            ===========      ============      ===========
Investor B Shares.........................................    2,461,830           593,804        1,055,986
                                                            ===========      ============      ===========
Investor C Shares.........................................        1,962           413,050              270
                                                            ===========      ============      ===========
PRIMARY A SHARES:
Net asset value, offering and redemption price per
  share...................................................        $9.86            $10.73           $10.12
                                                                  -----            ------           ------
INVESTOR A SHARES:
Net asset value, offering and redemption price per
  share...................................................        $9.86            $10.73           $10.12
                                                                  -----            ------           ------
INVESTOR B SHARES:
Net asset value, offering and redemption price per
  share...................................................        $9.86            $10.73           $10.12
                                                                  -----            ------           ------
INVESTOR C SHARES:
Net asset value and offering price per share*.............        $9.86            $10.73           $10.12
                                                                  -----            ------           ------

---------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)               SEPTEMBER 30,
1997 (UNAUDITED)

     NATIONS                       NATIONS                        NATIONS
    TENNESSEE      TENNESSEE        TEXAS         NATIONS        VIRGINIA        NATIONS
    INTERMEDIATE   MUNICIPAL     INTERMEDIATE      TEXAS        INTERMEDIATE     VIRGINIA
    MUNICIPAL      BOND FUND      MUNICIPAL      MUNICIPAL       MUNICIPAL      MUNICIPAL
    BOND FUND      BOND FUND      BOND FUND      BOND FUND       BOND FUND      BOND FUND
    --------------------------------------------------------------------------------------
   $     1,693    $    5,896     $     1,137     $   15,212     $   145,586     $    6,892
      (252,972)     (169,328)       (668,131)      (635,510)       (622,210)      (616,586)
     1,849,266       536,189      18,127,719      1,097,239      10,942,336      1,087,487
    45,304,349     9,152,917     370,428,294     15,959,215     211,009,398     22,830,446
    ----------     ---------     -----------     ----------     -----------     ----------
   $46,902,336    $9,525,674    $387,889,019    $16,436,156    $221,475,110    $23,308,239
   ===========    ==========    ============    ===========    ============    ===========
   $36,849,952    $3,303,138    $383,866,194    $ 6,656,094    $152,720,664    $ 8,310,894
   ===========    ==========    ============    ===========    ============    ===========
   $ 6,847,266    $1,342,155    $  1,243,168    $   412,044    $ 52,756,143    $   831,549
   ===========    ==========    ============    ===========    ============    ===========
   $ 3,202,628    $4,839,641    $  2,160,287    $ 9,290,446    $ 10,077,790    $14,117,867
   ===========    ==========    ============    ===========    ============    ===========
   $     2,490    $   40,740    $    619,370    $    77,572    $  5,920,513    $    47,929
   ===========    ==========    ============    ===========    ============    ===========
     3,567,694       327,070      36,741,418        674,285      14,065,596        851,701
   ===========    ==========    ============    ===========    ============    ===========
       662,954       132,898         118,989         41,741       4,858,865         85,214
   ===========    ==========    ============    ===========    ============    ===========
       310,078       479,212         206,771        941,149         928,164      1,446,780
   ===========    ==========    ============    ===========    ============    ===========
           241         4,034          59,282          7,858         545,296          4,912
   ===========    ==========    ============    ===========    ============    ===========
        $10.33        $10.10          $10.45          $9.87          $10.86          $9.76
        ------        ------          ------          -----          ------          -----
        $10.33        $10.10          $10.45          $9.87          $10.86          $9.76
        ------        ------          ------          -----          ------          -----
        $10.33        $10.10          $10.45          $9.87          $10.86          $9.76
        ------        ------          ------          -----          ------          -----
        $10.33        $10.10          $10.45          $9.87          $10.86          $9.76
        ------        ------          ------          -----          ------          -----

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                         NATIONS                                   NATIONS
                                                        SHORT-TERM     NATIONS                     FLORIDA
                                                        MUNICIPAL    INTERMEDIATE    NATIONS     INTERMEDIATE
                                                          INCOME      MUNICIPAL     MUNICIPAL     MUNICIPAL
                                                           FUND       BOND FUND    INCOME FUND    BOND FUND
                                                        ----------------------------------------------------
INVESTMENT INCOME:
Interest............................................... $1,983,781   $10,881,550   $ 8,777,586   $ 2,637,143
Dividends..............................................     69,448       170,740        52,905        30,108
                                                        ----------   -----------   -----------   -----------
  Total investment income..............................  2,053,229    11,052,290     8,830,491     2,667,251
                                                        ----------   -----------   -----------   -----------
EXPENSES:
Investment advisory fee (Note 2).......................    223,527     1,073,379       925,105       256,575
Administration fee (Note 2)............................     44,705       214,676       154,184        51,315
Transfer agent fees (Note 2)...........................     31,098        82,396        75,280        26,563
Custodian fees (Note 2)................................      7,579        13,275        11,670         7,174
Legal and audit fees...................................     11,305        15,105        16,972         9,705
Trustees' fees and expenses (Note 2)...................      1,329         3,001         2,641         1,119
Amortization of organization costs (Note 6)............      4,178         4,579            --         2,883
Interest expense (Note 7)..............................        825           811            34            83
Registration and filing fees...........................     18,324        70,091        53,694         9,396
Other..................................................     13,129        20,032        19,550        14,081
                                                        ----------   -----------   -----------   -----------
  Subtotal.............................................    355,999     1,497,345     1,259,130       378,894
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares....................................     21,868         2,937        16,013         4,452
  Investor B Shares....................................     17,141         4,962        58,204        10,376
  Investor C Shares....................................      1,116         2,245         5,568           695
Fees waived and/or expenses reimbursed by investment
  adviser and/or administrator (Note 2)................   (178,060)     (424,026)     (336,048)     (122,590)
                                                        ----------   -----------   -----------   -----------
  Total expenses.......................................    218,064     1,083,463     1,002,867       271,827
                                                        ----------   -----------   -----------   -----------
NET INVESTMENT INCOME..................................  1,835,165     9,968,827     7,827,624     2,395,424
                                                        ----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  period...............................................     98,654     2,388,075     5,737,537        75,089
Change in unrealized appreciation/(depreciation) of
  investments during the period........................    477,713    37,053,784    25,266,031     9,344,256
                                                        ----------   -----------   -----------   -----------
Net realized and unrealized gain/(loss) on
  investments..........................................    576,367    39,441,859    31,003,568     9,419,345
                                                        ----------   -----------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...................................... $2,411,532   $49,410,686   $38,831,192   $11,814,769
                                                        ==========   ===========   ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS  (CONTINUED)

                            NATIONS                                 NATIONS                                 NATIONS
        NATIONS             GEORGIA             NATIONS            MARYLAND             NATIONS         NORTH CAROLINA
        FLORIDA          INTERMEDIATE           GEORGIA          INTERMEDIATE          MARYLAND          INTERMEDIATE
       MUNICIPAL           MUNICIPAL           MUNICIPAL           MUNICIPAL           MUNICIPAL           MUNICIPAL
       BOND FUND           BOND FUND           BOND FUND           BOND FUND           BOND FUND           BOND FUND
    -------------------------------------------------------------------------------------------------------------------
       $1,136,952          $2,136,958           $435,114           $2,272,270           $417,334          $ 2,039,651
           22,647              33,079              9,827               29,595             14,986               28,758
       ----------          ----------           --------           ----------           --------          -----------
        1,159,599           2,170,037            444,941            2,301,865            432,320            2,068,409
       ----------          ----------           --------           ----------           --------          -----------
          126,543             215,430             48,800              223,243             49,104              202,382
           21,090              43,086              8,133               44,649              8,184               40,476
           14,856              21,674              8,840               30,843              7,811               20,534
            5,909               7,046              4,989                7,652              4,947                6,471
            8,148              10,232              5,625               17,485              5,512                8,132
              679               1,120                271                1,476                250                  802
              250               1,255                208                   --                400                1,199
               --                 351                166                   --                 --                   --
            3,048               6,982              2,483                7,002              4,639                8,940
            8,666              11,891              5,461               24,070              9,351                8,517
       ----------          ----------           --------           ----------           --------          -----------
          189,189             319,067             84,976              356,420             90,198              297,453
            1,852               9,208                300               14,824              1,665                6,251
           73,152              22,975             39,001               12,877             32,307               20,239
              127               5,804                176                5,732                  8                4,180
          (62,673)           (103,696)           (36,011)            (132,910)           (41,212)             (95,086)
       ----------          ----------           --------           ----------           --------          -----------
          201,647             253,358             88,442              256,943             82,966              233,037
       ----------          ----------           --------           ----------           --------          -----------
          957,952           1,916,679            356,499            2,044,922            349,354            1,835,372
       ----------          ----------           --------           ----------           --------          -----------
          (32,765)            851,221             98,741              (82,365)            49,302              304,005
        1,633,660           5,165,681            486,139            2,292,037            563,269            8,261,978
       ----------          ----------           --------           ----------           --------          -----------
        1,600,895           6,016,902            584,880            2,209,672            612,571            8,565,983
       ----------          ----------           --------           ----------           --------          -----------
       $2,558,847          $7,933,581           $941,379           $4,254,594           $961,925          $10,401,355
       ==========          ==========           ========           ==========           ========          ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS  (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                  NATIONS
                                                             NATIONS           SOUTH CAROLINA          NATIONS
                                                          NORTH CAROLINA        INTERMEDIATE        SOUTH CAROLINA
                                                            MUNICIPAL            MUNICIPAL            MUNICIPAL
                                                            BOND FUND            BOND FUND            BOND FUND
                                                          --------------------------------------------------------
INVESTMENT INCOME:
Interest................................................    $  751,106          $  3,351,842           $489,808
Dividends...............................................        15,580                27,357              6,194
                                                            ----------          ------------           --------
  Total investment income...............................       766,686             3,379,199            496,002
                                                            ----------          ------------           --------
EXPENSES:
Investment advisory fee (Note 2)........................        85,131               319,760             54,298
Administration fee (Note 2).............................        14,189                63,952              9,050
Transfer agent fees (Note 2)............................        12,734                35,389              9,162
Custodian fees (Note 2).................................         5,462                 7,852              5,094
Legal and audit fees....................................         7,155                11,322              5,851
Trustees' fees and expenses (Note 2)....................           486                 1,387                313
Amortization of organization costs (Note 6).............           251                 2,776                300
Interest expense (Note 7)...............................            66                   299                266
Registration and filing fees............................         2,743                12,040              2,684
Other...................................................         7,446                15,629              5,323
                                                            ----------          ------------           --------
  Subtotal..............................................       135,663               470,406             92,341
Shareholder servicing and distribution fees (Note 3):
  Investor A Shares.....................................           572                10,638              1,046
  Investor B Shares.....................................        92,918                14,251             43,066
  Investor C Shares.....................................            58                17,654                284
Fees waived and/or expenses reimbursed by investment
  adviser, administrator and/or custodian (Note 2)......       (49,938)             (150,619)           (37,781)
                                                            ----------          ------------           --------
  Total expenses........................................       179,273               362,330             98,956
                                                            ----------          ------------           --------
NET INVESTMENT INCOME...................................       587,413             3,016,869            397,046
                                                            ----------          ------------           --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) on investments sold during the
  period................................................        10,338               325,681            (59,670)
Change in unrealized appreciation/(depreciation) of
  investments during the period.........................     1,114,144            13,771,981            659,909
                                                            ----------          ------------           --------
Net realized and unrealized gain/(loss) on
  investments...........................................     1,124,482            14,097,662            600,239
                                                            ----------          ------------           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....    $1,711,895          $ 17,114,531           $997,285
                                                            ==========          ============           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS  (CONTINUED)

      NATIONS                        NATIONS                         NATIONS
     TENNESSEE        NATIONS         TEXAS          NATIONS         VIRGINIA        NATIONS
    INTERMEDIATE     TENNESSEE     INTERMEDIATE       TEXAS        INTERMEDIATE      VIRGINIA
     MUNICIPAL       MUNICIPAL      MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL
     BOND FUND       BOND FUND      BOND FUND       BOND FUND       BOND FUND       BOND FUND
    ------------------------------------------------------------------------------------------
     $   666,811     $244,546      $  3,294,709     $  439,239     $  5,804,159     $  592,917
          15,817        6,254            73,921          9,600           40,092         11,983
     -----------     --------      ------------     ----------     ------------     ----------
         682,628      250,800         3,368,630        448,839        5,844,251        604,900
     -----------     --------      ------------     ----------     ------------     ----------
          67,683       28,684           323,214         48,820          554,731         65,474
          13,536        4,654            64,643          8,136          110,946         10,912
           9,775        5,763            18,912         10,163           96,389         13,296
           5,210        4,739             6,918          5,181           12,807          5,181
           6,068        4,990             7,293          5,851           22,681          6,178
             346          155               808            287            3,789            356
             994          409               621            553               --            250
             394           75                --            303              794             --
           5,080        3,639            18,076          2,142            6,893          2,661
           7,930        5,267             8,959          7,028           34,552          6,580
     -----------     --------      ------------     ----------     ------------     ----------
         117,016       58,375           449,444         88,464          843,582        110,888
           6,899        1,297             1,037            376           52,216            768
           9,459       19,881             6,442         37,640           31,070         55,421
               7          123             1,825            234           18,865            145
         (49,122)     (30,376)         (126,267)       (38,625)        (287,029)       (45,605)
     -----------     --------      ------------     ----------     ------------     ----------
          84,259       49,300           332,481         88,089          658,704        121,617
     -----------     --------      ------------     ----------     ------------     ----------
         598,369      201,500         3,036,149        360,750        5,185,547        483,283
     -----------     --------      ------------     ----------     ------------     ----------
          55,689       36,112           343,031        101,076          120,217         50,169
       1,567,822      340,768        17,712,011        552,370        5,305,228        741,740
     -----------     --------      ------------     ----------     ------------     ----------
       1,623,511      376,880        18,055,042        653,446        5,425,445        791,909
     -----------     --------      ------------     ----------     ------------     ----------
     $ 2,221,880     $578,380      $ 21,091,191     $1,014,196     $ 10,610,992     $1,275,192
     ===========     ========      ============     ==========     ============     ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                   NATIONS
                                                   NATIONS         NATIONS                         FLORIDA
                                                  SHORT-TERM     INTERMEDIATE      NATIONS       INTERMEDIATE
                                                  MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                 INCOME FUND      BOND FUND      INCOME FUND      BOND FUND
                                                 ------------------------------------------------------------
Net investment income........................... $  1,835,165    $  9,968,827    $  7,827,624    $  2,395,424
Net realized gain/(loss) on investments.........       98,654       2,388,075       5,737,537          75,089
Change in unrealized appreciation/(depreciation)
  of investments................................      477,713      37,053,784      25,266,031       9,344,256
                                                 ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations....................................    2,411,532      49,410,686      38,831,192      11,814,769
Distributions to shareholders from net
  investment income:
  Primary A Shares..............................   (1,213,353)     (9,853,614)     (7,057,675)     (2,223,102)
  Investor A Shares.............................     (423,832)        (65,485)       (398,252)        (97,215)
  Investor B Shares.............................     (185,448)        (34,313)       (330,512)        (70,291)
  Investor C Shares.............................      (12,532)        (15,415)        (41,185)         (4,816)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares..............................    8,665,076     710,507,806     337,083,559     138,743,451
  Investor A Shares.............................   23,595,357       1,183,146        (572,609)      5,024,556
  Investor B Shares.............................    3,405,004         431,733      (1,403,122)       (165,077)
  Investor C Shares.............................     (850,621)        (92,400)      1,242,895        (159,654)
                                                 ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets...........   35,391,183     751,472,144     367,354,291     152,862,621
NET ASSETS:
Beginning of period.............................   81,223,530     112,509,257     108,663,032      57,650,038
                                                 ------------    ------------    ------------    ------------
End of period................................... $116,614,713    $863,981,401    $476,017,323    $210,512,659
                                                 ============    ============    ============    ============
Undistributed net investment income at end of
  period........................................ $        947    $     60,630    $    103,572    $         --
                                                 ============    ============    ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                      NATIONS                          NATIONS                          NATIONS
      NATIONS         GEORGIA          NATIONS        MARYLAND         NATIONS       NORTH CAROLINA
      FLORIDA       INTERMEDIATE       GEORGIA       INTERMEDIATE     MARYLAND        INTERMEDIATE
     MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL
     BOND FUND       BOND FUND        BOND FUND       BOND FUND       BOND FUND        BOND FUND
    -----------------------------------------------------------------------------------------------
    $   957,952     $  1,916,679     $   356,499     $ 2,044,922     $   349,354      $   1,835,372
        (32,765)         851,221          98,741         (82,365)         49,302            304,005
      1,633,660        5,165,681         486,139       2,292,037         563,269          8,261,978
    -----------     ------------     -----------     -----------     -----------      -------------
      2,558,847        7,933,581         941,379       4,254,594         961,925         10,401,355
       (527,240)      (1,529,602)       (144,420)     (1,581,760)       (151,731)        (1,534,907)
        (43,972)        (197,508)         (6,903)       (337,596)        (36,500)          (139,132)
       (385,860)        (151,211)       (203,932)        (86,733)       (161,070)          (133,666)
           (881)         (38,358)         (1,244)        (38,833)            (53)           (27,667)
      9,033,108       76,661,948         404,229       8,026,627       3,374,219        136,558,260
         91,052          438,597         209,779         (26,700)        295,036            940,684
     (2,283,137)        (216,033)       (822,120)       (199,069)       (220,231)          (336,954)
            880         (255,617)        (48,756)       (293,724)             53            (30,898)
    -----------     ------------     -----------     -----------     -----------      -------------
      8,442,797       82,645,797         328,012       9,716,806       4,061,648        145,697,075
     38,273,873       61,863,594      16,011,519      84,852,411      14,107,037         39,738,804
    -----------     ------------     -----------     -----------     -----------      -------------
    $46,716,670     $144,509,391     $16,339,531     $94,569,217     $18,168,685      $ 185,435,879
    ===========     ============     ===========     ===========     ===========      =============
    $    17,977     $      9,933     $     8,172     $    28,863     $     6,677      $      10,964
    ===========     ============     ===========     ===========     ===========      =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                    NATIONS
                                                                 NATIONS         SOUTH CAROLINA        NATIONS
                                                             NORTH CAROLINA       INTERMEDIATE      SOUTH CAROLINA
                                                                MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                BOND FUND          BOND FUND          BOND FUND
                                                             -----------------------------------------------------
Net investment income.......................................  $    587,413       $   3,016,869      $    397,046
Net realized gain/(loss) on investments.....................        10,338             325,681           (59,670)
Change in unrealized appreciation/(depreciation) of
  investments...............................................     1,114,144          13,771,981           659,909
                                                              ------------       -------------      ------------
Net increase in net assets resulting from operations........     1,711,895          17,114,531           997,285
Distributions to shareholders from net investment income:
  Primary A Shares..........................................       (92,847)         (2,554,757)         (144,295)
  Investor A Shares.........................................       (14,140)           (240,802)          (24,028)
  Investor B Shares.........................................      (480,032)           (122,341)         (226,502)
  Investor C Shares.........................................          (394)            (98,969)           (2,221)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares..........................................     1,248,547         192,575,016         1,548,997
  Investor A Shares.........................................        72,908            (289,362)          863,682
  Investor B Shares.........................................      (543,980)            504,155        (1,786,349)
  Investor C Shares.........................................           394            (761,696)         (248,045)
                                                              ------------       -------------      ------------
Net increase/(decrease) in net assets.......................     1,902,351         206,125,775           978,524
NET ASSETS:
Beginning of period.........................................    27,569,329          70,210,078        18,274,086
                                                              ------------       -------------      ------------
End of period...............................................  $ 29,471,680       $ 276,335,853      $ 19,252,610
                                                              ============       =============      ============
Undistributed net investment income at end of period........  $     24,024       $       3,934      $      7,728
                                                              ============       =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

      NATIONS                        NATIONS                          NATIONS
     TENNESSEE       NATIONS          TEXAS           NATIONS         VIRGINIA         NATIONS
    INTERMEDIATE    TENNESSEE      INTERMEDIATE        TEXAS        INTERMEDIATE      VIRGINIA
     MUNICIPAL      MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL        MUNICIPAL
     BOND FUND      BOND FUND       BOND FUND        BOND FUND       BOND FUND        BOND FUND
    --------------------------------------------------------------------------------------------
    $   598,369     $  201,500     $  3,036,149     $   360,750     $  5,185,547     $   483,283
         55,689         36,112          343,031         101,076          120,217          50,169
      1,567,822        340,768       17,712,011         552,370        5,305,228         741,740
    -----------     ----------     ------------     -----------     ------------     -----------
      2,221,880        578,380       21,091,191       1,014,196       10,610,992       1,275,192
       (392,403)       (68,773)      (2,957,717)       (150,466)      (3,623,724)       (170,095)
       (146,030)       (29,838)         (22,617)         (8,965)      (1,213,482)        (18,632)
        (59,889)      (102,062)         (43,527)       (199,700)        (201,773)       (293,543)
            (47)          (827)         (12,288)         (1,619)        (146,568)         (1,013)
     26,596,140        594,274      341,144,246         737,238          298,269       2,346,879
       (155,461)       271,916          309,088          25,592       (4,326,689)         76,887
         77,302       (688,283)         (77,803)     (1,191,691)        (694,050)       (377,572)
             49            827           12,288           1,618         (697,810)          1,013
    -----------     ----------     ------------     -----------     ------------     -----------
     28,141,541        555,614      359,442,861         226,203            5,165       2,839,116
     18,760,795      8,970,060       28,446,158      16,209,953      221,469,945      20,469,123
    -----------     ----------     ------------     -----------     ------------     -----------
    $46,902,336     $9,525,674     $387,889,019     $16,436,156     $221,475,110     $23,308,239
    ===========     ==========     ============     ===========     ============     ===========
    $     1,693     $    5,896     $      1,137     $    15,212     $    145,586     $     6,892
    ===========     ==========     ============     ===========     ============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 1997

                                                                                                     NATIONS
                                                     NATIONS        NATIONS                          FLORIDA
                                                   SHORT-TERM     INTERMEDIATE       NATIONS       INTERMEDIATE
                                                    MUNICIPAL      MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                   INCOME FUND     BOND FUND       INCOME FUND      BOND FUND
                                                   ----------------------------------------------------------
Net investment income............................. $ 3,040,641    $  4,409,368    $  5,503,092    $ 2,490,541
Net realized gain/(loss) on investments...........      61,058         235,923       1,142,681        (30,898)
Change in unrealized appreciation/(depreciation)
  of investments..................................    (307,856)       (562,215)       (753,768)      (354,732)
                                                   -----------    ------------    ------------    -----------
Net increase in net assets resulting from
  operations......................................   2,793,843       4,083,076       5,892,005      2,104,911
Distributions to shareholders from net investment
  income:
  Primary A Shares................................  (2,281,637)     (4,229,321)     (3,726,441)    (2,200,901)
  Investor A Shares...............................    (252,440)        (82,555)       (935,349)      (114,523)
  Investor B Shares...............................    (446,785)        (65,237)       (750,105)      (165,677)
  Investor C Shares...............................     (59,779)        (32,255)        (91,197)        (9,440)
  Net increase/(decrease) in net assets from Fund
     share transactions:
  Primary A Shares................................  12,736,118      31,093,197       9,007,226      7,109,886
  Investor A Shares...............................   3,838,818         581,183     (11,054,474)       121,830
  Investor B Shares...............................  (3,159,815)       (138,009)     (2,357,406)      (489,261)
  Investor C Shares...............................    (986,312)         37,778        (470,496)           323
                                                   -----------    ------------    ------------    -----------
Net increase/(decrease) in net assets.............  12,182,011      31,247,857      (4,486,237)     6,357,148
NET ASSETS:
Beginning of year.................................  69,041,519      81,261,400     113,149,269     51,292,890
                                                   -----------    ------------    ------------    -----------
End of year....................................... $81,223,530    $112,509,257    $108,663,032    $57,650,038
                                                   ===========    ============    ============    ===========
Undistributed net investment income at end of
  year............................................ $       947    $     60,630    $    103,572    $        --
                                                   ===========    ============    ============    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

                      NATIONS                         NATIONS                           NATIONS
      NATIONS         GEORGIA         NATIONS        MARYLAND          NATIONS       NORTH CAROLINA
      FLORIDA       INTERMEDIATE      GEORGIA       INTERMEDIATE      MARYLAND        INTERMEDIATE
     MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL        MUNICIPAL
     BOND FUND       BOND FUND       BOND FUND       BOND FUND        BOND FUND        BOND FUND
    ----------------------------------------------------------------------------------------------
    $ 1,772,810     $ 2,674,918     $   641,380     $ 3,944,353     $   608,097      $  1,749,355
       (210,373)         73,261          43,488           1,745         (30,459)          (11,423)
        189,030        (398,430)        (35,496)       (832,530)         55,520           (66,100)
    -----------     -----------     -----------     -----------     -----------      ------------
      1,751,467       2,349,749         649,372       3,113,568         633,158         1,671,832
               )
       (725,315      (1,857,490)       (158,769)     (2,892,805)       (179,533)       (1,106,565)
        (95,467)       (390,944)         (6,345)       (760,315)        (66,776)         (289,190)
       (950,250)       (330,178)       (473,179)       (184,325)       (361,680)         (297,013)
         (1,778)        (96,306)         (3,087)       (106,908)           (108)          (56,587)
      3,709,085       5,482,256       3,500,180       2,823,654       1,802,900         4,732,402
        (65,643)        232,646         200,730      (4,309,404)        317,957        (1,931,811)
     (4,214,981)       (459,769)     (2,097,679)       (160,894)     (1,576,575)       (1,285,915)
          1,778        (456,040)          3,087        (863,300)            108           (11,762)
    -----------     -----------     -----------     -----------     -----------      ------------
       (591,104)      4,473,924       1,614,310      (3,340,729)        569,451         1,425,391
     38,864,977      57,389,670      14,397,209      88,193,140      13,537,586        38,313,413
    -----------     -----------     -----------     -----------     -----------      ------------
    $38,273,873     $61,863,594     $16,011,519     $84,852,411     $14,107,037      $ 39,738,804
    ===========     ===========     ===========     ===========     ===========      ============
    $    17,978     $     9,933     $     8,172     $    28,863     $     6,677      $     10,964
    ===========     ===========     ===========     ===========     ===========      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
FOR THE PERIOD ENDED MARCH 31, 1997

                                                                                     NATIONS
                                                                  NATIONS         SOUTH CAROLINA        NATIONS
                                                               NORTH CAROLINA      INTERMEDIATE      SOUTH CAROLINA
                                                                 MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                 BOND FUND          BOND FUND          BOND FUND
                                                               -----------------------------------------------------
Net investment income........................................  $  1,234,634       $  3,276,348       $    797,602
Net realized gain/(loss) on investments......................       (30,053)           200,162             54,323
Change in unrealized appreciation/(depreciation) of
  investments................................................       (31,510)          (320,293)           (24,716)
                                                               ------------       ------------       ------------
Net increase in net assets resulting from operations.........     1,173,071          3,156,217            827,209
Distributions to shareholders from net investment income:
  Primary A Shares ..........................................      (115,090)        (2,152,396)          (197,197)
  Investor A Shares .........................................       (24,029)          (602,275)           (47,497)
  Investor B Shares .........................................    (1,094,722)          (287,063)          (541,690)
  Investor C Shares .........................................          (793)          (234,614)           (11,218)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares ..........................................     1,513,901          7,210,466          3,052,543
  Investor A Shares .........................................       148,174         (3,826,508)          (409,632)
  Investor B Shares .........................................    (4,388,434)        (1,220,014)          (914,041)
  Investor C Shares .........................................           793           (315,082)           (16,765)
                                                               ------------       ------------       ------------
Net increase/(decrease) in net assets........................    (2,787,129)         1,728,731          1,741,712
NET ASSETS:
Beginning of year............................................    30,356,458         68,481,347         16,532,374
                                                               ------------       ------------       ------------
End of year..................................................  $ 27,569,329       $ 70,210,078       $ 18,274,086
                                                               ============       ============       ============
Undistributed net investment income at end of year...........  $     24,024       $      3,934       $      7,728
                                                               ============       ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

      NATIONS                         NATIONS                         NATIONS
     TENNESSEE        NATIONS          TEXAS          NATIONS         VIRGINIA         NATIONS
    INTERMEDIATE     TENNESSEE      INTERMEDIATE       TEXAS        INTERMEDIATE      VIRGINIA
     MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL        MUNICIPAL
     BOND FUND       BOND FUND       BOND FUND       BOND FUND       BOND FUND        BOND FUND
    --------------------------------------------------------------------------------------------
    $   825,749     $   362,955     $ 1,448,768     $   783,128     $ 10,665,828     $   916,887
          5,649           3,409           7,708          76,398          939,225         (40,560)
        (40,872)          5,672         (34,218)        (46,562)      (3,178,654)         84,735
    -----------     -----------     -----------     -----------     -------------    -----------
        790,526         372,036       1,422,258         812,964        8,426,399         961,062
       (385,987)        (75,170)     (1,287,524)       (293,983)      (7,108,542)       (223,872)
       (305,932)        (46,783)        (38,114)        (17,461)      (2,780,800)        (32,652)
       (133,734)       (239,349)        (99,405)       (468,468)        (486,499)       (658,331)
            (96)         (1,653)        (23,725)         (3,216)        (289,987)         (2,032)
        487,962       1,627,730      (2,398,208)        510,593       (5,256,690)      2,428,702
       (591,615)         43,604         109,465          53,715      (11,640,180)         64,024
       (477,355)     (1,457,124)       (653,342)     (1,750,002)      (1,311,327)     (2,008,842)
             96           1,653          23,725           3,215         (384,351)          2,032
    -----------     -----------     -----------     -----------     -------------    -----------
       (616,135)        224,944      (2,944,870)     (1,152,643)     (20,831,977)        530,091
     19,376,930       8,745,116      31,391,028      17,362,596      242,301,922      19,939,032
    -----------     -----------     -----------     -----------     -------------    -----------
    $18,760,795     $ 8,970,060     $28,446,158     $16,209,953     $221,469,945     $20,469,123
    ===========     ===========     ===========     ===========     =============    ===========
    $     1,693     $     5,896     $     1,137     $    15,212     $    145,586     $     6,892
    ===========     ===========     ===========     ===========     =============    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                                   SHORT-TERM MUNICIPAL INCOME FUND
                                                                           SIX MONTHS ENDED
                                                                          SEPTEMBER 30, 1997                  YEAR ENDED
                                                                              (UNAUDITED)                   MARCH 31, 1997
                                                                      ---------------------------     ---------------------------
                                                                        SHARES         DOLLARS          SHARES         DOLLARS
                                                                      -----------------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................    2,633,015     $ 26,370,880      4,368,213     $ 43,578,419
  Issued in exchange for Pilot Shares of Pilot:
    Intermediate Municipal Fund (Note 9)...........................           --               --             --               --
    Municipal Bond Fund (Note 9)...................................           --               --             --               --
  Issued in exchange for Common Trust Shares of Nations Common
    Trust:
    Intermediate Municipal Fund (Note 9)...........................           --               --             --               --
    Municipal Bond Fund (Note 9)...................................           --               --             --               --
  Issued as reinvestment of dividends..............................          937            9,368          1,632           16,286
  Redeemed.........................................................   (1,775,594)     (17,715,172)    (3,093,414)     (30,858,587)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      858,358     $  8,665,076      1,276,431     $ 12,736,118
                                                                      ==========     ============     ==========     ============

INVESTOR A SHARES:
  Sold.............................................................    2,788,121     $ 27,866,247        866,486     $  8,632,324
  Issued in exchange for Class A Shares of Pilot:
    Intermediate Municipal Fund (Note 9)...........................           --               --             --               --
    Municipal Bond Fund (Note 9)...................................           --               --             --               --
  Issued as reinvestment of dividends..............................      614,972        6,172,838         21,810          217,532
  Redeemed.........................................................   (1,042,266)     (10,443,728)      (503,339)      (5,011,038)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................    2,360,827     $ 23,595,357        384,957     $  3,838,818
                                                                      ==========     ============     ==========     ============

INVESTOR B SHARES:
  Sold.............................................................      703,124     $  7,039,469        632,233     $  6,308,576
  Issued in exchange for Class B Shares of Pilot:
    Municipal Bond Fund (Note 9)...................................           --               --             --               --
  Issued as reinvestment of dividends..............................       14,193          141,937         41,012          409,216
  Redeemed.........................................................     (378,811)      (3,776,402)      (991,095)      (9,877,607)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      338,506     $  3,405,004       (317,850)    $ (3,159,815)
                                                                      ==========     ============     ==========     ============

INVESTOR C SHARES:
  Sold.............................................................       (9,063)    $    (90,182)        17,035     $    169,722
  Issued as reinvestment of dividends..............................          788            7,878          5,832           58,158
  Redeemed.........................................................      (76,885)        (768,317)      (121,972)      (1,214,192)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      (85,160)    $   (850,621)       (99,105)    $   (986,312)
                                                                      ==========     ============     ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

               INTERMEDIATE MUNICIPAL BOND FUND                                        MUNICIPAL INCOME FUND
         SIX MONTHS ENDED                                                SIX MONTHS ENDED
        SEPTEMBER 30, 1997                  YEAR ENDED                  SEPTEMBER 30, 1997                  YEAR ENDED
            (UNAUDITED)                   MARCH 31, 1997                    (UNAUDITED)                   MARCH 31, 1997
    ---------------------------     ---------------------------     ---------------------------     ---------------------------
      SHARES         DOLLARS          SHARES         DOLLARS          SHARES         DOLLARS          SHARES         DOLLARS
    ---------------------------------------------------------------------------------------------------------------------------
     4,385,910     $ 44,632,301      4,979,213      $50,069,761      3,356,410     $ 37,735,787      2,730,515     $ 29,871,880
    21,603,105      212,188,420             --               --             --               --             --               --
            --               --             --               --     17,965,582      187,858,832             --               --
    49,075,326      478,344,276             --               --             --               --             --               --
            --               --             --               --     14,127,038      149,569,075             --               --
        13,587          138,788          7,773           78,150          9,046          101,715          9,420          102,911
    (2,428,371)     (24,795,979)    (1,895,410)     (19,054,714)    (3,401,769)     (38,181,850)    (1,923,927)     (20,967,565)
    ----------     ------------     ----------      -----------     ----------     ------------     ----------     ------------
    72,649,557     $710,507,806      3,091,576      $31,093,197     32,056,307     $337,083,559        816,008     $  9,007,226
    ==========     ============     ==========      ===========     ==========     ============     ==========     ============

        57,620     $    584,184        169,102      $ 1,696,765        148,422     $  1,579,947      1,080,246     $ 11,738,664
        82,746          830,243             --               --             --               --             --               --
            --               --             --               --        147,004        1,612,299             --               --
         4,555           46,430          5,517           55,382         19,309          216,046         47,889          522,701
       (27,333)        (277,711)      (117,609)      (1,170,964)      (356,631)      (3,980,901)    (2,151,350)     (23,315,839)
    ----------     ------------     ----------      -----------     ----------     ------------     ----------     ------------
       117,588     $  1,183,146         57,010      $   581,183        (41,896)    $   (572,609)    (1,023,215)    $(11,054,474)
    ==========     ============     ==========      ===========     ==========     ============     ==========     ============

        44,969     $    458,066         11,720      $   118,086         19,698     $    137,364         46,816     $    505,476
            --               --             --               --        141,044        1,560,236             --               --
         1,559           15,883          3,724           37,407         14,843          166,095         35,015          382,426
        (4,137)         (42,216)       (29,316)        (293,502)      (292,334)      (3,266,817)      (296,881)      (3,245,308)
    ----------     ------------     ----------      -----------     ----------     ------------     ----------     ------------
        42,391     $    431,733        (13,872)     $  (138,009)      (116,749)    $ (1,403,122)      (215,050)    $ (2,357,406)
    ==========     ============     ==========      ===========     ==========     ============     ==========     ============

           485     $      4,984         22,724      $   229,240        115,128     $  1,305,550          6,900     $     76,000
         1,002           10,158          3,462           32,336          2,306           25,819          5,154           56,295
       (10,502)        (107,542)       (21,999)        (223,798)        (7,808)         (88,474)       (55,293)        (602,791)
    ----------     ------------     ----------      -----------     ----------     ------------     ----------     ------------
        (9,015)    $    (92,400)         4,187      $    37,778        109,626     $  1,242,895        (43,239)    $   (470,496)
    ==========     ============     ==========      ===========     ==========     ============     ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                               FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                                                           SIX MONTHS ENDED
                                                                          SEPTEMBER 30, 1997                  YEAR ENDED
                                                                              (UNAUDITED)                   MARCH 31, 1997
                                                                      ---------------------------     ---------------------------
                                                                        SHARES         DOLLARS          SHARES         DOLLARS
                                                                      -----------------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................    1,337,743     $ 14,180,076      1,806,440     $ 18,900,351
  Issued in exchange for Shares of Peachtree Georgia Tax-Free
    Income Fund (Note 9)...........................................           --               --             --               --
  Issued in exchange for Common Trust Shares of Nations Common
    Trust:
    Florida Tax-Exempt Income Fund (Note 9)........................   12,806,781      129,319,669             --               --
    Georgia Municipal Fund (Note 9)................................           --               --             --               --
    Bank South Tax-Free Fund (Note 9)..............................           --               --             --               --
  Issued as reinvestment of dividends..............................        2,158           22,904          7,678           80,228
  Redeemed.........................................................     (453,505)      (4,779,198)    (1,138,077)     (11,870,693)
                                                                        --------       ----------     ----------      -----------
  Net increase/(decrease)..........................................   13,693,177     $138,743,451        676,041     $  7,109,886
                                                                      ==========     ============     ==========     ============
INVESTOR A SHARES:
  Sold.............................................................      503,301     $  5,363,349        295,572     $  3,093,698
  Issued as reinvestment of dividends..............................        5,125           54,538          4,813           50,328
  Redeemed.........................................................      (37,020)        (393,331)      (288,370)      (3,022,196)
                                                                        --------       ----------     ----------      -----------
  Net increase/(decrease)..........................................      471,406     $  5,024,556         12,015     $    121,830
                                                                      ==========     ============     ==========     ============
                                                                        ========       ==========     ==========      ===========
INVESTOR B SHARES:
  Sold.............................................................       10,040     $    106,079         12,072     $    125,929
  Issued as reinvestment of dividends..............................        4,186           44,356          9,672          101,158
  Redeemed.........................................................      (29,501)        (315,512)       (68,762)        (716,348)
                                                                        --------       ----------     ----------      -----------
  Net increase/(decrease)..........................................      (15,275)    $   (165,077)       (47,018)    $   (489,261)
                                                                      ==========     ============     ==========     ============
                                                                        ========       ==========     ==========      ===========
INVESTOR C SHARES:
  Sold.............................................................           --     $         --         14,327     $    150,599
  Issued as reinvestment of dividends..............................          147            1,533            554            5,806
  Redeemed.........................................................      (15,077)        (161,187)       (15,037)        (156,082)
                                                                        --------       ----------     ----------      -----------
  Net increase/(decrease)..........................................      (14,930)    $   (159,654)          (156)    $        323
                                                                      ==========     ============     ==========     ============
                                                                        ========       ==========     ==========      ===========

                                                                                      GEORGIA MUNICIPAL BOND FUND
                                                                           SIX MONTHS ENDED
                                                                          SEPTEMBER 30, 1997                  YEAR ENDED
                                                                              (UNAUDITED)                   MARCH 31, 1997
                                                                      ---------------------------     ---------------------------
                                                                        SHARES         DOLLARS          SHARES         DOLLARS
                                                                         ----------------------------------------------------
PRIMARY A SHARES:
  Sold.............................................................      147,282     $  1,434,871        476,900     $  4,553,988
  Issued as reinvestment of dividends..............................            6               40             28              265
  Redeemed.........................................................     (105,581)      (1,030,682)      (110,850)      (1,054,073)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................       41,707     $    404,229        366,078     $  3,500,180
                                                                      ==========     ============     ==========     ============
INVESTOR A SHARES:
  Sold.............................................................       21,694     $    203,562         21,228     $    201,516
  Issued as reinvestment of dividends..............................          637            6,217            584            5,574
  Redeemed.........................................................           --               --           (670)          (6,360)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................       22,331     $    209,779         21,142     $    200,730
                                                                      ==========     ============     ==========     ============
INVESTOR B SHARES:
  Sold.............................................................       10,099     $     97,165          4,541     $     42,751
  Issued as reinvestment of dividends..............................       11,004          107,145         27,898          265,858
  Redeemed.........................................................     (106,824)      (1,026,430)      (252,803)      (2,406,288)
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................      (85,721)    $   (822,120)      (220,364)    $ (2,097,679)
                                                                      ==========     ============     ==========     ============
INVESTOR C SHARES:
  Sold.............................................................            8     $         86             --     $         --
  Issued as reinvestment of dividends..............................          119            1,158            329            3,087
  Redeemed.........................................................       (5,055)         (50,000)            --               --
                                                                      ----------     ------------     ----------     ------------
  Net increase/(decrease)..........................................       (4,928)    $    (48,756)           329     $      3,087
                                                                      ==========     ============     ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                 FLORIDA MUNICIPAL BOND FUND                               GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
         SIX MONTHS ENDED                                               SIX MONTHS ENDED
        SEPTEMBER 30, 1997                 YEAR ENDED                  SEPTEMBER 30, 1997                 YEAR ENDED
           (UNAUDITED)                   MARCH 31, 1997                   (UNAUDITED)                   MARCH 31, 1997
    --------------------------     ---------------------------     --------------------------     --------------------------
      SHARES         DOLLARS         SHARES         DOLLARS          SHARES         DOLLARS         SHARES         DOLLARS
    ------------------------------------------------------------------------------------------------------------------------
     1,481,964     $14,471,938        780,552      $ 7,452,607        741,339     $ 8,008,155      1,093,268     $11,620,800
            --              --             --               --             --              --        120,237       1,278,074
            --              --             --               --             --              --             --              --
            --              --             --               --      4,858,036      49,639,320             --              --
            --              --             --               --      2,405,397      25,236,507             --              --
           159           1,882            365            3,485          1,700          18,403          1,745          18,655
      (554,056)     (5,440,712)      (394,938)      (3,747,007)      (578,932)     (6,240,437)      (700,605)     (7,435,273)
     ---------     -----------       --------      -----------      ---------     -----------      ---------     -----------
       928,067     $ 9,033,108        385,979      $ 3,709,085      7,427,540     $76,661,948        514,645     $ 5,482,256
     =========     ===========       ========      ===========      =========     ===========      =========     ===========
         9,766     $    95,549        174,121      $ 1,646,866         79,448         857,783         88,314         944,307
         1,903          18,527          1,691           16,147         18,331         197,356         28,390         302,296
        (2,354)        (23,024)      (181,645)      (1,728,656)       (57,537)       (616,542)       (95,049)     (1,013,957)
     ---------     -----------       --------      -----------      ---------     -----------      ---------     -----------
         9,315     $    91,052         (5,833)     $   (65,643)        40,242     $   438,597         21,655     $   232,646
     =========     ===========       ========      ===========      =========     ===========      =========     ===========
        64,189     $   641,006         42,999      $   409,858          5,047     $    54,572         15,463     $   164,476
        14,217         168,320         44,974          428,432          7,810          83,971         13,852         147,469
      (315,992)     (3,092,463)      (531,093)      (5,053,271)       (32,940)       (354,576)       (72,333)       (771,714)
     ---------     -----------       --------      -----------      ---------     -----------      ---------     -----------
      (237,586)    $(2,283,137)      (443,120)     $(4,214,981)       (20,083)    $  (216,033)       (43,018)    $  (459,769)
     =========     ===========       ========      ===========      =========     ===========      =========     ===========
            --     $        --             --      $        --             --     $        --            104     $     1,101
            91             880            186            1,778          2,602          28,026          6,230          66,333
            --              --             --               --        (26,093)       (283,643)       (48,861)       (523,474)
     ---------     -----------       --------      -----------      ---------     -----------      ---------     -----------
            91     $       880            186      $     1,778        (23,491)    $  (255,617)       (42,527)    $  (456,040)
     =========     ===========       ========      ===========      =========     ===========      =========     ===========

          MARYLAND INTERMEDIATE MUNICIPAL BOND FUND                              MARYLAND MUNICIPAL BOND FUND
         SIX MONTHS ENDED                                               SIX MONTHS ENDED
        SEPTEMBER 30, 1997                 YEAR ENDED                  SEPTEMBER 30, 1997                 YEAR ENDED
           (UNAUDITED)                   MARCH 31, 1997                   (UNAUDITED)                   MARCH 31, 1997
    --------------------------     ---------------------------     --------------------------     --------------------------
      SHARES         DOLLARS         SHARES         DOLLARS          SHARES         DOLLARS         SHARES         DOLLARS
    ------------------------------------------------------------------------------------------------------------------------
     1,034,732     $11,243,544      1,570,112     $ 16,929,308        384,505      $3,698,684        234,636     $ 2,211,353
         2,891          31,472          4,891           52,630            212           2,052            669           6,304
      (299,044)     (3,248,389)    (1,315,560)     (14,158,284)       (33,582)       (326,517)       (43,789)       (414,757)
      --------     -----------     ----------     ------------        -------      ----------       --------     -----------
       738,579     $ 8,026,627        259,443     $  2,823,654        351,135      $3,374,219        191,516     $ 1,802,900
      ========     ===========     ==========     ============        =======      ==========       ========     ===========
        33,308     $   360,259        193,291     $  2,078,842         31,099      $  297,500         67,007     $   629,185
        25,600         278,200         56,201          605,703          3,238          31,279          5,602          52,846
       (61,489)       (665,159)      (650,416)      (6,993,949)        (3,471)        (33,743)       (38,486)       (364,074)
      --------     -----------     ----------     ------------        -------      ----------       --------     -----------
        (2,581)    $   (26,700)      (400,924)    $ (4,309,404)        30,866      $  295,036         34,123     $   317,957
      ========     ===========     ==========     ============        =======      ==========       ========     ===========
        11,300     $   123,137          7,691     $     82,996          8,557      $   81,671         15,656     $   146,980
         6,456          70,144         13,622          146,840         12,648         121,976         28,413         268,108
       (35,858)       (392,350)       (36,251)        (390,730)       (44,030)       (423,878)      (212,307)     (1,991,663)
      --------     -----------     ----------     ------------        -------      ----------       --------     -----------
       (18,102)    $  (199,069)       (14,938)    $   (160,894)       (22,825)     $ (220,231)      (168,238)    $(1,576,575)
      ========     ===========     ==========     ============        =======      ==========       ========     ===========
            54     $       600          5,524     $     59,620             --      $       --             --     $        --
         2,934          31,915          8,140           87,716              5              53             12             108
       (29,995)       (326,239)       (93,693)      (1,010,636)            --              --             --              --
      --------     -----------     ----------     ------------        -------      ----------       --------     -----------
       (27,007)    $  (293,724)       (80,029)    $   (863,300)             5      $       53             12     $       108
      ========     ===========     ==========     ============        =======      ==========       ========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                          NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
                                                                        SIX MONTHS ENDED
                                                                       SEPTEMBER 30, 1997                     YEAR ENDED
                                                                           (UNAUDITED)                      MARCH 31, 1997
                                                                  -----------------------------       ---------------------------
                                                                    SHARES           DOLLARS           SHARES           DOLLARS
                                                                  ---------------------------------------------------------------
PRIMARY A SHARES:
  Sold.........................................................      463,534       $  4,888,843       1,014,731       $10,515,384
  Issued in exchange for Common Trust Shares of Nations Common
    Trust:
    North Carolina Tax-Exempt Income Fund (Note 9).............   13,384,781        134,943,258              --                --
    Old Colony South Carolina Tax-Exempt Fund (Note 9).........           --                 --              --                --
    South Carolina Municipal Fund (Note 9).....................           --                 --              --                --
  Issued as reinvestment of dividends..........................           --                 --             607             6,285
  Redeemed.....................................................     (311,747)        (3,273,841)       (557,201)       (5,789,267)
                                                                  ----------        -----------       ---------        ----------
  Net increase/(decrease)......................................   13,536,568       $136,558,260         458,137       $ 4,732,402
                                                                  ==========       ============       =========       ===========
INVESTOR A SHARES:
  Sold.........................................................      164,847       $  1,723,354         347,293       $ 3,646,011
  Issued as reinvestment of dividends..........................       11,173            117,709          21,334           222,005
  Redeemed.....................................................      (86,203)          (900,379)       (555,498)       (5,799,827)
                                                                  ----------       ------------       ---------       -----------
  Net increase/(decrease)......................................       89,817       $    940,684        (186,871)      $(1,931,811)
                                                                  ==========       ============       =========       ===========
INVESTOR B SHARES:
  Sold.........................................................        9,021       $     95,657          51,624       $   534,364
  Issued as reinvestment of dividends..........................        9,549            100,566          22,387           232,636
  Redeemed.....................................................      (50,773)          (533,177)       (198,704)       (2,052,915)
                                                                  ----------       ------------       ---------       -----------
  Net increase/(decrease)......................................      (32,203)      $   (336,954)       (124,693)      $(1,285,915)
                                                                  ==========       ============       =========       ===========
INVESTOR C SHARES:
  Sold.........................................................           --       $         --              --       $        --
  Issued as reinvestment of dividends..........................        2,381             25,065           4,951            51,463
  Redeemed.....................................................       (5,289)           (55,963)         (6,051)          (63,225)
                                                                  ----------       ------------       ---------       -----------
  Net increase/(decrease)......................................       (2,908)      $    (30,898)         (1,100)      $   (11,762)
                                                                  ==========       ============       =========       ===========

                                                                                SOUTH CAROLINA MUNICIPAL BOND FUND
                                                                   SIX MONTHS ENDED SEPTEMBER
                                                                            30, 1997                          YEAR ENDED
                                                                           (UNAUDITED)                      MARCH 31, 1997
                                                                  -----------------------------       ---------------------------
                                                                    SHARES           DOLLARS           SHARES           DOLLARS
                                                                     --------------------------------------------------------
PRIMARY A SHARES:
  Sold.........................................................      176,418       $  1,767,200         360,137       $ 3,527,760
  Issued in exchange for Common Trust Shares of Nations Common
    Trust:
    Tennessee Municipal Fund (Note 9)..........................           --                 --              --                --
  Issued as reinvestment of dividends..........................           13                128              --                --
  Redeemed.....................................................      (21,789)          (218,331)        (48,358)         (475,217)
                                                                  ----------       ------------       ---------       -----------
  Net increase.................................................      154,642       $  1,548,997         311,779       $ 3,052,543
                                                                   =========        ===========        ========        ==========
INVESTOR A SHARES:
  Sold.........................................................       85,011       $    858,290           7,567       $    74,339
  Issued as reinvestment of dividends..........................        1,665             16,707           3,635            35,610
  Redeemed.....................................................       (1,127)           (11,315)        (53,101)         (519,581)
                                                                  ----------       ------------       ---------       -----------
  Net increase/(decrease)......................................       85,549       $    863,682         (41,899)      $  (409,632)
                                                                   =========        ===========        ========        ==========
INVESTOR B SHARES:
  Sold.........................................................       28,754       $    290,898         145,761       $ 1,437,355
  Issued as reinvestment of dividends..........................       15,317            153,108          32,931           323,684
  Redeemed.....................................................     (224,852)        (2,230,355)       (271,284)       (2,675,080)
                                                                  ----------       ------------       ---------       -----------
  Net increase/(decrease)......................................     (180,781)      $ (1,786,349)        (92,592)      $  (914,041)
                                                                   =========        ===========        ========        ==========
INVESTOR C SHARES:
  Sold.........................................................            1       $         10              --       $        --
  Issued as reinvestment of dividends..........................           27                274              19               180
  Redeemed.....................................................      (25,019)          (248,329)         (1,739)          (16,945)
                                                                  ----------       ------------       ---------       -----------
  Net increase/(decrease)......................................      (24,991)      $   (248,045)         (1,720)      $   (16,765)
                                                                   =========        ===========        ========        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

           NORTH CAROLINA MUNICIPAL BOND FUND                      SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
        SIX MONTHS ENDED                                           SIX MONTHS ENDED
       SEPTEMBER 30, 1997               YEAR ENDED                SEPTEMBER 30, 1997                  YEAR ENDED
          (UNAUDITED)                 MARCH 31, 1997                  (UNAUDITED)                   MARCH 31, 1997
    ------------------------     ------------------------     ---------------------------     --------------------------
     SHARES        DOLLARS        SHARES        DOLLARS         SHARES         DOLLARS          SHARES         DOLLARS
    --------------------------------------------------------------------------------------------------------------------
     179,528     $ 1,734,000      321,358     $ 3,060,134        521,671     $  5,566,112      1,335,506     $14,059,668
          --              --           --              --             --               --             --              --
          --              --           --              --      6,420,542       63,582,961             --              --
          --              --           --              --     12,876,466      130,902,793             --              --
           6              60          261           2,464          5,458           58,210          9,601         101,149
     (50,251)       (485,513)    (162,637)     (1,548,697)      (708,222)      (7,525,060)      (660,889)     (6,950,351)
    --------     -----------     --------     -----------     ----------     ------------      ---------     -----------
     129,283     $ 1,248,547      158,982     $ 1,513,901     19,115,915     $192,575,016        684,218     $ 7,210,466
    ========     ===========     ========     ===========     ==========     ============      =========     ===========
      14,046     $   136,730       33,554     $   319,668        102,580     $  1,088,295         28,019     $   295,941
       1,304          12,665        2,283          21,755          9,462          100,876         25,255         265,917
      (7,923)        (76,487)     (20,351)       (193,249)      (138,924)      (1,478,533)      (414,675)     (4,388,366)
    --------     -----------     --------     -----------     ----------     ------------      ---------     -----------
       7,427     $    72,908       15,486     $   148,174        (26,882)    $   (289,362)      (361,401)    $(3,826,508)
    ========     ===========     ========     ===========     ==========     ============      =========     ===========
      50,964     $   500,467       21,081     $   200,477        105,960     $  1,127,537        165,111     $ 1,751,110
      34,938         339,429       81,214         772,682          7,786           82,983         17,417         183,517
    (143,788)     (1,383,876)    (563,321)     (5,361,593)       (66,553)        (706,365)      (298,337)     (3,154,641)
    --------     -----------     --------     -----------     ----------     ------------      ---------     -----------
     (57,886)    $  (543,980)    (461,026)    $(4,388,434)        47,193     $    504,155       (115,809)    $(1,220,014)
    ========     ===========     ========     ===========     ==========     ============      =========     ===========
          --     $        --           --     $        --          1,188     $     12,664         58,225     $   606,527
          41             394           83             793          5,428           57,845         13,422         141,375
          --              --           --              --        (78,292)        (832,205)      (101,102)     (1,062,984)
    --------     -----------     --------     -----------     ----------     ------------      ---------     -----------
          41     $       394           83     $       793        (71,676)    $   (761,696)       (29,455)    $  (315,082)
    ========     ===========     ========     ===========     ==========     ============      =========     ===========

       TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND                           TENNESSEE MUNICIPAL BOND FUND
        SIX MONTHS ENDED                                           SIX MONTHS ENDED
       SEPTEMBER 30, 1997               YEAR ENDED                SEPTEMBER 30, 1997                  YEAR ENDED
          (UNAUDITED)                 MARCH 31, 1997                  (UNAUDITED)                   MARCH 31, 1997
    ------------------------     ------------------------     ---------------------------     --------------------------
     SHARES        DOLLARS        SHARES        DOLLARS         SHARES         DOLLARS          SHARES         DOLLARS
    --------------------------------------------------------------------------------------------------------------------
     297,998     $ 2,872,502      291,105     $ 2,938,293         94,070      $ 939,002          173,358     $ 1,693,318
    2,471,206     24,380,137           --              --             --             --               --              --
          46             471        1,071          10,734              6             60                7              68
     (81,349)       (656,970)    (245,724)     (2,461,065)       (34,380)      (344,788)          (6,759)        (65,656)
    ---------    -----------      -------     -----------        -------      ---------          -------     -----------
    2,687,901    $26,596,140       46,452     $   487,962         59,696      $ 594,274          166,606     $ 1,627,730
    =========    ===========      =======     ===========        =======      =========          =======     ===========
      33,406     $   340,011        6,038     $    60,692         27,554      $ 267,957              200     $     1,946
      11,119         113,864       24,148         244,190          2,858         28,475            4,457          43,363
     (60,152)       (609,336)     (88,908)       (896,497)        (2,474)       (24,516)            (177)         (1,705)
    ---------    -----------      -------     -----------        -------      ---------          -------     -----------
     (15,627)    $  (155,461)     (58,722)    $  (591,615)        27,938      $ 271,916            4,480     $    43,604
    =========    ===========      =======     ===========        =======      =========          =======     ===========
       9,748     $   100,300        9,489     $    95,584          7,500      $  75,000            3,320     $    32,017
       4,984          51,388       10,558         106,766          7,979         79,469           18,104         176,057
      (7,178)        (74,386)     (67,201)       (679,705)       (84,419)      (842,752)        (171,629)     (1,665,198)
    ---------    -----------      -------     -----------        -------      ---------          -------     -----------
       7,554     $    77,302      (47,154)    $  (477,355)       (68,940)     $(688,283)        (150,205)    $(1,457,124)
    =========    ===========      =======     ===========        =======      =========          =======     ===========
          --     $        --           --     $        --             --      $      --               --     $        --
           5              49            9              96             83            827              170           1,653
          --              --           --              --             --             --               --              --
    ---------    -----------      -------       ---------        -------      ---------          -------     -----------
           5     $        49            9     $        96             83      $     827              170     $     1,653
    =========    ===========      =======     ===========        =======      =========          =======     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                               TEXAS INTERMEDIATE MUNICIPAL BOND FUND
                                                                         SIX MONTHS ENDED
                                                                        SEPTEMBER 30, 1997                     YEAR ENDED
                                                                            (UNAUDITED)                      MARCH 31, 1997
                                                                   -----------------------------       --------------------------
                                                                     SHARES           DOLLARS           SHARES          DOLLARS
                                                                   --------------------------------------------------------------
PRIMARY A SHARES:
  Sold..........................................................      310,207       $  3,208,388        647,531       $ 6,585,701
  Issued in exchange for Common Trust Shares of Nations Common
    Trust:
    Texas Municipal Fund (Note 9)...............................   34,435,428        342,469,307             --                --
  Issued as reinvestment of dividends...........................          130              1,363             --                --
  Redeemed......................................................     (437,800)        (4,534,812)      (877,019)       (8,983,909)
                                                                   ----------       ------------       ----------     -----------
  Net increase/(decrease).......................................   34,307,965       $341,144,246       (229,488)      $(2,398,208)
                                                                   ==========       ============       ==========     ===========
INVESTOR A SHARES:
  Sold..........................................................       29,830       $    310,562         19,906       $   202,395
  Issued as reinvestment of dividends...........................        1,055             10,927          1,811            18,394
  Redeemed......................................................       (1,222)           (12,401)       (10,885)         (111,324)
                                                                   ----------       ------------       ----------     -----------
  Net increase/(decrease).......................................       29,663       $    309,088         10,832       $   109,465
                                                                   ==========       ============       ==========     ===========
INVESTOR B SHARES:
  Sold..........................................................        3,274       $     33,497          1,216       $    12,460
  Issued as reinvestment of dividends...........................        2,786             28,832          6,080            62,109
  Redeemed......................................................      (13,720)          (140,132)       (71,626)         (727,911)
                                                                   ----------       ------------       ----------     -----------
  Net decrease..................................................       (7,660)      $    (77,803)       (64,330)      $  (653,342)
                                                                   ==========       ============       ==========     ===========
INVESTOR C SHARES:
  Sold..........................................................           --       $         --             --       $        --
  Issued as reinvestment of dividends...........................        1,187             12,288          2,321            23,725
  Redeemed......................................................           --                                --                --
                                                                   ----------       ------------       ----------     -----------
  Net increase/(decrease).......................................        1,187       $     12,288          2,321       $    23,725
                                                                   ==========       ============       ==========     ===========

                                                                                    VIRGINIA MUNICIPAL BOND FUND
                                                                         SIX MONTHS ENDED
                                                                        SEPTEMBER 30, 1997                     YEAR ENDED
                                                                            (UNAUDITED)                      MARCH 31, 1997
                                                                   -----------------------------       --------------------------
                                                                     SHARES           DOLLARS           SHARES          DOLLARS
                                                                   --------------------------------------------------------------
PRIMARY A SHARES:
  Sold..........................................................      314,603         $ 3,039,892       445,108       $ 4,182,650
  Issued as reinvestment of dividends...........................           --                  --            --                --
  Redeemed......................................................      (72,027)           (693,013)     (187,420)       (1,753,948)
                                                                     --------         -----------       -------       -----------
  Net increase/(decrease).......................................      242,576         $ 2,346,879       257,688       $ 2,428,702
                                                                     ========         ===========       =======       ===========
INVESTOR A SHARES:
  Sold..........................................................       11,586         $   111,501        36,304       $   342,983
  Issued as reinvestment of dividends...........................        1,317              12,712         2,474            23,323
  Redeemed......................................................       (4,941)            (47,326)      (32,024)         (302,282)
                                                                     --------         -----------       -------       -----------
  Net increase..................................................        7,962         $    76,887         6,754       $    64,024
                                                                     ========         ===========       =======       ===========
INVESTOR B SHARES:
  Sold..........................................................       16,469         $   157,376        20,853       $   197,062
  Issued as reinvestment of dividends...........................       19,268             185,791        43,741           413,677
  Redeemed......................................................      (75,214)           (720,739)     (277,624)       (2,619,581)
                                                                     --------         -----------       -------        ----------
  Net decrease..................................................      (39,477)        $  (377,572)     (213,030)      $(2,008,842)
                                                                     ========         ===========       =======       ===========
INVESTOR C SHARES:
  Sold..........................................................           --         $        --            --       $        --
  Issued as reinvestment of dividends...........................          105               1,013           216             2,032
  Redeemed......................................................           --                  --            --                --
                                                                     --------         -----------       -------       -----------
  Net increase..................................................          105         $     1,013           216       $     2,032
                                                                     ========         ===========       =======       ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

               TEXAS MUNICIPAL BOND FUND                             VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
       SIX MONTHS ENDED                                          SIX MONTHS ENDED
      SEPTEMBER 30, 1997              YEAR ENDED                SEPTEMBER 30, 1997                  YEAR ENDED
          (UNAUDITED)               MARCH 31, 1997                  (UNAUDITED)                   MARCH 31, 1997
    -----------------------     -----------------------     ---------------------------     ---------------------------
     SHARES       DOLLARS        SHARES       DOLLARS         SHARES         DOLLARS          SHARES         DOLLARS
    -------------------------------------------------------------------------------------------------------------------
     139,140    $ 1,356,300      250,760    $ 2,375,276      1,304,511     $ 14,046,161      2,958,562     $ 31,620,975
          --             --           --             --             --               --             --               --
           6             60           12            118          6,067           65,249          7,432           79,415
     (63,472)      (619,122)    (193,829)    (1,864,801)    (1,282,969)     (13,813,141)    (3,464,921)     (36,957,080)
    --------    -----------     --------    -----------     ----------     ------------     ----------     ------------
      75,674    $   737,238       56,943    $   510,593         27,609     $    298,269       (498,927)    $ (5,256,690)
    ========    ===========     ========    ===========     ==========     ============     ==========     ============
       2,885    $    28,487        6,766    $    62,991        197,325     $  2,124,288        359,732     $  3,852,993
         321          3,119          599          5,725         72,674          782,345        182,885        1,952,616
        (625)        (6,014)      (1,598)       (15,001)      (678,008)      (7,233,322)    (1,634,419)     (17,445,789)
    --------    -----------     --------    -----------     ----------     ------------     ----------     ------------
       2,581    $    25,592        5,767    $    53,715       (408,009)    $ (4,326,689)    (1,091,802)    $(11,640,180)
    ========    ===========     ========    ===========     ==========     ============     ==========     ============
       2,373    $    23,207        8,632    $    82,485          6,271     $     66,349          8,035     $     85,353
      13,060        127,074       30,093        286,900         12,871          138,543         29,858          318,831
    (138,517)    (1,341,972)    (222,374)    (2,119,387)       (83,712)        (898,942)      (160,347)      (1,715,511)
    --------    -----------     --------    -----------     ----------     ------------     ----------     ------------
    (123,084)   $(1,191,691)    (183,649)   $(1,750,002)       (64,570)    $   (694,050)      (122,454)    $ (1,311,327)
    ========    ===========     ========    ===========     ==========     ============     ==========     ============
          28    $       270           --    $        --          1,158     $     12,400          8,421     $     89,965
         138          1,348          337          3,215          8,136           87,563         18,059          192,864
          --             --           --             --        (74,099)        (797,773)       (62,436)        (667,180)
    --------    -----------     --------    -----------     ----------     ------------     ----------     ------------
         166    $     1,618          337    $     3,215        (64,805)    $   (697,810)       (35,956)    $   (384,351)
    ========    ===========     ========    ===========     ==========     ============     ==========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                           NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                           BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT     REALIZED
                                           OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME     CAPITAL GAINS
                                           --------------------------------------------------------------------------------------
NATIONS SHORT-TERM MUNICIPAL INCOME FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited)...  $  9.95      $ 0.21         $ 0.07            $0.28          $(0.21)            --
Year ended 03/31/1997.....................     9.98        0.44          (0.03)            0.41           (0.44)            --
Period ended 03/31/1996(b)................    10.03        0.15          (0.05)            0.10           (0.15)            --
Year ended 11/30/1995.....................     9.69        0.44           0.34             0.78           (0.44)            --
Year ended 11/30/1994.....................     9.96        0.38          (0.27)            0.11           (0.38)       $ (0.00)#
Period ended 11/30/1993*..................    10.00        0.05          (0.04)            0.01           (0.05)            --

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited)...  $  9.95      $ 0.20         $ 0.07            $0.27          $(0.20)            --
Year ended 03/31/1997.....................     9.98        0.42          (0.03)            0.39           (0.42)            --
Period ended 03/31/1996(b)................    10.03        0.14          (0.05)            0.09           (0.14)            --
Year ended 11/30/1995.....................     9.69        0.42           0.34             0.76           (0.42)            --
Year ended 11/30/1994.....................     9.96        0.36          (0.27)            0.09           (0.36)       $ (0.00)#
Period ended 11/30/1993*..................     9.98        0.03          (0.02)            0.01           (0.03)            --

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited)...  $  9.95      $ 0.19         $ 0.07            $0.26          $(0.19)            --
Year ended 03/31/1997.....................     9.98        0.40          (0.03)            0.37           (0.40)            --
Period ended 03/31/1996(b)................    10.03        0.13          (0.05)            0.08           (0.13)            --
Year ended 11/30/1995.....................     9.69        0.40           0.34             0.74           (0.40)            --
Year ended 11/30/1994.....................     9.96        0.34          (0.27)            0.07           (0.34)       $ (0.00)#
Period ended 11/30/1993*..................    10.00        0.04          (0.04)            0.00           (0.04)            --

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited)...  $  9.95      $ 0.20         $ 0.07            $0.27          $(0.20)            --
Year ended 03/31/1997.....................     9.98        0.40          (0.03)            0.37           (0.40)            --
Period ended 03/31/1996(b)................    10.03        0.14          (0.05)            0.09           (0.14)            --
Year ended 11/30/1995.....................     9.69        0.42           0.34             0.76           (0.42)            --
Period ended 11/30/1994*..................     9.84        0.19          (0.15)            0.04           (0.19)       $ (0.00)#

---------------
* Nations Short-Term Municipal Income Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on October 7, 1993, November 2, 1993, October 12, 1993 and May 19, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                    RATIO OF        RATIO OF
         TOTAL         NET ASSET                  NET ASSETS        OPERATING    NET INVESTMENT
       DIVIDENDS         VALUE                      END OF         EXPENSES TO     INCOME TO
          AND           END OF        TOTAL         PERIOD         AVERAGE NET    AVERAGE NET
     DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)         ASSETS          ASSETS
     ------------------------------------------------------------------------------------------
       $ (0.21)        $ 10.02         2.97%      $ 70,114          0.40%+(a)        4.19%+
         (0.44)           9.95         4.15         61,072          0.40(a)          4.36
         (0.15)           9.98         0.96         48,511          0.40+(a)         4.37+
         (0.44)          10.03         8.16         49,961          0.45(a)          4.38
         (0.38)           9.69         1.09         33,488          0.34(a)          3.83
         (0.05)           9.96         0.06          5,999          0.09+            3.16+

       $ (0.20)        $ 10.02         2.87%      $ 32,142          0.60%+(a)        3.99%+
         (0.42)           9.95         3.96          8,417          0.60(a)          4.16
         (0.14)           9.98         0.90          4,599          0.60+(a)         4.17+
         (0.42)          10.03         7.95          3,741          0.65(a)          4.18
         (0.36)           9.69         0.90            217          0.52(a)          3.65
         (0.03)           9.96         0.06            731          0.24+            3.01+

       $ (0.19)        $ 10.02         2.79%      $ 14,124          0.75%+(a)        3.84%+
         (0.40)           9.95         3.78         10,655          0.75(a)          4.01
         (0.13)           9.98         0.84         13,859          0.75+(a)         4.02+
         (0.40)          10.03         7.78          9,803          0.80(a)          4.03
         (0.34)           9.69         0.73         13,421          0.69(a)          3.48
         (0.04)           9.96        (0.02)         5,863          0.44+            2.81+

       $ (0.20)        $ 10.02         2.81%      $    234          0.75%+(a)        3.84%+
         (0.40)           9.95         3.79          1,080          0.75(a)          4.01
         (0.14)           9.98         0.85          2,072          0.72+(a)         4.05+
         (0.42)          10.03         7.95          1,953          0.70(a)          4.13
         (0.19)           9.69         0.45            323          0.59+(a)         3.58+

                         WITHOUT WAIVERS AND/OR
                         EXPENSE REIMBURSEMENTS
                         ----------------------
                     RATIO OF
                     OPERATING
    PORTFOLIO       EXPENSES TO       NET INVESTMENT
    TURNOVER        AVERAGE NET           INCOME
      RATE            ASSETS             PER SHARE
    ------------------------------------------------
      51%             0.80%+             $ 0.19
      80              0.84                 0.39
      16              0.86+                0.13
      82              0.93                 0.39
      57              0.80                 0.33
      45              1.04+                0.04
      51%             1.00%+             $ 0.18
      80              1.04                 0.37
      16              1.06+                0.12
      82              1.13                 0.37
      57              0.99                 0.33
      45              1.19+                0.02
      51%             1.15%+             $ 0.17
      80              1.19                 0.35
      16              1.21+                0.11
      82              1.28                 0.35
      57              1.15                 0.31
      45              1.39+                0.04
      51%             1.15%+             $ 0.18
      80              1.19                 0.35
      16              1.18+                0.12
      82              1.18                 0.37
      57              1.05+                0.18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                          NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                          BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                          OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                          --------------------------------------------------------------------------------------------------------
NATIONS INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)............  $ 10.01      $ 0.24         $ 0.27           $  0.51         $(0.24)            --               --
Year ended 03/31/1997....    10.03        0.48          (0.02)             0.46          (0.48)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.16          (0.14)             0.02          (0.16)            --               --
Year ended 11/30/1995....     9.24        0.48           0.93              1.41          (0.48)            --               --
Year ended 11/30/1994....    10.11        0.45          (0.86)            (0.41)         (0.45)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993*............    10.00        0.14           0.11              0.25          (0.14)            --               --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)............  $ 10.01      $ 0.23         $ 0.27           $  0.50         $(0.23)            --               --
Year ended 03/31/1997....    10.03        0.46          (0.02)             0.44          (0.46)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.15          (0.14)             0.01          (0.15)            --               --
Year ended 11/30/1995....     9.24        0.47           0.93              1.40          (0.47)            --               --
Year ended 11/30/1994....    10.11        0.42          (0.86)            (0.44)         (0.42)        $(0.00)#        $ (0.01)
Period ended
  11/30/1993*............    10.10        0.12           0.01              0.13          (0.12)            --               --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)............  $ 10.01      $ 0.21         $ 0.27           $  0.48         $(0.21)            --               --
Year ended 03/31/1997....    10.03        0.43          (0.02)             0.41          (0.43)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.14          (0.14)             0.00          (0.14)            --               --
Year ended 11/30/1995....     9.24        0.43           0.93              1.36          (0.43)            --               --
Period ended
  11/30/1994*............    10.13        0.39          (0.88)            (0.49)         (0.39)        $(0.00)#        $ (0.01)

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)............  $ 10.01      $ 0.21         $ 0.27           $  0.48         $(0.21)            --               --
Year ended 03/31/1997....    10.03        0.43          (0.02)             0.41          (0.43)            --               --
Period ended
  03/31/1996(b)..........    10.17        0.14          (0.14)             0.00          (0.14)            --               --
Year ended 11/30/1995....     9.24        0.43           0.93              1.36          (0.43)            --               --
Period ended
  11/30/1994*............     9.35        0.03          (0.11)            (0.08)         (0.03)            --               --

---------------

* Nations Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on July 30, 1993, August 17, 1993, December 2, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                 RATIO OF          RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT
      DIVIDENDS         VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           RATE
------------------------------------------------------------------------------------------------------------
       $ (0.24)        $ 10.28         5.12%      $858,007          0.50%+(a)        4.65%+            30%
         (0.48)          10.01         4.63        108,204          0.50(a)          4.74              21
         (0.16)          10.03         0.20         77,423          0.50+(a)         4.75+              4
         (0.48)          10.17        15.60         73,897          0.45(a)          4.91              31
         (0.46)           9.24        (4.25)        38,055          0.35(a)          4.59              51
         (0.14)          10.11         2.46         28,335          0.24+            4.07+             23

       $ (0.23)        $ 10.28         5.01%      $  3,333          0.70%+(a)        4.45%+            30%
         (0.46)          10.01         4.42          2,067          0.70(a)          4.54              21
         (0.15)          10.03         0.13          1,500          0.70+(a)         4.55+              4
         (0.47)          10.17        15.38          1,249          0.65(a)          4.71              31
         (0.43)           9.24        (4.48)           172          0.53(a)          4.41              51
         (0.12)          10.11         1.28             68          0.39+            3.92+             23

       $ (0.21)        $ 10.28         4.85%      $  1,958          1.10%+(a)        4.05%+            30%
         (0.43)          10.01         4.12          1,481          1.00(a)          4.24              21
         (0.14)          10.03         0.03          1,623          1.00+(a)         4.25+              4
         (0.43)          10.17        15.02          1,352          0.95(a)          4.41              31
         (0.40)           9.24        (5.00)           943          0.85+(a)         4.09+             51

       $ (0.21)        $ 10.28         4.81%      $    684          1.10%+(a)        4.05%+            30%
         (0.43)          10.01         4.11            756          1.00(a)          4.24              21
         (0.14)          10.03         0.03            716          1.00+(a)         4.25+              4
         (0.43)          10.17        14.96            359          0.95(a)          4.41              31
         (0.03)           9.24        (0.52)             2          0.85+(a)         4.09+             51

     WITHOUT WAIVERS AND/OR
     EXPENSE REIMBURSEMENTS
     ----------------------
   RATIO OF
   OPERATING
  EXPENSE TO     NET INVESTMENT
  AVERAGE NET        INCOME
     ASSETS        PER SHARE
-------------------------------
      0.70% +       $ 0.23
      0.81            0.44
      0.83% +         0.15
      0.84            0.45
      0.88            0.40
      0.96 +          0.12
      0.90% +       $ 0.22
      1.01            0.42
      1.03% +         0.14
      1.04            0.44
      1.06            0.38
      1.11 +          0.10
      1.30% +       $ 0.20
      1.31            0.39
      1.33 +          0.13
      1.34            0.40
      1.38 +          0.34
      1.30% +       $ 0.20
      1.31            0.39
      1.33 +          0.13
      1.34            0.40
      1.38 +          0.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                             ----------------------------------------------------------------------------------------------------
NATIONS MUNICIPAL INCOME FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.89      $ 0.29        $ 0.45           $  0.74        $(0.29)            --              --
Year ended 03/31/1997.......    10.84        0.59          0.05              0.64         (0.59)            --              --
Period ended
  03/31/1996(b).............    11.08        0.20         (0.24)            (0.04)        (0.20)            --              --
Year ended 11/30/1995.......     9.64        0.59          1.44              2.03         (0.59)            --              --
Year ended 11/30/1994.......    11.33        0.57         (1.44)            (0.87)        (0.57)        $(0.00)#       $ (0.25)
Year ended 11/30/1993.......    10.65        0.59          0.72              1.31         (0.59)            --           (0.04)
Year ended 11/30/1992.......    10.25        0.59          0.41              1.00         (0.59)            --           (0.01)
Period ended 11/30/1991*....    10.00        0.52          0.25              0.77         (0.52)            --              --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.89      $ 0.28        $ 0.45           $  0.73        $(0.28)            --              --
Year ended 03/31/1997.......    10.84        0.57          0.05              0.62         (0.57)            --              --
Period ended
  03/31/1996(b).............    11.08        0.19         (0.24)            (0.05)        (0.19)            --              --
Year ended 11/30/1995.......     9.64        0.57          1.44              2.01         (0.57)            --              --
Year ended 11/30/1994.......    11.33        0.55         (1.44)            (0.89)        (0.55)        $(0.00)#       $ (0.25)
Year ended 11/30/1993.......    10.65        0.57          0.72              1.29         (0.57)            --           (0.04)
Year ended 11/30/1992.......    10.25        0.58          0.41              0.99         (0.58)            --           (0.01)
Period ended 11/30/1991*....    10.00        0.52          0.25              0.77         (0.52)            --              --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.89      $ 0.25        $ 0.45           $  0.70        $(0.25)            --              --
Year ended 03/31/1997.......    10.84        0.51          0.05              0.56         (0.51)            --              --
Period ended
  03/31/1996(b).............    11.08        0.17         (0.24)            (0.07)        (0.17)            --              --
Year ended 11/30/1995.......     9.64        0.51          1.44              1.95         (0.51)            --              --
Year ended 11/30/1994.......    11.33        0.49         (1.44)            (0.95)        (0.49)        $(0.00)#       $ (0.25)
Period ended 11/30/1993*....    11.13        0.23          0.20              0.43         (0.23)            --              --

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.89      $ 0.26        $ 0.45           $  0.71        $(0.26)            --              --
Year ended 03/31/1997.......    10.84        0.53          0.05              0.58         (0.53)            --              --
Period ended
  03/31/1996(b).............    11.08        0.18         (0.24)            (0.06)        (0.18)            --              --
Year ended 11/30/1995.......     9.64        0.51          1.44              1.95         (0.51)            --              --
Year ended 11/30/1994.......    11.33        0.49         (1.44)            (0.95)        (0.49)        $(0.00)#       $ (0.25)
Year ended 11/30/1993.......    10.65        0.50          0.72              1.22         (0.50)            --           (0.04)
Period ended 11/30/1992*....    10.48        0.21          0.17              0.38         (0.21)            --              --

---------------
* Nations Municipal Income Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on February 1, 1991, February 1, 1991, June 7, 1993 and June 17, 1992, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF
                                                                                    OPERATING
                                                                 RATIO OF          EXPENSES TO           RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING         AVERAGE NET        NET INVESTMENT
      DIVIDENDS         VALUE                      END OF       EXPENSES TO          ASSETS             INCOME TO        PORTFOLIO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET         INCLUDING          AVERAGE NET       TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS        INTEREST EXPENSE          ASSETS           RATE
-----------------------------------------------------------------------------------------------------------------------------------
       $ (0.29)        $ 11.34         6.84%      $443,882          0.60%+              (a)                5.13%+            32%
         (0.59)          10.89         6.03         77,260          0.60                (a)                5.41              25
         (0.20)          10.84        (0.41)        68,022          0.60+               (a)                5.35+              4
         (0.59)          11.08        21.55         68,836          0.60                (a)                5.63              49
         (0.82)           9.64        (8.17)        59,279          0.61               0.62%               5.42              63
         (0.63)          11.33        12.54         88,386          0.52                 --                5.24              48
         (0.60)          10.65         9.97+++      62,387          0.43                 --                5.51              19
         (0.52)          10.25         7.87+++      23,631          0.20+                --                6.07+             54

       $ (0.28)        $ 11.34         6.73%      $ 15,219          0.80%+              (a)                4.93%+            32%
         (0.57)          10.89         5.82         15,075          0.80                (a)                5.21              25
         (0.19)          10.84        (0.47)        26,085          0.80+               (a)                5.15+              4
         (0.57)          11.08        21.31         27,963          0.80                (a)                5.43              49
         (0.80)           9.64        (8.34)        23,754          0.79               0.80%               5.24              63
         (0.61)          11.33        12.37         28,415          0.60                 --                5.09              48
         (0.59)          10.65         9.88+++      21,056          0.52                 --                5.42              19
         (0.52)          10.25         7.87+++       7,234          0.20+                --                6.07+             54

       $ (0.25)        $ 11.34         6.44%      $ 13,891          1.38%+              (a)                4.35%+            32%
         (0.51)          10.89         5.24         14,615          1.35                (a)                4.66              25
         (0.17)          10.84        (0.66)        16,870          1.35+               (a)                4.60+              4
         (0.51)          11.08        20.65         18,165          1.35                (a)                4.88              49
         (0.74)           9.64        (8.86)        17,101          1.36               1.37%               4.67              63
         (0.23)          11.33         3.89         15,133          1.27+                --                4.49+             48

       $  0.26         $ 11.34         6.52%      $  3,026          1.22%+              (a)                4.51%+            32%
         (0.53)          10.89         5.50          1,713          1.10                (a)                4.91              25
         (0.18)          10.84        (0.60)         2,173          1.16+               (a)                4.79+              4
         (0.51)          11.08        20.65          2,268          1.35                (a)                4.88              49
         (0.74)           9.64        (8.86)         3,064          1.36               1.37%               4.67              63
         (0.54)          11.33        11.69          6,331          1.27                 --                4.49              48
         (0.21)          10.65         3.63+++       3,774          1.21+                --                4.36+             19

         WITHOUT WAIVERS AND/OR
         EXPENSE REIMBURSEMENTS
        ------------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
      ------------------------------
          0.82%+          $ 0.28
          0.91              0.56
          0.91+             0.19
          0.88              0.56
          0.90              0.54
          0.84              0.55
          0.90              0.54
          0.88+             0.45
          1.02%+          $ 0.27
          1.11              0.54
          1.11+             0.18
          1.08              0.54
          1.08              0.52
          0.99              0.53
          0.99              0.53
          0.88+             0.45
          1.60%+          $ 0.24
          1.66              0.48
          1.66+             0.16
          1.63              0.48
          1.65              0.46
          1.59+             0.22
          1.44%+          $ 0.25
          1.41              0.50
          1.47+             0.17
          1.63              0.48
          1.65              0.46
          1.59              0.46
          1.61+             0.19

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                             ----------------------------------------------------------------------------------------------------
NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.40      $ 0.25        $ 0.30           $  0.55        $(0.25)            --              --
Year ended 03/31/1997.......    10.46        0.49         (0.06)             0.43         (0.49)            --              --
Period ended
  03/31/1996(b).............    10.63        0.17         (0.17)             0.00         (0.17)            --              --
Year ended 11/30/1995.......     9.61        0.48          1.02              1.50         (0.48)            --              --
Year ended 11/30/1994.......    10.50        0.45         (0.88)            (0.43)        (0.45)        $(0.00)#       $ (0.01)
Period ended 11/30/1993*....    10.00        0.44          0.50              0.94         (0.44)            --              --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.40      $ 0.24        $ 0.30           $  0.54        $(0.24)            --              --
Year ended 03/31/1997.......    10.46        0.47         (0.06)             0.41         (0.47)            --              --
Period ended
  03/31/1996(b).............    10.63        0.16         (0.17)            (0.01)        (0.16)            --              --
Year ended 11/30/1995.......     9.61        0.46          1.02              1.48         (0.46)            --              --
Year ended 11/30/1994.......    10.50        0.43         (0.88)            (0.45)        (0.43)        $(0.00)#       $ (0.01)
Period ended 11/30/1993*....     9.99        0.42          0.51              0.93         (0.42)            --              --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.40      $ 0.22        $ 0.30           $  0.52        $(0.22)            --              --
Year ended 03/31/1997.......    10.46        0.44         (0.06)             0.38         (0.44)            --              --
Period ended
  03/31/1996(b).............    10.63        0.15         (0.17)            (0.02)        (0.15)            --              --
Year ended 11/30/1995.......     9.61        0.43          1.02              1.45         (0.43)            --              --
Year ended 11/30/1994.......    10.50        0.40         (0.88)            (0.48)        (0.40)        $(0.00)#       $ (0.01)
Period ended 11/30/1993*....    10.32        0.18          0.18              0.36         (0.18)            --              --

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.40      $ 0.22        $ 0.30           $  0.52        $(0.22)            --              --
Year ended 03/31/1997.......    10.46        0.44         (0.06)             0.38         (0.44)            --              --
Period ended
  03/31/1996(b).............    10.63        0.15         (0.17)            (0.02)        (0.15)            --              --
Year ended 11/30/1995.......     9.61        0.43          1.02              1.45         (0.43)            --              --
Year ended 11/30/1994.......    10.50        0.39         (0.88)            (0.49)        (0.39)        $(0.00)#       $ (0.01)
Period ended 11/30/1993*....     9.98        0.35          0.52              0.87         (0.35)            --              --

---------------
* Nations Florida Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 11, 1992, December 14, 1992, June 7, 1993 and December 17, 1992, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF
                                                                                    OPERATING
                                                                 RATIO OF          EXPENSES TO           RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING         AVERAGE NET        NET INVESTMENT
      DIVIDENDS         VALUE                      END OF       EXPENSES TO          ASSETS             INCOME TO        PORTFOLIO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET         INCLUDING          AVERAGE NET       TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS        INTEREST EXPENSE          ASSETS           RATE
-----------------------------------------------------------------------------------------------------------------------------------
       $ (0.25)        $ 10.70         5.32%      $199,722          0.50%+              (a)                4.70%+            12%
         (0.49)          10.40         4.22         51,748          0.50                (a)                4.72              16
         (0.17)          10.46        (0.06)        44,988          0.50+               (a)                4.66+             18
         (0.48)          10.63        15.92         44,038          0.55                (a)                4.70              27
         (0.46)           9.61        (4.26)        42,717          0.55                (a)                4.44              34
         (0.44)          10.50         9.50         41,489          0.44+                --                4.28+             15

       $ (0.24)        $ 10.70         5.22%      $  7,246          0.70%+              (a)                4.50%+            12%
         (0.47)          10.40         4.01          2,142          0.70                (a)                4.52              16
         (0.16)          10.46        (0.13)         2,029          0.70+               (a)                4.46+             18
         (0.46)          10.63        15.68          2,292          0.75                (a)                4.50              27
         (0.44)           9.61        (4.43)         2,114          0.73                (a)                4.26              34
         (0.42)          10.50         9.44          2,261          0.59+                --                4.13+             15

       $ (0.22)        $ 10.70         5.01%      $  3,425          1.10%+              (a)                4.10%+            12%
         (0.44)          10.40         3.70          3,488          1.00                (a)                4.22              16
         (0.15)          10.46        (0.23)         4,001          1.00+               (a)                4.16+             18
         (0.43)          10.63        15.34          4,775          1.05                (a)                4.20              27
         (0.41)           9.61        (4.73)         4,691          1.05                (a)                3.94              34
         (0.18)          10.50         3.53          3,328          0.94+                --                3.78+             15

       $ (0.22)        $ 10.70         5.01%      $    120          1.10%+              (a)                4.10%+            12%
         (0.44)          10.40         3.71            272          1.00                (a)                4.22              16
         (0.15)          10.46        (0.23)           275          1.00+               (a)                4.16+             18
         (0.43)          10.63        15.34            277          1.05                (a)                4.20              27
         (0.40)           9.61        (4.81)           614          1.13                (a)                3.86              34
         (0.35)          10.50         8.80            684          1.19+                --                3.53+             15

          WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
      ------------------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
      ------------------------------
          0.74%+          $ 0.24
          0.81              0.46
          0.86+             0.15
          0.81              0.46
          0.76              0.43
          0.80+             0.40
          0.94%+          $ 0.23
          1.01              0.44
          1.06+             0.14
          1.01              0.44
          0.94              0.41
          0.95+             0.39
          1.34%+          $ 0.21
          1.31              0.41
          1.36+             0.13
          1.31              0.41
          1.26              0.38
          1.30+             0.17
          1.34%+          $ 0.21
          1.31              0.41
          1.36+             0.13
          1.31              0.41
          1.34              0.37
          1.55+             0.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS
                                                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET
                                                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT
                                                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME
                                                             --------------------------------------------------------------------
NATIONS FLORIDA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.48      $ 0.24        $ 0.38           $  0.62        $(0.24)
Year ended 03/31/1997.......................................     9.47        0.48          0.01              0.49         (0.48)
Period ended 03/31/1996(b)..................................     9.76        0.16         (0.29)            (0.13)        (0.16)
Year ended 11/30/1995.......................................     8.40        0.51          1.36              1.87         (0.51)
Period ended 11/30/1994*....................................     9.93        0.49         (1.53)            (1.04)        (0.49)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.48      $ 0.23        $ 0.38           $  0.61        $(0.23)
Year ended 03/31/1997.......................................     9.47        0.46          0.01              0.47         (0.46)
Period ended 03/31/1996 (b).................................     9.76        0.15         (0.29)            (0.14)        (0.15)
Year ended 11/30/1995.......................................     8.40        0.49          1.36              1.85         (0.49)
Period ended 11/30/1994*....................................     9.98        0.47         (1.58)            (1.11)        (0.47)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.48      $ 0.20        $ 0.38           $  0.58        $(0.20)
Year ended 03/31/1997.......................................     9.47        0.41          0.01              0.42         (0.41)
Period ended 03/31/1996(b)..................................     9.76        0.14         (0.29)            (0.15)        (0.14)
Year ended 11/30/1995.......................................     8.40        0.44          1.36              1.80         (0.44)
Year ended 11/30/1994.......................................     9.73        0.45         (1.33)            (0.88)        (0.45)
Period ended 11/30/1993*....................................    10.00        0.03         (0.27)            (0.24)        (0.03)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.48      $ 0.21        $ 0.38           $  0.59        $(0.21)
Year ended 03/31/1997.......................................     9.47        0.44          0.01              0.45         (0.44)
Period ended 03/31/1996(b)..................................     9.76        0.14         (0.29)            (0.15)        (0.14)
Year ended 11/30/1995.......................................     8.40        0.44          1.36              1.80         (0.44)
Period ended 11/30/1994*....................................     8.47        0.03         (0.07)            (0.04)        (0.03)

---------------
* Nations Florida Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 13, 1993, December 10, 1993, October 22, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF
                                                                                    OPERATING
                                                                 RATIO OF          EXPENSES TO           RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING         AVERAGE NET        NET INVESTMENT
      DIVIDENDS         VALUE                      END OF       EXPENSES TO          ASSETS             INCOME TO        PORTFOLIO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET         INCLUDING          AVERAGE NET       TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS        INTEREST EXPENSE          ASSETS           RATE
----------------------------------------------------------------------------------------------------------------------------------
       $ (0.24)        $  9.86         6.58%      $ 26,524          0.60%+              (a)                4.90%+            10%
         (0.48)           9.48         5.29         16,702          0.60                (a)                5.07              23
         (0.16)           9.47        (1.33)        13,044          0.60+               (a)                5.03+              7
         (0.51)           9.76        22.69         11,219          0.39                (a)                5.44              13
         (0.49)           8.40       (10.70)         4,258          0.21+               (a)                5.55+             46

       $ (0.23)        $  9.86         6.48%         1,945          0.80%+              (a)                4.70%+            10%
         (0.46)           9.48         5.09          1,781          0.80                (a)                4.87              23
         (0.15)           9.47        (1.40)         1,836          0.80+               (a)                4.83+              7
         (0.49)           9.76        22.45          1,787          0.59                (a)                5.24              13
         (0.47)           8.40       (11.35)         1,024          0.39+               (a)                5.37+             46

       $ (0.20)        $  9.86         6.17%        18,205          1.38%+              (a)                4.12%+            10%
         (0.41)           9.48         4.52         19,751          1.35                (a)                4.32              23
         (0.14)           9.47        (1.58)        23,947          1.35+               (a)                4.28+              7
         (0.44)           9.76        21.78         25,398          1.14                (a)                4.69              13
         (0.45)           8.40        (9.37)        19,868          0.96                (a)                4.80              46
         (0.03)           9.73        (2.35)        11,434          0.68+                --                3.29+              0

       $ (0.21)        $  9.86         6.26%            42          1.22%+              (a)                4.28%+            10%
         (0.44)           9.48         4.78             40          1.10                (a)                4.57              23
         (0.14)           9.47        (1.52)            38          1.15+               (a)                4.48+              7
         (0.44)           9.76        21.80             38          1.14                (a)                4.69              13
         (0.03)           8.40        (0.43)             2          0.96+               (a)                4.80+             46

         WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
      ------------------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
      ------------------------------
          0.90%+          $ 0.23
          0.93              0.45
          0.96+             0.15
          0.95              0.46
          0.91+             0.43
          1.10%+          $ 0.22
          1.13              0.43
          1.16+             0.14
          1.15              0.44
          1.09+             0.42
          1.68%+          $ 0.19
          1.68              0.38
          1.71+             0.13
          1.70              0.39
          1.66              0.38
          1.84+             0.02
          1.52%+          $ 0.20
          1.43              0.41
          1.51+             0.13
          1.70              0.39
          1.66+             0.03

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                             -----------------------------------------------------------------------------------------------------
NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.58      $ 0.25        $ 0.31           $  0.56        $(0.25)            --              --
Year ended 03/31/1997.......    10.63        0.50         (0.05)             0.45         (0.50)            --              --
Period ended
  03/31/1996(b).............    10.81        0.17         (0.18)            (0.01)        (0.17)            --              --
Year ended 11/30/1995.......     9.82        0.50          0.99              1.49         (0.50)            --              --
Year ended 11/30/1994.......    10.82        0.49         (0.98)            (0.49)        (0.49)        $(0.00)#       $ (0.02)
Year ended 11/30/1993.......    10.29        0.50          0.56              1.06         (0.50)            --           (0.03)
Period ended 11/30/1992*....    10.00        0.41          0.29              0.70         (0.41)            --              --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.58      $ 0.24        $ 0.31           $  0.55        $(0.24)            --              --
Year ended 03/31/1997.......    10.63        0.48         (0.05)             0.43         (0.48)            --              --
Period ended
  03/31/1996(b).............    10.81        0.16         (0.18)            (0.02)        (0.16)            --              --
Year ended 11/30/1995.......     9.82        0.48          0.99              1.47         (0.48)            --              --
Year ended 11/30/1994.......    10.82        0.47         (0.98)            (0.51)        (0.47)        $(0.00)#       $ (0.02)
Year ended 11/30/1993.......    10.28        0.48          0.57              1.05         (0.48)            --           (0.03)
Period ended 11/30/1992*....     9.98        0.30          0.30              0.60         (0.30)            --              --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.58      $ 0.21        $ 0.31           $  0.52        $(0.21)            --              --
Year ended 03/31/1997.......    10.63        0.45         (0.05)             0.40         (0.45)            --              --
Period ended
  03/31/1996(b).............    10.81        0.15         (0.18)            (0.03)        (0.15)            --              --
Year ended 11/30/1995.......     9.82        0.45          0.99              1.44         (0.45)            --              --
Year ended 11/30/1994.......    10.82        0.44         (0.98)            (0.54)        (0.44)        $(0.00)#       $ (0.02)
Period ended 11/30/1993*....    10.61        0.20          0.21              0.41         (0.20)            --              --

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.58      $ 0.21        $ 0.31           $  0.52        $(0.21)            --              --
Year ended 03/31/1997.......    10.63        0.45         (0.05)             0.40         (0.45)            --              --
Period ended
  03/31/1996(b).............    10.81        0.15         (0.18)            (0.03)        (0.15)            --              --
Year ended 11/30/1995.......     9.82        0.45          0.99              1.44         (0.45)            --              --
Year ended 11/30/1994.......    10.82        0.43         (0.98)            (0.55)        (0.43)        $(0.00)#       $ (0.02)
Year ended 11/30/1993.......    10.29        0.42          0.56              0.98         (0.42)            --           (0.03)
Period ended 11/30/1992*....    10.11        0.20          0.18              0.38         (0.20)            --              --

---------------
* Nations Georgia Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on March 1, 1992, May 4, 1992, June 7, 1993 and June 17, 1992, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF
                                                                                    OPERATING
                                                                 RATIO OF          EXPENSES TO           RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING         AVERAGE NET        NET INVESTMENT
      DIVIDENDS         VALUE                      END OF       EXPENSES TO          ASSETS             INCOME TO        PORTFOLIO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET         INCLUDING          AVERAGE NET       TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS        INTEREST EXPENSE          ASSETS           RATE
----------------------------------------------------------------------------------------------------------------------------------
       $ (0.25)        $ 10.89         5.31%      $125,613          0.50%+              (a)                4.53%+            22%
         (0.50)          10.58         4.33         43,470          0.50                (a)                4.72               9
         (0.17)          10.63        (0.13)        38,222          0.50+               (a)                4.67+              3
         (0.50)          10.81        15.42         40,383          0.55                (a)                4.76              17
         (0.51)           9.82        (4.70)        33,111          0.54               0.55%               4.74              22
         (0.53)          10.82        10.43         30,738          0.46                 --                4.57               6
         (0.41)          10.29         7.07+++      20,584          0.20+                --                5.25+             12

       $ (0.24)        $ 10.89         5.20%      $  9,506          0.70%+              (a)                4.33%+            22%
         (0.48)          10.58         4.12          8,810          0.70                (a)                4.52               9
         (0.16)          10.63        (0.19)         8,625          0.70+               (a)                4.47+              3
         (0.48)          10.81        15.20          9,175          0.75                (a)                4.56              17
         (0.49)           9.82        (4.87)        10,401          0.72               0.73%               4.56              22
         (0.51)          10.82        10.37         16,752          0.61                 --                4.42               6
         (0.30)          10.28         6.12+++       3,809          0.34+                --                5.01+             12

       $ (0.21)        $ 10.89         4.99%      $  7,605          1.10%+              (a)                3.93%+            22%
         (0.45)          10.58         3.81          7,601          1.00                (a)                4.22               9
         (0.15)          10.63        (0.29)         8,098          1.00+               (a)                4.17+              3
         (0.45)          10.81        14.85          8,160          1.05                (a)                4.26              17
         (0.46)           9.82        (5.17)         7,269          1.04               1.05%               4.24              22
         (0.20)          10.82         3.86          4,506          0.96+                --                4.07+              6

       $ (0.21)        $ 10.89         4.99%      $  1,785          1.10%+              (a)                3.93%+            22%
         (0.45)          10.58         3.81          1,983          1.00                (a)                4.22               9
         (0.15)          10.63        (0.29)         2,445          1.00+               (a)                4.17+              3
         (0.45)          10.81        14.85          2,606          1.05                (a)                4.26              17
         (0.45)           9.82        (5.25)         2,397          1.12               1.13%               4.16              22
         (0.45)          10.82         9.61          2,990          1.21                 --                3.82               6
         (0.20)          10.29         3.82+++         992          0.91+                --                4.21+             12

         WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
      ------------------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
      ------------------------------
          0.74%+          $ 0.23
          0.80              0.47
          0.83+             0.16
          0.80              0.47
          0.75              0.47
          0.77              0.46
          0.77+             0.37
          0.94%+          $ 0.22
          1.00              0.45
          1.03+             0.15
          1.00              0.45
          0.93              0.45
          0.92              0.45
          0.91+             0.27
          1.34%+          $ 0.19
          1.30              0.42
          1.33+             0.14
          1.30              0.42
          1.25              0.42
          1.27+             0.18
          1.34%+          $ 0.19
          1.30              0.42
          1.33+             0.14
          1.30              0.42
          1.33              0.41
          1.52              0.39
          1.72+             0.16

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS
                                                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET
                                                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT
                                                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME
                                                             --------------------------------------------------------------------
NATIONS GEORGIA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.50       $ 0.24        $ 0.35           $  0.59        $(0.24)
Year ended 03/31/1997.......................................    9.48         0.47          0.02              0.49         (0.47)
Period ended 03/31/1996(b)..................................    9.72         0.16         (0.24)            (0.08)        (0.16)
Year ended 11/30/1995.......................................    8.38         0.51          1.34              1.85         (0.51)
Period ended 11/30/1994*....................................   10.02         0.46         (1.64)            (1.18)        (0.46)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.50       $ 0.23        $ 0.35           $  0.58        $(0.23)
Year ended 03/31/1997.......................................    9.48         0.45          0.02              0.47         (0.45)
Period ended 03/31/1996(b)..................................    9.72         0.14         (0.24)            (0.10)        (0.14)
Year ended 11/30/1995.......................................    8.38         0.49          1.34              1.83         (0.49)
Period ended 11/30/1994*....................................    9.99         0.47         (1.61)            (1.14)        (0.47)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.50       $ 0.20        $ 0.35           $  0.55        $(0.20)
Year ended 03/31/1997.......................................    9.48         0.40          0.02              0.42         (0.40)
Period ended 03/31/1996(b)..................................    9.72         0.14         (0.24)            (0.10)        (0.14)
Year ended 11/30/1995.......................................    8.38         0.44          1.34              1.78         (0.44)
Year ended 11/30/1994.......................................    9.81         0.45         (1.43)            (0.98)        (0.45)
Period ended 11/30/1993*....................................   10.00         0.04         (0.19)            (0.15)        (0.04)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.50       $ 0.21        $ 0.35           $  0.56        $(0.21)
Year ended 03/31/1997.......................................    9.48         0.42          0.02              0.44         (0.42)
Period ended 03/31/1996(b)..................................    9.72         0.14         (0.24)            (0.10)        (0.14)
Year ended 11/30/1995.......................................    8.38         0.44          1.34              1.78         (0.44)
Period ended 11/30/1994*....................................    8.45         0.03         (0.07)            (0.04)        (0.03)

---------------
* Nations Georgia Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 13, 1994, December 30, 1993, October 21, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                              RATIO OF          RATIO OF
     TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT
   DIVIDENDS         VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO
      AND           END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       TURNOVER
 DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           RATE
---------------------------------------------------------------------------------------------------------
    $ (0.24)         $9.85          6.23%      $  6,165          0.60%+(a)        4.87%+            27%
      (0.47)          9.50          5.29          5,550          0.60(a)          4.96              19
      (0.16)          9.48         (0.84)         2,068          0.60+(a)         4.96+              7
      (0.51)          9.72         22.48          2,628          0.40(a)          5.42              26
      (0.46)          8.38        (12.07)           232          0.21+(a)         5.60+             35

    $ (0.23)         $9.85          6.13%      $    435          0.80%+(a)        4.67%+            27%
      (0.45)          9.50          5.05            208          0.80(a)          4.76              19
      (0.14)          9.48         (1.08)             7          0.80+(a)         4.76+              7
      (0.49)          9.72         22.25              7          0.60(a)          5.22              26
      (0.47)          8.38        (11.71)             6          0.39+(a)         5.42+             35

    $ (0.20)         $9.85          5.82%      $  9,714          1.38%+(a)        4.09%+            27%
      (0.40)          9.50          4.50         10,182          1.35(a)          4.21              19
      (0.14)          9.48         (1.09)        12,254          1.35+(a)         4.21+              7
      (0.44)          9.72         21.58         13,017          1.15(a)          4.67              26
      (0.45)          8.38        (10.28)         9,500          0.96(a)          4.85              35
      (0.04)          9.81         (1.49)         4,820          0.70+            3.63+             30

    $ (0.21)         $9.85          5.91%      $     26          1.22%+(a)        4.25%+            27%
      (0.42)          9.50          4.77             72          1.10(a)          4.46              19
      (0.14)          9.48         (1.03)            69          1.16+(a)         4.40+              7
      (0.44)          9.72         21.59             69          1.15(a)          4.67              26
      (0.03)          8.38         (0.44)             2          0.96+(a)         4.85+             35

         WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
      ------------------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
      ------------------------------
   1.04%+                $ 0.22
   1.05                    0.43
   1.14+                   0.14
   1.09                    0.44
   1.04+                   0.39
   1.24%+                $ 0.21
   1.25                    0.41
   1.34+                   0.12
   1.29                    0.42
   1.22+                   0.40
   1.83%+                $ 0.18
   1.80                    0.36
   1.89+                   0.12
   1.84                    0.37
   1.79                    0.38
   2.08+                   0.03
   1.67%+                $ 0.19
   1.55                    0.38
   1.70+                   0.12
   1.84                    0.37
   1.79+                   0.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                              NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS  DISTRIBUTIONS
                                VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET      FROM NET     IN EXCESS OF
                              BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT     REALIZED     NET REALIZED
                              OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME     CAPITAL GAINS  CAPITAL GAINS
                              ---------------------------------------------------------------------------------------------------
NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)................  $ 10.70      $ 0.25        $ 0.27           $  0.52        $(0.25)            --             --
Year ended 03/31/1997........    10.80        0.51         (0.10)             0.41         (0.51)            --             --
Period ended 03/31/1996(b)...    10.95        0.17         (0.15)             0.02         (0.17)            --             --
Year ended 11/30/1995........    10.00        0.51          0.98              1.49         (0.51)       $ (0.03)            --
Year ended 11/30/1994........    11.09        0.50         (0.99)            (0.49)        (0.50)         (0.10)       $ (0.00)#
Year ended 11/30/1993........    10.72        0.52          0.44              0.96         (0.52)         (0.07)            --
Year ended 11/30/1992........    10.44        0.55          0.31              0.86         (0.55)       $ (0.03)            --
Year ended 11/30/1991........    10.21        0.60          0.24              0.84         (0.60)         (0.01)            --
Period ended 11/30/1990*.....    10.00        0.16          0.21              0.37         (0.16)            --             --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)................  $ 10.70      $ 0.24        $ 0.27           $  0.51        $(0.24)            --             --
Year ended 03/31/1997........    10.80        0.48         (0.10)             0.38         (0.48)            --             --
Period ended 03/31/1996(b)...    10.95        0.16         (0.15)             0.01         (0.16)            --             --
Year ended 11/30/1995........    10.00        0.48          0.98              1.46         (0.48)         (0.03)            --
Year ended 11/30/1994........    11.09        0.48         (0.99)            (0.51)        (0.48)         (0.10)       $ (0.00)#
Year ended 11/30/1993........    10.72        0.51          0.44              0.95         (0.51)         (0.07)            --
Year ended 11/30/1992........    10.44        0.54          0.31              0.85         (0.54)       $ (0.03)            --
Year ended 11/30/1991........    10.21        0.60          0.24              0.84         (0.60)         (0.01)            --
Period ended 11/30/1990*.....    10.00        0.16          0.21              0.37         (0.16)            --             --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)................  $ 10.70      $ 0.22        $ 0.27           $  0.49        $(0.22)            --             --
Year ended 03/31/1997........    10.80        0.45         (0.10)             0.35         (0.45)            --             --
Period ended 03/31/1996(b)...    10.95        0.15         (0.15)             0.00         (0.15)            --             --
Year ended 11/30/1995........    10.00        0.45          0.98              1.43         (0.45)         (0.03)            --
Year ended 11/30/1994........    11.09        0.45         (0.99)            (0.54)        (0.45)         (0.10)       $ (0.00)#
Period ended 11/30/1993*.....    10.94        0.21          0.17              0.38         (0.21)         (0.02)            --

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)................  $ 10.70      $ 0.22        $ 0.27           $  0.49        $(0.22)            --             --
Year ended 03/31/1997........    10.80        0.45         (0.10)             0.35         (0.45)            --             --
Period ended 03/31/1996(b)...    10.95        0.15         (0.15)             0.00         (0.15)            --             --
Year ended 11/30/1995........    10.00        0.45          0.98              1.43         (0.45)       $ (0.03)            --
Year ended 11/30/1994........    11.09        0.44         (0.99)            (0.55)        (0.44)         (0.10)       $ (0.00)#
Year ended 11/30/1993........    10.72        0.40          0.44              0.84         (0.40)         (0.07)            --
Period ended 11/30/1992*.....    10.58        0.19          0.14              0.33         (0.19)            --             --

---------------
* Nations Maryland Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on September 1, 1990, September 1, 1990, June 8, 1993 and June 17, 1992, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                                   WITHOUT
                                                                                                                   WAIVERS
                                                                                                                    AND/OR
                                                                                                                   EXPENSE
                                                                                                                REIMBURSEMENTS
                                                                                                                 -------------
                                                                 RATIO OF          RATIO OF                       RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING
      DIVIDENDS         VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO     EXPENSES TO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       TURNOVER      AVERAGE NET
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           RATE          ASSETS
------------------------------------------------------------------------------------------------------------------------------
       $ (0.25)        $ 10.97         4.93%      $ 73,251          0.50%+(a)        4.65%+             7%           0.80%+
         (0.51)          10.70         3.83         63,549          0.50(a)          4.70              10            0.78
         (0.17)          10.80         0.16         61,337          0.50+(a)         4.62+              4            0.81+
         (0.54)          10.95        15.16         62,460          0.55(a)          4.76              11            0.80
         (0.60)          10.00        (4.64)        61,349          0.53(a)          4.73              22            0.73
         (0.59)          11.09         9.11         61,552          0.49             4.73              26            0.73
         (0.58)          10.72         8.41+++      48,192          0.39             5.12              38            0.78
         (0.61)          10.44         8.46+++      31,088          0.20             5.76              26            0.71
         (0.16)          10.21         3.72+++      11,087          0.21+            6.12+             49            0.84+

       $ (0.24)        $ 10.97         4.83%      $ 15,338          0.70%+(a)        4.45%+             7%           1.00%+
         (0.48)          10.70         3.62         14,988          0.70(a)          4.50              10            0.98
         (0.16)          10.80         0.09         19,456          0.70+(a)         4.42+              4            1.01+
         (0.51)          10.95        14.94         21,208          0.75(a)          4.56              11            1.00
         (0.58)          10.00        (4.82)        22,145          0.71(a)          4.55              22            0.91
         (0.58)          11.09         8.96         22,144          0.64             4.58              26            0.88
         (0.57)          10.72         8.32+++      20,092          0.48             4.98              38            0.87
         (0.61)          10.44         8.46+++       9,934          0.20             5.76              26            0.71
         (0.16)          10.21         3.72+++       2,228          0.21+            6.12+             49            0.84+

       $ (0.22)        $ 10.97         4.62%      $  4,209          1.10%+(a)        4.05%+             7%           1.40%+
         (0.45)          10.70         3.31          4,299          1.00(a)          4.20              10            1.28
         (0.15)          10.80        (0.01)         4,500          1.00+(a)         4.12+              4            1.31+
         (0.48)          10.95        14.59          4,485          1.05(a)          4.26              11            1.30
         (0.55)          10.00        (5.12)         4,368          1.03(a)          4.23              22            1.23
         (0.23)          11.09         3.53          3,234          0.99+            4.23+             26            1.23+

       $ (0.22)        $ 10.97         4.62%      $  1,772          1.10%+(a)        4.05%+             7%           1.40%+
         (0.45)          10.70         3.31          2,017          1.00(a)          4.20              10            1.28
         (0.15)          10.80        (0.01)         2,900          1.00+(a)         4.12+              4            1.31+
         (0.48)          10.95        14.59          2,808          1.05(a)          4.26              11            1.30
         (0.54)          10.00        (5.20)         2,570          1.11(a)          4.15              22            1.31
         (0.47)          11.09         8.30          4,424          1.24             3.98              26            1.48
         (0.19)          10.72         3.13+++       1,796          1.16+            3.88+             38            1.44+

          WITHOUT
          WAIVERS
          AND/OR
          EXPENSE
       REIMBURSEMENTS
        -----------
      NET INVESTMENT
          INCOME
         PER SHARE
      --------------
          $ 0.24
            0.48
            0.16
            0.48
            0.48
            0.49
            0.51
            0.55
            0.13
          $ 0.23
            0.45
            0.15
            0.45
            0.46
            0.48
            0.50
            0.55
            0.13
          $ 0.21
            0.42
            0.14
            0.42
            0.43
            0.20
          $ 0.20
            0.42
            0.14
            0.42
            0.42
            0.38
            0.18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS
                                                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET
                                                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT
                                                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME
                                                             --------------------------------------------------------------------
NATIONS MARYLAND MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.41       $ 0.23        $ 0.37           $  0.60        $(0.23)
Year ended 03/31/1997.......................................    9.39         0.46          0.02              0.48         (0.46)
Period ended 03/31/1996(b)..................................    9.63         0.15         (0.24)            (0.09)        (0.15)
Year ended 11/30/1995.......................................    8.37         0.48          1.26              1.74         (0.48)
Period ended 11/30/1994*....................................    8.90         0.11         (0.53)            (0.42)        (0.11)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.41       $ 0.22        $ 0.37           $  0.59        $(0.22)
Year ended 03/31/1997.......................................    9.39         0.44          0.02              0.46         (0.44)
Period ended 03/31/1996(b)..................................    9.63         0.14         (0.24)            (0.10)        (0.14)
Year ended 11/30/1995.......................................    8.37         0.46          1.26              1.72         (0.46)
Year ended 11/30/1994.......................................    9.77         0.49         (1.40)            (0.91)        (0.49)
Period ended 11/30/1993*....................................    9.80         0.03         (0.03)             0.00         (0.03)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.41       $ 0.20        $ 0.37           $  0.57        $(0.20)
Year ended 03/31/1997.......................................    9.39         0.39          0.02              0.41         (0.39)
Period ended 03/31/1996(b)..................................    9.63         0.13         (0.24)            (0.11)        (0.13)
Year ended 11/30/1995.......................................    8.37         0.41          1.26              1.67         (0.41)
Year ended 11/30/1994.......................................    9.77         0.44         (1.40)            (0.96)        (0.44)
Period ended 11/30/1993*....................................   10.00         0.04         (0.23)            (0.19)        (0.04)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.41       $ 0.19        $ 0.37           $  0.56        $(0.19)
Year ended 03/31/1997.......................................    9.39         0.42          0.02              0.44         (0.42)
Period ended 03/31/1996(b)..................................    9.63         0.13         (0.24)            (0.11)        (0.13)
Year ended 11/30/1995.......................................    8.37         0.41          1.26              1.67         (0.41)
Period ended 11/30/1994*....................................    8.44         0.03         (0.07)            (0.04)        (0.03)

---------------
* Nations Maryland Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on September 20, 1994, November 4, 1993, October 21, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                                    WITHOUT
                                                                                                                    WAIVERS
                                                                                                                     AND/OR
                                                                                                                    EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                  -----------
                                                                 RATIO OF          RATIO OF                         RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT                     OPERATING
      DIVIDENDS         VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO      EXPENSES TO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       TURNOVER       AVERAGE NET
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           RATE            ASSETS
-------------------------------------------------------------------------------------------------------------   ---------------
       $ (0.23)         $9.78          6.39%      $  8,209          0.60%+(a)        4.68%+            16%           1.10%+
         (0.46)          9.41          5.20          4,596          0.60             4.88              18            1.12
         (0.15)          9.39         (0.95)         2,788          0.60+            4.72+              7            1.23+
         (0.48)          9.63         21.23          2,595          0.40             5.14              11            1.26
         (0.11)          8.37         (4.89)            39      0.21+(a)             5.48+             39            1.30+

       $ (0.22)         $9.78          6.29%      $  1,766          0.80%+(a)        4.48%+            16%           1.30%+
         (0.44)          9.41          4.99          1,409          0.80             4.68              18            1.32
         (0.14)          9.39         (1.01)         1,086          0.80+            4.52+              7            1.43+
         (0.46)          9.63         20.99          1,031          0.60             4.94              11            1.46
         (0.49)          8.37         (9.59)             9       0.39(a)             5.30              39            1.48
         (0.03)          9.77          0.05              6          0.13+            3.97+              1            1.76+

       $ (0.20)         $9.78          5.98%      $  8,191          1.38%+(a)        3.90%+            16%           1.88%+
         (0.39)          9.41          4.42          8,099          1.35             4.13              18            1.87
         (0.13)          9.39         (1.19)         9,662          1.35+            3.97+              7            1.98+
         (0.41)          9.63         20.33         10,002          1.15             4.39              11            2.01
         (0.44)          8.37        (10.11)         4,819       0.96(a)             4.73              39            2.05
         (0.04)          9.77         (1.94)         3,048          0.73+            3.37+              1            2.36+

       $ (0.19)         $9.78          6.10%      $      3          1.22%+(a)        4.06%+            16%           1.72%+
         (0.42)          9.41          4.73              2          1.10             4.38              18            1.62
         (0.13)          9.39         (1.13)             2          1.16+            4.16+              7            1.79+
         (0.41)          9.63         20.29              2          1.15             4.39              11            2.01
         (0.03)          8.37         (0.45)             2      0.96+(a)             4.73+             39            2.05+

      NET INVESTMENT
          INCOME
         PER SHARE
      --------------
          WITHOUT
          WAIVERS
          AND/OR
          EXPENSE
      REIMBURSEMENTS
      --------------
          $ 0.21
            0.41
            0.13
            0.40
            0.09
          $ 0.20
            0.39
            0.12
            0.38
            0.41
            0.02
          $ 0.18
            0.34
            0.11
            0.33
            0.35
            0.02
          $ 0.17
            0.37
            0.11
            0.33
            0.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                                BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                                OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                                ----------------------------------------------------------------------------------------------------
NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)...............      $10.34      $ 0.24        $ 0.30           $  0.54        $(0.24)            --              --
Year ended 03/31/1997.......       10.36        0.47         (0.02)             0.45         (0.47)            --              --
Period ended
  03/31/1996(b).............       10.51        0.16         (0.15)             0.01         (0.16)            --              --
Year ended 11/30/1995.......        9.53        0.45          0.99              1.44         (0.45)        $(0.00)#       $ (0.01)
Year ended 11/30/1994.......       10.46        0.44         (0.88)            (0.44)        (0.44)            --           (0.05)
Period ended 11/30/1993*....       10.00        0.43          0.46              0.89         (0.43)            --              --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)...............      $10.34      $ 0.23        $ 0.30           $  0.53        $(0.23)            --              --
Year ended 03/31/1997.......       10.36        0.45         (0.02)             0.43         (0.45)            --              --
Period ended
  03/31/1996(b).............       10.51        0.15         (0.15)             0.00         (0.15)            --              --
Year ended 11/30/1995.......        9.53        0.43          0.99           $  1.42         (0.43)        $(0.00)#       $ (0.01)
Year ended 11/30/1994.......       10.46        0.42         (0.88)            (0.46)        (0.42)            --           (0.05)
Period ended 11/30/1993*....       10.01        0.42          0.45              0.87         (0.42)            --              --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)...............      $10.34      $ 0.21        $ 0.30           $  0.51        $(0.21)            --              --
Year ended 03/31/1997.......       10.36        0.42         (0.02)             0.40         (0.42)            --              --
Period ended
  03/31/1996(b).............       10.51        0.14         (0.15)            (0.01)        (0.14)            --              --
Year ended 11/30/1995.......        9.53        0.40          0.99              1.39         (0.40)        $(0.00)#       $ (0.01)
Year ended 11/30/1994.......       10.46        0.39         (0.88)            (0.49)        (0.39)            --           (0.05)
Period ended 11/30/1993*....       10.31        0.18          0.15              0.33         (0.18)            --              --

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)...............      $10.34      $ 0.21        $ 0.30           $  0.51        $(0.21)            --              --
Year ended 03/31/1997.......       10.36        0.42         (0.02)             0.40         (0.42)            --              --
Period ended
  03/31/1996(b).............       10.51        0.14         (0.15)            (0.01)        (0.14)            --              --
Year ended 11/30/1995.......        9.53        0.40          0.99              1.39         (0.40)        $(0.00)#       $ (0.01)
Year ended 11/30/1994.......       10.46        0.38         (0.88)            (0.50)        (0.38)            --           (0.05)
Period ended 11/30/1993*....        9.99        0.35          0.47              0.82         (0.35)            --              --

---------------
* Nations North Carolina Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 11, 1992, December 14, 1992, June 7, 1993 and December 16, 1992, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                                   WITHOUT
                                                                                                                   WAIVERS
                                                                                                                   AND/OR
                                                                                                                   EXPENSE
                                                                                                               REIMBURSEMENTS
                                                                                                               --------------

                                                                 RATIO OF          RATIO OF                       RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING
      DIVIDENDS         VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO     EXPENSES TO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       TURNOVER      AVERAGE NET
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           RATE          ASSETS
----------------------------------------------------------------------------------------------------------------------------
       $ (0.24)        $ 10.64         5.28%      $170,574          0.50%+(a)        4.59%+            14%           0.75%+
         (0.47)          10.34         4.45         25,855       0.50(a)             4.57              26            0.82
         (0.16)          10.36         0.05         21,161          0.50+            4.47+              3            0.87+
         (0.46)          10.51        15.41         20,916       0.57(a)             4.47              57            0.84
         (0.49)           9.53        (4.34)        14,148          0.55(a)          4.38              37            0.82
         (0.43)          10.46         9.03         11,814          0.42+            4.23+             29            0.85+

       $ (0.23)        $ 10.64         5.17%      $  6,842          0.70%+(a)        4.39%+            14%           0.95%+
         (0.45)          10.34         4.25          5,723          0.70(a)          4.37              26            1.02
         (0.15)          10.36        (0.01)         7,672          0.70+            4.27+              3            1.07+
         (0.44)          10.51        15.18          8,525          0.77(a)          4.27              57            1.04
         (0.47)           9.53        (4.51)         8,896          0.73(a)          4.20              37            1.00
         (0.42)          10.46         8.76         13,749          0.57+            4.08+             29            1.00+

       $ (0.21)        $ 10.64         4.96%      $  6,648          1.10%+(a)        3.99%+            14%           1.35%+
         (0.42)          10.34         3.94          6,796          1.00(a)          4.07              26            1.32
         (0.14)          10.36        (0.12)         8,102          1.00+            3.97+              3            1.37+
         (0.41)          10.51        14.84          7,848          1.07(a)          3.97              57            1.34
         (0.44)           9.53        (4.82)         5,706          1.05(a)          3.88              37            1.32
         (0.18)          10.46         3.23          3,822          0.92+            3.73+             29            1.35+

       $ (0.21)        $ 10.64         4.96%      $  1,372          1.10%+(a)        3.99%+            14%           1.35%+
         (0.42)          10.34         3.94          1,364          1.00(a)          4.07              26            1.32
         (0.14)          10.36        (0.12)         1,379          1.00+            3.97+              3            1.37+
         (0.41)          10.51        14.84          1,366          1.07(a)          3.97              57            1.34
         (0.43)           9.53        (4.89)         1,486       1.13(a)             3.80              37            1.40
         (0.35)          10.46         8.26          1,592          1.17+            3.48+             29            1.60+

          WITHOUT
          WAIVERS
          AND/OR
          EXPENSE
      REIMBURSEMENTS
      --------------
      NET INVESTMENT
          INCOME
         PER SHARE
      --------------
          $ 0.23
            0.44
            0.15
            0.43
            0.42
            0.39
          $ 0.22
            0.42
            0.14
            0.41
            0.40
            0.38
          $ 0.20
            0.39
            0.13
            0.38
            0.37
            0.17
          $ 0.20
            0.39
            0.13
            0.38
            0.36
            0.30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS
                                                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET
                                                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT
                                                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME
                                                             --------------------------------------------------------------------
NATIONS NORTH CAROLINA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.47      $ 0.23        $ 0.39           $  0.62        $(0.23)
Year ended 03/31/1997.......................................     9.49        0.47         (0.02)             0.45         (0.47)
Period ended 03/31/1996(b)..................................     9.73        0.16         (0.24)            (0.08)        (0.16)
Year ended 11/30/1995.......................................     8.36        0.50          1.37              1.87         (0.50)
Period ended 11/30/1994*....................................    10.06        0.45         (1.70)            (1.25)        (0.45)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.47      $ 0.22        $ 0.39           $  0.61        $(0.22)
Year ended 03/31/1997.......................................     9.49        0.45         (0.02)             0.43         (0.45)
Period ended 03/31/1996(b)..................................     9.73        0.15         (0.24)            (0.09)        (0.15)
Year ended 11/30/1995.......................................     8.36        0.49          1.37              1.86         (0.49)
Year ended 11/30/1994.......................................     9.85        0.50         (1.49)            (0.99)        (0.50)
Period ended 11/30/1993*....................................     9.97        0.04         (0.12)            (0.08)        (0.04)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.47      $ 0.20        $ 0.39           $  0.59        $(0.20)
Year ended 03/31/1997.......................................     9.49        0.40         (0.02)             0.38         (0.40)
Period ended 03/31/1996(b)..................................     9.73        0.13         (0.24)            (0.11)        (0.13)
Year ended 11/30/1995.......................................     8.36        0.43          1.37              1.80         (0.43)
Year ended 11/30/1994.......................................     9.85        0.45         (1.49)            (1.04)        (0.45)
Period ended 11/30/1993*....................................    10.00        0.04         (0.15)            (0.11)        (0.04)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.47      $ 0.20        $ 0.39           $  0.59        $(0.20)
Year ended 03/31/1997.......................................     9.49        0.42         (0.02)             0.40         (0.42)
Period ended 03/31/1996(b)..................................     9.73        0.14         (0.24)            (0.10)        (0.14)
Year ended 11/30/1995.......................................     8.36        0.43          1.37              1.80         (0.43)
Period ended 11/30/1994*....................................     8.45        0.03         (0.09)            (0.06)        (0.03)

---------------
* Nations North Carolina Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 11, 1994, November 1, 1993, October 21, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
##  Amount represents less than 0.01%.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                                   WITHOUT
                                                                                                                   WAIVERS
                                                                                                                   AND/OR
                                                                                                                   EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 -----------
                                                                 RATIO OF          RATIO OF                       RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT                    OPERATING
      DIVIDENDS         VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO     EXPENSES TO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       TURNOVER      AVERAGE NET
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           RATE          ASSETS
----------------------------------------------------------------------------------------------------------------------------
       $ (0.23)         $9.86          6.65%      $  4,495          0.60%+(a)        4.80%+             7%           0.96%+
         (0.47)          9.47          4.84          3,095       0.60(a)             4.95              28            0.94
         (0.16)          9.49         (0.87)         1,593          0.60+            4.86+             22           0.99+
         (0.50)          9.73         22.87          1,293          0.38(a)          5.43              40            0.96
         (0.45)          8.36        (12.65)           531          0.21+(a)         5.53+             29           0.92+

       $ (0.22)         $9.86          6.54%      $    691          0.80%+(a)        4.60%+             7%           1.16%+
         (0.45)          9.47          4.62            594       0.80(a)             4.75              28            1.14
         (0.15)          9.49         (0.94)           448          0.80+            4.66+             22           1.19+
         (0.49)          9.73         22.63            347          0.58(a)          5.23              40            1.16
         (0.50)          8.36        (10.41)         1,161          0.39(a)          5.35              29            1.10
         (0.04)          9.85         (0.80)         1,085          0.09+            3.97+             10           1.21+

       $ (0.20)         $9.86          6.23%      $ 24,266          1.38%+(a)        4.02%+             7%           1.74%+
         (0.40)          9.47          4.06         23,863       1.35(a)             4.20              28            1.69
         (0.13)          9.49         (1.12)        28,298          1.35+            4.11+             22           1.74+
         (0.43)          9.73         21.96         30,048          1.13(a)          4.68              40            1.71
         (0.45)          8.36        (10.92)        23,659          0.96(a)          4.78              29            1.67
         (0.04)          9.85         (1.11)        11,395          0.69+            3.37+             10           1.81+

       $ (0.20)         $9.86          6.32%      $     19          1.22%+(a)        4.18%+             7%           1.58%+
         (0.42)          9.47          4.32             18       1.10(a)             4.45              28            1.44
         (0.14)          9.49         (1.04)            17          1.14+            4.32+             22           1.53+
         (0.43)          9.73         21.93              2          1.13(a)          4.68              40            1.71
         (0.03)          8.36         (0.67)             2          0.96+(a)         4.78+             29           1.67+

          WITHOUT
          WAIVERS
          AND/OR
          EXPENSE
      REIMBURSEMENTS
      --------------
      NET INVESTMENT
          INCOME
         PER SHARE
      --------------
          $ 0.21
            0.44
            0.15
            0.45
            0.40
          $ 0.20
            0.42
            0.14
            0.44
            0.43
            0.03
          $ 0.18
            0.37
            0.12
            0.38
            0.38
            0.03
          $ 0.18
            0.39
            0.13
            0.38
            0.03

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                             ----------------------------------------------------------------------------------------------------
NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.50      $ 0.25        $ 0.23           $  0.48        $(0.25)            --              --
Year ended 03/31/1997.......    10.52        0.51         (0.02)             0.49         (0.51)            --              --
Period ended
  03/31/1996(b).............    10.69        0.17         (0.17)             0.00         (0.17)            --              --
Year ended 11/30/1995.......     9.76        0.51          0.93              1.44         (0.51)            --              --
Year ended 11/30/1994.......    10.61        0.50         (0.84)            (0.34)        (0.50)        $(0.00)#       $ (0.01)
Year ended 11/30/1993.......    10.18        0.50          0.43              0.93         (0.50)            --              --
Period ended 11/30/1992*....    10.00        0.47          0.18              0.65         (0.47)            --              --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.50      $ 0.24        $ 0.23           $  0.47        $(0.24)            --              --
Year ended 03/31/1997.......    10.52        0.49         (0.02)             0.47         (0.49)            --              --
Period ended
  03/31/1996(b).............    10.69        0.16         (0.17)            (0.01)        (0.16)            --              --
Year ended 11/30/1995.......     9.76        0.49          0.93              1.42         (0.49)            --              --
Year ended 11/30/1994.......    10.61        0.48         (0.84)            (0.36)        (0.48)        $(0.00)#       $ (0.01)
Year ended 11/30/1993.......    10.18        0.48          0.43              0.91         (0.48)            --              --
Period ended 11/30/1992*....     9.98        0.30          0.20              0.50         (0.30)            --              --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.50      $ 0.22        $ 0.23           $  0.45        $(0.22)            --              --
Year ended 03/31/1997.......    10.52        0.45         (0.02)             0.43         (0.45)            --              --
Period ended
  03/31/1996(b).............    10.69        0.15         (0.17)            (0.02)        (0.15)            --              --
Year ended 11/30/1995.......     9.76        0.46          0.93              1.39         (0.46)            --              --
Year ended 11/30/1994.......    10.61        0.45         (0.84)            (0.39)        (0.45)        $(0.00)#       $ (0.01)
Period ended 11/30/1993*....    10.47        0.20          0.14              0.34         (0.20)            --              --

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.50      $ 0.22        $ 0.23           $  0.45        $(0.22)            --              --
Year ended 03/31/1997.......    10.52        0.45         (0.02)             0.43         (0.45)            --              --
Period ended
  03/31/1996(b).............    10.69        0.15         (0.17)            (0.02)        (0.15)            --              --
Year ended 11/30/1995.......     9.76        0.46          0.93              1.39         (0.46)            --              --
Year ended 11/30/1994.......    10.61        0.44         (0.84)            (0.40)        (0.44)        $(0.00)#       $ (0.01)
Year ended 11/30/1993.......    10.18        0.42          0.43              0.85         (0.42)            --              --
Period ended 11/30/1992*....    10.05        0.20          0.13              0.33         (0.20)            --              --

---------------
* Nations South Carolina Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 6, 1992, May 5, 1992, June 8, 1993 and June 17, 1992, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
##  Amount represents less than 0.01%.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                                    WITHOUT
                                                                                                                    WAIVERS
                                                                                                                    AND/OR
                                                                                                                    EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 --------------
                                                                 RATIO OF          RATIO OF                        RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT                     OPERATING
      DIVIDENDS         VALUE                      END OF       EXPENSES TO       INCOME TO        PORTFOLIO      EXPENSES TO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       TURNOVER       AVERAGE NET
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS            ASSETS           RATE           ASSETS
-------------------------------------------------------------------------------------------------------------------------------
       $ (0.25)        $ 10.73         4.65%      $255,123      0.50%+(a)          4.79%+             13%          0.74%+
         (0.51)          10.50         4.71         48,918          0.50(a)          4.80              13            0.79
         (0.17)          10.52         0.00##       41,817          0.50+(a)         4.81+              6            0.82+
         (0.51)          10.69        15.02         45,255          0.55(a)          4.92              11            0.75
         (0.51)           9.76        (3.37)        49,030          0.54(a)          4.82              30            0.75
         (0.50)          10.61         9.32         56,995          0.45             4.68              11            0.75
         (0.47)          10.18         6.62+++      39,535          0.20+            4.11+              7            0.74+

       $ (0.24)        $ 10.73         4.55%      $ 10,408      0.70%+(a)          4.59%+             13%          0.94%+
         (0.49)          10.50         4.51         10,465          0.70(a)          4.60              13            0.99
         (0.16)          10.52        (0.07)        14,288          0.70+(a)         4.61+              6            1.02+
         (0.49)          10.69        14.79         14,452          0.75(a)          4.72              11            0.95
         (0.49)           9.76        (3.54)        16,378          0.72(a)          4.64              30            0.93
         (0.48)          10.61         9.16         20,024          0.60             4.53              11            0.90
         (0.30)          10.18         5.03+++       7,414          0.33+            4.83+              7            0.85+

       $ (0.22)        $ 10.73         4.34%      $  6,372      1.10%+(a)          4.19%+             13%          1.34%+
         (0.45)          10.50         4.19          5,738          1.00(a)          4.30              13            1.29
         (0.15)          10.52        (0.17)         6,968          1.00+(a)         4.31+              6            1.32+
         (0.46)          10.69        14.45          6,457          1.05(a)          4.42              11            1.25
         (0.46)           9.76        (3.85)         5,740          1.04(a)          4.32              30            1.25
         (0.20)          10.61         3.23          4,057          0.95+            4.18+             11            1.25+

       $ (0.22)        $ 10.73         4.34%      $  4,432      1.10%+(a)          4.19%+             13%          1.34%+
         (0.45)          10.50         4.20          5,089          1.00(a)          4.30              13            1.29
         (0.15)          10.52        (0.17)         5,409          1.00+(a)         4.31+              6            1.32+
         (0.46)          10.69        14.45          5,527          1.05(a)          4.42              11            1.25
         (0.45)           9.76        (3.94)         6,167          1.12(a)          4.24              30            1.33
         (0.42)          10.61         8.51          8,499          1.20             3.93              11            1.50
         (0.20)          10.18         3.27+++       4,436          0.88+            4.10+              7            1.48+

          WITHOUT
          WAIVERS
          AND/OR
          EXPENSE
      REIMBURSEMENTS
      --------------
      NET INVESTMENT
          INCOME
         PER SHARE
      --------------
            0.48
            0.47
            0.42
          $ 0.23
            0.46
            0.15
            0.47
            0.46
            0.45
            0.27
          $ 0.21
            0.42
            0.14
            0.44
            0.43
            0.19
          $ 0.21
            0.42
            0.14
            0.44
            0.42
            0.39
            0.17

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS
                                                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET
                                                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT
                                                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME
                                                             --------------------------------------------------------------------
NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.79      $ 0.24        $ 0.33           $  0.57        $(0.24)
Year ended 03/31/1997.......................................     9.77        0.49          0.02              0.51         (0.49)
Period ended 03/31/1996(b)..................................     9.99        0.17         (0.22)            (0.05)        (0.17)
Year ended 11/30/1995.......................................     8.65        0.52          1.34              1.86         (0.52)
Period ended 11/30/1994*....................................    10.02        0.48         (1.37)            (0.89)        (0.48)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.79      $ 0.23        $ 0.33           $  0.56        $(0.23)
Year ended 03/31/1997.......................................     9.77        0.47          0.02              0.49         (0.47)
Period ended 03/31/1996(b)..................................     9.99        0.16         (0.22)            (0.06)        (0.16)
Year ended 11/30/1995.......................................     8.65        0.50          1.34              1.84         (0.50)
Year ended 11/30/1994.......................................     9.86        0.50         (1.21)            (0.71)        (0.50)
Period ended 11/30/1993*....................................     9.87        0.03         (0.01)             0.02         (0.03)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.79      $ 0.21        $ 0.33           $  0.54        $(0.21)
Year ended 03/31/1997.......................................     9.77        0.42          0.02              0.44         (0.42)
Period ended 03/31/1996(b)..................................     9.99        0.14         (0.22)            (0.08)        (0.14)
Year ended 11/30/1995.......................................     8.65        0.45          1.34              1.79         (0.45)
Year ended 11/30/1994.......................................     9.86        0.45         (1.21)            (0.76)        (0.45)
Period ended 11/30/1993*....................................    10.00        0.04         (0.14)            (0.10)        (0.04)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited).....................  $  9.79      $ 0.22        $ 0.33           $  0.55        $(0.22)
Year ended 03/31/1997.......................................     9.77        0.44          0.02              0.46         (0.44)
Period ended 03/31/1996(b)..................................     9.99        0.15         (0.22)            (0.07)        (0.15)
Year ended 11/30/1995.......................................     8.65        0.45          1.34              1.79         (0.45)
Period ended 11/30/1994*....................................     8.73        0.03         (0.08)            (0.05)        (0.03)

---------------
* Nations South Carolina Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 27, 1993, November 8, 1993, October 21, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF
                                                                                    OPERATING
                                                                 RATIO OF          EXPENSES TO           RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING         AVERAGE NET        NET INVESTMENT
      DIVIDENDS         VALUE                      END OF       EXPENSES TO          ASSETS             INCOME TO        PORTFOLIO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET         INCLUDING          AVERAGE NET       TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS        INTEREST EXPENSE          ASSETS           RATE
  ------------------------------------------------------------------------------------------------------------------------------
       ($ 0.24)        $ 10.12         6.02%      $  6,855          0.60%+(a)              (a)             4.88%+              8%
         (0.49)           9.79         5.32          5,113          0.60                   (a)             4.99               30
         (0.17)           9.77        (0.57)         2,058          0.60+                  (a)             4.96+              20
         (0.52)           9.99        21.99          1,782          0.40                   (a)             5.44               13
         (0.48)           8.65        (9.12)           400          0.21+                  (a)             5.48+              14

       $ (0.23)        $ 10.12         5.91%      $  1,705          0.80%+(a)              (a)             4.68%+              8%
         (0.47)           9.79         5.12            811          0.80                   (a)             4.79               30
         (0.16)           9.77        (0.64)         1,219          0.80+                  (a)             4.76+              20
         (0.50)           9.99        21.74          1,238          0.60                   (a)             5.24               13
         (0.50)           8.65        (7.45)           140          0.39                   (a)             5.30               14
         (0.03)           9.86         0.21             14          0.10+                --                4.16+               8

       $ (0.21)        $ 10.12         5.60%      $ 10,691          1.38%+(a)              (a)             4.10%+              8%
         (0.42)           9.79         4.54         12,104          1.35                   (a)             4.24               30
         (0.14)           9.77        (0.82)        12,991          1.35+                  (a)            4.21+               20
         (0.45)           9.99        21.08         12,670          1.15                   (a)             4.69               13
         (0.45)           8.65        (7.97)         8,263          0.96                   (a)             4.73               14
         (0.04)           9.86        (1.00)         4,048          0.70+                --                3.56+               8

       $ (0.22)        $ 10.12         5.71%      $      3          1.22%+                 (a)             4.25%+              8%
         (0.44)           9.79         4.80            247          1.10                   (a)             4.49               30
         (0.15)           9.77        (0.76)           264          1.17+                  (a)             4.39+              20
         (0.45)           9.99        21.01             20          1.15                   (a)             4.69               13
         (0.03)           8.65        (0.52)             2          0.96+                  (a)             4.73+              14

          WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
        -------------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
  --
          1.02%+          $ 0.22
          1.00              0.45
          1.13+             0.15
          1.08              0.46
          1.12+             0.41
          1.22%+          $ 0.21
          1.20              0.43
          1.33+             0.14
          1.28              0.44
          1.30              0.42
          1.63+             0.02
          1.80%+          $ 0.19
          1.75              0.38
          1.88+             0.12
          1.83              0.39
          1.87              0.37
          2.23+             0.02
          1.64%+          $ 0.20
          1.50              0.40
          1.70+             0.13
          1.83              0.39
          1.87+             0.03

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     IN EXCESS OF     FROM NET
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT   NET INVESTMENT    REALIZED
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME         INCOME      CAPITAL GAINS
                             ----------------------------------------------------------------------------------------------------
NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.08      $ 0.23        $ 0.25           $  0.48        $(0.23)            --              --
Year ended 03/31/1997.......    10.09        0.46         (0.01)             0.45         (0.46)            --              --
Period ended
  03/31/1996(b).............    10.23        0.15         (0.14)             0.01         (0.15)            --              --
Year ended 11/30/1995.......     9.30        0.46          0.93              1.39         (0.46)            --              --
Year ended 11/30/1994.......    10.18        0.45         (0.87)            (0.42)        (0.45)        $(0.00)#       $ (0.01)
Period ended 11/30/1993*....    10.06        0.29          0.12              0.41         (0.29)            --              --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.08      $ 0.22        $ 0.25           $  0.47        $(0.22)            --              --
Year ended 03/31/1997.......    10.09        0.44         (0.01)             0.43         (0.44)            --              --
Period ended
  03/31/1996(b).............    10.23        0.15         (0.14)             0.01         (0.15)            --              --
Year ended 11/30/1995.......     9.30        0.44          0.93              1.37         (0.44)            --              --
Year ended 11/30/1994.......    10.18        0.43         (0.87)            (0.44)        (0.43)        $(0.00)#       $ (0.01)
Period ended 11/30/1993*....    10.00        0.29          0.18              0.47         (0.29)            --              --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.08      $ 0.21        $ 0.25           $  0.46        $(0.21)            --              --
Year ended 03/31/1997.......    10.09        0.41         (0.01)             0.40         (0.41)            --              --
Period ended
  03/31/1996(b).............    10.23        0.14         (0.14)             0.00         (0.14)            --              --
Year ended 11/30/1995.......     9.30        0.41          0.93              1.34         (0.41)            --              --
Year ended 11/30/1994.......    10.18        0.40         (0.87)            (0.47)        (0.40)        $(0.00)#       $ (0.01)
Period ended 11/30/1993*....    10.03        0.17          0.15              0.32         (0.17)            --              --

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.08      $ 0.20        $ 0.25           $  0.45        $(0.20)            --              --
Year ended 03/31/1997.......    10.09        0.42         (0.01)             0.41         (0.42)            --              --
Period ended
  03/31/1996(b).............    10.23        0.14         (0.14)             0.00         (0.14)            --              --
Year ended 11/30/1995.......     9.30        0.41          0.93              1.34         (0.41)            --              --
Period ended 11/30/1994*....     9.38        0.03         (0.08)            (0.05)        (0.03)            --              --

---------------
* Nations Tennessee Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 13, 1993, April 2, 1993, June 10, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
##  Amount represents less than 0.01%.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF
                                                                                    OPERATING
                                                                 RATIO OF          EXPENSES TO           RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING         AVERAGE NET        NET INVESTMENT
      DIVIDENDS         VALUE                      END OF       EXPENSES TO          ASSETS             INCOME TO        PORTFOLIO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET         INCLUDING          AVERAGE NET       TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS        INTEREST EXPENSE          ASSETS           RATE
-----------------------------------------------------------------------------------------------------------------------------------
       $ (0.23)        $ 10.33         4.84%      $ 36,850          0.50%+                 (a)             4.54%+             33%
         (0.46)          10.08         4.54          8,869          0.50                   (a)             4.55               28
         (0.15)          10.09         0.12          8,408          0.50+                --                4.51+               3
         (0.46)          10.23        15.22          7,160          0.57                   (a)             4.65               34
         (0.46)           9.30        (4.24)         4,116          0.52               0.53%               4.56               41
         (0.29)          10.18         4.09          2,123          0.27+                --                4.31+              16

       $ (0.22)        $ 10.33         4.73%      $  6,847          0.70%+                 (a)             4.34%+             33%
         (0.44)          10.08         4.33          6,840          0.70                   (a)             4.35               28
         (0.15)          10.09         0.06          7,439          0.70+                --                4.31+               3
         (0.44)          10.23        15.00          7,573          0.77                   (a)             4.45               34
         (0.44)           9.30        (4.41)         7,831          0.70               0.71%               4.38               41
         (0.29)          10.18         4.68         15,573          0.42+                --                4.16+              16

       $ (0.21)        $ 10.33         4.52%      $  3,203          1.10%+                 (a)             3.94%+             33%
         (0.41)          10.08         4.02          3,050          1.00                   (a)             4.05               28
         (0.14)          10.09        (0.04)         3,528          1.00+                --                4.01+               3
         (0.41)          10.23        14.65          3,573          1.07                   (a)             4.15               34
         (0.41)           9.30        (4.72)         3,368          1.02               1.03%               4.06               41
         (0.17)          10.18         3.32          2,210          0.77+                --                3.81+              16

       $ (0.20)        $ 10.33         4.57%      $      2          1.10%+                 (a)             3.94%+             33%
         (0.42)          10.08         4.08              2          1.00                   (a)             4.05               28
         (0.14)          10.09        (0.02)             2          1.00+                --                4.01+               3
         (0.41)          10.23        14.62              2          1.07                   (a)             4.15               34
         (0.03)           9.30        (0.53)             2          1.02+              1.03%+              4.06+              41

         WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENT
         ----------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
     -------------------------------
          0.86%+          $ 0.21
          0.93              0.42
          1.02+             0.13
          0.92              0.43
          0.89              0.41
          0.94+             0.24
          1.06%+          $ 0.20
          1.13              0.40
          1.22+             0.13
          1.12              0.41
          1.07              0.40
          1.09+             0.24
          1.46%+          $ 0.19
          1.43              0.37
          1.52+             0.12
          1.42              0.38
          1.39              0.37
          1.44+             0.14
          1.46%+          $ 0.18
          1.43              0.38
          1.52+             0.12
          1.42              0.38
          1.39+             0.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                           NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS
                                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                           BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT
                                                           OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME
                                                           ----------------------------------------------------------------------
NATIONS TENNESSEE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited)...................  $  9.70      $ 0.24         $ 0.40           $  0.64         $(0.24)
Year ended 03/31/1997.....................................     9.68        0.48           0.02              0.50          (0.48)
Period ended 03/31/1996(b)................................     9.87        0.16          (0.19)            (0.03)         (0.16)
Year ended 11/30/1995.....................................     8.58        0.52           1.29              1.81          (0.52)
Period ended 11/30/1994*..................................     9.59        0.39          (1.01)            (0.62)         (0.39)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited)...................  $  9.70      $ 0.23         $ 0.40           $  0.63         $(0.23)
Year ended 03/31/1997.....................................     9.68        0.46           0.02              0.48          (0.46)
Period ended 03/31/1996(b)................................     9.87        0.15          (0.19)            (0.04)         (0.15)
Year ended 11/30/1995.....................................     8.58        0.50           1.29              1.79          (0.50)
Year ended 11/30/1994.....................................     9.80        0.50          (1.22)            (0.72)         (0.50)
Period ended 11/30/1993*..................................     9.88        0.04          (0.08)            (0.04)         (0.04)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited)...................  $  9.70      $ 0.20         $ 0.40           $  0.60         $(0.20)
Year ended 03/31/1997.....................................     9.68        0.40           0.02              0.42          (0.40)
Period ended 03/31/1996(b)................................     9.87        0.14          (0.19)            (0.05)         (0.14)
Year ended 11/30/1995.....................................     8.58        0.45           1.29              1.74          (0.45)
Year ended 11/30/1994.....................................     9.80        0.45          (1.22)            (0.77)         (0.45)
Period ended 11/30/1993*..................................    10.00        0.04          (0.20)            (0.16)         (0.04)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited)...................  $  9.70      $ 0.21         $ 0.40           $  0.61         $(0.21)
Year ended 03/31/1997.....................................     9.68        0.43           0.02              0.45          (0.43)
Period ended 03/31/1996(b)................................     9.87        0.14          (0.19)            (0.05)         (0.14)
Year ended 11/30/1995.....................................     8.58        0.45           1.29              1.74          (0.45)
Period ended 11/30/1994*..................................     8.62        0.03          (0.04)            (0.01)         (0.03)

---------------
* Nations Tennessee Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on March 2, 1994, November 2, 1993, October 21, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF
                                                                     RATIO OF       OPERATING
                                                         NET        OPERATING      EXPENSES TO
                                                        ASSETS       EXPENSES      AVERAGE NET        RATIO OF
        TOTAL           NET ASSET                       END OF          TO           ASSETS        NET INVESTMENT
      DIVIDENDS           VALUE                         PERIOD       AVERAGE        INCLUDING        INCOME TO        PORTFOLIO
         AND             END OF           TOTAL          (IN           NET          INTEREST        AVERAGE NET       TURNOVER
    DISTRIBUTIONS        PERIOD          RETURN++       000'S)        ASSETS         EXPENSE           ASSETS           RATE
------------------------------------------------------------------------------------------------------------------------------
       $ (0.24)          $ 10.10            6.64%      $ 3,303         0.60%+          (a)              4.79%+            14%
         (0.48)             9.70            5.23         2,594         0.60            (a)              4.91              31
         (0.16)             9.68           (0.30)          975         0.60+         0.61%+             4.92+              2
         (0.52)             9.87           21.52           768         0.40            (a)              5.49              45
         (0.39)             8.58           (6.66)          311         0.21+           (a)              5.56+             38

       $ (0.23)          $ 10.10            6.53%      $ 1,342         0.80%+          (a)              4.59%+            14%
         (0.46)             9.70            5.02         1,018         0.80            (a)              4.71              31
         (0.15)             9.68           (0.37)          973         0.80+         0.81%+             4.72+              2
         (0.50)             9.87           21.28           203         0.60            (a)              5.29              45
         (0.50)             8.58           (7.58)           43         0.39            (a)              5.38              38
         (0.04)             9.80           (0.43)           34         0.17+           --               4.31+              3

       $ (0.20)          $ 10.10            6.23%      $ 4,840         1.38%+          (a)              4.01%+            14%
         (0.40)             9.70            4.45         5,319         1.35            (a)              4.16              31
         (0.14)             9.68           (0.55)        6,761         1.35+         1.36%+             4.17+              2
         (0.45)             9.87           20.63         6,619         1.15            (a)              4.74              45
         (0.45)             8.58           (8.10)        5,504         0.96            (a)              4.81              38
         (0.04)             9.80           (1.61)        3,284         0.77+           --               3.71+              3

       $ (0.21)          $ 10.10            6.31%      $    41         1.22%+          (a)              4.17%+            14%
         (0.43)             9.70            4.71            38         1.10            (a)              4.41              31
         (0.14)             9.68           (0.49)           37         1.18+         1.18%+             4.34+              2
         (0.45)             9.87           20.62            64         1.15            (a)              4.74              45
         (0.03)             8.58           (0.07)            2         0.96+           (a)              4.81+             38

          WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
        -------------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
      ------------------------------
          1.25%+          $ 0.21
          1.24              0.42
          1.47+             0.13
          1.27              0.44
          1.20+             0.32
          1.45%+          $ 0.20
          1.44              0.40
          1.67+             0.12
          1.47              0.42
          1.38              0.42
          1.86+             0.03
          2.03%+          $ 0.17
          1.99              0.34
          2.22+             0.11
          2.02              0.37
          1.95              0.37
          2.46+             0.02
          1.87%+          $ 0.18
          1.74              0.37
          2.05+             0.11
          2.02              0.37
          1.95+             0.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                          NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                          BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                          OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                          -------------------------------------------------------------------------------------------------------
NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended
  09/30/1997
  (unaudited)............  $ 10.18      $ 0.24         $ 0.27           $  0.51         $(0.24)            --               --
Year ended 03/31/1997....    10.21        0.47          (0.03)             0.44          (0.47)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.16          (0.15)             0.01          (0.16)            --               --
Year ended 11/30/1995....     9.53        0.46           0.83              1.29          (0.46)            --               --
Year ended 11/30/1994....    10.35        0.44          (0.79)            (0.35)         (0.44)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993*............    10.00        0.41           0.35              0.76          (0.41)            --               --

INVESTOR A SHARES
Six months ended
  09/30/1997
  (unaudited)............  $ 10.18      $ 0.23         $ 0.27           $  0.50         $(0.23)            --               --
Year ended 03/31/1997....    10.21        0.45          (0.03)             0.42          (0.45)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.15          (0.15)             0.00          (0.15)            --               --
Year ended 11/30/1995....     9.53        0.44           0.83              1.27          (0.44)            --               --
Year ended 11/30/1994....    10.35        0.42          (0.79)            (0.37)         (0.42)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993*............    10.15        0.37           0.20              0.57          (0.37)            --               --

INVESTOR B SHARES
Six months ended
  09/30/1997
  (unaudited)............  $ 10.18      $ 0.21         $ 0.27           $  0.48         $(0.21)            --               --
Year ended 03/31/1997....    10.21        0.42          (0.03)             0.39          (0.42)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.14          (0.15)            (0.01)         (0.14)            --               --
Year ended 11/30/1995....     9.53        0.41           0.83              1.24          (0.41)            --               --
Year ended 11/30/1994....    10.35        0.39          (0.79)            (0.40)         (0.39)        $(0.00)#        $ (0.03)
Period ended
  11/30/1993*............    10.25        0.17           0.10              0.27          (0.17)            --               --

INVESTOR C SHARES
Six months ended
  09/30/1997
  (unaudited)............  $ 10.18      $ 0.21         $ 0.27           $  0.48         $(0.21)            --               --
Year ended 03/31/1997....    10.21        0.42          (0.03)             0.39          (0.42)            --               --
Period ended
  03/31/1996(b)..........    10.36        0.14          (0.15)            (0.01)         (0.14)            --               --
Year ended 11/30/1995....     9.53        0.41           0.83              1.24          (0.41)            --               --
Period ended
  11/30/1994*............     9.55        0.03          (0.02)             0.01          (0.03)        $(0.00)#             --

---------------
* Nations Texas Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 12, 1993, February 4, 1993, June 22, 1993 and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF
                                                                     RATIO OF       OPERATING
                                                         NET        OPERATING      EXPENSES TO
                                                        ASSETS       EXPENSES      AVERAGE NET        RATIO OF
        TOTAL           NET ASSET                       END OF          TO           ASSETS        NET INVESTMENT
      DIVIDENDS           VALUE                         PERIOD       AVERAGE        INCLUDING        INCOME TO        PORTFOLIO
         AND             END OF           TOTAL          (IN           NET          INTEREST        AVERAGE NET       TURNOVER
    DISTRIBUTIONS        PERIOD          RETURN++       000'S)        ASSETS         EXPENSE           ASSETS           RATE
-------------------------------------------------------------------------------------------------------------------------------
       $ (0.24)          $ 10.45            6.69%      $383,866          0.50%+          (a)            4.71%+            18%
         (0.47)            10.18            4.37        24,764           0.50            --             4.59              34
         (0.16)            10.21            0.05        27,176           0.50+           --             4.52+             11
         (0.46)            10.36           13.83        26,382           0.57            (a)            4.62              64
         (0.47)             9.53           (3.48)       24,066           0.55            (a)            4.40              61
         (0.41)            10.35            7.72        31,875           0.44+           --             4.43+             63

       $ (0.23)          $ 10.45            6.59%      $ 1,243           0.70%+          (a)            4.51%+            18%
         (0.45)            10.18            4.17           909           0.70            --             4.39              34
         (0.15)            10.21           (0.02)          801           0.70+           --             4.32+             11
         (0.44)            10.36           13.60           806           0.77            (a)            4.42              64
         (0.45)             9.53           (3.66)          718           0.73            (a)            4.22              61
         (0.37)            10.35            5.64           968           0.59+           --             4.28+             63

       $ (0.21)          $ 10.45            6.28%      $ 2,160           1.10%+          (a)            4.11%+            18%
         (0.42)            10.18            3.87         2,182           1.00            --             4.09              34
         (0.14)            10.21           (0.12)        2,845           1.00+           --             4.02+             11
         (0.41)            10.36           13.27         3,136           1.07            (a)            4.12              64
         (0.42)             9.53           (3.96)        2,774           1.05            (a)            3.90              61
         (0.17)            10.35            2.61         1,330           0.94+           --             3.93+             63

       $ (0.21)          $ 10.45            6.36%      $   619           1.10%+          (a)            4.11%+            18%
         (0.42)            10.18            3.87           591           1.00            --             4.09              34
         (0.14)            10.21           (0.12)          569           1.00+           --             4.02+             11
         (0.41)            10.36           13.27           570           1.07            (a)            4.12              64
         (0.03)             9.53            0.08             2           1.05+           (a)            3.90+             61

          WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
          ----------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
      ------------------------------
          0.70%+          $ 0.23
          0.84              0.43
          0.89+             0.15
          0.83              0.44
          0.78              0.42
          0.82+             0.38
          0.90%+          $ 0.22
          1.04              0.41
          1.09+             0.14
          1.03              0.42
          0.96              0.40
          0.97+             0.34
          1.30%+          $ 0.20
          1.34              0.38
          1.39+             0.13
          1.33              0.39
          1.28              0.37
          1.32+             0.16
          1.30%+          $ 0.20
          1.34              0.38
          1.39+             0.13
          1.33              0.39
          1.28+             0.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS
                                                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET
                                                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT
                                                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME
                                                             --------------------------------------------------------------------
NATIONS TEXAS MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.48       $ 0.24        $ 0.39           $  0.63        $(0.24)
Year ended 03/31/1997.......................................    9.49         0.48         (0.01)             0.47         (0.48)
Period ended 03/31/1996(b)..................................    9.70         0.16         (0.21)            (0.05)        (0.16)
Year ended 11/30/1995.......................................    8.39         0.50          1.31              1.81         (0.50)
Period ended 11/30/1994*....................................   10.01         0.42         (1.62)            (1.20)        (0.42)

INVESTOR A SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.48       $ 0.23        $ 0.39           $  0.62        $(0.23)
Year ended 03/31/1997.......................................    9.49         0.46         (0.01)             0.45         (0.46)
Period ended 03/31/1996(b)..................................    9.70         0.15         (0.21)            (0.06)        (0.15)
Year ended 11/30/1995.......................................    8.39         0.49          1.31              1.80         (0.49)
Period ended 11/30/1994*....................................    9.92         0.47         (1.53)            (1.06)        (0.47)

INVESTOR B SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.48       $ 0.21        $ 0.39           $  0.60        $(0.21)
Year ended 03/31/1997.......................................    9.49         0.40         (0.01)             0.39         (0.40)
Period ended 03/31/1996(b)..................................    9.70         0.13         (0.21)            (0.08)        (0.13)
Year ended 11/30/1995.......................................    8.39         0.43          1.31              1.74         (0.43)
Year ended 11/30/1994.......................................    9.78         0.44         (1.39)            (0.95)        (0.44)
Period ended 11/30/1993*....................................   10.00         0.04         (0.22)            (0.18)        (0.04)

INVESTOR C SHARES
Six months ended 09/30/1997 (unaudited).....................   $9.48       $ 0.22        $ 0.39           $  0.61        $(0.22)
Year ended 03/31/1997.......................................    9.49         0.43         (0.01)             0.42         (0.43)
Period ended 03/31/1996(b)..................................    9.70         0.14         (0.21)            (0.07)        (0.14)
Year ended 11/30/1995.......................................    8.39         0.43          1.31              1.74         (0.43)
Period ended 11/30/1994*....................................    8.46         0.03         (0.07)            (0.04)        (0.03)

---------------
* Nations Texas Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on February 3, 1994, December 17, 1993, October 21, 1993, and November 3, 1994, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                    RATIO OF          WITHOUT WAIVERS AND/OR
                                                                     RATIO OF       OPERATING         EXPENSE REIMBURSEMENTS
                                                         NET        OPERATING      EXPENSES TO        ----------------------
                                                        ASSETS       EXPENSES      AVERAGE NET        RATIO OF
        TOTAL           NET ASSET                       END OF          TO           ASSETS        NET INVESTMENT
      DIVIDENDS           VALUE                         PERIOD       AVERAGE        INCLUDING        INCOME TO        PORTFOLIO
         AND             END OF           TOTAL          (IN           NET          INTEREST        AVERAGE NET       TURNOVER
    DISTRIBUTIONS        PERIOD          RETURN++       000'S)        ASSETS         EXPENSE           ASSETS           RATE
-------------------------------------------------------------------------------------------------------------------------------
       $ (0.24)          $9.87            6.69%       $  6,656        0.60%+          0.61+            4.90%+            20%
         (0.48)           9.48            5.00           5,675        0.60                (a)          4.99              52
         (0.16)           9.49           (0.55)          5,138        0.60+             --             4.92+              6
         (0.50)           9.70           22.09           4,613        0.39                (a)          5.45              50
         (0.42)           8.39          (12.21)          2,285        0.22+               (a)          5.52+            107

       $ (0.23)          $9.87            6.59%       $    412        0.80%+          0.81+            4.70%+            20%
         (0.46)           9.48            4.78             371        0.80                (a)          4.79              52
         (0.15)           9.49           (0.62)            317        0.80+             --             4.72+              6
         (0.49)           9.70           21.85             351        0.59                (a)          5.25              50
         (0.47)           8.39          (10.98)             55        0.40+               (a)          5.34+            107

       $ (0.21)          $9.87            6.28%       $  9,290        1.38%+          1.39+            4.12%+            20%
         (0.40)           9.48            4.21          10,090        1.35                (a)          4.24              52
         (0.13)           9.49           (0.80)         11,838        1.35+             --             4.17+              6
         (0.43)           9.70           21.19          12,587        1.14                (a)          4.70              50
         (0.44)           8.39           (9.98)         10,812        0.97                (a)          4.77             107
         (0.04)           9.78           (1.82)          6,154        0.70+             --             3.32+              5

       $ (0.22)          $9.87            6.36%       $     78        1.22%+          1.23+            4.28%+            20%
         (0.43)           9.48            4.47              73        1.10                (a)          4.49              52
         (0.14)           9.49           (0.74)             70        1.16+             --             4.36+              6
         (0.43)           9.70           21.15              70        1.14                (a)          4.70              50
         (0.03)           8.39           (0.43)              2       0.97+                (a)          4.77+            107



           WITHOUT WAIVERS AND/OR
           EXPENSE REIMBURSEMENTS
           ----------------------
          RATIO OF
        OPERATING
       EXPENSES TO    NET INVESTMENT
       AVERAGE NET        INCOME
          ASSETS        PER SHARE
       -----------------------------
          1.09%+          $ 0.22
          1.03              0.44
          1.11+             0.14
          1.05              0.44
          1.06+             0.35
          1.29%+          $ 0.21
          1.23              0.42
          1.31+             0.13
          1.25              0.43
          1.24+             0.39
          1.87%+          $ 0.19
          1.78              0.36
          1.86+             0.11
          1.80              0.37
          1.81              0.37
          2.05+             0.03
          1.71%+          $ 0.20
          1.53              0.39
          1.67+             0.12
          1.80              0.37
          1.81+             0.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                                                   DISTRIBUTIONS
                             NET ASSET                NET REALIZED     NET INCREASE/   DIVIDENDS   DISTRIBUTIONS    IN EXCESS OF
                               VALUE        NET      AND UNREALIZED    (DECREASE) IN    FROM NET     FROM NET       NET REALIZED
                             BEGINNING   INVESTMENT   GAIN/(LOSS)     NET ASSET VALUE  INVESTMENT    REALIZED         CAPITAL
                             OF PERIOD     INCOME    ON INVESTMENTS   FROM OPERATIONS    INCOME    CAPITAL GAINS       GAINS
                             ---------------------------------------------------------------------------------------------------
NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
PRIMARY A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.59      $ 0.26        $ 0.27           $  0.53        $(0.26)           --              --
Year ended 03/31/1997.......    10.69        0.51         (0.10)             0.41         (0.51)           --              --
Period ended
  03/31/1996(b).............    10.83        0.17         (0.14)             0.03         (0.17)           --              --
Year ended 11/30/1995.......     9.94        0.51          0.89              1.40         (0.51)      $ (0.00)#            --
Year ended 11/30/1994.......    10.99        0.50         (0.96)            (0.46)        (0.50)        (0.09)         $(0.00)#
Year ended 11/30/1993.......    10.59        0.48          0.42              0.90         (0.48)        (0.02)             --
Year ended 11/30/1992.......    10.34        0.54          0.29              0.83         (0.54)        (0.04)             --
Year ended 11/30/1991.......    10.14        0.58          0.21              0.79         (0.58)        (0.01)             --
Year ended 11/30/1990.......    10.08        0.61          0.11              0.72         (0.66)           --              --
Period ended 11/30/1989*....    10.00        0.12          0.03              0.15         (0.07)           --              --

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.59      $ 0.25        $ 0.27           $  0.52        $(0.25)           --              --
Year ended 03/31/1997.......    10.69        0.49         (0.10)             0.39         (0.49)           --              --
Period ended 03/31/1996
  (b).......................    10.83        0.16         (0.14)             0.02         (0.16)           --              --
Year ended 11/30/1995.......     9.94        0.49          0.89              1.38         (0.49)      $ (0.00)#            --
Year ended 11/30/1994.......    10.99        0.48         (0.96)            (0.48)        (0.48)        (0.09)             --
Year ended 11/30/1993.......    10.59        0.51          0.42              0.93         (0.51)        (0.02)             --
Year ended 11/30/1992.......    10.34        0.54          0.29              0.83         (0.54)        (0.04)             --
Year ended 11/30/1991.......    10.14        0.58          0.21              0.79         (0.58)        (0.01)             --
Period ended 11/30/1990*....    10.08        0.61          0.11              0.72         (0.66)           --              --

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.59      $ 0.22        $ 0.27           $  0.49        $(0.22)           --              --
Year ended 03/31/1997.......    10.69        0.46         (0.10)             0.36         (0.46)           --              --
Period ended
  03/31/1996(b).............    10.83        0.15         (0.14)             0.01         (0.15)           --              --
Year ended 11/30/1995.......     9.94        0.46          0.89              1.35         (0.46)      $ (0.00)#            --
Year ended 11/30/1994.......    10.99        0.45         (0.96)            (0.51)        (0.45)        (0.09)         $(0.00)#
Period ended 11/30/1993*....    10.83        0.21          0.16              0.37         (0.21)           --              --

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited)...............  $ 10.59      $ 0.22        $ 0.27           $  0.49        $(0.22)           --              --
Year ended 03/31/1997.......    10.69        0.46         (0.10)             0.36         (0.46)           --              --
Period ended
  03/31/1996(b).............    10.83        0.15         (0.14)             0.01         (0.15)           --              --
Year ended 11/30/1995.......     9.94        0.46          0.89              1.35         (0.46)      $ (0.00)#            --
Year ended 11/30/1994.......    10.99        0.44         (0.96)            (0.52)        (0.44)        (0.09)         $(0.00)#
Year ended 11/30/1993.......    10.59        0.44          0.42              0.86         (0.44)        (0.02)             --
Period ended 11/30/1992*....    10.44        0.19          0.15              0.34         (0.19)           --              --

---------------
* Nations Virginia Intermediate Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on September 20, 1989, December 5, 1989, June 7, 1993, and June 17, 1992, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                 RATIO OF
                                                                                 OPERATING
                                                                                EXPENSES TO
                                                                 RATIO OF       AVERAGE NET        RATIO OF
        TOTAL         NET ASSET                  NET ASSETS      OPERATING        ASSETS        NET INVESTMENT
      DIVIDENDS         VALUE                      END OF       EXPENSES TO      INCLUDING        INCOME TO        PORTFOLIO
         AND           END OF        TOTAL         PERIOD       AVERAGE NET      INFERRED        AVERAGE NET       TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)       ASSETS         EXPENSES           ASSETS           RATE
----------------------------------------------------------------------------------------------------------------------------
       $ (0.26)        $ 10.86         5.02%      $152,721          0.50%+            (a)            4.77%+            10%
         (0.51)          10.59         3.92        148,701          0.50              (a)            4.79              20
         (0.17)          10.69         0.27        155,464         0.50+              (a)            4.72+              2
         (0.51)          10.83        14.39        157,252          0.56              (a)            4.87              22
         (0.59)           9.94        (4.35)       167,405          0.61              (a)            4.76              14
         (0.50)          10.99         9.08        193,084          0.57              --             4.80              26
         (0.58)          10.59         8.28+++     157,773          0.56              --             5.17              13
         (0.59)          10.34         8.04+++     119,757          0.45              --             5.67              24
         (0.66)          10.14         7.41+++      75,962          0.26              --             6.09              19
         (0.07)          10.08         1.46+++      46,560          0.16+             --             6.09+             12

       $ (0.25)        $ 10.86         4.92%      $ 52,756          0.70%+            (a)            4.57%+            10%
         (0.49)          10.59         3.71         55,791          0.70              (a)            4.59              20
         (0.16)          10.69         0.20         68,003          0.70+             (a)            4.52+              2
         (0.49)          10.83        14.16         73,253          0.76              (a)            4.67              22
         (0.57)           9.94        (4.52)        79,412          0.79              (a)            4.58              14
         (0.53)          10.99         8.91        103,689          0.72              --             4.65              26
         (0.58)          10.59         8.18+++      76,650          0.65              --             5.04              13
         (0.59)          10.34         8.04+++      44,540          0.45              --             5.67              24
         (0.66)          10.14         7.41+++      24,303         0.26+              --             6.09+             19

       $ (0.22)        $ 10.86         4.71%      $ 10,078          1.10%+            (a)            4.17%+            10%
         (0.46)          10.59         3.40         10,516          1.00              (a)            4.29              20
         (0.15)          10.69         0.10         11,926          1.00+             (a)            4.22+              2
         (0.46)          10.83        13.82         12,163          1.06              (a)            4.37              22
         (0.54)           9.94        (4.82)         9,690          1.11              (a)            4.26              14
         (0.21)          10.99         3.48          5,249          1.07+             --             4.30+             26

       $ (0.22)        $ 10.86         4.71%      $  5,921          1.10%+            (a)            4.17%+            10%
         (0.46)          10.59         3.40          6,463          1.00              (a)            4.29              20
         (0.15)          10.69         0.10          6,909          1.00+             (a)            4.22+              2
         (0.46)          10.83        13.82          7,152          1.06              (a)            4.37              22
         (0.53)           9.94        (4.90)         8,372          1.19              (a)            4.18              14
         (0.46)          10.99         8.25         11,176          1.32              --             4.05              26
         (0.19)          10.59         3.36+++       4,769          1.28+             --             3.99+             13

          WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
        --------------------------
       RATIO OF
       OPERATING
      EXPENSES TO     NET INVESTMENT
      AVERAGE NET         INCOME
        ASSETS          PER SHARE
      ------------------------------
          0.76%+          $ 0.24
          0.74              0.49
          0.76+             0.16
          0.74              0.49
          0.73              0.49
          0.69              0.47
          0.68              0.53
          0.73              0.55
          0.80              0.55
          0.81+             0.08
          0.96%+          $ 0.23
          0.94              0.47
          0.96+             0.15
          0.94              0.47
          0.91              0.47
          0.84              0.49
          0.97              0.50
          0.73              0.55
          0.80+             0.55
          1.36%+          $ 0.20
          1.24              0.44
          1.26+             0.14
          1.24              0.44
          1.23              0.43
          1.19+             0.20
          1.36%+          $ 0.20
          1.24              0.44
          1.26+             0.14
          1.24              0.44
          1.31              0.43
          1.44              0.43
          2.80+             0.12

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                               NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS        TOTAL       NET ASSET
                                 VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      DIVIDENDS       VALUE
                               BEGINNING   INVESTMENT    GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT        AND         END OF
                               OF PERIOD     INCOME     ON INVESTMENTS   FROM OPERATIONS     INCOME     DISTRIBUTIONS    PERIOD
                               --------------------------------------------------------------------------------------------------
NATIONS VIRGINIA MUNICIPAL BOND FUND
PRIMARY A SHARES
Six Months ended 09/30/1997
  (unaudited).................  $  9.40      $ 0.24         $ 0.36           $  0.60         $(0.24)         (0.24)       $9.76
Year ended 03/31/1997.........     9.38        0.48           0.02              0.50          (0.48)         (0.48)        9.40
Period ended 03/31/1996 (b)...     9.62        0.16          (0.24)            (0.08)         (0.16)         (0.16)        9.38
Year ended 11/30/1995.........     8.29        0.51           1.33              1.84          (0.51)         (0.51)        9.62
Period ended 11/30/1994*......    10.00        0.45          (1.71)            (1.26)         (0.45)         (0.45)        8.29

INVESTOR A SHARES
Six months ended 09/30/1997
  (unaudited).................  $  9.40      $ 0.23         $ 0.36           $  0.59         $(0.23)         (0.23)       $9.76
Year ended 03/31/1997.........     9.38        0.46           0.02              0.48          (0.46)         (0.46)        9.40
Period ended 03/31/1996 (b)...     9.62        0.16          (0.24)            (0.08)         (0.16)         (0.16)        9.38
Year ended 11/30/1995.........     8.29        0.49           1.33              1.82          (0.49)         (0.49)        9.62
Year ended 11/30/1994.........     9.77        0.49          (1.48)            (0.99)         (0.49)         (0.49)        8.29
Period ended 11/30/1993*......     9.84        0.03          (0.07)            (0.04)         (0.03)         (0.03)        9.77

INVESTOR B SHARES
Six months ended 09/30/1997
  (unaudited).................  $  9.40      $ 0.20         $ 0.36           $  0.56         $(0.20)         (0.20)       $9.76
Year ended 03/31/1997.........     9.38        0.41           0.02              0.43          (0.41)         (0.41)        9.40
Period ended 03/31/1996 (b)...     9.62        0.14          (0.24)            (0.10)         (0.14)         (0.14)        9.38
Year ended 11/30/1995.........     8.29        0.44           1.33              1.77          (0.44)         (0.44)        9.62
Year ended 11/30/1994.........     9.77        0.44          (1.48)            (1.04)         (0.44)         (0.44)        8.29
Period ended 11/30/1993*......    10.00        0.04          (0.23)            (0.19)         (0.04)         (0.04)        9.77

INVESTOR C SHARES
Six months ended 09/30/1997
  (unaudited).................  $  9.40      $ 0.21         $ 0.36           $  0.57         $(0.21)         (0.21)       $9.76
Year ended 03/31/1997.........     9.38        0.43           0.02              0.45          (0.43)         (0.43)        9.40
Period ended 03/31/1996 (b)...     9.62        0.14          (0.24)            (0.10)         (0.14)         (0.14)        9.38
Year ended 11/30/1995.........     8.29        0.44           1.33              1.77          (0.44)         (0.44)        9.62
Period ended 11/30/1994*......     8.38        0.03          (0.09)            (0.06)         (0.03)         (0.03)        8.29

---------------
* Nations Virginia Municipal Bond Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 11, 1994, November 8, 1993, October 21, 1993 and November 3, 1994, respectively.
+    Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                        WITHOUT WAIVERS AND/OR
                                                                                                        EXPENSE REIMBURSEMENTS
                                                  RATIO OF                                          -----------------------------
                               RATIO OF          OPERATING            RATIO OF                       RATIO OF
               NET ASSETS      OPERATING        EXPENSES TO        NET INVESTMENT                    OPERATING
                 END OF       EXPENSES TO       AVERAGE NET          INCOME TO        PORTFOLIO     EXPENSES TO     NET INVESTMENT
    TOTAL        PERIOD       AVERAGE NET     ASSETS INCLUDING      AVERAGE NET       TURNOVER      AVERAGE NET         INCOME
    RETURN++   (IN 000'S)       ASSETS        INTEREST EXPENSE         ASSETS           RATE          ASSETS          PER SHARE
  ------------------------------------------------------------------------------------------------------------------------------
     6.43%      $  8,311          0.60%+              (a)               4.95%+             7%           1.02%+          $ 0.22
     5.44          5,726          0.60                (a)               5.10              37            0.98              0.44
    (0.84)         3,296          0.60+             0.61%+              5.06+              8            1.07+             0.14
    22.63          3,527          0.39                (a)               5.51              16            1.04              0.46
    (12.86)          432          0.21+               (a)               5.52+             61            0.99+             0.38

     6.32%      $    832          0.80%+              (a)               4.75%+             7%           1.22%+          $ 0.21
     5.23            726          0.80                (a)               4.90              37            1.18              0.42
    (0.91)           661          0.80+             0.81%+              4.86+              8            1.27+             0.14
    22.39            650          0.59                (a)               5.31              16            1.24              0.44
    (10.44)          168          0.39                (a)               5.34              61            1.17              0.43
    (0.42)            25          0.10+               --                3.88+              0            1.30+             0.02

     6.01%      $ 14,118          1.38%+              (a)               4.17%+             7%           1.80%+          $ 0.18
     4.65         13,972          1.35                (a)               4.35              37            1.73              0.37
    (1.09)        15,938          1.35+             1.36%+              4.31+              8            1.82+             0.12
    21.72         16,489          1.14                (a)               4.76              16            1.79              0.39
    (10.95)       12,738          0.96                (a)               4.77              61            1.74              0.37
    (1.93)         6,580          0.70+               --                3.28+              0            1.90+             0.03

     6.10%      $     48          1.22%+              (a)               4.33%+             7%           1.64%+          $ 0.19
     4.92             45          1.10                (a)               4.60              37            1.48              0.39
    (1.03)            43          1.16+             1.17%+              4.50+              8            1.63+             0.12
    21.71             34          1.14                (a)               4.76              16            1.79              0.39
    (0.67)             2          0.96+               (a)               4.77+             61            1.74+             0.03

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS                                     (UNAUDITED)

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of the date of this report, the Trust offers thirty-three separate portfolios. Information presented in these financial statements pertains only to: Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund, Nations Municipal Income Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. The Board of Trustees has authorized the issuance of Primary B Shares for all Funds. As of September 30, 1997, no Primary B Shares have been issued. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Investments in municipal bonds are valued by an independent pricing service approved by the Board of Trustees. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which takes into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and other assets are valued by the investment adviser under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Certain states' municipal obligations may be obligations of issuers that rely in whole or in part on state specific revenues, real property taxes and revenues from health care institutions, as appropriate, or obligations secured by mortgages on real property. Consequently, state law affecting these obligations and the possible effects on these obligations of economic conditions in such states must be considered.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until the settlement date.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and pay such dividends monthly. Each Fund will distribute net realized capital gains annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

Federal Income Tax: It is the policy of each Fund to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust has, on behalf of the Funds, entered into an investment advisory agreement (the "Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of this Investment Advisory Agreement, NBAI is entitled to receive an advisory fee calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                                                      ANNUAL RATE
                                                                                      ----------
        Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal          0.50%
        Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Georgia
        Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal
        Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations
        South Carolina Intermediate Municipal Bond Fund, Nations Tennessee
        Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond
        Fund and Nations Virginia Intermediate Municipal Bond Fund

        Nations Municipal Income Fund, Nations Florida Municipal Bond Fund, Nations       0.60%
        Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations
        North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond
        Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond
        Fund and Nations Virginia Municipal Bond Fund

The Trust has, on behalf of the Funds, entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of the Sub-Advisory Agreement, TradeStreet is entitled to receive a sub-advisory fee from NBAI for each Fund at the annual rate of 0.07% of such Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust pursuant to an administration agreement (the "Administration Agreement"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust pursuant to a co-administration agreement (the "Co-Administration Agreement"). Pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Trust's Funds. NationsBank serves as the sub-administrator of the Trust pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1997, Stephens earned $346,792 (net of fee waivers) from the Funds for its administration services, of which $93,052 was paid to NationsBank for its services as sub-administrator.

NationsBank of Texas, N.A. ("NationsBank of Texas" and, collectively with The Bank of New York ("BONY"), called "Custodians") acts as Custodian of the Trust's assets and, for the six months ended September 30, 1997, earned $128,174 for providing such services. BONY has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY will serve as sub-custodian for the Funds.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

The investment adviser, sub-adviser, administrator and custodian may, from time to time, voluntarily reduce their fees payable by each Fund. For the six months ended September 30, 1997, the investment adviser and administrator voluntarily waived fees and reimbursed expenses as follows:

                                                                                 FEES WAIVED BY               FEES
                                                                           --------------------------     REIMBURSED BY
                                                                           ADVISER      ADMINISTRATOR        ADVISER
                                                                           --------------------------------------------
Nations Short-Term Municipal Income Fund.................................  $169,119        $ 8,941            $  --
Nations Intermediate Municipal Bond Fund.................................   381,091         42,935               --
Nations Municipal Income Fund............................................   305,211         30,837               --
Nations Florida Intermediate Municipal Bond Fund.........................   112,327         10,263               --
Nations Florida Municipal Bond Fund......................................    58,455          4,218               --
Nations Georgia Intermediate Municipal Bond Fund.........................    95,079          8,617               --
Nations Georgia Municipal Bond Fund......................................    34,384          1,627               --
Nations Maryland Intermediate Municipal Bond Fund........................   123,980          8,930               --
Nations Maryland Municipal Bond Fund.....................................    39,575          1,637               --
Nations North Carolina Intermediate Municipal Bond Fund..................    86,992          8,094               --
Nations North Carolina Municipal Bond Fund...............................    47,100          2,838               --
Nations South Carolina Intermediate Municipal Bond Fund..................   137,829         12,790               --
Nations South Carolina Municipal Bond Fund...............................    35,971          1,810               --
Nations Tennessee Intermediate Municipal Bond Fund.......................    46,415          2,707               --
Nations Tennessee Municipal Bond Fund....................................    28,684            931              761
Nations Texas Intermediate Municipal Bond Fund...........................   113,338         12,929               --
Nations Texas Municipal Bond Fund........................................    36,998          1,627               --
Nations Virginia Intermediate Municipal Bond Fund........................   264,840         22,189               --
Nations Virginia Municipal Bond Fund.....................................    43,423          2,182               --

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1997, earned approximately $100,457 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1997, the Funds were informed that the distributor received $269,295 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a Fund of Nations Fund, Inc. The expense for the deferred compensation and retirement plan is included in "Trustees' Fees and Expenses" in the Statements of Operations.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust has adopted a shareholder servicing and distribution plan pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor B Shares and Investor C Shares of each Fund; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor B Shares and Investor C Shares of each Fund (collectively, the "Plans"). The Investor A Plan permits the Funds to compensate (i) servicing agents for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares of Nations Short-Term Municipal Income Fund, Investor B Shares and Investor C Shares, respectively. The Distribution Plan permits the Funds to compensate or reimburse

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares or Investor C Shares, respectively. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the distributor. Fees incurred pursuant to the Plans are charged as expenses of each Fund directly to the Investor A Shares, Investor B Shares and Investor C Shares, respectively.

For the six months ended September 30, 1997, the effective rates incurred by the Funds, as a percentage of average daily net assets, pursuant to the Plans were as follows:

                                                                      INVESTOR B      INVESTOR B      INVESTOR C      INVESTOR C
                                                        INVESTOR     DISTRIBUTION     SERVICING      DISTRIBUTION     SERVICING
                         FUND                            A PLAN         PLAN**           PLAN           PLAN**           PLAN
                                                        ------------------------------------------------------------------------
Nations Short-Term Municipal Income Fund*.............    0.20%          0.10%           0.25%           0.10%           0.25%
Nations Intermediate Municipal Bond Fund..............    0.20           0.35            0.25            0.35            0.25
Nations Municipal Income Fund.........................    0.20           0.53            0.25            0.37            0.25
Nations Florida Intermediate Municipal Bond Fund......    0.20           0.35            0.25            0.35            0.25
Nations Florida Municipal Bond Fund...................    0.20           0.53            0.25            0.37            0.25
Nations Georgia Intermediate Municipal Bond Fund......    0.20           0.35            0.25            0.35            0.25
Nations Georgia Municipal Bond Fund...................    0.20           0.53            0.25            0.37            0.25
Nations Maryland Intermediate Municipal Bond Fund.....    0.20           0.35            0.25            0.35            0.25
Nations Maryland Municipal Bond Fund..................    0.20           0.53            0.25            0.37            0.25
Nations North Carolina Intermediate Municipal Bond
  Fund................................................    0.20           0.35            0.25            0.35            0.25
Nations North Carolina Municipal Bond Fund............    0.20           0.53            0.25            0.37            0.25
Nations South Carolina Intermediate Municipal Bond
  Fund................................................    0.20           0.35            0.25            0.35            0.25
Nations South Carolina Municipal Bond Fund............    0.20           0.53            0.25            0.37            0.25
Nations Tennessee Intermediate Municipal Bond Fund....    0.20           0.35            0.25            0.35            0.25
Nations Tennessee Municipal Bond Fund.................    0.20           0.53            0.25            0.37            0.25
Nations Texas Intermediate Municipal Bond Fund........    0.20           0.35            0.25            0.35            0.25
Nations Texas Municipal Bond Fund.....................    0.20           0.53            0.25            0.37            0.25
Nations Virginia Intermediate Municipal Bond Fund.....    0.20           0.35            0.25            0.35            0.25
Nations Virginia Municipal Bond Fund..................    0.20           0.53            0.25            0.37            0.25

 * In addition, a shareholder servicing plan has been adopted for the Investor A Shares of the Nations Short-Term Municipal Income Fund. For the six months ended September 30, 1997, no fees were incurred by the Fund pursuant to the plan.
** The Investor B Distribution Plan and Investor C Distribution Plan rates changed effective August 1, 1997.

A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank and NBAI.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended September 30, 1997 were as follows:

                                                                                       PURCHASES          SALES
                                                                                      -----------------------------
Nations Short-Term Municipal Income Fund..........................................    $ 81,011,491     $ 44,485,944
Nations Intermediate Municipal Bond Fund..........................................     152,225,095      127,402,035
Nations Municipal Income Fund.....................................................      94,748,209       98,947,897
Nations Florida Intermediate Municipal Bond Fund..................................      23,327,191       12,454,027
Nations Florida Municipal Bond Fund...............................................      10,228,649        4,185,779
Nations Georgia Intermediate Municipal Bond Fund..................................      23,029,206       18,816,832
Nations Georgia Municipal Bond Fund...............................................       4,293,255        4,260,961
Nations Maryland Intermediate Municipal Bond Fund.................................      13,472,457        5,873,779
Nations Maryland Municipal Bond Fund..............................................       5,723,793        2,440,707
Nations North Carolina Intermediate Municipal Bond Fund...........................      16,390,221       11,065,044
Nations North Carolina Municipal Bond Fund........................................       3,363,077        1,954,353
Nations South Carolina Intermediate Municipal Bond Fund...........................      17,963,522       16,009,321
Nations South Carolina Municipal Bond Fund........................................       1,499,120        1,425,394
Nations Tennessee Intermediate Municipal Bond Fund................................      32,602,588        8,668,911
Nations Tennessee Municipal Bond Fund.............................................       1,274,469        1,558,215
Nations Texas Intermediate Municipal Bond Fund....................................      21,894,799       25,198,285
Nations Texas Municipal Bond Fund.................................................       3,215,936        3,281,940
Nations Virginia Intermediate Municipal Bond Fund.................................      22,291,970       25,150,733
Nations Virginia Municipal Bond Fund..............................................       3,859,928        1,487,049

At September 30, 1997, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                                          TAX BASIS        TAX BASIS
                                                                                          UNREALIZED       UNREALIZED
                                                                                         APPRECIATION     DEPRECIATION
                                                                                         -----------------------------
Nations Short-Term Municipal Income Fund.............................................    $    970,761       $  3,250
Nations Intermediate Municipal Bond Fund.............................................      39,005,859        426,809
Nations Municipal Income Fund........................................................      29,883,225         25,169
Nations Florida Intermediate Municipal Bond Fund.....................................      10,374,427         35,300
Nations Florida Municipal Bond Fund..................................................       2,465,884         43,011
Nations Georgia Intermediate Municipal Bond Fund.....................................       6,470,659         21,479
Nations Georgia Municipal Bond Fund..................................................         618,683         13,625
Nations Maryland Intermediate Municipal Bond Fund....................................       3,670,675         12,099
Nations Maryland Municipal Bond Fund.................................................         793,011            695
Nations North Carolina Intermediate Municipal Bond Fund..............................       9,326,627          1,400
Nations North Carolina Municipal Bond Fund...........................................       1,683,710          6,766
Nations South Carolina Intermediate Municipal Bond Fund..............................      15,178,800        151,612
Nations South Carolina Municipal Bond Fund...........................................         813,970          9,981
Nations Tennessee Intermediate Municipal Bond Fund...................................       1,866,891         17,625
Nations Tennessee Municipal Bond Fund................................................         536,189             --
Nations Texas Intermediate Municipal Bond Fund.......................................      18,127,719             --
Nations Texas Municipal Bond Fund....................................................       1,099,324          2,085
Nations Virginia Intermediate Municipal Bond Fund....................................      10,971,575         29,239
Nations Virginia Municipal Bond Fund.................................................       1,090,045          2,558

5.  SHARES OF BENEFICIAL INTEREST.

As of September 30, 1997, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of redemption. All such costs for Nations Municipal Income Fund, Nations Maryland Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund have been fully amortized.

7.  LINE OF CREDIT.

The Trust participates in an uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $25 million or 25% of its net assets. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

Borrowings for the six months ended September 30, 1997, by the Funds under the Agreements are disclosed below:

                                     AMOUNT
                                   OUTSTANDING                                                 AVERAGE
                                       AT            MAXIMUM        AVERAGE                     DEBT        INTEREST
                                  SEPTEMBER 30,      AMOUNT         AMOUNT        AVERAGE        PER          RATE        INTEREST
             FUND                     1997         OUTSTANDING    OUTSTANDING      SHARES       SHARE     HIGH    LOW     EXPENSE
----------------------------------------------------------------------------------------------------------------------------------
Nations Short-Term Municipal
  Income Fund..................         --         $2,100,000       $26,776       9,175,316    $.0029     6.11%   5.99%    $ 825
Nations Intermediate Municipal
  Bond Fund....................         --          2,100,000        26,776      41,790,090     .0006     5.99%   5.93%      811
Nations Municipal Income
  Fund.........................         --            100,000         1,093      27,032,441     .0000 (a) 6.32%   6.03%       34
Nations Florida Intermediate
  Municipal Bond Fund..........         --            500,000         2,732       9,748,682     .0009     6.00%   6.00%       83
Nations Georgia Intermediate
  Municipal Bond Fund..........         --            500,000        11,475       8,034,661     .0014     6.16%   5.96%      351
Nations Georgia Municipal Bond
  Fund.........................         --            100,000         5,464       1,670,193     .0033     6.09%   5.86%      166
Nations North Carolina
  Municipal Bond Fund..........         --            400,000         2,186       2,931,723     .0007     5.98%   5.98%       66
Nations South Carolina
  Intermediate Municipal Bond
  Fund.........................         --            300,000         9,836      12,109,829     .0008     6.12%   5.96%      299
Nations South Carolina
  Municipal Bond Fund..........         --            200,000         8,743       1,824,952     .0048     6.08%   5.81%      266
Nations Tennessee Intermediate
  Municipal Bond Fund..........         --            800,000        13,115      12,656,010     .0010     6.03%   5.83%      394
Nations Tennessee Municipal
  Bond Fund....................         --            200,000         2,426         933,400     .0026     6.15%   5.98%       75
Nations Texas Municipal Bond
  Fund.........................         --            200,000         9,836       1,674,119     .0059     6.46%   5.90%      303
Nations Virginia Intermediate
  Municipal Bond Fund..........         --            900,000        25,683      20,572,057     .0012     6.32%   5.97%      794

---------------

(a) The amount represents less than $0.0001 per share.

The average amount outstanding was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended September 30, 1997.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

8.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1997, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                         NAME OF FUND                              2002        2003       2004       2005
-----------------------------------------------------------------------------------------------------------
Nations Short-Term Municipal Income Fund.......................  $269,453   $  373,533        --         --
Nations Intermediate Municipal Bond Fund.......................        --       51,519        --         --
Nations Municipal Income Fund..................................   913,512    2,394,822        --         --
Nations Florida Intermediate Municipal Bond Fund...............   216,636      752,907        --   $ 22,078
Nations Florida Municipal Bond Fund............................   531,197      354,485        --    133,293
Nations Georgia Intermediate Municipal Bond Fund...............        --      278,109        --         --
Nations Georgia Municipal Bond Fund............................   137,330      222,938        --         --
Nations Maryland Intermediate Municipal Bond Fund..............        --      983,734        --         --
Nations Maryland Municipal Bond Fund...........................    31,592        4,504        --     49,878
Nations North Carolina Intermediate Municipal Bond Fund........        --      274,366        --         --
Nations North Carolina Municipal Bond Fund.....................   358,960      425,261        --    206,767
Nations South Carolina Intermediate Municipal Bond Fund........        --      223,578        --         --
Nations Tennessee Intermediate Municipal Bond Fund.............   254,343       53,285        --      1,009
Nations Tennessee Municipal Bond Fund..........................    30,632      174,808        --         --
Nations Texas Intermediate Municipal Bond Fund.................   531,242      474,023        --         --
Nations Texas Municipal Bond Fund..............................   604,685      131,901        --         --
Nations Virginia Intermediate Municipal Bond Fund..............        --      742,427        --         --
Nations Virginia Municipal Bond Fund...........................   514,704       77,074   $12,358     62,619

Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 1997, the following Funds have elected to defer losses occurring between November 1, 1996 and March 31, 1997 under these rules:

                                                                                  POST-OCTOBER CAPITAL
                                                                           SHORT TERM          LONG TERM
                                                                          LOSS DEFERRAL   (GAIN)/LOSS DEFERRAL
--------------------------------------------------------------------------------------------------------------
Nations Intermediate Municipal Bond Fund................................     $36,615            $ 55,281
Nations Florida Intermediate Municipal Bond Fund........................      16,498              (7,678)
Nations Florida Municipal Bond Fund.....................................       3,655             110,133
Nations North Carolina Intermediate Municipal Bond Fund.................      52,850              19,948
Nations Tennessee Intermediate Municipal Bond Fund......................          --                  24
Nations Texas Intermediate Municipal Bond Fund..........................          --               5,897

9.  REORGANIZATIONS.

On August 8, 1997 and August 22, 1997, certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Nations Common Trust Funds, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

net assets of the Acquired Fund and the Acquiring Fund, the total net assets of each Acquiring Fund after the acquisition and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                             VALUE OF     TOTAL NET     TOTAL NET   TOTAL NET ASSETS
                                           SHARES ISSUED  SHARES ISSUED   ASSETS OF     ASSETS OF     OF ACQUIRING     ACQUIRED FUND
ACQUIRING         ACQUIRED   ACQUISITION   BY ACQUIRING    BY ACQUIRING    ACQUIRED     ACQUIRING      FUND AFTER        UNREALIZED
   FUND             FUND         DATE          FUND            FUND          FUND          FUND       ACQUISITION       APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Nations         Nations
Intermediate    Common
Municipal       Trust
Bond            Intermediate
Fund            Municipal
                Fund          08/08/97    49,075,326     $502,040,580    $502,040,580   $350,318,892     $852,359,472    $23,696,304

                Nations
                Common
Nations         Trust
Municipal       Municipal
Income          Bond
Fund            Fund          08/08/97    14,127,038      159,211,714     159,211,714    327,035,347      486,247,061      9,642,639

                Nations
                Common
Nations         Trust
Florida         Florida
Intermediate    Tax-
Municipal       Exempt
Bond            Income
Fund            Fund          08/08/97    12,806,781      136,392,214     136,392,214     69,327,604      205,719,818      7,072,545

                Nations
Nations         Common
Georgia         Trust
Intermediate    Bank
Municipal       South
Bond            Tax-Free
Fund            Fund          08/08/97     2,405,397       26,050,446      26,050,446     66,470,897       92,521,343        813,939


Nations         Nations
Georgia         Common
Intermediate    Trust
Municipal       Georgia
Bond            Municipal
Fund            Fund          08/08/97     4,858,036       52,612,527      52,612,527     92,521,343      145,133,870        813,939


                Nations
                Common
Nations         Trust
North           North
Carolina        Carolina
Intermediate    Tax-
Municipal       Exempt
Bond            Income
Fund            Fund          08/08/97    13,384,781      141,744,830     141,744,830     42,540,924      184,285,754      6,801,572



                Nations
                Common
Nations         Trust Old
South           Colony
Carolina        South
Intermediate    Carolina
Municipal       Tax-
Bond            Exempt
Fund            Fund          08/08/97     6,420,542       68,635,591      68,635,591     70,529,321      139,164,912      5,052,630

Nations
South           Nations
Carolina        Common
Intermediate    Trust
Municipal       South
Bond            Carolina
Fund            Municipal     08/08/97    12,876,466      137,649,419     137,649,419    139,164,912      276,814,331      5,052,630

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS  (CONTINUED)                        (UNAUDITED)

                                                                                              VALUE OF          TOTAL NET
                                                                       SHARES ISSUED       SHARES ISSUED        ASSETS OF
                                                     ACQUISITION       BY ACQUIRING         BY ACQUIRING         ACQUIRED
  ACQUIRING FUND               ACQUIRED FUND            DATE                FUND               FUND                FUND
  -------------------------------------------------------------------------------------------------------------------------
  Nations Tennessee            Nations Common
  Intermediate Municipal       Trust Tennessee
  Bond Fund                    Municipal Fund          08/08/97           2,471,206         $ 25,428,706       $ 25,428,706

  Nations Tennessee            Nations Common
  Intermediate Municipal       Trust Tennessee
  Bond Fund                    Municipal Fund          08/08/97          34,435,428          357,784,093        357,784,093


                                                      TOTAL NET        TOTAL NET ASSETS
                                                      ASSETS OF          OF ACQUIRING      ACQUIRED FUND
                                                      ACQUIRING           FUND AFTER        UNREALIZED
  ACQUIRING FUND               ACQUIRED FUND            FUND              ACQUISITION       APPRECIATION
  ------------------------------------------------------------------------------------------------------
  Nations Tennessee            Nations Common
  Intermediate Municipal       Trust Tennessee
  Bond Fund                    Municipal Fund        $20,695,671         $ 46,124,377       $ 1,048,569

  Nations Tennessee            Nations Common
  Intermediate Municipal       Trust Tennessee
  Bond Fund                    Municipal Fund         30,219,011          388,003,104        15,314,786


On May 16, 1997, certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund, the total net assets of each Acquiring Fund after the acquisition and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:


                                                                                             VALUE OF          TOTAL NET
                                                                       SHARES ISSUED       SHARES ISSUED        ASSETS OF
                                                     ACQUISITION       BY ACQUIRING         BY ACQUIRING         ACQUIRED
  ACQUIRING FUND               ACQUIRED FUND            DATE                FUND               FUND                FUND
  -------------------------------------------------------------------------------------------------------------------------
  Nations Intermediate         Pilot Intermediate
  Municipal Bond Fund          Municipal Fund          05/16/97          21,685,851         $218,884,238       $218,884,238

  Nations Municipal            Pilot Municipal
  Income Fund                  Bond Fund               05/16/97          18,253,630          201,343,712        201,343,712

                                                      TOTAL NET        TOTAL NET ASSETS
                                                      ASSETS OF          OF ACQUIRING      ACQUIRED FUND
                                                      ACQUIRING           FUND AFTER        UNREALIZED
  ACQUIRING FUND               ACQUIRED FUND            FUND              ACQUISITION       APPRECIATION
  ------------------------------------------------------------------------------------------------------
  Nations Intermediate         Pilot Intermediate
  Municipal Bond Fund          Municipal Fund        $119,774,610        $338,658,848        $5,841,379

  Nations Municipal            Pilot Municipal
  Income Fund                  Bond Fund              109,547,454         310,891,166         9,978,682


                          [GRAPHIC DEPICTING BASKETS]

                                                           --------------------
                                                                 BULK RATE
[NATIONS FUNDS LOGO]                                           U.S. POSTAGE
                                                                   PAID
P.O. Box 32602                                                 N READING, MA
Charlotte, NC 28234-4602                                         PERMIT NO.
Toll Free 1-800-982-2271                                            105
                                                           --------------------





SAR2 97495 9/97